June 30, 1998                                                       IVY FUNDS(R)

IVY
INTERNATIONAL
SMALL
COMPANIES
FUND



SEMIANNUAL
REPORT

This report and the financial statements contained herein are submitted for the general information of the share-holders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.



MARKET COMMENTARY

International small companies have performed well since the beginning of the year, although they have continued to slightly underperform their large-cap counterparts as they have for the past four years. Year to date, investors have favored large-cap blue chip companies in Europe, much as they have in the US bull market over the last few years. And, uncertainty in Asia has led many investors to steer clear of less liquid names. In contrast, many small-cap names in Latin America have fared much better than their larger-cap counterparts.

The largest regional weighting in the Ivy International Small Companies Fund (at 70% of total assets) continues to be Western Europe. This portion of the Fund has performed particularly well as the European cyclical recovery has gained momentum and European markets have rallied amid Economic and Monetary Union
(EMU) euphoria. Safilo, the Italian eyeglasses maker, and Grupo Anaya, a Spanish publisher, are two portfolio holdings positioned to benefit from the cyclical upturn currently gaining momentum in Europe. The Fund also has exposure to southern European financial institutions, which continue to benefit from EMU-related developments. Portugal's Seguros Mundial Confianca and Italy's Banca Popolare di Milano, in particular, have made solid contributions to the Fund's performance.

Despite strong performance from the European markets, we believe this portion of the Fund continues to offer excellent value. Even though European small caps are currently enjoying almost double the growth rates of larger-cap stocks, there is, on average, a discount of almost 50% between European small caps and the largest blue chips listed on European exchanges. We believe that as valuations become more demanding among large-cap European issues, small caps could be due for a period of outperformance.

Asian holdings represent almost 20% of the Fund. Small caps in Asia have not escaped the regionwide turmoil. And, in many cases they have actually performed worse than the broader indices as investors sought the liquidity of larger-cap names. However, some companies, such as Li & Fung, which have benefited from competitive devaluations in the region, have actually produced positive returns. On average, small caps in Asia are currently trading at about a 20% discount to the overall market indices, and in many cases the discount is significantly greater. For example, Hong Kong-based luxury car distributor JIMH is currently trading at five times this year's estimated earnings, two times cash flow, and has a healthy balance sheet and generous dividend yield.

About 8% of the portfolio's holdings are currently allocated to Latin America. Although the region has performed poorly since the beginning of the year, many small-cap issues have outperformed broader indices. This is a marked contrast to last year. In Brazil, for example, the broader market has been flat since January 1, 1998, while small caps, supported by local investors, have performed well.

Overall, we have found that small-cap companies often represent the best values in our regional universes. We believe that compelling valuations could well continue to drive strong performance of international small caps. In addition, we believe that international small companies can add valuable diversification to an investor's overall global investment program.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111


                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

        EQUITY SECURITIES -- 99.00%            SHARES       VALUE
-------------------------------------------
ASIA/PACIFIC -- 18.77%
-------------------------------------------
AUSTRALIA -- 3.25%
BRL Hardy Limited..........................      15,000   $   48,301
Tyndall Australia Limited..................      51,183       66,559
                                                          ----------
                                                             114,860
                                                          ----------
HONG KONG -- 6.74%
CDL Hotels International Ltd. .............      80,000       23,746
Gold Peak Industries (Holdings) Ltd. ......      53,000       18,126
Jardine International Motor Holdings
  Co. .....................................      48,000       17,655
Lamex Holdings Ltd. .......................     130,000        5,033
Li & Fung..................................      50,000       80,660
National Mutual Asia Ltd. .................      54,000       34,497
Peregrine Investments Holdings
  Limited(b)(c)............................      36,000           --
Techtronic Industries Company..............     166,000       34,277
Union Bank of Hong Kong Ltd. ..............      38,000       24,153
                                                          ----------
                                                             238,147
                                                          ----------
MALAYSIA -- 1.23%
KFC Holdings (Malaysia) Berhad(a)..........      26,000       13,791
Malayan Cement Berhad......................      28,750        9,358
Sime UEP Properties Berhad.................      24,000       13,772
Sungei Way Holdings Bhd. ..................      42,000        6,481
                                                          ----------
                                                              43,402
                                                          ----------
NEW ZEALAND -- 3.59%
Fisher & Paykel Industries.................      20,800       52,905
Fletcher Challenge Building................      23,000       28,654
Fletcher Challenge Forestry................         920          516
Tourism Holdings Limited(a)................      78,684       44,928
                                                          ----------
                                                             127,003
                                                          ----------
PHILIPPINES -- 0.91%
Alaska Milk Corporation(a).................     440,000       19,626
Asian Terminals, Inc. .....................     225,000        7,554
Metro Pacific Corp.(a).....................     216,391        4,930
                                                          ----------
                                                              32,110
                                                          ----------
SINGAPORE -- 1.96%
Clipsal Industries Ltd ....................      22,000       19,690
Comfort Group Limited......................      55,000       12,371
Elec & Eltek International Co. Ltd. .......      11,000       37,180
                                                          ----------
                                                              69,241
                                                          ----------
THAILAND -- 1.09%
Circuit Electronic Industries Public
  Company Limited -- Foreign
  Registered(a)............................      13,500        4,229
Delta Electronics (Thailand) Public Company
  Limited -- Foreign Registered............       3,750       21,277
K.R. Precision Public Company Limited --
  Foreign Registered(a)....................       4,100        2,714
Robinson Department Store Public Company
  Limited -- Foreign Registered(a).........     180,200        5,197
S.G. Asia Credit Company PLC -- Foreign
  Registered(a)............................      25,200        5,004
                                                          ----------
                                                              38,421
                                                          ----------
EUROPE -- 71.27%
-------------------------------------------
AUSTRIA -- 3.37%
BWT AG.....................................         560      118,976
                                                          ----------
DENMARK -- 3.26%
Jyske Bank A/S.............................         600       70,776
Sydbank A/S................................         800       44,554
                                                          ----------
                                                             115,330
                                                          ----------

             EQUITY SECURITIES                 SHARES       VALUE
-------------------------------------------
FINLAND -- 2.99%
Metsa-Serla OY -- Class B..................       8,500   $   82,111
Raisio Group plc...........................       1,300       23,458
                                                          ----------
                                                             105,569
                                                          ----------
FRANCE -- 14.62%
Assurances Banque Populaire................         891       92,695
Bongrain S.A...............................         175       87,876
Galeries Lafayette.........................          65       64,828
MGI Coutier................................         700       40,175
Scor.......................................       1,810      114,808
Unibail....................................         900      116,407
                                                          ----------
                                                             516,789
                                                          ----------
GERMANY -- 7.31%
Dyckerhoff AG..............................         215       75,040
Gerresheimer Glas AG.......................       3,800       57,052
Leica Camera AG............................       5,185       61,759
Merck KGaA.................................       1,440       64,380
                                                          ----------
                                                             258,231
                                                          ----------
HUNGARY -- 1.39%
Danubius Hotel & Spa Rights(a).............       1,200       24,134
Pick Szeged Rights.........................         425       24,846
                                                          ----------
                                                              48,980
                                                          ----------
ITALY -- 7.84%
Banca Popolare Di Milano...................      10,650       84,778
Industrie Natuzzi Spa -- Sponsored ADR.....       3,100       80,600
Safilo S.p.A...............................      15,300      111,672
                                                          ----------
                                                             277,050
                                                          ----------
NORWAY -- 2.09%
Norske Skogindustrier ASA..................         910       28,106
Nycomed ASA................................       6,150       45,683
                                                          ----------
                                                              73,789
                                                          ----------
PORTUGAL -- 4.92%
Colep -- Cia Portuguesa de Embalagens(a)...       4,100       54,357
Companhia de Seguros Mundial Confianca
  S.A.(a)..................................       1,350       35,884
Lusomundo-SGPS S.A.........................       5,610       83,518
                                                          ----------
                                                             173,759
                                                          ----------
SPAIN -- 2.95%
Grupo Anaya S.A............................       2,900      104,187
                                                          ----------
SWEDEN -- 0.78%
S.K.F. AB Series "B".......................       1,510       27,455
                                                          ----------
SWITZERLAND -- 5.49%
Edipresse S.A..............................         330       90,723
Fotolabo S.A...............................         315      103,421
                                                          ----------
                                                             194,144
                                                          ----------
UNITED KINGDOM -- 14.26%
Care U.K. PLC..............................      45,955      182,105
Corporate Services Group PLC...............      26,380      104,976
Corporate Services Group PLC Rights(a).....       6,595        1,265
Jarvis Hotels PLC..........................      34,370       97,776
Kiln Capital PLC...........................      38,350      118,056
                                                          ----------
                                                             504,178
                                                          ----------
LATIN AMERICA -- 7.51%
-------------------------------------------
ARGENTINA -- 1.47%
Bansud S.A.(a).............................       4,340       34,255
Quilmes Industrial S.A.....................       1,830       17,843
                                                          ----------
                                                              52,098
                                                          ----------

JUNE 30, 1998 (UNAUDITED)

             EQUITY SECURITIES                 SHARES       VALUE
-------------------------------------------
BRAZIL -- 3.87%
Brasmotor S.A. Preferred...................     200,000   $   18,329
Centrais Eletricas de Santa Cataruna S.A.
  (CELESC).................................      24,000       17,845
Elevadores Atlas S.A. 144A.................       1,600       26,975
OSA S.A. Preferred.........................   2,800,000       12,298
Rossi Residencial..........................       3,800       17,338
Tam Transport Aeros Regionais S.A.
  Preferred................................     710,000       44,198
                                                          ----------
                                                             136,983
                                                          ----------
CHILE -- 2.17%
A.F.P. Provida S.A.-Sponsored ADR..........       1,600       26,700
Cristalerias de Chile Sponsored ADR........       2,100       27,300
Vina Concha Y Toro S.A. ADR................         800       22,800
                                                          ----------
                                                              76,800
                                                          ----------
NORTH AMERICA -- 1.45%
-------------------------------------------
CANADA -- 1.45%
Methanex Corporation(a)....................       5,870       51,294
                                                          ----------
TOTAL INVESTMENTS -- 99.00%
  (Cost -- $3,814,736)(d)..................                3,498,796
OTHER ASSETS, LESS LIABILITIES -- 1.00%....                   35,403


                                                          ----------
NET ASSETS -- 100%.........................               $3,534,199
                                                          ==========
ADR -- American Depository Receipt
(a) Non-income producing security
(b) Perigrine Investments Holdings Limited has filed for liquidation under the laws of Hong Kong.
(c) Securities valued in good faith by the Valuation Committee of the Board of Trustees. The cost of these securities aggregated
    $54,301. See Note 1 to the Financial Statements.
(d) Cost is approximately the same for Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1998, net unrealized depreciation based on cost for financial statement and Federal income tax purposes is as follows:

    Gross unrealized appreciation......................   $  677,076
    Gross unrealized depreciation......................     (993,016)
                                                          ----------
        Net unrealized depreciation....................   $ (315,940)
                                                          ==========
Purchases and sales of securities other than short-term obligations aggregated $321,835 and $426,356, respectively, for the period ended
June 30, 1998.

                      (See Notes to Financial Statements)


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $3,814,736).......  $3,498,796
Receivables
  Fund shares sold..........................................       3,215
  Dividends and interest....................................      27,472
  Manager for expense reimbursement.........................      13,495
Deferred organization expenses..............................      34,230
Other assets................................................      14,064
                                                              ----------
  Total assets..............................................   3,591,272
                                                              ----------
LIABILITIES
Payables
  Fund shares repurchased...................................      18,841
  Management fee............................................       2,975
  12b-1 service and distribution fees.......................       2,506
  Other payables to related parties.........................       2,939
Due to custodian............................................      18,189
Accrued expenses............................................      11,623
                                                              ----------
  Total liabilities.........................................      57,073
                                                              ----------
NET ASSETS..................................................  $3,534,199
                                                              ==========
CLASS A
Net asset value and redemption price per share
  ($1,021,562/106,902 shares outstanding)...................  $     9.56
                                                              ==========
Maximum offering price per share ($9.56 X 100/94.25)*.......  $    10.14
                                                              ==========
CLASS B
Net asset value, offering price and redemption price** per
  share ($1,090,468/114,977 shares outstanding).............  $     9.48
                                                              ==========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($1,422,169/149,472 shares outstanding).............  $     9.51
                                                              ==========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $3,774,109
  Undistributed net realized gain on investments and foreign
    currency transactions...................................      57,767
  Undistributed net investment income.......................      18,363
  Net unrealized depreciation on investments and foreign
    currency transactions...................................    (316,040)
                                                              ----------
NET ASSETS..................................................  $3,534,199
                                                              ==========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $6,139 foreign taxes withheld...........            $ 71,712
                                                                        --------
EXPENSES
  Management fee............................................  $18,870
  Transfer agent............................................    5,532
  Administrative services fee...............................    1,887
  Custodian fees............................................   19,211
  Blue Sky fees.............................................   17,127
  Auditing and accounting fees..............................    7,781
  Shareholder reports.......................................    1,663
  Amortization of organization expenses.....................    4,936
  Fund accounting...........................................   10,052
  Trustees' fees............................................    4,235
  12b-1 service and distribution fees.......................   14,933
  Legal.....................................................   12,717
  Other.....................................................    1,596
                                                                        --------
                                                                         120,540
  Expenses reimbursed by manager............................             (60,236)
  Fees paid indirectly......................................              (8,575)
                                                                        --------
    Net expenses............................................              51,729
                                                                        --------
NET INVESTMENT INCOME.......................................              19,983
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................              54,889
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........             281,780
                                                                        --------
    Net gain on investment transactions.....................             336,669
                                                                        --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $356,652
                                                                        ========

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1998*           1997
                                                              ------------   ------------
(DECREASE) INCREASE IN NET ASSETS
Operations
  Net investment income (loss)..............................   $   19,983     $  (18,011)
  Net realized gain on investments and foreign currency
    transactions............................................       54,889         29,248
  Net unrealized appreciation (depreciation) during the
    period on investments
    and foreign currency transactions.......................      281,780       (597,820)
                                                               ----------     ----------
    Net increase (decrease) resulting from operations.......      356,652       (586,583)
                                                               ----------     ----------
Distributions to shareholders from net realized gain
  Class A...................................................           --        (10,611)
  Class B...................................................           --         (5,916)
  Class C...................................................           --         (6,491)
                                                               ----------     ----------
    Total distributions to shareholders.....................           --        (23,018)
                                                               ----------     ----------
Fund share transactions (Note 4)
  Class A...................................................      (75,013)     1,166,547
  Class B...................................................      (18,468)     1,178,634
  Class C...................................................     (302,905)     1,838,353
                                                               ----------     ----------
    Net (decrease) increase resulting from Fund share
     transactions...........................................     (396,386)     4,183,534
                                                               ----------     ----------
TOTAL (DECREASE) INCREASE IN NET ASSETS.....................      (39,734)     3,573,933
NET ASSETS
  Beginning of period.......................................    3,573,933             --
                                                               ----------     ----------
  END OF PERIOD.............................................   $3,534,199     $3,573,933
                                                               ==========     ==========
UNDISTRIBUTED NET INVESTMENT INCOME.........................   $   18,363     $       --
                                                               ==========     ==========

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                              FOR THE SIX         FOR THE
                                                              MONTHS ENDED       YEAR ENDED
                                                                JUNE 30,        DECEMBER 31,
                                                              ------------      ------------
CLASS A                                                          1998*              1997
SELECTED PER SHARE DATA                                       ------------      ------------
Net asset value, beginning of period........................     $ 8.66            $10.00
                                                                 ------            ------
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................        .07(f)           (.01)
  Net realized and unrealized gain (loss) on investment
    transactions............................................        .83(f)          (1.24)
                                                                 ------            ------
    Total from investment operations........................        .90             (1.25)
                                                                 ------            ------
  Less distributions
  From net realized gain....................................         --               .09
                                                                 ------            ------
    Total distributions.....................................         --               .09
                                                                 ------            ------
Net asset value, end of period..............................     $ 9.56            $ 8.66
                                                                 ======            ======
Total return(%).............................................      10.39(c)         (12.52)(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $1,022            $  992
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).............................       2.66(g)           2.50
  Without expense reimbursement(%)..........................       5.85(g)           4.87
Ratio of net investment income (loss) to average net
  assets(%)(a)..............................................       1.59(g)           (.11)
Portfolio turnover rate(%)..................................          9                10
Average commission rate(e)..................................     $.0050            $.0030

                                                              FOR THE SIX         FOR THE
                                                              MONTHS ENDED       YEAR ENDED
                                                                JUNE 30,        DECEMBER 31,
                                                              ------------      ------------
CLASS B                                                          1998*              1997
SELECTED PER SHARE DATA                                       ------------      ------------
Net asset value, beginning of period........................     $ 8.63            $10.00
                                                                 ------            ------
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................        .04(f)           (.05)
  Net realized and unrealized gain (loss) on investment
    transactions............................................        .81(f)          (1.27)
                                                                 ------            ------
    Total from investment operations........................        .85             (1.32)
                                                                 ------            ------
  Less distributions
  From net realized gain....................................         --               .05
                                                                 ------            ------
    Total distributions.....................................         --               .05
                                                                 ------            ------
Net asset value, end of period..............................     $ 9.48            $ 8.63
                                                                 ======            ======
Total return(%).............................................       9.85(c)         (13.19)(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $1,090            $1,007
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).............................       3.43(g)           3.31
  Without expense reimbursement(%)..........................       6.62(g)           5.68
Ratio of net investment income (loss) to average net
  assets(%)(a)..............................................        .82(g)           (.91)
Portfolio turnover rate(%)..................................          9                10
Average commission rate(e)..................................     $.0050            $.0030

                      (See Notes to Financial Statements)

                                                              FOR THE SIX         FOR THE
                                                              MONTHS ENDED       YEAR ENDED
                                                                JUNE 30,        DECEMBER 31,
                                                              ------------      ------------
CLASS C                                                          1998*              1997
SELECTED PER SHARE DATA                                       ------------      ------------
Net asset value, beginning of period........................     $ 8.65           $ 10.00
                                                                 ------           -------
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................        .04(f)           (.06)
  Net realized and unrealized gain (loss) on investment
    transactions............................................        .82(f)          (1.25)
                                                                 ------           -------
    Total from investment operations........................        .86             (1.31)
                                                                 ------           -------
  Less distributions
  From net realized gain....................................         --               .04
                                                                 ------           -------
    Total distributions.....................................         --               .04
                                                                 ------           -------
Net asset value, end of period..............................     $ 9.51           $  8.65
                                                                 ======           =======
Total return(%).............................................       9.94(c)         (13.14)(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $1,422           $ 1,574
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).............................       3.38(g)           3.23
  Without expense reimbursement(%)..........................       6.57(g)           5.60
Ratio of net investment income (loss) to average net
  assets(%)(a)..............................................        .87(g)           (.83)
Portfolio turnover rate(%)..................................          9                10
Average commission rate(e)..................................     $.0050           $ .0030

(a) Net investment income (loss) is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d) Total expenses include fees paid indirectly through an expense offset arrangement, if any.
(e) This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(f)    Based on average shares outstanding
(g)    Annualized

*Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy International Small Companies Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C, Advisor Class and Class I are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of June 30, 1998, such securities were determined to have no value by the Valuation Committee and have been noted as such in the investment portfolio.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, passive foreign investment companies, certain securities sold at a loss, and non-deductible organization expenses. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement with its custodian whereby a percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the year, custody fees were reduced by $8,575 under this arrangement.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $453.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class and Class I. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $1,313, $5,549 and $8,071, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $1,582, $1,771 and $2,179, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Class I were as follows:

                                      SIX MONTHS ENDED          YEAR ENDED
                                        JUNE 30, 1998       DECEMBER 31, 1997
                                     -------------------   --------------------
CLASS A                              SHARES     AMOUNT     SHARES      AMOUNT
-------                              -------   ---------   -------   ----------
Sold...............................   13,664   $ 135,010   137,090   $1,381,448
Issued on reinvestment of
 distributions.....................       --          --     1,120        9,573
Repurchased........................  (21,323)   (210,023)  (23,649)    (224,474)
                                     -------   ---------   -------   ----------
Net (decrease)/increase............   (7,659)  $ (75,013)  114,561   $1,166,547
                                     =======   =========   =======   ==========

                                      SIX MONTHS ENDED          YEAR ENDED
                                        JUNE 30, 1998       DECEMBER 31, 1997
                                     -------------------   --------------------
CLASS B                              SHARES     AMOUNT     SHARES      AMOUNT
-------                              -------   ---------   -------   ----------
Sold...............................    9,169   $  87,065   138,360   $1,386,132
Issued on reinvestment of
 distributions.....................       --          --       479        4,077
Repurchased........................  (10,956)   (105,533)  (22,075)    (211,575)
                                     -------   ---------   -------   ----------
Net (decrease)/increase............   (1,787)  $ (18,468)  116,764   $1,178,634
                                     =======   =========   =======   ==========

                                      SIX MONTHS ENDED          YEAR ENDED
                                        JUNE 30, 1998       DECEMBER 31, 1997
                                     -------------------   --------------------
CLASS C                              SHARES     AMOUNT     SHARES      AMOUNT
-------                              -------   ---------   -------   ----------
Sold...............................   34,156   $ 342,546   227,583   $2,285,190
Issued on reinvestment of
 distributions.....................       --          --       196        1,670
Repurchased........................  (66,611)   (645,451)  (45,852)    (448,507)
                                     -------   ---------   -------   ----------
Net (decrease)/increase............  (32,455)  $(302,905)  181,927   $1,838,353
                                     =======   =========   =======   ==========

                                      SIX MONTHS ENDED          YEAR ENDED
                                        JUNE 30, 1998       DECEMBER 31, 1997
                                     -------------------   --------------------
CLASS I                              SHARES     AMOUNT     SHARES      AMOUNT
-------                              -------   ---------   -------   ----------
Sold...............................       --          --         1   $       10
Repurchased........................       --          --        (1)         (10)
                                     -------   ---------   -------   ----------
Net change.........................       --          --        --   $       --
                                     =======   =========   =======   ==========

03IISCF063098

June 30, 1998                                                      IVY FUNDS(R)

IVY
CHINA
REGION
FUND




SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

THROUGHOUT THE CENTURIES, THE CASTLE KEEP HAS BEEN A SOURCE OF LONG-RANGE VISION AND STRATEGIC ADVANTAGE.

MARKET COMMENTARY

During the first quarter of 1998, stock markets in the China region, which includes Hong Kong, China and Taiwan, rallied due to stabilization in regional markets and renewed investor confidence. However, as economic prospects for the region were downgraded in the second quarter, equity prices declined. The Hong Kong and China markets have declined 20% to 30% during the past three months. As a result, the Ivy China Region Fund has experienced an inordinately high level of volatility over the past six months.

According to our research, virtually every sector of the China region has been impacted by concerns over economic prospects. In Hong Kong, interest rates have risen dramatically, causing property prices to fall nearly 50% in the past 12 months. This, in turn, has had a negative impact on consumer confidence, and retail sales are off by as much as 25% during the first half of 1998. In addition, concerns that China's economy may be slowing and fears that the renminbi will devalue have added fuel to the fire. Red chips, Chinese-affiliated companies listed in Hong Kong, which represent 9% of the Ivy China Region Fund, have been particularly hard hit due to their high dependence on mainland China.

We believe that medium- and long-term prospects for the China region are better than for the rest of Asia. And, since Hong Kong is one of the markets which is least vulnerable to Southeast Asia's turmoil, its market performance will depend more on China's economy remaining strong. To achieve its commitment to economic reform and reach its target of an 8% GDP growth rate in 1998, the Chinese government is expected to introduce more stimulus measures, such as increasing fixed-asset investment in both infrastructure and residential property, as well as increasing its monetary supply through further rate cuts.

We believe that structural reforms of banking systems in many Asian countries, the introduction of a sound economic program in Japan and new bankruptcy and foreclosure laws throughout Asia will establish a solid foundation for Asia's next stage of growth. As these issues are addressed, interest rates should stabilize and currency volatility in Asia should moderate, and the Ivy China Region Fund should, in turn, perform well.

In our view, the countries and companies in which the Ivy China Region Fund has invested are not hindered by many of the problems plaguing the rest of Asia. Hong Kong's banking system is solid, its corporations have prudently used leverage, it is not overly reliant upon Japan and it has China as an important engine of growth. Investor sentiment, however, is very low causing many foreign investors to flee, resulting in abnormally low levels of liquidity. As the rest of Asia reforms, we believe that confidence will return to the China region. Most important, investors should keep in mind that stock prices generally anticipate an economic recovery at least 12 months in advance.

IVY MANAGEMENT, INC.


                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

       EQUITY SECURITIES -- 99.36%           SHARES        VALUE
-----------------------------------------
AMERICAS -- 0.54%
-----------------------------------------
UNITED STATES -- 0.54%
Amway Asia Pacific Ltd. .................       6,200   $     80,988
                                                        ------------
ASIA/PACIFIC -- 98.82%
-----------------------------------------
CHINA -- 16.60%
Anhui Expressway Co. Ltd. ...............   1,646,000        165,692
China Southern Airlines Company
  Limited(a).............................     994,000        133,413
China Southern Glass Co. -- Class B......     342,137         66,232
First Tractor Company Limited -- H
  Shares.................................     220,000         58,204
Guangdong Kelon Elec Holding.............     266,000        209,406
Hainan Airlines Co., Ltd(a)..............     350,000         94,500
Inner Mongolia Erdos Cashmere Products
  Co. -- Class B.........................     681,000        164,802
Qinling Motors Company Ltd. .............   1,100,000        305,217
Shanghai China International Travel
  Service Co., Ltd. -- Class B...........     236,500         56,287
Shanghai Dazhong Taxi Company -- Class
  B(a)...................................     639,000        348,894
Shanghai Diesel Engine Co. Ltd. -- Class
  B(a)...................................     648,000        108,864
Shanghai Narcissus Electric Appliances
  Industrial Company Ltd. -- Class B(a)..     467,500         41,140
Shanghai Posts & Telecommunications
  Equipment Co. Ltd. -- Class B..........     510,900        146,117
Shanghai Shangling Electric Appliances
  Co. Ltd. -- Class B(a).................     312,000         53,040
Shanghai Worldbest Co., Ltd .............     432,000        108,000
Shenzhen Konka Electronics Group
  Limited -- Class B.....................     260,000        233,540
Zhejiang Southeast Electric Power Co.,
  Ltd -- Class B.........................     289,393         81,030
Zhenhai Refining and Chemical Company
  Limited................................     900,000        116,150
                                                        ------------
                                                           2,490,528
                                                        ------------
HONG KONG -- 67.65%
Asia Satellite Telecommunications
  Holdings Ltd. .........................     100,000        165,192
Asia Satellite Telecommunications
  Holdings Ltd. ADR......................       4,000         65,500
CDL Hotels International Limited.........     840,000        249,336
Chen Hsong Holdings......................   1,040,000        150,324
Cheung Kong Holdings Ltd. ...............     145,000        712,970
Cheung Kong Infrastructure Holdings......      96,000        181,504
China Resources Enterprise Limited.......     128,000        132,153
China Travel International Investment
  Hong Kong Ltd .........................     864,400        111,556
Citic Pacific Ltd. ......................     198,000        350,077
Cosco Pacific Limited....................     220,000         78,789
Esprit Asia Holdings Ltd. ...............     696,000        211,084
Founder Hong Kong Ltd. ..................     417,600        177,850
Giordano Holdings Ltd. ..................     846,000        171,415
Gold Peak Industries.....................     823,000        281,465
Gold Peak Industries Warrants 2000(a)....     184,600          3,812
Guangdong Investments....................     799,000        179,421
Guangdong Investments Warrants(a)........      79,900            433
Guangdong Tannery Ltd. ..................      39,950          1,805
Guangzhou Investment Company Ltd. .......     910,000        103,348
Guoco Group Ltd. ........................      70,000         73,627
HSBC Holdings............................      38,467        940,753
Hang Seng Bank...........................      20,900        118,140
Hong Kong & China Gas Company Ltd. ......     245,520        278,835

            EQUITY SECURITIES                SHARES        VALUE
----------------------------------------
Hong Kong & China Gas Company Ltd
  Warrants 09/30/99(a)...................      11,160   $        763
Hong Kong Land Holdings Ltd. ............     222,000        277,500
Hong Kong Telecommunications Limited.....     189,600        356,024
Jardine International Motor Holdings
  Co. ...................................     524,000        192,732
Jardine Strategic Holdings Ltd. .........     200,250        380,475
Johnson Electric Holdings Ltd. ..........      72,400        268,163
Kumagai Gumi (Hong Kong) Ltd (with 72,000
  warrants)..............................     360,000        149,834
Lamex Holdings...........................     650,000         25,166
Li & Fung................................     415,800        670,768
National Mutual Asia Ltd. ...............     440,000        281,084
New World Development Company Ltd. ......     107,535        208,171
New World Infrastructure Ltd.(a).........         133            153
Ng Fung Hong Limited.....................     324,000        223,706
Peregrine Investments Holdings
  Limited(b)(c)..........................     262,000             --
Shanghai Industrial Holdings Limited.....      63,000        148,382
Shangri-La Asia Ltd. ....................     280,000        180,678
Sime Darby (Hong Kong)...................     182,000         68,703
Siu-Fung Ceramics Holdings, Ltd(a)(c)....   1,110,327         45,854
Sun Hung Kai Properties Ltd. ............      79,800        338,826
Swire Pacific Ltd Class A................      59,500        224,606
Techtronic Industries Co. ...............   1,748,000        360,944
Tingyi (Cayman Island) Holding Co. ......   2,210,000        135,477
Tsingtao Brewery Co. Ltd Series H(a).....     600,000         93,695
Union Bank of Hong Kong Ltd. ............     366,833        233,159
Wharf Holdings Ltd (with 11,600
  warrants)..............................     232,000        229,049
Yue Yuen Industrial Holdings.............     179,200        320,307
                                                        ------------
                                                          10,153,608
                                                        ------------
MALAYSIA -- 0.06%
Leader Universal Holdings -- Class A.....      61,666          9,218
                                                        ------------
SINGAPORE -- 2.82%
Clipsal Industries Limited...............     203,000        181,685
Elec & Eltek International Co. Ltd. .....      71,500        241,670
                                                        ------------
                                                             423,355
                                                        ------------
SOUTH KOREA -- 3.12%
Daewoo Corporation.......................         400            964
Hyundai Motor Co, Ltd. ..................       5,510         55,782
Keum Kang Development Ind. Company.......       8,800         45,122
Korea Electric Power Corporation.........      10,300        109,902
L.G. Electronics.........................       8,000         65,550
Pohang Iron & Steel Co. Ltd. ............       2,000         66,692
Samsung Electronics Co. GDR..............         640          5,360
Samsung Electronics Co. GDR 144A
  Registered.............................         376          5,993
Samsung Electronics Co. New Common.......       2,650         82,028
Samsung Heavy Industries(a)..............         509          2,540
Shinhan Bank(a)..........................       8,400         27,898
                                                        ------------
                                                             467,831
                                                        ------------
TAIWAN -- 8.19%
Acer Incorporation(a)....................     163,750        196,345
Compeq Manufacturing Co(a)...............       8,400         44,737
Far Eastern Department Stores Ltd. ......     554,495        403,439
President Enterprises(a).................     244,800        220,858
Systex Corporation(a)....................      91,432        168,971
Systex Corporation Rights(a).............      11,899          7,445
Yung Shin Pharmaceuticals
  Industries Co. ........................      79,400        187,174
                                                        ------------
                                                           1,228,969
                                                        ------------

JUNE 30, 1998 (UNAUDITED)

            EQUITY SECURITIES                SHARES        VALUE
-----------------------------------------
THAILAND -- 0.10%
Bank of Ayudhya -- Foreign Registered....      68,750   $      8,939
Krung Thai Bank Public Company
  Limited -- Foreign Registered..........      50,000          6,619
                                                        ------------
                                                              15,558
                                                        ------------
VIETNAM -- 0.28%
The Vietnam Fund Limited(a)..............       7,800         41,457
                                                        ------------
TOTAL INVESTMENTS -- 99.36%
  (Cost -- $25,714,019)(d)...............                 14,911,512
OTHER ASSETS, LESS
  LIABILITIES -- 0.64%...................                     96,566
                                                        ------------
NET ASSETS -- 100%.......................               $ 15,008,078
                                                        ============
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
(a) Non-income producing security
(b) Perigrine Investments Holdings Limited has filed for liquidation under the laws of Hong Kong.
(c) Securities valued in good faith by the Valuation Committee of the Board of Trustees. The cost of these securities aggregated
    $857,396. See Note 1 to the Financial Statements.
(d) Cost is approximately the same for Federal income tax purposes.
OTHER INFORMATION:
At June 30, 1998, net unrealized depreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation....................   $  1,329,615
    Gross unrealized depreciation....................    (12,132,122)
                                                        ------------
        Net unrealized depreciation..................   $(10,802,507)
                                                        ============
Purchases and sales of securities other than short-term obligations aggregated $3,913,232 and $3,831,639, respectively, for the period ended June 30, 1998.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $25,714,019)......  $ 14,911,512
Cash denominated in foreign currencies (cost -- $25,146)....        22,267
Receivables
  Fund shares sold..........................................       103,378
  Dividends and interest....................................        86,981
  Manager for expense reimbursement.........................         8,173
Other assets................................................        10,272
                                                              ------------
  Total assets..............................................    15,142,583
                                                              ------------
LIABILITIES
Payables
  Fund shares repurchased...................................        44,391
  Management fee............................................        12,638
  12b-1 service and distribution fees.......................         7,755
  Other payables to related parties.........................        12,620
Due to custodian............................................        44,817
Accrued expenses............................................        12,284
                                                              ------------
  Total liabilities.........................................       134,505
                                                              ------------
NET ASSETS..................................................  $ 15,008,078
                                                              ============
CLASS A
Net asset value and redemption price per share
  ($8,583,789/1,518,156 shares outstanding).................  $       5.65
                                                              ============
Maximum offering price per share ($5.65 X 100/94.25)*.......  $       5.99
                                                              ============
CLASS B
Net asset value, offering price and redemption price** per
  share ($5,659,992/1,014,755 shares outstanding)...........  $       5.58
                                                              ============
CLASS C
Net asset value, offering price and redemption price*** per
  share ($755,462/135,590 shares outstanding)...............  $       5.57
                                                              ============
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($8,835/1,566 shares outstanding)...................  $       5.64
                                                              ============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $ 28,355,510
  Accumulated net realized loss on investments and foreign
    currency transactions...................................    (2,703,735)
  Undistributed net investment income.......................       161,697
  Net unrealized depreciation on investments and foreign
    currency transactions...................................   (10,805,394)
                                                              ------------
NET ASSETS..................................................  $ 15,008,078
                                                              ============

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $5,875 foreign taxes withheld...........             $   409,774
  Interest..................................................                  22,889
                                                                         -----------
                                                                             432,663
                                                                         -----------
EXPENSES
  Management fee............................................  $107,161
  Transfer agent............................................    49,605
  Administrative services fee...............................    10,716
  Custodian fees............................................     9,889
  Blue Sky fees.............................................    19,331
  Auditing and accounting fees..............................     9,584
  Shareholder reports.......................................     4,536
  Fund accounting...........................................    18,266
  Trustees' fees............................................     4,235
  12b-1 service and distribution fees.......................    58,762
  Legal.....................................................    11,590
  Other.....................................................     9,643
                                                                         -----------
                                                                             313,318
  Expenses reimbursed by manager............................                 (28,703)
  Fees paid indirectly......................................                 (16,889)
                                                                         -----------
    Net expenses............................................                 267,726
                                                                         -----------
NET INVESTMENT INCOME.......................................                 164,937
                                                                         -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................                (216,614)
  Net unrealized depreciation during the period on
    investments and foreign currency transactions...........              (6,036,171)
                                                                         -----------
    Net loss on investment transactions.....................              (6,252,785)
                                                                         -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $(6,087,848)
                                                                         ===========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1998*           1997
                                                              ------------   ------------
DECREASE IN NET ASSETS
Operations
  Net investment income (loss)..............................  $   164,937    $    (1,188)
  Net realized loss on investments and foreign currency
    transactions............................................     (216,614)      (897,380)
  Net unrealized depreciation during the period on
    investments and foreign currency transactions...........   (6,036,171)    (6,275,142)
                                                              -----------    -----------
    Net decrease resulting from operations..................   (6,087,848)    (7,173,710)
                                                              -----------    -----------
Fund share transactions (Note 5)
  Class A...................................................      178,192      1,133,531
  Class B...................................................      127,601      1,383,129
  Class C...................................................     (264,111)       965,525
  Advisor Class.............................................       12,228             --
                                                              -----------    -----------
    Net increase resulting from Fund share transactions.....       53,910      3,482,185
                                                              -----------    -----------
TOTAL DECREASE IN NET ASSETS................................   (6,033,938)    (3,691,525)
NET ASSETS
  Beginning of period.......................................   21,042,016     24,733,541
                                                              -----------    -----------
  END OF PERIOD.............................................  $15,008,078    $21,042,016
                                                              ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $   161,697    $        --
                                                              ===========    ===========

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                                                  FOR THE PERIOD
                                           FOR THE SIX                                                           OCTOBER 23, 1993
                                           MONTHS ENDED                                                           (COMMENCEMENT)
                                             JUNE 30,               FOR THE YEAR ENDED DECEMBER 31,              TO DECEMBER 31,
                                           ------------      ----------------------------------------------      ----------------
CLASS A                                       1998*           1997         1996         1995         1994              1993
SELECTED PER SHARE DATA                    ------------      -------      -------      -------      -------      ----------------
Net asset value, beginning of period.....     $ 8.04         $ 10.30      $  8.58      $  8.61      $ 11.55           $10.00
                                              ------         -------      -------      -------      -------           ------
  Income (loss) from investment
    operations
  Net investment income (loss)(a)........        .07(b)          .02(b)       .03          .14          .05             (.01)
  Net realized and unrealized (loss) gain
    on investment transactions...........      (2.46)(b)       (2.28)(b)     1.74         (.01)       (2.91)            1.57
                                              ------         -------      -------      -------      -------           ------
    Total from investment operations.....      (2.39)          (2.26)        1.77          .13        (2.86)            1.56
                                              ------         -------      -------      -------      -------           ------
  Less distributions
  From net investment income.............         --              --          .03          .14          .05               --
  In excess of net investment income.....         --              --          .02           --          .03               --
  In excess of net realized gain.........         --              --           --          .02           --               --
  From capital paid-in...................         --              --           --           --           --              .01
                                              ------         -------      -------      -------      -------           ------
    Total distributions..................         --              --          .05          .16          .08              .01
                                              ------         -------      -------      -------      -------           ------
Net asset value, end of period...........     $ 5.65         $  8.04      $ 10.30      $  8.58      $  8.61           $11.55
                                              ======         =======      =======      =======      =======           ======
Total return(%)..........................     (29.73)(g)      (21.94)(c)    20.50(c)      1.59(c)    (24.88)(c)        15.65(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).............................     $8,584         $12,020      $15,290      $12,855      $13,180           $8,371
Ratio of expenses to average net
  assets(d)
  With expense reimbursement(%)..........       2.35(e)         2.44         2.20         2.20         2.20             1.98(e)
  Without expense reimbursement(%).......       2.62(e)         2.51         2.48         2.73         2.76             2.45(e)
Ratio of net investment income (loss) to
  average net assets(%)(a)...............       1.84(e)          .28          .32         1.61          .55             (.91)(e)
Portfolio turnover rate(%)...............         19              20           22           25            4               --
Average commission rate(f)...............     $.0060         $ .0050      $ .0050          N/A          N/A              N/A

                      (See Notes to Financial Statements)

                                                                                                                  FOR THE PERIOD
                                           FOR THE SIX                                                           OCTOBER 23, 1993
                                           MONTHS ENDED                                                           (COMMENCEMENT)
                                             JUNE 30,               FOR THE YEAR ENDED DECEMBER 31,              TO DECEMBER 31,
                                           ------------      ----------------------------------------------      ----------------
CLASS B                                       1998*           1997         1996         1995         1994              1993
SELECTED PER SHARE DATA                    ------------      -------      -------      -------      -------      ----------------
Net asset value, beginning of period.....     $ 7.96         $ 10.28      $  8.58      $  8.61      $ 11.55           $10.00
                                              ------         -------      -------      -------      -------           ------
  Income (loss) from investment
    operations
  Net investment income (loss)(a)........        .04(b)         (.04)(b)     (.04)         .08         (.02)            (.02)
  Net realized and unrealized (loss) gain
    on investment transactions...........      (2.42)(b)       (2.28)(b)     1.74         (.02)       (2.92)            1.57
                                              ------         -------      -------      -------      -------           ------
    Total from investment operations.....      (2.38)          (2.32)        1.70          .06        (2.94)            1.55
                                              ------         -------      -------      -------      -------           ------
  Less distributions
  From net investment income.............         --              --           --          .08           --               --
  In excess of net realized gain.........         --              --           --          .01           --               --
                                              ------         -------      -------      -------      -------           ------
    Total distributions..................         --              --           --          .09           --               --
                                              ------         -------      -------      -------      -------           ------
Net asset value, end of period...........     $ 5.58         $  7.96      $ 10.28      $  8.58      $  8.61           $11.55
                                              ======         =======      =======      =======      =======           ======
Total return(%)..........................     (29.90)(g)      (22.57)(c)    19.67(c)       .83(c)    (25.45)(c)        15.50(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).............................     $5,660         $ 7,893      $ 8,995      $ 6,905      $ 7,336           $3,565
Ratio of expenses to average net
  assets(d)
  With expense reimbursement(%)..........       3.14(e)         3.17         2.95         2.95         2.95             2.74(e)
  Without expense reimbursement(%).......       3.41(e)         3.24         3.23         3.48         3.51             3.20(e)
Ratio of net investment income (loss) to
  average net assets(%)(a)...............       1.06(e)         (.45)        (.43)         .86         (.20)           (1.66)(e)
Portfolio turnover rate(%)...............         19              20           22           25            4               --
Average commission rate(f)...............     $.0060         $ .0050      $ .0050          N/A          N/A              N/A

                      (See Notes to Financial Statements)

                                                                                                  FOR THE PERIOD
                                                              FOR THE SIX         FOR THE         APRIL 30, 1996
                                                              MONTHS ENDED       YEAR ENDED       (COMMENCEMENT)
                                                                JUNE 30,        DECEMBER 31,      TO DECEMBER 31,
                                                              ------------      ------------      ---------------
CLASS C                                                          1998*              1997               1996
SELECTED PER SHARE DATA                                       ------------      ------------      ---------------
Net asset value, beginning of period........................     $ 7.94            $10.24             $ 9.44
                                                                 ------            ------             ------
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................        .05(b)           (.03)(b)             --
  Net realized and unrealized gain (loss) on investment
    transactions............................................      (2.42)(b)         (2.27)(b)            .89
                                                                 ------            ------             ------
    Total from investment operations........................      (2.37)            (2.30)               .89
                                                                 ------            ------             ------
  Less distributions
  In excess of net investment income........................         --                --                .09
                                                                 ------            ------             ------
    Total distributions.....................................         --                --                .09
                                                                 ------            ------             ------
Net asset value, end of period..............................     $ 5.57            $ 7.94             $10.24
                                                                 ======            ======             ======
Total return(%).............................................     (29.85)(g)        (22.46)(c)           9.39(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $  755            $1,129             $  449
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).............................       2.98(e)           3.05               2.71(e)
  Without expense reimbursement(%)..........................       3.25(e)           3.12               2.99(e)
Ratio of net investment income (loss) to average net
  assets(%)(a)..............................................       1.22(e)           (.33)              (.19)(e)
Portfolio turnover rate(%)..................................         19                20                 22
Average commission rate(f)..................................     $.0060            $.0050             $.0050

                      (See Notes to Financial Statements)

                                                               FOR THE PERIOD
                                                              FEBRUARY 10, 1998
                                                               (COMMENCEMENT)
                                                                 TO JUNE 30,
                                                              -----------------
ADVISOR CLASS                                                       1998*
SELECTED PER SHARE DATA                                       -----------------
Net asset value, beginning of period........................       $ 7.89
                                                                   ------
  Income (loss) from investment operations
  Net investment income(a)..................................          .10(b)
  Net realized and unrealized loss on investment
    transactions............................................        (2.35)(b)
                                                                   ------
    Total from investment operations........................        (2.25)
                                                                   ------
Net asset value, end of period..............................       $ 5.64
                                                                   ======
Total return(%).............................................       (28.52)(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................       $    9
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).............................         2.73(e)
  Without expense reimbursement(%)..........................         3.00(e)
Ratio of net investment income to average net
  assets(%)(a)..............................................         1.46(e)
Portfolio turnover rate(%)..................................           19
Average commission rate(f)..................................       $.0060

(a) Net investment income (loss) is net of expenses reimbursed by manager.
(b)    Based on average shares outstanding
(c)    Total return does not reflect a sales charge.
(d) Beginning in 1995, total expenses include fees paid indirectly through an expense offset arrangement, if any.
(e)    Annualized
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
       This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(g) Total return represents aggregate total return and does not reflect a sales charge.

*Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy China Region Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of June 30, 1998, such securities were determined to have a value of $45,854 (.31% of net assets) by the Valuation Committee and have been noted as such in the Portfolio of Investments.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $1,916,000 as of December 31, 1997, which may be applied against any realized net taxable capital gain of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryover expires $264,000 in 2002, $203,000 in 2003, $1,033,000 in 2004 and $416,000 in 2005.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement with its custodian whereby a percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the period, custody fees were reduced by $16,889 under this arrangement.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the period ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $5,355.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $16,122, $36,051 and $6,589, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $29,581, $17,801, $2,186 and $37, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in equity securities of companies in the China region. Therefore, the Fund is more susceptible to factors adversely affecting securities within the China region than is an equity fund that is not concentrated in such securities to the same extent.

5. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                             ----------------------   -------------------------
          CLASS A             SHARES      AMOUNT        SHARES        AMOUNT
          -------            --------   -----------   ----------   ------------
Sold.......................   970,665   $ 7,168,349    2,028,607   $ 21,422,934
Repurchased................  (947,929)   (6,990,157)  (2,017,783)   (20,289,403)
                             --------   -----------   ----------   ------------
Net increase...............    22,736   $   178,192       10,824   $  1,133,531
                             ========   ===========   ==========   ============

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                             ----------------------   -------------------------
          CLASS B             SHARES      AMOUNT        SHARES        AMOUNT
          -------            --------   -----------   ----------   ------------
Sold.......................   456,225   $ 3,295,720    1,013,613   $ 10,381,225
Repurchased................  (432,732)   (3,168,119)    (897,479)    (8,998,096)
                             --------   -----------   ----------   ------------
Net increase...............    23,493   $   127,601      116,134   $  1,383,129
                             ========   ===========   ==========   ============

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                             ----------------------   -------------------------
          CLASS C             SHARES      AMOUNT        SHARES        AMOUNT
          -------            --------   -----------   ----------   ------------
Sold.......................   254,085   $ 1,736,849      234,668   $  2,360,065
Repurchased................  (260,635)   (2,000,960)    (136,401)    (1,394,540)
                             --------   -----------   ----------   ------------
Net (decrease)/increase....    (6,550)  $  (264,111)      98,267   $    965,525
                             ========   ===========   ==========   ============

                                 FOR THE PERIOD
                               FEBRUARY 10, 1998
                                 (COMMENCEMENT)
                                TO JUNE 30, 1998
                             ----------------------
       ADVISOR CLASS          SHARES      AMOUNT
       -------------         --------   -----------
Sold.......................    82,033   $   621,360
Repurchased................   (80,467)     (609,132)
                             --------   -----------
Net increase...............     1,566   $    12,228
                             ========   ===========

03ICRF063098

June 30, 1998                                                       IVY FUNDS(R)

IVY
MONEY
MARKET
FUND


SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111



MARKET COMMENTARY

In the first half of 1998, inflation in the US remained low. We believe that fundamentals are positive for continued economic growth, but at a more moderate pace. According to our research, the economy is slowing down on its own due to high, real short-term rates and the strength of the US dollar, which is curbing exports and foreign capital inflows. Low levels of unemployment, coupled with a high rate of new job creation, have led many analysts to become concerned that prices at the consumer level will rise, leading to renewed inflation. Higher productivity, however, is relieving some of this inflationary pressure. In addition, the strong US dollar and the Asian currency depreciation have made imports cheaper, which directly impacts consumers and also manufacturers who import components.

US monetary policy remains unchanged, as the Federal Reserve has opted to neither raise nor cut interest rates at their last several Federal Open Market Committee meetings. Short-term rates have remained fairly stable through the first half of the year, while long-term rates have remained range bound (5.80% to 6.10%) during the first quarter, and then have trended lower to the 5.65% area throughout the second quarter.

According to our research, this drop in rates was driven primarily by two factors. The first is a continued favorable outlook for moderate economic growth with low inflation. The most recent economic data available show that consumer price inflation remains contained, some deflation has occurred at the wholesale level, and productivity continues to improve.

The second factor contributing to lower interest rates is the "safe haven" buying of US Treasury securities due to the Asian currency crisis. Going forward, reduced exports to Asia should also contribute to the slowing of the US economy. In addition, consumer price inflation should remain low due to the lack of pricing power that exists for US companies because of cheaper Asian exports coming into the US market.

With this in mind, we believe the Federal Reserve will most likely keep its current monetary policy in place for the near future. If this happens, short-term treasuries and other money market instruments will experience continued stability for the foreseeable future. The Ivy Money Market Fund should continue to provide investors with competitive yield opportunities within the money market universe.

IVY MANAGEMENT, INC.


                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                              Richard N. Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA


                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

        COMMERCIAL PAPER -- 29.21%          PRINCIPAL       VALUE
------------------------------------------
Abbott Laboratories, 5.43%, 07/08/98......  $1,000,000   $   998,944
Chevron, 5.49%, 07/29/98..................     850,000       846,371
Exxon, 5.43%, 07/31/98....................   1,000,000       995,475
General Electric Capital Corp., 5.51%,
  08/03/98................................   1,000,000       994,949
National Rural Utilities, 5.45%,
  08/06/98................................   1,000,000       994,550
Paccar Financial Corp., 5.45%, 07/24/98...     800,000       797,214
                                                         -----------
TOTAL COMMERCIAL PAPER
  (Cost -- $5,627,503)....................                 5,627,503
                                                         -----------
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 70.60%
------------------------------------------
Federal Home Loan Bank, 5.35%, 08/12/98...     850,000       844,695
Federal Home Loan Mortgage Corp., 5.37%,
  07/14/98................................   1,000,000       998,061
Federal Home Loan Mortgage Corp., 5.38%,
  07/20/98................................   2,700,000     2,692,333
Federal Home Loan Mortgage Corp., 5.40%,
  07/22/98................................   2,600,000     2,591,810

    U.S. GOVERNMENT AGENCY OBLIGATIONS      PRINCIPAL       VALUE
----------------------------------------
Federal National Mortgage Association,
  5.37%, 07/17/98.........................  $3,000,000   $ 2,992,840
Federal National Mortgage Association,
  5.37%, 09/11/98.........................   2,500,000     2,473,150
Student Loan Marketing Association, 5.34%,
  08/02/99(a).............................   1,000,000     1,008,457
                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost -- $13,601,346)...................                13,601,346
                                                         -----------
TOTAL INVESTMENTS -- 99.81%
  (Cost -- $19,228,849)(b)................                19,228,849
OTHER ASSETS, LESS LIABILITIES -- 0.19%...                    37,033
                                                         -----------
NET ASSETS -- 100%........................               $19,265,882
                                                         ===========

(a) Floating rate note; reflects variable rate as of the latest reset date, June 24, 1998.
(b)    Cost is the same for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $19,228,849)......  $19,228,849
Cash........................................................      130,365
Receivable from manager for expense reimbursement...........       11,601
Other assets................................................       23,112
                                                              -----------
  Total assets..............................................   19,393,927
                                                              -----------
LIABILITIES
Payables
  Distributions to shareholders.............................        4,743
  Fund shares repurchased...................................       90,390
  Management fees...........................................        8,199
  Other payables to related parties.........................       11,546
Accrued expenses............................................       13,167
                                                              -----------
  Total liabilities.........................................      128,045
                                                              -----------
NET ASSETS..................................................  $19,265,882
                                                              ===========
CLASS A
Net asset value, offering price and redemption price per
  share ($14,977,150/14,977,150 shares outstanding).........  $      1.00
                                                              ===========
CLASS B
Net asset value, offering price and redemption price* per
  share ($4,188,538/4,188,538 shares outstanding)...........  $      1.00
                                                              ===========
CLASS C
Net asset value, offering price and redemption price* per
  share ($100,194/100,194 shares outstanding)...............  $      1.00
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $19,265,882
                                                              -----------
NET ASSETS..................................................  $19,265,882
                                                              ===========

*Subject to any applicable contingent deferred sales charge.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Interest..................................................            $625,529
                                                                        --------
EXPENSES
  Management fee............................................  $45,433
  Transfer agent............................................   41,645
  Administrative services fee...............................   11,358
  Custodian fees............................................    6,381
  Blue Sky fees.............................................   14,254
  Auditing and accounting fees..............................    5,360
  Shareholder reports.......................................    1,956
  Fund accounting...........................................   14,402
  Trustees' fees............................................    4,235
  Legal.....................................................   15,016
  Other.....................................................    5,443
                                                                        --------
                                                                         165,483
  Expenses reimbursed by manager............................             (69,351)
                                                                        --------
    Net expenses............................................              96,132
                                                                        --------
NET INVESTMENT INCOME AND INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................................            $529,397
                                                                        ========

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1998*           1997
                                                              ------------   ------------
DECREASE IN NET ASSETS
Operations
Net investment income.......................................  $   529,397    $   968,293
                                                              -----------    -----------
  Net increase resulting from operations....................      529,397        968,293
                                                              -----------    -----------
Distributions to shareholders from net investment income
  Class A...................................................     (429,057)      (805,708)
  Class B...................................................      (92,671)      (148,800)
  Class C...................................................       (7,669)       (13,785)
                                                              -----------    -----------
    Total distributions to shareholders.....................     (529,397)      (968,293)
                                                              -----------    -----------
Fund share transactions (Note 4)
  Class A...................................................     (407,479)    (5,974,438)
  Class B...................................................      376,835        337,330
  Class C...................................................     (304,802)       331,385
                                                              -----------    -----------
    Net decrease resulting from Fund share transactions.....     (335,446)    (5,305,723)
                                                              -----------    -----------
TOTAL DECREASE IN NET ASSETS................................     (335,446)    (5,305,723)
NET ASSETS
  Beginning of period.......................................   19,601,328     24,907,051
                                                              -----------    -----------
  END OF PERIOD.............................................  $19,265,882    $19,601,328
                                                              ===========    ===========

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                    FOR THE SIX
                     CLASS A                        MONTHS ENDED
                                                      JUNE 30,                      FOR THE YEAR ENDED DECEMBER 31,
                                                    ------------      -----------------------------------------------------------
                                                       1998*           1997         1996         1995         1994         1993
SELECTED PER SHARE DATA                             ------------      -------      -------      -------      -------      -------
Net asset value, beginning of period..............    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                      -------         -------      -------      -------      -------      -------
  Income from investment operations
  Net investment income(a)........................        .02             .05          .04          .05          .04          .02
  Less distributions
  From net investment income......................       (.02)           (.05)        (.04)        (.05)        (.04)        (.02)
                                                      -------         -------      -------      -------      -------      -------
Net asset value, end of period....................    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                      =======         =======      =======      =======      =======      =======
Total return(%)...................................       2.30(b)         4.60         4.47         4.80         4.21         2.42
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..........    $14,977         $15,385      $21,359      $24,609      $26,827      $25,782
Ratio of expenses to average net assets
  With expense reimbursement(%)...................        .87(c)          .88          .86          .85          .85          .85
  Without expense reimbursement(%)................       1.48(c)         1.57         1.86         1.39         1.24         1.56
Ratio of net investment income to average net
  assets(%)(a)....................................       4.64(c)         4.60         4.47         4.91         3.29         2.22

                                                              FOR THE SIX          FOR THE YEAR
                          CLASS B                             MONTHS ENDED            ENDED
                                                                JUNE 30,           DECEMBER 31,
                                                              ------------      ------------------
                                                                 1998*           1997        1996
SELECTED PER SHARE DATA                                       ------------      ------      ------
Net asset value, beginning of period........................    $  1.00         $ 1.00      $ 1.00
                                                                -------         ------      ------
  Income from investment operations
  Net investment income(a)..................................        .02            .05         .05
  Less distributions
  From net investment income................................       (.02)          (.05)       (.05)
                                                                -------         ------      ------
Net asset value, end of period..............................    $  1.00         $ 1.00      $ 1.00
                                                                =======         ======      ======
Total return(%).............................................       2.36(b)        4.77        4.57
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $ 4,189         $3,812      $3,474
Ratio of expenses to average net assets
  With expense reimbursement(%).............................        .75(c)         .70         .77
  Without expense reimbursement(%)..........................       1.36(c)        1.39        1.77
Ratio of net investment income to average net
  assets(%)(a)..............................................       4.75(c)        4.77        4.57

                      (See Notes to Financial Statements)

                                                                                                       FROM
                                                              FOR THE SIX         FOR THE         APRIL 30, 1996
                          CLASS C                             MONTHS ENDED       YEAR ENDED       (COMMENCEMENT)
                                                                JUNE 30,        DECEMBER 31,      TO DECEMBER 31,
                                                              ------------      ------------      ---------------
                                                                 1998*              1997               1996
SELECTED PER SHARE DATA                                       ------------      ------------      ---------------
Net asset value, beginning of period........................     $1.00             $1.00               $1.00
                                                                 -----             -----               -----
  Income from investment operations
  Net investment income(a)..................................       .02               .05                 .03
  Less distributions
  From net investment income................................      (.02)             (.05)               (.03)
                                                                 -----             -----               -----
Net asset value, end of period..............................     $1.00             $1.00               $1.00
                                                                 =====             =====               =====
Total return(%).............................................      2.34(b)           4.78                4.78(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $ 100             $ 405               $  74
Ratio of expenses to average net assets
  With expense reimbursement(%).............................       .79(c)            .70                 .56(c)
  Without expense reimbursement(%)..........................      1.40(c)           1.39                1.56(c)
Ratio of net investment income to average net
  assets(%)(a)..............................................      4.71(c)           4.78                4.78(c)

(a) Net investment income is net of expenses reimbursed by manager.
(b)    Total return represents aggregate total return.
(c)    Annualized

*Unaudited

Note: The seven day yield as of June 30, 1998 was 4.57%. The thirty day yield as of June 30, 1998 was 4.64%.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Money Market Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Short-term obligations and commercial paper are valued at amortized cost, which approximates market.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is accrued on a daily basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly.
2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of .40% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of .85% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $35,870, $5,265 and $510, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions and equivalent dollar amounts for Class A, Class B and Class C were as follows:

                                 SIX MONTHS ENDED        YEAR ENDED
            CLASS A               JUNE 30, 1998      DECEMBER 31, 1997
            -------              ----------------   --------------------
Sold...........................      33,201,413          110,167,300
Issued on reinvestment of
 distributions.................         394,982              687,560
Repurchased....................     (34,003,874)        (116,829,298)
                                   ------------         ------------
Net decrease...................        (407,479)          (5,974,438)
                                   ============         ============

                                 SIX MONTHS ENDED        YEAR ENDED
            CLASS B               JUNE 30, 1998      DECEMBER 31, 1997
            -------              ----------------   --------------------
Sold...........................       6,155,199           17,941,947
Issued on reinvestment of
 distributions.................          69,149              113,848
Repurchased....................      (5,847,513)         (17,718,465)
                                   ------------         ------------
Net increase...................         376,835              337,330
                                   ============         ============

                                 SIX MONTHS ENDED        YEAR ENDED
            CLASS C               JUNE 30, 1998      DECEMBER 31, 1997
            -------              ----------------   --------------------
Sold...........................       1,159,852            4,042,327
Issued on reinvestment of
 distributions.................           5,366               10,606
Repurchased....................      (1,470,020)          (3,721,548)
                                   ------------         ------------
Net (decrease)/increase........        (304,802)             331,385
                                   ============         ============

03IMMF063098

June 30, 1998


                                                                   IVY FUNDS(TM)

Ivy
Canada
Fund

----------
Semiannual
Report
----------
This report and the
financial statements
contained herein are
submitted for the general
information of the
share-holders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

     Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.

IVY FUNDS

Market Commentary:

     During the second quarter of 1998, there continued to be a growing divergence between the fortunes of industrialized and developing nations, commodity consumers and commodity producers, strong and weak currencies and advancing and declining stocks. Most of these divergences can be explained by a second wave of investor concerns about Asia. While much of the expected impact has been reflected in the markets, continued divergences have the potential to undermine broader profit and stock market growth. The Canadian economy and stock markets have not been immune to these influences as stocks drifted lower during the second quarter. The domestic economy is performing well, but export-oriented resource companies continue to feel the full brunt of the Asian economic slowdown. These trends have also pushed commodities and the Canadian dollar, along with the currencies of other resource-producing nations, to new record lows. However, we believe that the attractiveness of investing in Canada and the competitive ness of Canadian companies have improved significantly compared to US companies. According to our research, American energy companies have already recognized this opportunity, and are actively making significant investments/takeovers of Canadian companies. We believe that investors are now entering the capitulation phase, and it may take a few more months before the market absorbs the selling pressure. The process of forming a low in resources always tests the patience of investors, and the concentrated pullback this past quarter has been very disappointing. According to our research, share prices are way down, with good valuations; in our view, this has provided a good buying opportunity for Canadian and other resource stocks. Despite the poor share price p erformance, most companies continue to have reasonable balance sheets and positive cash flow. Therefore, the Ivy Canada Fund will remain fully invested primarily in Canadian companies with high-quality assets, but will also hold selected non-Canadian world leaders in resources. As world markets form a launching pad for the next sustainable advance in resources, and in response to the significant share-price reductions, we are becoming more positive about the potential returns. While there are no guarantees, a positive catalyst, whether in the form of production cuts, inventory reductions, or a more positive demand outlook, should likely lead to a significant improvement in the resource sector, which would benefit the Ivy Canada Fund.

Ivy Management, Inc.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111


                                                            [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

       EQUITY SECURITIES -- 95.15%          SHARES       VALUE
-----------------------------------------
CONSUMER PRODUCTS -- 0.77%
Semi-Tech Corporation(a).................   300,000   $    55,082
                                                      -----------
DIAMONDS -- 3.77%
Aber Resources, Ltd.(a)..................    20,000       176,806
De Beers Consolidated Mines Ltd..........     2,500        43,750
SouthernEra Resources Ltd.(a)............    11,500        49,658
                                                      -----------
                                                          270,214
                                                      -----------
ENERGY SERVICE -- 9.15%
Bonus Resource Services
  Corporation(a).........................    10,000        26,181
EVI Weatherford, Inc.(a).................     5,000       185,625
Ensign Resource Service Group, Inc.......    15,000       255,008
NQL Drilling Tools Inc. -- Class A(a)....    25,000       153,005
Noble Drilling Corporation(a)............     1,500        36,094
                                                      -----------
                                                          655,913
                                                      -----------
FOOD/AGRICULTURE -- 3.89%
Potash Corporation of
  Saskatchewan Inc.......................     2,200       165,762
Saskatchewan Wheat Pool..................    10,000       113,224
                                                      -----------
                                                          278,986
                                                      -----------
GAS PRODUCERS -- 10.41%
Elk Point Resources, Inc.(a).............    20,000        68,002
Fletcher Challenge Energy................    55,000       127,720
Merit Energy Ltd.(a).....................    50,000       170,005
Penn West Petroleum Ltd.(a)..............    20,000       231,207
Remington Energy Ltd.(a).................    15,000       148,925
                                                      -----------
                                                          745,859
                                                      -----------
INDUSTRIAL PRODUCTS -- 8.55%
Cameco Corporation.......................     7,500       209,107
Offshore Systems International Ltd.(a)...   258,824        96,803
Simmonds Capital Ltd.(a).................   100,000        26,521
Slater Steel, Inc........................    37,500       280,509
                                                      -----------
                                                          612,940
                                                      -----------
JUNIOR PRECIOUS METALS -- 8.90%
Geomaque Explorations Ltd.(a)............    50,000        68,002
Golden Knight Resources, Inc.(a).........   100,000        56,442
Meridian Gold, Inc.(a)...................   100,000       207,406
Orvana Minerals Corporation(a)...........   375,000       306,010
                                                      -----------
                                                          637,860
                                                      -----------
METALS & MINERALS -- 8.52%
Billiton Plc.............................    35,000        70,953
Breakwater Resources, Ltd.(a)............   115,000       156,405
International Uranium Corp.(a)...........   380,000       136,956
LionOre Mining International Ltd.(a).....   108,100        51,457
Tenke Mining Corp.(a)....................    75,000        99,453
Western Garnet Company Ltd.(a)...........    40,000        95,203
                                                      -----------
                                                          610,427
                                                      -----------
OIL PRODUCERS -- 13.34%
Baytex Energy Ltd. -- Class A(a).........    22,000       128,660
Canadian Natural Resources Ltd.(a).......    10,000       171,365
Carmanah Resources Ltd.(a)...............    12,500        25,076
Hurricane Hydrocarbons Ltd. -- Class
  A(a)...................................    20,000        96,563
Pacalta Resources Ltd.(a)................    30,000       173,405
Richland Petroleum Corporation -- Class
  A(a)...................................   100,000       224,407
Vermilion Resources Ltd.(a)..............    30,000       136,684
                                                      -----------
                                                          956,160
                                                      -----------
PAPER & FOREST PRODUCTS -- 12.80%
Alliance Forest Products, Inc.(a)........    12,500       189,131
Asia Pulp & Paper Company Ltd. --
  Sponsored ADR..........................    10,000       112,500

-----------------------------------------
            EQUITY SECURITIES               SHARES       VALUE
Donohue, Inc. Class A....................     7,500   $   169,580
Sino-Forest Corp. Class A(a).............   300,000       357,011
Timberwest Timber Trust..................    15,000        88,743
                                                      -----------
                                                          916,965
                                                      -----------
PLATINUM GROUP METALS -- 4.89%
Anglo American Platinum Corporation
  Limited................................    17,500       191,638
Industrias Penoles S.A...................    50,000       158,579
                                                      -----------
                                                          350,217
                                                      -----------
SENIOR PRECIOUS METALS -- 10.16%
Acacia Resources Ltd.....................   125,000       133,138
Freeport-McMoRan Copper & Gold, Inc......    13,500       192,375
Gold Fields of South Africa Limited......     6,000        69,375
Normandy Mining Ltd......................   100,000        81,741
Sons of Gwalia Limited...................    30,000        74,310
Vengold Inc.(a)..........................   175,000       177,316
                                                      -----------
                                                          728,255
                                                      -----------
TOTAL EQUITY SECURITIES
  (Cost -- $12,092,348)..................               6,818,878
                                                      -----------

BONDS -- 1.17%                             PRINCIPAL
-----------------------------------------  --------
William Resources, Inc.
  8.00%, 01/23/02(c) (Cost -- $89,401)...  $495,000        84,153
                                                      -----------

U.S. GOVERNMENT OBLIGATIONS -- 3.26%
-----------------------------------------
U.S. Treasury Bill, 4.94%, 07/09/98......    70,000        69,923
U.S. Treasury Bill, 4.87%, 07/16/98......    15,000        14,970
U.S. Treasury Bill, 4.945%, 07/23/98.....    10,000         9,970
U.S. Treasury Bill, 4.84%, 07/30/98......     5,000         4,981
U.S. Treasury Bill, 4.88%, 07/30/98......     5,000         4,980
U.S. Treasury Bill, 4.95%, 09/03/98......    10,000         9,912
U.S. Treasury Bill, 4.98%, 09/03/98......    10,000         9,911
U.S. Treasury Bill, 4.93%, 09/10/98......    35,000        34,660
U.S. Treasury Bill, 4.95%, 09/10/98......     5,000         4,951
U.S. Treasury Bill, 4.96%, 09/17/98......    70,000        69,246
                                                      -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost -- $233,504).....................                 233,504
                                                      -----------
TOTAL INVESTMENTS -- 99.58%
  (Cost -- $12,415,253)(b)...............               7,136,535
OTHER ASSETS, LESS
  LIABILITIES -- 0.42%...................                  30,114
                                                      -----------
NET ASSETS -- 100%.......................             $ 7,166,649
                                                      ===========
ADR -- American Depository Receipt
(a) Non-income producing security
(b) Cost is approximately the same for Federal
    income tax purposes.
(c) Issuer is in default on interest payments.

OTHER INFORMATION:
At June 30, 1998, net unrealized depreciation based on cost for financial statement and Federal income tax purposes is as
follows:
    Gross unrealized appreciation..................   $   364,068
    Gross unrealized depreciation..................    (5,642,786)
                                                      -----------
        Net unrealized depreciation................   $(5,278,718)
                                                      ===========
Purchases and sales of investments (excluding short-term
obligations) aggregated $3,526,037 and $5,645,986, respectively, for the period ended June 30, 1998.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $12,415,253)......  $ 7,136,535
Cash........................................................          994
Receivables
  Investments sold..........................................       29,225
  Fund shares sold..........................................       12,171
  Dividends and interest....................................        3,967
Other assets................................................       24,000
                                                              -----------
  Total assets..............................................    7,206,892
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................        9,606
  Management and advisory fees..............................        5,323
  12b-1 service and distribution fees.......................        3,382
  Other payables to related parties.........................        6,620
Accrued expenses............................................       15,312
                                                              -----------
  Total liabilities.........................................       40,243
                                                              -----------
Net assets..................................................  $ 7,166,649
                                                              ===========
CLASS A
  Net asset value and redemption price per share
    ($5,763,083/1,283,475 shares outstanding)...............  $      4.49
                                                              ===========
  Maximum offering price per share ($4.49 X 100/94.25)*.....  $      4.76
                                                              ===========
CLASS B
  Net asset value, offering price and redemption price** per
    share ($1,108,067/248,824 shares outstanding)...........  $      4.45
                                                              ===========
CLASS C
  Net asset value, offering price and redemption price***
    per share ($280,206/62,561 shares outstanding)..........  $      4.48
                                                              ===========
ADVISOR CLASS
  Net asset value, offering price and redemption price per
    share ($15,293/3,402 shares outstanding)................  $      4.50
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $15,202,416
  Accumulated net realized loss on investments and foreign
    currency transactions...................................   (2,595,926)
  Accumulated net investment loss...........................     (156,945)
  Net unrealized depreciation on investments and foreign
    currency transactions...................................   (5,282,896)
                                                              -----------
NET ASSETS..................................................  $ 7,166,649
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum deferred sales charge of 5%.
*** Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $2,845 foreign taxes withheld...........            $    37,050
  Interest..................................................                  6,537
                                                                        -----------
                                                                             43,587
                                                                        -----------
EXPENSES
  Management fee............................................  $23,783
  Advisory fee..............................................   16,648
  Transfer agent............................................   29,125
  Administrative services fee...............................    4,757
  Custodian fees............................................   22,149
  Blue Sky fees.............................................   19,160
  Auditing and accounting fees..............................   12,865
  Shareholder reports.......................................    2,915
  Fund accounting...........................................   16,240
  Trustees' fees............................................    4,235
  12b-1 service and distribution fees.......................   24,169
  Legal.....................................................   11,542
  Other.....................................................    8,468
                                                                        -----------
    Total expenses..........................................                196,056
                                                                        -----------
NET INVESTMENT LOSS.........................................               (152,469)
                                                                        -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................               (720,665)
  Net unrealized depreciation during the period on
    investments and foreign currency transactions...........               (778,872)
                                                                        -----------
    Net loss on investment transactions.....................             (1,499,537)
                                                                        -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $(1,652,006)
                                                                        ===========
                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE SIX        FOR THE
                                                                MONTHS ENDED      YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   ------------
                                                                   1998*             1997
                                                              ----------------   ------------
DECREASE IN NET ASSETS
Operations
  Net investment loss.......................................    $  (152,469)     $  (329,750)
  Net realized (loss) gain on investments and foreign
    currency transactions...................................       (720,665)         599,116
  Net unrealized depreciation during the period on
    investments and foreign currency transactions...........       (778,872)      (4,015,909)
                                                                -----------      -----------
        Net decrease resulting from operations..............     (1,652,006)      (3,746,543)
                                                                -----------      -----------
Class A distributions
  In excess of net investment income........................             --         (156,088)
  From net realized gain....................................             --         (529,266)
  In excess of net realized gain............................             --       (1,387,244)
                                                                -----------      -----------
        Total distributions to Class A shareholders.........             --       (2,072,598)
                                                                -----------      -----------
Class B distributions
  In excess of net investment income........................             --          (27,307)
  From net realized gain....................................             --          (92,594)
  In excess of net realized gain............................             --         (242,694)
                                                                -----------      -----------
        Total distributions to Class B shareholders.........             --         (362,595)
                                                                -----------      -----------
Class C distributions
  In excess of net investment income........................             --           (5,985)
  From net realized gain....................................             --          (20,295)
  In excess of net realized gain............................             --          (53,194)
                                                                -----------      -----------
        Total distributions to Class C shareholders.........             --          (79,474)
                                                                -----------      -----------
Fund share transactions (Note 4)
  Class A...................................................     (1,444,582)      (1,566,391)
  Class B...................................................       (140,155)         363,532
  Class C...................................................         (4,924)         390,361
  Advisor Class.............................................         20,143               --
                                                                -----------      -----------
        Net decrease resulting from Fund share
        transactions........................................     (1,569,518)        (812,498)
                                                                -----------      -----------
TOTAL DECREASE IN NET ASSETS................................     (3,221,524)      (7,073,708)
NET ASSETS
  Beginning of period.......................................     10,388,173       17,461,881
                                                                -----------      -----------
  END OF PERIOD.............................................    $ 7,166,649      $10,388,173
                                                                ===========      ===========

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                FOR THE SIX                                                FOR THE SIX
           CLASS A              MONTHS ENDED                                               MONTHS ENDED       FOR THE YEAR ENDED
                                  JUNE 30,           FOR THE YEAR ENDED DECEMBER 31,       DECEMBER 31,            JUNE 30,
                                ------------        ---------------------------------      ------------      --------------------
                                   1998*             1997         1996         1995            1994           1994         1993
   SELECTED PER SHARE DATA      ------------        -------      -------      -------      ------------      -------      -------
Net asset value, beginning of
  period......................    $  5.50           $  9.64      $  9.21      $  8.90        $  9.85         $ 10.04      $  7.43
                                  -------           -------      -------      -------        -------         -------      -------
  Income (loss) from
    investment operations
  Net investment loss.........       (.09)(g)          (.22)        (.21)        (.19)(a)       (.11)           (.11)        (.01)
  Net realized and unrealized
    gain (loss) on investment
    transactions..............       (.92)(g)         (2.19)        2.29          .75           (.81)            .24         3.35
                                  -------           -------      -------      -------        -------         -------      -------
      Total from investment
        operations............      (1.01)            (2.41)        2.08          .56           (.92)            .13         3.34
                                  -------           -------      -------      -------        -------         -------      -------
  Less distributions
  In excess of net investment
    income....................         --               .15           --           --             --              --           --
  From net realized gain......         --               .44         1.65          .25             --             .31          .73
  In excess of net realized
    gain......................         --              1.14           --           --             --              --           --
  From capital paid-in........         --                --           --           --            .03             .01           --
                                  -------           -------      -------      -------        -------         -------      -------
      Total distributions.....         --              1.73         1.65          .25            .03             .32          .73
                                  -------           -------      -------      -------        -------         -------      -------
Net asset value, end of
  period......................    $  4.49           $  5.50      $  9.64      $  9.21        $  8.90         $  9.85      $ 10.04
                                  =======           =======      =======      =======        =======         =======      =======
Total return(%)...............     (18.36)(c)        (23.75)(b)    23.86(b)      6.37(b)       (9.38)(c)        1.05(b)     47.10(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)..............    $ 5,763           $ 8,538      $15,249      $19,353        $23,296         $34,549      $30,971
Ratio of expenses to average
  net assets(%)...............       4.07(d)           2.89         2.79         2.90(f)        2.44(d)         2.05         2.63
Ratio of net investment loss
  to average net assets(%)....      (3.15)(d)         (2.11)       (1.78)       (2.13)(a)      (1.85)(d)       (1.09)       (1.41)
Portfolio turnover rate(%)....         37                93           56           21             36              62           32
Average commission rate(e)....    $ .0140           $ .0170      $ .0134          N/A            N/A             N/A          N/A

                                                                                                                FOR THE PERIOD
                                   FOR THE SIX                                                FOR THE SIX       APRIL 1, 1994
             CLASS B               MONTHS ENDED                                               MONTHS ENDED      (COMMENCEMENT)
                                     JUNE 30,          FOR THE YEAR ENDED DECEMBER 31,        DECEMBER 31,       TO JUNE 30,
                                   ------------      -----------------------------------      ------------      --------------
                                      1998*           1997           1996          1995           1994               1994
     SELECTED PER SHARE DATA       ------------      -------        ------        ------      ------------      --------------
Net asset value, beginning of
  period.........................    $  5.46         $  9.59        $ 9.21        $ 8.90         $ 9.85             $10.16
                                     -------         -------        ------        ------         ------             ------
  Income (loss) from investment
    operations
  Net investment loss............       (.10)(g)        (.24)         (.17)         (.20)(a)       (.09)              (.02)
  Net realized and unrealized
    gain (loss) on investment
    transactions.................       (.91)(g)       (2.18)         2.19           .71           (.86)              (.29)
                                     -------         -------        ------        ------         ------             ------
      Total from investment
        operations...............      (1.01)          (2.42)         2.02           .51           (.95)              (.31)
                                     -------         -------        ------        ------         ------             ------
  Less distributions
  In excess of net investment
    income.......................         --             .13            --            --             --                 --
  From net realized gain.........         --             .44          1.64           .20             --                 --
  In excess of net realized
    gain.........................         --            1.14            --            --             --                 --
                                     -------         -------        ------        ------         ------             ------
      Total distributions........         --            1.71          1.64           .20             --                 --
                                     -------         -------        ------        ------         ------             ------
Net asset value, end of period...    $  4.45         $  5.46        $ 9.59        $ 9.21         $ 8.90             $ 9.85
                                     =======         =======        ======        ======         ======             ======
Total return(%)..................     (18.50)(c)      (24.03)(b)     23.26(b)       5.74(b)       (9.64)(c)          (3.05)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands).................    $ 1,108         $ 1,501        $2,040        $1,142         $  741             $  227
Ratio of expenses to average net
  assets(%)......................       4.38(d)         3.23          3.30          3.50(f)        3.03(d)            2.66(d)
Ratio of net investment loss to
  average net assets(%)..........      (3.46)(d)       (2.45)        (2.30)        (2.73)(a)      (2.44)(d)          (1.72)(d)
Portfolio turnover rate(%).......         37              93            56            21             36                 62
Average commission rate(e).......    $ .0140         $ .0170        $.0134           N/A            N/A                N/A

                      (See Notes to Financial Statements)

                                                                                                 FOR THE PERIOD
                                                              FOR THE SIX    FOR THE YEAR        APRIL 30, 1996
                          CLASS C                             MONTHS ENDED      ENDED            (COMMENCEMENT)
                                                                JUNE 30,     DECEMBER 31,        TO DECEMBER 31,
                                                              ------------   ------------        ---------------
                                                                 1998*           1997                 1996
                  SELECTED PER SHARE DATA                     ------------   ------------        ---------------
Net asset value, beginning of period........................    $  5.49        $  9.62               $ 10.67
                                                                -------        -------               -------
  Income (loss) from investment operations
  Net investment loss.......................................       (.10)(g)       (.24)                 (.14)
  Net realized and unrealized gain (loss) on investment
    transactions............................................       (.91)(g)      (2.18)                  .72
                                                                -------        -------               -------
    Total from investment operations........................      (1.01)         (2.42)                  .58
                                                                -------        -------               -------
  Less distributions
  In excess of net investment income........................         --            .13                    --
  From net realized gain....................................         --            .44                  1.63
  In excess of net realized gain............................         --           1.14                    --
                                                                -------        -------               -------
    Total distributions.....................................         --           1.71                  1.63
                                                                -------        -------               -------
Net asset value, end of period..............................    $  4.48        $  5.49               $  9.62
                                                                =======        =======               =======
Total return(%).............................................     (18.40)(c)     (23.95)(b)              6.51(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $   280        $   349               $   173
Ratio of expenses to average net assets(%)..................       4.29(d)        3.14                  3.15(d)
Ratio of net investment loss to average net assets(%).......      (3.37)(d)      (2.37)                (2.15)(d)
Portfolio turnover rate(%)..................................         37             93                    56
Average commission rate(e)..................................    $ .0140        $ .0170               $ .0134

                                                                    FOR THE PERIOD
                                                                    APRIL 30, 1998
                       ADVISOR CLASS                                (COMMENCEMENT)
                                                                     TO JUNE 30,
                                                                    --------------
                                                                        1998*
                  SELECTED PER SHARE DATA                           --------------
Net asset value, beginning of period........................           $  5.96
                                                                       -------
  Loss from investment operations
  Net investment loss.......................................              (.10)(g)
  Net realized and unrealized loss on investments...........             (1.36)(g)
                                                                       -------
    Total from investment operations........................             (1.46)
                                                                       -------
Net asset value, end of period..............................           $  4.50
                                                                       =======
Total return(%).............................................            (24.50)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................           $    15
Ratio of expenses to average net assets(%)..................              3.31(d)
Ratio of net investment loss to average net assets(%).......             (2.39)(d)
Portfolio turnover rate(%)..................................                37
Average commission rate(e)..................................           $ .0140

---------------

(a) Net investment loss is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
       This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(f) The ratio of expenses to average net assets is net of expenses reimbursed by manager. Without the expense reimbursement, the ratio of expenses to average net assets would have been 3.23% and 3.83% for Class A and Class B, respectively, for the year ended December 31, 1995.
(g)    Based on average shares outstanding

 *Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Canada Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1998 there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI"), a wholly owned subsidiary of Mackenzie Investment Management, Inc. ("MIMI"), is the Manager of the Fund. For its services, IMI receives a fee monthly at the annual rate of .50% of the Fund's average net assets.

     Mackenzie Financial Corporation ("MFC") in Toronto, Ontario, Canada is the Investment Advisor of the Fund. For its services, MFC receives a fee monthly at the annual rate of .35% of the Fund's average net assets. The fee is collected from the Fund and remitted to MFC by MIMI, a subsidiary of MFC.

     MIMI also provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the period ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $882.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class A shares are also subject to an ongoing distribution fee at an annual rate of .15% of the average net assets of Class A shares. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $15,579, $6,915 and $1,675 for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $26,036, $2,605, $475 and $9, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                                  SIX MONTHS ENDED             YEAR ENDED
                                   JUNE 30, 1998           DECEMBER 31, 1997
                               ----------------------   ------------------------
           CLASS A              SHARES      AMOUNT        SHARES       AMOUNT
           -------             --------   -----------   ----------   -----------
Sold.........................   212,461   $ 1,171,862      298,986   $ 2,635,521
Issued on reinvestment of
 distributions...............        --            --      361,059     1,859,358
Repurchased..................  (480,607)   (2,616,444)    (690,062)   (6,061,270)
                               --------   -----------   ----------   -----------
Net decrease.................  (268,146)  $(1,444,582)     (30,017)  $(1,566,391)
                               ========   ===========   ==========   ===========

                                  SIX MONTHS ENDED             YEAR ENDED
                                   JUNE 30, 1998           DECEMBER 31, 1997
                               ----------------------   ------------------------
           CLASS B              SHARES      AMOUNT        SHARES       AMOUNT
           -------             --------   -----------   ----------   -----------
Sold.........................    18,067   $   101,762       70,576   $   643,792
Issued on reinvestment of
 distributions...............        --            --       60,223       307,742
Repurchased..................   (44,003)     (241,917)     (68,785)     (588,002)
                               --------   -----------   ----------   -----------
Net (decrease)/increase......   (25,936)  $  (140,155)      62,014   $   363,532
                               ========   ===========   ==========   ===========

                                  SIX MONTHS ENDED             YEAR ENDED
                                   JUNE 30, 1998          TO DECEMBER 31, 1997
                               ----------------------   ------------------------
           CLASS C              SHARES      AMOUNT        SHARES       AMOUNT
           -------             --------   -----------   ----------   -----------
Sold.........................     2,436   $    11,589       51,492   $   488,373
Issued on reinvestment of
 distributions...............        --            --       11,742        60,359
Repurchased..................    (3,429)      (16,513)     (17,649)     (158,371)
                               --------   -----------   ----------   -----------
Net(decrease)/increase.......      (993)  $    (4,924)      45,585   $   390,361
                               ========   ===========   ==========   ===========

                                   FOR THE PERIOD
                                   APRIL 30, 1998
                                   (COMMENCEMENT)
                                  TO JUNE 30, 1998
                               ----------------------
        ADVISOR CLASS           SHARES      AMOUNT
        -------------          --------   -----------
Sold.........................     3,616   $    21,184
Repurchased..................      (214)       (1,041)
                               --------   -----------
Net increase.................     3,402   $    20,143
                               ========   ===========

03ICFX063098

June 30, 1998                                                      IVY FUNDS(R)

IVY
PAN-EUROPE
FUND






SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.



MARKET COMMENTARY

During the first half of 1998, European markets increased by more than 25%. Efforts to meet the economic convergence criteria to qualify for Economic and Monetary Union (EMU) stimulated the growth in some markets by more than 40%:
Finland (+53%), Belgium (+42%), France (+40%) and Portugal (+40%). However, countries that opted out of EMU-notably the United Kingdom-did not perform as well. Given our view that the UK represents one of the most undervalued markets in Europe, we have used periods of market weakness to build long-term positions in UK companies in the Ivy Pan-Europe Fund.

As a result of the market convergence phenomenon, the themes of restructuring and cyclical recovery were overshadowed during the first half of 1998. However, according to our research, they are now gaining momentum. New restructuring plans are announced regularly. For example, in 1998, cost-cutting measures in France should lead to 20% growth in earnings; and in 1999, growth is expected to reach 25%. SKF, the Swedish bearing producer and a core holding in the Ivy Pan-Europe Fund, disclosed a major program to reduce costs and improve control over inventories. To improve productivity and reach a critical size, two paper and pulp companies held in the Fund-Stora of Sweden and Enso of Finland-are merging to create the largest producer of newsprint and cartonboard. And, Daimler-Benz and Chrysler have agreed to merge, creating the fifth-largest automaker with an annual production of four million units.

Our research confirms that a cyclical recovery is also on the rise in Europe as companies are confident of meeting and even exceeding their goals. Earnings targets are regularly revised upward, and are expected to grow by 11.3% in 1998 (versus expectations of 10.7% growth at the end of March), and by 14.3% in 1999 (versus 13.6% at the end of March). In comparison, earnings growth for the US market is expected to be 8.5% in 1998, and 6.0% in 1999.

Relative to other developed countries, our research confirms that to date, the Asian crisis has had a limited impact on European companies. Exports to this region are declining (down 16% year on year in the first quarter of 1998), and we anticipate that this downward trend will continue in 1998. Direct trade shifts with Asia will likely lower nominal European Union (EU) GDP growth this year by approximately 0.50%, and will probably be lowered by the same percentage or less in 1999. However, given the strength of domestic European economies and strong export trends to other parts of the world, analysts forecast real GDP for 1998 to grow by 2.7% (versus 2.6% in 1997), and by 3.0% in 1999.

Despite the recent surge in European equities, we are comfortable with the valuation levels for several reasons. Our research confirms that by all measures, European markets are more attractively valued than US markets, growth prospects are higher, and Europe is more insulated from the Asian crisis than the US. With a benign interest rate environment, a strong domestic economic recovery and an on-going focus on corporate restructuring, we believe that the favorable environment for the Ivy Pan-Europe Fund should continue.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111


                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

EQUITY SECURITIES -- 90.69%                     SHARES      VALUE
----------------------------------------------
AUSTRIA -- 0.66%
Creditanstalt-Bankverein......................      200   $   21,576
Julius Meinl International AG.................      362       12,058
WEBS-Austria, WEBS-World Equity Benchmark
  Shares(a)...................................      275        3,472
                                                          ----------
                                                              37,106
                                                          ----------
BELGIUM -- 0.71%
Solvay S.A....................................      500       39,640
                                                          ----------
CZECH REPUBLIC -- 0.12%
SPT Telekom A/S(a)............................      500        6,918
                                                          ----------
DENMARK -- 4.39%
Jyske Bank A/S................................      587       69,242
Sydbank A/S...................................      986       54,913
Unidanmark A/S................................    1,350      121,317
                                                          ----------
                                                             245,472
                                                          ----------
FINLAND -- 3.93%
Enso OY -- R Shares...........................    7,127       77,031
Pohjola Insurance Group B.....................    1,203       59,860
UPM -- Kymmene Corp. .........................    3,008       82,787
                                                          ----------
                                                             219,678
                                                          ----------
FRANCE -- 14.71%
Assurances Banque Populaire...................      375       39,013
Banque Nationale de Paris.....................    1,429      116,759
Bongrain S.A. ................................      143       71,807
Bouygues......................................      562      102,063
Eurotunnel S.A.(a)............................   22,200       24,418
Eurotunnel S.A. Warrants(a)...................    9,200        1,400
Groupe Danone.................................      347       95,674
Scor..........................................    2,448      155,277
Societe Generale..............................      712      148,028
Usinor Sacilor................................    4,328       66,860
                                                          ----------
                                                             821,299
                                                          ----------
GERMANY -- 3.63%
BMW AG........................................       14       14,124
BMW AG -- New Shares(a).......................        3        2,983
Daimler -- Benz AG............................      162       15,886
Dyckerhoff AG.................................      154       53,750
Dyckerhoff AG Preferred.......................       75       29,833
Leica Camera AG...............................    1,221       14,543
Merck KGaA....................................    1,599       71,489
                                                          ----------
                                                             202,608
                                                          ----------
HUNGARY -- 0.02%
BorsodChem GDR 144A(a)........................       41        1,159
                                                          ----------
ITALY -- 6.25%
Fiat S.p.A. ..................................   28,210      123,470
Gucci Group...................................    2,085      106,699
Safilo S.p.A. ................................   16,300      118,971
                                                          ----------
                                                             349,140
                                                          ----------
NETHERLANDS -- 6.83%
Akzo Nobel NV.................................      363       80,694
Fortis Amev NV................................      570       33,372
Hagemeyer NV..................................      998       43,173
ING Groep NV..................................      494       32,347
Nedlloyd Groep NV.............................    2,415       49,031
Philips Electronics NV........................    1,698      142,737
                                                          ----------
                                                             381,354
                                                          ----------
NORWAY -- 3.37%
Bergesen......................................    2,120       39,645
Saga Petroleum ASA-B Shares...................    2,910       41,146

              EQUITY SECURITIES                 SHARES      VALUE
----------------------------------------------
Saga Petroleum Series A Free..................    3,306   $   50,838
Smedvig ASA-A Shares..........................    4,650       56,356
                                                          ----------
                                                             187,985
                                                          ----------
PORTUGAL -- 1.26%
Portugal Telecom S.A. ........................      530       28,090
Portugal Telecom S.A. ADR.....................      800       42,350
                                                          ----------
                                                              70,440
                                                          ----------
RUSSIA -- 0.02%
LUKoil Holding Co. -- Sponsored ADR...........       30          983
                                                          ----------
SPAIN -- 3.21%
Corp. Financiera Reunida, S.A. (COFIR)(a).....    4,270       64,570
Grupo Anaya S.A. .............................    1,008       36,214
Telefonica de Espana..........................      385       17,830
Telefonica de Espana S.A. ADR.................      437       60,770
                                                          ----------
                                                             179,384
                                                          ----------
SWEDEN -- 7.81%
ABB AB -- B Shares............................    5,237       72,892
AssiDoman AB..................................      620       18,036
Astra AB "B" Shares...........................      964       19,220
Electrolux AB.................................    6,445      110,717
S.K.F. AB Series "B"..........................    4,616       83,928
Sandvik AB -- "B" Shares......................    1,006       27,626
Stora Kopparbergs Bergslags Aktiebolag
  (STORA) -- A Shares.........................      100        1,574
Stora Kopparbergs Bergslags Aktiebolag
  (STORA) -- B Shares.........................    1,650       26,069
Volvo AB B Shares.............................    2,554       76,060
                                                          ----------
                                                             436,122
                                                          ----------
SWITZERLAND -- 9.06%
Edipresse S.A. ...............................      191       52,510
Fotolabo S.A. ................................       83       27,250
Georg Fischer AG Bearer.......................      160       62,236
Holderbank Financiere Glaris AG...............       36       45,807
Jelmoli Holding AG Bearer.....................       24       30,458
Nestle AG Registered..........................       52      111,281
Pargesa Holding AG -- B Shares................       12       21,321
SGS Societe Generale de Surveillance Holding
  S.A. .......................................       38       64,410
Sulzer AG Registered..........................       66       52,084
The Swatch Group AG...........................       50       38,634
                                                          ----------
                                                             505,991
                                                          ----------
UNITED KINGDOM -- 24.71%
Albert Fisher Group PLC.......................  120,349       46,184
Barclays PLC..................................    2,914       84,161
British Steel plc.............................   33,175       73,342
Cadbury Schweppes PLC.........................    3,590       55,586
Corporate Services Group PLC..................   30,360      120,814
Corporate Services Group PLC Rights(a)........    7,590        1,456
Diageo PLC....................................    3,200       38,095
Gallaher Group PLC............................   27,890      154,611
HSBC Holdings plc.............................    2,980       75,626
Hanson plc....................................   14,900       90,430
Hanson plc Sponsored ADR......................      400       12,125
Hazelwood Foods PLC...........................    7,460       29,873
Imperial Chemical Industries PLC..............    4,532       73,045
Jarvis Hotels PLC.............................   17,968       51,115
National Westminster Bank PLC.................    1,921       34,392
Next PLC......................................    8,940       76,969
PizzaExpress PLC..............................    1,577       22,550
Shell Transport & Trading Co. ................    7,572       53,189

JUNE 30, 1998 (UNAUDITED)

EQUITY SECURITIES                               SHARES      VALUE
----------------------------------------------
Standard Chartered PLC........................    4,270   $   48,482
Tate and Lyle PLC.............................   10,750       85,332
Waterford Wedgwood PLC........................   52,744       69,083
Willis Corroon Group PLC......................   32,880       83,661
                                                          ----------
                                                           1,380,121
                                                          ----------
TOTAL INVESTMENTS -- 90.69%
  (Cost -- $4,830,430)(b).....................             5,065,400
OTHER ASSETS, LESS LIABILITIES -- 9.31%.......               519,841
                                                          ----------
NET ASSETS -- 100%............................            $5,585,241
                                                          ==========
ADR - American Depository Receipt
GDR - Global Depository Receipt
NV - Non-voting
(a) Non-income producing security
(b) Cost is approximately the same for Federal
    income tax purposes.


OTHER INFORMATION:
At June 30, 1998, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation......................   $  430,065
    Gross unrealized depreciation......................     (195,095)
                                                          ----------
        Net unrealized appreciation....................   $  234,970
                                                          ==========
Purchases and sales of securities other than short-term obligations aggregated $4,668,409 and $401,452, respectively, for the period ended June 30, 1998.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost - $4,830,430)........  $5,065,400
Cash........................................................     412,291
Receivables
  Fund shares sold..........................................      92,717
  Dividends and interest....................................      20,225
  Manager for expense reimbursement.........................      18,008
Deferred organization expenses..............................      53,429
Other assets................................................      13,832
                                                              ----------
  Total assets..............................................   5,675,902
                                                              ----------
LIABILITIES
Payables
  Investments purchased.....................................      37,654
  Fund shares repurchased...................................       1,314
  Management fee............................................       4,419
  12b-1 service and distribution fees.......................       3,115
  Other payables to related parties.........................      37,400
Accrued expenses............................................       6,759
                                                              ----------
  Total liabilities.........................................      90,661
                                                              ----------
NET ASSETS..................................................  $5,585,241
                                                              ==========
CLASS A
Net asset value and redemption price per share
  ($2,524,809/199,415 shares outstanding)...................  $    12.66
                                                              ==========
Maximum offering price per share ($12.66 x 100/94.25)*......  $    13.43
                                                              ==========
CLASS B
Net asset value, offering price and redemption price** per
  share ($1,936,491/153,786 shares outstanding).............  $    12.59
                                                              ==========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($1,081,156/85,816 shares outstanding)..............  $    12.60
                                                              ==========
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($42,785/3,376 shares outstanding)..................  $    12.67
                                                              ==========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $5,286,891
  Undistributed net realized gain on investments and foreign
    currency transactions...................................      45,971
  Undistributed net investment income.......................      17,480
  Net unrealized appreciation on investments and foreign
    currency transactions...................................     234,899
                                                              ----------
NET ASSETS..................................................  $5,585,241
                                                              ==========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $6,940 foreign taxes withheld...........            $ 56,048
                                                                        --------
EXPENSES
  Management fee............................................  $15,043
  Transfer agent............................................    1,616
  Administrative services fee...............................    1,504
  Custodian fees............................................   28,724
  Blue Sky fees.............................................   16,023
  Auditing and accounting fees..............................    7,769
  Shareholder reports.......................................      473
  Amortization of organization expenses.....................    4,554
  Fund accounting...........................................    9,751
  Trustees' fees............................................    4,235
  12b-1 service and distribution fees.......................    9,234
  Legal.....................................................   12,083
  Other.....................................................    1,102
                                                                        --------
                                                                         112,111
  Expenses reimbursed by manager............................             (68,680)
  Fees paid indirectly......................................              (4,863)
                                                                        --------
    Net expenses............................................              38,568
                                                                        --------
NET INVESTMENT INCOME.......................................              17,480
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................              45,940
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........             251,489
                                                                        --------
    Net gain on investment transactions.....................             297,429
                                                                        --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $314,909
                                                                        ========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE PERIOD
                                                              FOR THE SIX      MAY 13, 1997
                                                              MONTHS ENDED   (COMMENCEMENT) TO
                                                                JUNE 30,       DECEMBER 31,
                                                              ------------   -----------------
                                                                 1998*             1997
                                                              ------------   -----------------
INCREASE IN NET ASSETS
Operations
Net investment income (loss)................................   $   17,480        $ (1,041)
  Net realized gain on investments and foreign currency
    transactions............................................       45,940           1,919
  Net unrealized appreciation (depreciation) during the
    period on investments...................................      251,489         (16,590)
                                                               ----------        --------
    Net increase (decrease) resulting from operations.......      314,909         (15,712)
                                                               ----------        --------
Distributions to shareholders from net realized gain
  Class A...................................................           --            (805)
  Class B...................................................           --             (42)
                                                               ----------        --------
    Total distributions to shareholders.....................           --            (847)
                                                               ----------        --------
Fund share transactions (Note 4)
  Class A...................................................    1,741,772         589,270
  Class B...................................................    1,831,597          72,520
  Class C...................................................    1,009,400              --
  Advisor Class.............................................       42,332              --
                                                               ----------        --------
    Net increase resulting from Fund share transactions.....    4,625,101         661,790
                                                               ----------        --------
TOTAL INCREASE IN NET ASSETS................................    4,940,010         645,231
NET ASSETS
  Beginning of period.......................................      645,231              --
                                                               ----------        --------
  END OF PERIOD.............................................   $5,585,241        $645,231
                                                               ==========        ========
UNDISTRIBUTED NET INVESTMENT INCOME.........................   $   17,480        $     --
                                                               ==========        ========

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                             FOR THE PERIOD
                                                              FOR THE SIX     MAY 13, 1997
                          CLASS A                             MONTHS ENDED   (COMMENCEMENT)
                                                                JUNE 30,     TO DECEMBER 31,
                                                              ------------   ---------------
                                                                 1998*            1997
SELECTED PER SHARE DATA                                       ------------   ---------------
Net asset value, beginning of period........................     $10.56          $10.02
                                                                 ------          ------
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................        .15(e)         (.02)
  Net realized and unrealized gain on investment
    transactions............................................       1.95(e)          .58
                                                                 ------          ------
    Total from investment operations........................       2.10             .56
                                                                 ------          ------
  Less distributions
  From net realized gain....................................         --             .02
                                                                 ------          ------
    Total distributions.....................................         --             .02
                                                                 ------          ------
Net asset value, end of period..............................     $12.66          $10.56
                                                                 ======          ======
Total return(%)(b)..........................................      19.89            5.54
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $2,525          $  575
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................       2.52            2.20
  Without expense reimbursement(%)(c).......................       7.09           28.41
Ratio of net investment income (loss) to average net
  assets(%)(a)(c)...........................................       1.53            (.48)
Portfolio turnover rate(%)..................................         15               5
Average commission rate(d)..................................     $.0240          $.0300

                      (See Notes to Financial Statements)

                                                                             FOR THE PERIOD
                                                              FOR THE SIX     MAY 13, 1997
                          CLASS B                             MONTHS ENDED   (COMMENCEMENT)
                                                                JUNE 30,     TO DECEMBER 31,
                                                              ------------   ---------------
                                                                 1998*            1997
SELECTED PER SHARE DATA                                       ------------   ---------------
Net asset value, beginning of period........................     $10.54          $10.02
                                                                 ------          ------
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................        .07(e)         (.03)
  Net realized and unrealized gain on investment
    transactions............................................       1.98(e)          .56
                                                                 ------          ------
    Total from investment operations........................       2.05             .53
                                                                 ------          ------
  Less distributions
  From net realized gain....................................         --             .01
                                                                 ------          ------
    Total distributions.....................................         --             .01
                                                                 ------          ------
Net asset value, end of period..............................     $12.59          $10.54
                                                                 ======          ======
Total return(%)(b)..........................................      19.45            5.26
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $1,936          $   70
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................       3.30            3.29
  Without expense reimbursement(%)(c).......................       7.87           29.50
Ratio of net investment income (loss) to average net
  assets(%)(a)(c)...........................................        .75           (1.58)
Portfolio turnover rate(%)..................................         15               5
Average commission rate(d)..................................     $.0240          $.0300

                      (See Notes to Financial Statements)

                                                               FOR THE PERIOD
                                                              JANUARY 29, 1998
       CLASS C                                                 (COMMENCEMENT)
                                                                 TO JUNE 30,
                                                              -----------------
                                                                    1998*
SELECTED PER SHARE DATA                                       -----------------
Net asset value, beginning of period........................       $10.91
                                                                   ------
  Income from investment operations
  Net investment income (a).................................          .07(e)
  Net realized and unrealized gain on investment
    transactions............................................         1.62(e)
                                                                   ------
    Total from investment operations........................         1.69
                                                                   ------
Net asset value, end of period..............................        12.60
                                                                   ======
Total return(%)(b)..........................................        15.49
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................       $1,081
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................         3.24
  Without expense reimbursement(%)(c).......................         7.81
Ratio of net investment income to average net
  assets(%)(a)(c)...........................................          .81
Portfolio turnover rate(%)..................................           15
Average commission rate(d)..................................       $.0240

                      (See Notes to Financial Statements)

                                                              FOR THE PERIOD
                                                              MARCH 23, 1998
     ADVISOR CLASS                                            (COMMENCEMENT)
                                                               TO JUNE 30,
                                                              --------------
                                                                  1998*
SELECTED PER SHARE DATA                                       --------------
Net asset value, beginning of period........................      $12.31
                                                                  ------
  Income from investment operations
  Net investment income(a)..................................         .03(e)
  Net realized and unrealized gain on investment
    transactions............................................         .33(e)
                                                                  ------
    Total from investment operations........................         .36
                                                                  ------
Net asset value, end of period..............................      $12.67
                                                                  ======
Total return(%)(b)..........................................        2.92
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................      $   43
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................        3.33
  Without expense reimbursement(%)(c).......................        6.80
Ratio of net investment income to average net
  assets(%)(a)(c)...........................................        1.72
Portfolio turnover rate(%)..................................          15
Average commission rate(d)..................................      $.0240

(a) Net investment income (loss) is net of expenses reimbursed by manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c) Annualized
(d)This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(e) Based on average shares outstanding

 *Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Pan-Europe Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1998, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     CASH AND CASH EQUIVALENTS -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At June 30, 1998 the interest rate was 5.25%.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities and non-deductible organization expenses. As a result, Net investment income
(loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement with its custodian whereby a percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses.

For the period, custody fees were reduced by $4,863 under this arrangement.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $4,376.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $1,913, $4,310 and $3,011, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $803, $577, $225 and $11, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                                                                 YEAR ENDED
                                        SIX MONTHS ENDED        DECEMBER 31,
                                         JUNE 30, 1998              1997
                                      --------------------   ------------------
CLASS A                               SHARES      AMOUNT     SHARES     AMOUNT
-------                               -------   ----------   -------   --------
Sold................................  223,056   $2,728,989    81,901   $893,474
Issued on reinvestment of
 distributions......................        -            -        77        804
Repurchased.........................  (78,127)    (987,217)  (27,492)  (305,008)
                                      -------   ----------   -------   --------
Net increase........................  144,929   $1,741,772    54,486   $589,270
                                      =======   ==========   =======   ========

                                                                 YEAR ENDED
                                         SIX MONTHS ENDED       DECEMBER 31,
                                          JUNE 30, 1998             1997
                                       --------------------   ----------------
CLASS B                                SHARES      AMOUNT     SHARES   AMOUNT
-------                                -------   ----------   ------   -------
Sold.................................  220,360   $2,786,966   6,634    $72,488
Issued on reinvestment of
 distributions.......................        -            -       4         42
Repurchased..........................  (73,211)    (955,369)     (1)       (10)
                                       -------   ----------   -----    -------
Net increase.........................  147,149   $1,831,597   6,637    $72,520
                                       =======   ==========   =====    =======

                                          FOR THE PERIOD
                                         JANUARY 29, 1998       YEAR ENDED
                                          (COMMENCEMENT)       DECEMBER 31,
                                         TO JUNE 30, 1998          1997
                                       --------------------   ---------------
CLASS C                                SHARES      AMOUNT     SHARES   AMOUNT
-------                                -------   ----------   ------   ------
Sold.................................  116,266   $1,394,310      1      $ 10
Repurchased..........................  (30,450)    (384,910)    (1)      (10)
                                       -------   ----------    ---      ----
Net increase.........................   85,816   $1,009,400      -      $  -
                                       =======   ==========    ===      ====

                                          FOR THE PERIOD
                                          MARCH 23, 1998
                                          (COMMENCEMENT)
                                         TO JUNE 30, 1998
                                       --------------------
ADVISOR CLASS                           SHARES     AMOUNT
-------------                          -------   ----------
Sold.................................    3,376   $   42,332
                                       -------   ----------
Net increase.........................    3,376   $   42,332
                                       =======   ==========

03IPEF063098

June 30, 1998                                                       IVY FUNDS(R)

IVY
ASIA
PACIFIC
FUND




SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.



Market Commentary

So far in 1998, it has been a rough ride in the Asian equity markets. At the beginning of the year, investors in the Ivy Asia Pacific Fund were rewarded as regional stock markets and currencies experienced a strong rally after last year's free fall. During the first quarter, we believe that bargain hunters, attracted by many stocks trading at large discounts to net asset values, drove the rebound. Over the course of the second quarter, however, the markets sold off again--reflecting expectations that it will take some time to solve the fundamental problems in many Asian economies. Many markets in the region have actually retested last year's lows, and sentiment toward the region appears to be nearing the point of maximum pessimism.

We agree with the views of many analysts that in the short to medium term, economic prospects for the region are somewhat mixed. According to our research, Asia is currently experiencing a period of structural change, which will undoubtedly cause some consternation in the near term. However, we expect that economic reforms and restructuring--such as consolidation of the banking systems, lowering of private-sector debt levels, deregulation and privatization--will improve prospects for healthy long-term growth.

Of interest is the divergence of opinion between direct investors and portfolio investors. Despite overwhelmingly negative sentiment in financial markets, many Asian economies are currently experiencing an unprecedented level of merger and acquisition activity. In our view, this surge in interest by companies based in mature economies implies that many multinational companies view the current crisis of confidence as an opportunity. A recent study by the United Nations Conference on Trade and Development (UNCTAD) surveyed 200 multinationals on their investment intentions for the region. Most indicated that the crisis has not altered their long-term view of the region. Eighty-eight percent of those surveyed intend to go ahead or accelerate investment plans. Twenty-five percent said they are planning to increase investment due to lower costs as a result of the devaluations and opportunities to buy local companies at fire-sale prices. And, nearly all survey participants expressed confidence in the region as a destination for profitable foreign investment.

We believe that the most pressing question facing investors at this point is in regard to the extent to which equity prices have already reflected the impact of last year's events. In our view, equity investors appear to have already discounted the worst-case scenario in many instances; and, at current levels, these markets offer compelling long-term value. The Ivy Asia Pacific Fund remains highly correlated to developments in Southeast Asia, with 41% of total assets invested in the area. While there are no guarantees, we believe that as dramatically undervalued currencies return to more normal levels and investor sentiment improves, this portion of the Fund should make a significant contribution to performance.

Going forward, we continue to believe that currency markets will lead sentiment in the Asian stock markets. As regional currencies stabilize and interest rates come down to more normal levels, prospects for the region should improve dramatically. As value-oriented, long-term investors, we view this as a good opportunity to prepare for the next phase of Asia's economic development. Therefore, we believe that the Ivy Asia Pacific Fund is well positioned to capture this upside opportunity.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

        EQUITY SECURITIES -- 87.84%            SHARES       VALUE
--------------------------------------------
AUSTRALIA -- 5.06%
Australia & New Zealand Banking Group
  Ltd.......................................     4,600   $    31,733
BRL Hardy Limited...........................    14,000        45,081
Broken Hill Proprietary Company Limited.....     4,200        35,501
National Australia Bank Ltd.................     3,100        40,889
Pacific Dunlop Limited......................    22,000        35,557
Tyndall Australia Limited...................    41,140        53,499
Westpac Banking Corp. Ltd...................     5,000        30,498
                                                         -----------
                                                             272,758
                                                         -----------
CHINA -- 2.02%
Anhui Expressway Co. Ltd....................   270,000        27,179
China Southern Airlines Company
  Limited(a)................................   166,000        22,280
Guangdong Kelon Elec Holding................    39,000        30,702
Zhenhai Refining and Chemical Company
  Limited...................................   224,000        28,909
                                                         -----------
                                                             109,070
                                                         -----------
HONG KONG -- 38.22%
Asia Satellite Telecommunications Holdings
  Ltd.......................................    30,000        49,557
CDL Hotels International Ltd................   180,000        53,429
Chen Hsong Holdings.........................   140,000        20,236
Cheung Kong Holdings Ltd....................    45,000       221,266
Cheung Kong Infrastructure Holdings.........    12,000        22,688
China Resources Enterprise Limited..........    82,000        84,661
Citic Pacific Ltd...........................    43,000        76,027
Giordano Holdings Ltd.......................   180,000        36,471
Guangdong Investments.......................   122,000        27,396
Guangdong Investments Warrants(a)...........     1,000             5
Guangzhou Investment Company Ltd............   126,000        14,310
Guoco Group Ltd.............................    31,000        32,606
HSBC Holdings...............................     8,400       205,431
Henderson Land Development Company
  Ltd.......................................    12,000        39,569
Hong Kong Land Holdings Ltd.................    32,000        40,000
Jardine International Motor Holdings Co.....   108,000        39,723
Jardine Matheson Holdings Ltd...............    17,800        48,060
Jardine Strategic Holdings Ltd..............    30,500        57,950
Li & Fung...................................    34,000        54,849
Moulin International Holding Ltd............   230,000        22,856
National Mutual Asia Ltd....................    60,000        38,330
New World Development Company Ltd...........    34,000        65,819
Ng Fung Hong Limited........................    60,000        41,427
Peregrine Investments Holdings
  Limited(b)(c).............................    38,000            --
Shanghai Industrial Holdings Limited........    28,000        65,948
Sun Hung Kai Properties Ltd.................    34,000       144,362
Swire Pacific Ltd Class A...................    21,000        79,273
Techtronic Industries Company...............   134,000        27,670
Tingyi (Cayman Island) Holding Co...........   366,000        22,436
Union Bank of Hong Kong Ltd.................    88,266        56,102
VTech Holdings Limited......................    25,000        93,082
WEBS -- Hong Kong, WEBS.....................    14,600       117,712
Wharf Holdings Ltd (with 3,800
  warrants(a))..............................    76,000        75,033
Wheelock & Company, Ltd.....................    57,000        33,655
Yue Yuen Industrial Holdings................    29,000        51,835
                                                         -----------
                                                           2,059,774
                                                         -----------

             EQUITY SECURITIES                 SHARES       VALUE
--------------------------------------------
INDONESIA -- 1.66%
Asia Pulp & Paper Company Ltd -- Sponsored
  ADR.......................................     4,400   $    49,500
PT Bank Dagang Nasional -- Foreign
  Registered (with 500 warrants(a)).........    30,500           155
PT Darya Varia Laboratoria (with 559,500
  rights(a))................................   186,500         2,835
PT Hanjaya Mandala Sampoerna................    96,000        13,135
PT Mulia Industrindo........................   310,000         5,236
Semen Gresik................................    32,500        18,446
                                                         -----------
                                                              89,307
                                                         -----------
MALAYSIA -- 11.47%
AMMB Holdings Berhad........................    37,800        19,868
Berjaya Sports Toto Bhd.....................    19,000        28,174
Genting Berhad..............................     7,000        12,658
Hicom Holdings Berhad.......................   158,000        40,000
Johor Port Berhad...........................   204,000        37,873
KFC Holdings (Malaysia) Berhad(a)...........    62,700        33,259
Land & General Berhad.......................   350,000        39,662
Malayan Banking Berhad......................    24,400        24,591
Malayan Cement Berhad.......................    55,750        18,146
Perusahaan Otomobil Nasional Bhd............    78,000        49,837
RHB Capital Berhad..........................    46,000        18,744
Sime Darby Berhad...........................    94,000        64,820
Sime UEP Properties Berhad..................    68,000        39,021
Sungei Way Holdings Bhd.....................   171,000        26,387
Tenaga Nasional Berhad......................    43,000        51,838
WEBS -- Malaysia............................    32,900       113,094
                                                         -----------
                                                             617,972
                                                         -----------
NEW ZEALAND -- 5.23%
Fisher & Paykel Industries Ltd..............    13,900        35,355
Fletcher Challenge Building.................    33,900        42,233
Fletcher Challenge Energy...................     6,350        15,162
Fletcher Challenge Forestry.................    48,336        27,098
Fletcher Challenge Paper....................    40,000        44,434
Telecom Corporation of New Zealand
  Limited...................................    14,000        57,702
Tourism Holdings Limited(a).................   104,428        59,628
                                                         -----------
                                                             281,612
                                                         -----------
PHILIPPINES -- 4.59%
Alaska Milk Corporation(a)..................   820,000        36,575
Asian Terminals, Inc........................   961,000        32,264
Benpres Holdings Corporation Sponsored
  GDR(a)....................................    23,600        57,820
Benpres Holdings Corporation 144A...........     1,000         2,450
Metro Pacific Corporation(a)................  1,633,124       37,205
Music Corporation(a)........................   112,000         9,938
Philippine Long Distance Telephone Co.......     1,472        33,535
Universal Robina Corporation................   369,500        37,659
                                                         -----------
                                                             247,446
                                                         -----------
SINGAPORE -- 13.76%
Clipsal Industries Limited..................    48,000        42,960
Comfort Group Limited.......................   157,000        35,313
DBS Land Limited............................    66,000        54,691
Development Bank of Singapore Limited.......    20,550       113,729
Elec & Eltek International Co. Ltd..........    14,050        47,489
Fraser & Neave Ltd. Ordinary................    22,000        59,119
Oversea -- Chinese Banking Corporation......    15,000        51,051
Overseas Union Bank Ltd.....................    22,240        48,706
Singapore Airlines Ltd......................    21,000        98,196
United Overseas Bank Ltd....................    19,000        59,042
WEBS -- Singapore...........................    29,600       131,350
                                                         -----------
                                                             741,646
                                                         -----------

JUNE 30, 1998 (UNAUDITED)

             EQUITY SECURITIES                 SHARES       VALUE
--------------------------------------------
SOUTH KOREA -- 2,31%
Hyundai Motor Company Ltd...................     3,000   $    30,371
Pohang Iron & Steel Company Ltd.............       600        20,008
Samsung Electronics Co. GDR 144A
  Registered................................     3,954        63,017
Samsung Fire & Marine Insurance.............        67        11,175
                                                         -----------
                                                             124,571
                                                         -----------
THAILAND -- 3.16%
Bangkok Bank Public Company Ltd.
  --Foreign Registered......................    23,800        29,258
Bank of Ayudhya Public Company Ltd.
  --Foreign Registered......................    76,000         9,882
Circuit Electronics Industries Public
  Company Inc. -- Foreign Registered(a).....     4,500         1,410
Delta Electronics (Thailand) Public Company
  Inc. -- Foreign Registered................     6,450        36,596
K. R. Precision Public Company Limited --
  Foreign Registered(a).....................     6,400         4,236
Krung Thai Bank Public Company
  Limited -- Foreign Registered.............   152,000        20,123
Robinson Department Store Public Company
  Limited -- Foreign Registered(a)..........    27,200           784
SG Asia Credit Company PLC -- Foreign
  Registered(a).............................    32,900         6,533
Thai Airways Int'l. Public Company, Ltd. --
  Foreign Registered........................    41,400        34,500
Thai Farmers Bank Public Company, Ltd. --
  Foreign Registered........................    30,500        26,859
                                                         -----------
                                                             170,181
                                                         -----------

             EQUITY SECURITIES                              VALUE
--------------------------------------------
TOTAL INVESTMENTS -- 87.48%
  (Cost -- $7,492,638)(d)...................             $ 4,714,337
OTHER ASSETS, LESS LIABILITIES -- 12.52%....                 674,458
                                                         -----------
NET ASSETS -- 100%..........................             $ 5,388,795
                                                         ===========
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
WEBS -- World Equity Benchmark Shares
(a) Non-income producing security
(b) Peregrine Investments Holdings Limited filed for
    liquidation under the laws of Hong Kong.
(c) Securities valued in good faith by the Valuation
    Committee of the Board of Trustees. The cost of
    these securities aggregated $49,827. See Note 1 to
    the Financial Statements.
(d) Cost is approximately the same for Federal income
    tax purposes.
OTHER INFORMATION:
At June 30, 1998, net unrealized depreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation.....................   $    40,885
    Gross unrealized depreciation.....................    (2,819,186)
                                                         -----------
        Net unrealized depreciation...................   $(2,778,301)
                                                         ===========
Purchases and sales of securities other than short-term obligations aggregated $5,172,289 and $316,072, respectively, for the period ended June 30, 1998.

                      (See Notes to Financial Statements)


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $7,492,638).......  $ 4,714,337
Cash........................................................      662,301
Receivables
  Fund shares sold..........................................       41,375
  Dividends and interest....................................       14,397
  Manager for expense reimbursement.........................       21,887
Deferred organization expenses..............................       33,784
Other assets................................................       13,897
                                                              -----------
  Total assets..............................................    5,501,978
                                                              -----------
LIABILITIES
Payables
  Investments purchased.....................................       95,306
  Management fee............................................        4,316
  12b-1 service and distribution fees.......................        3,296
  Other payables to related parties.........................        3,543
Accrued expenses............................................        6,722
                                                              -----------
  Total liabilities.........................................      113,183
                                                              -----------
NET ASSETS..................................................  $ 5,388,795
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($2,267,320/531,306 shares outstanding)...................  $      4.27
                                                              ===========
Maximum offering price per share ($4.27 x 100/94.25)*.......  $      4.53
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($1,546,708/365,044 shares outstanding).............  $      4.24
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($1,574,767/371,390 shares outstanding).............  $      4.24
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $ 8,330,116
  Accumulated net realized loss on investments and foreign
    currency transactions...................................     (171,776)
  Undistributed net investment income.......................        8,686
  Net unrealized depreciation on investments and foreign
    currency transactions...................................   (2,778,231)
                                                              -----------
NET ASSETS..................................................  $ 5,388,795
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum deferred sales charge of 5%.
*** Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $5,779 foreign taxes withheld...........             $    72,026
                                                                         -----------
EXPENSES
  Management fee............................................  $ 24,921
  Transfer agent............................................     6,347
  Administrative services fee...............................     2,492
  Custody fees..............................................    48,217
  Blue Sky fees.............................................    17,010
  Auditing and accounting fees..............................     7,774
  Shareholder reports.......................................       687
  Amortization of organization expenses.....................     4,873
  Fund accounting...........................................     9,726
  Trustees' fees............................................     4,235
  12b-1 service and distribution fees.......................    17,587
  Legal.....................................................    11,898
  Other.....................................................     1,574
                                                                         -----------
                                                                             157,341
  Expenses reimbursed by manager............................                 (78,801)
  Fees paid indirectly......................................                 (12,358)
                                                                         -----------
    Net expenses............................................                  66,182
                                                                         -----------
NET INVESTMENT INCOME.......................................                   5,844
                                                                         -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................                (172,782)
  Net unrealized depreciation during the period on
    investments and foreign currency transactions...........              (1,930,305)
                                                                         -----------
    Net loss on investment transactions.....................              (2,103,087)
                                                                         -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $(2,097,243)
                                                                         ===========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1998*           1997
                                                              ------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $     5,844     $    2,221
  Net realized (loss) gain on investments and foreign
    currency transactions...................................     (172,782)         2,302
  Net unrealized depreciation during the period on
    investments.............................................   (1,930,305)      (847,926)
                                                              -----------     ----------
    Net decrease resulting from operations..................   (2,097,243)      (843,403)
                                                              -----------     ----------
Class A distributions
  From net investment income................................           --         (1,243)
  In excess of net investment income........................           --         (3,430)
                                                              -----------     ----------
    Total distributions to Class A shareholders.............           --         (4,673)
                                                              -----------     ----------
Class B distributions
  From net investment income................................           --           (521)
  In excess of net investment income........................           --         (1,436)
                                                              -----------     ----------
    Total distributions to Class B shareholders.............           --         (1,957)
                                                              -----------     ----------
Class C distributions
  From net investment income................................           --           (457)
  In excess of net investment income........................           --         (1,260)
                                                              -----------     ----------
    Total distributions to Class C shareholders.............           --         (1,717)
                                                              -----------     ----------
Fund share transactions (Note 5)
  Class A...................................................    2,390,943      1,052,849
  Class B...................................................    1,268,848      1,226,021
  Class C...................................................    1,441,988        957,139
                                                              -----------     ----------
    Net increase resulting from Fund share transactions.....    5,101,779      3,236,009
                                                              -----------     ----------
TOTAL INCREASE IN NET ASSETS................................    3,004,536      2,384,259
NET ASSETS
  Beginning of period.......................................    2,384,259             --
                                                              -----------     ----------
  END OF PERIOD.............................................  $ 5,388,795     $2,384,259
                                                              ===========     ==========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $     8,686     $    2,842
                                                              ===========     ==========

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                              FOR THE SIX        FOR THE
                                                              MONTHS ENDED      YEAR ENDED
CLASS A                                                         JUNE 30,       DECEMBER 31,
                                                              ------------     ------------
SELECTED PER SHARE DATA                                          1998*             1997
                                                              ------------     ------------
Net asset value, beginning of period........................    $  6.01          $ 10.00
                                                                -------          -------
  Income (loss) from investment operations
  Net investment income(a)..................................        .02(b)           .02
  Net realized and unrealized loss on investment
    transactions............................................      (1.76)(b)        (3.98)
                                                                -------          -------
    Total from investment operations........................      (1.74)           (3.96)
                                                                -------          -------
  Less distributions
  From net investment income................................         --              .01
  In excess of net investment income........................         --              .02
                                                                -------          -------
    Total distributions.....................................         --              .03
                                                                =======          =======
NET ASSET VALUE, END OF PERIOD..............................    $  4.27          $  6.01
                                                                =======          =======
Total return(%).............................................     (28.95)(e)       (39.58)(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $ 2,267          $   692
Ratio of expenses to average net assets(f)
  With expense reimbursement(%).............................       2.65(c)          2.11
  Without expense reimbursement(%)..........................       5.81(c)         10.17
Ratio of net investment income to average net
  assets(%)(a)..............................................        .74(c)           .63
Portfolio turnover rate(%)..................................          8                1
Average commission rate(g)..................................    $ .0040          $ .0070

                                                              FOR THE SIX        FOR THE
                                                              MONTHS ENDED      YEAR ENDED
CLASS B                                                         JUNE 30,       DECEMBER 31,
                                                              ------------     ------------
SELECTED PER SHARE DATA                                          1998*             1997
                                                              ------------     ------------
Net asset value, beginning of period........................    $  5.99          $ 10.00
                                                                -------          -------
  Loss from investment operations
  Net investment loss(a)....................................         --(b)            --
  Net realized and unrealized loss on investment
    transactions............................................      (1.75)(b)        (4.00)
                                                                -------          -------
    Total from investment operations........................      (1.75)           (4.00)
                                                                -------          -------
  Less distributions
  In excess of net investment income........................         --              .01
                                                                -------          -------
    Total distributions.....................................         --              .01
                                                                -------          -------
Net assets, end of period...................................    $  4.24          $  5.99
                                                                =======          =======
Total return(%).............................................     (29.22)(e)       (39.96)(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $ 1,547          $   929
Ratio of expenses to average net assets(f)
  With expense reimbursement(%).............................       3.52(c)          2.86
  Without expense reimbursement(%)..........................       6.68(c)         10.92
Ratio of net investment loss to average net assets(%)(a)....       (.14)(c)         (.12)
Portfolio turnover rate(%)..................................          8                1
Average commission rate(g)..................................    $ .0040          $ .0070

                      (See Notes to Financial Statements)

                                                              FOR THE SIX        FOR THE
                                                              MONTHS ENDED      YEAR ENDED
CLASS C                                                         JUNE 30,       DECEMBER 31,
                                                              ------------     ------------
SELECTED PER SHARE DATA                                          1998*             1997
                                                              ------------     ------------
Net asset value, beginning of period........................    $  5.99          $ 10.00
                                                                -------          -------
  Loss from investment operations
  Net investment loss(a)....................................         --(b)            --
  Net realized and unrealized loss on investment
    transactions............................................      (1.75)(b)        (3.99)
                                                                -------          -------
    Total from investment operations........................      (1.75)           (3.99)
                                                                -------          -------
  Less distributions
  In excess of net investment income........................         --              .02
                                                                -------          -------
    Total distributions.....................................         --              .02
                                                                -------          -------
Net assets, end of period...................................    $  4.24          $  5.99
                                                                =======          =======
Total return(%).............................................     (29.22)(e)       (39.94)(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $ 1,575          $   764
Ratio of expenses to average net assets(f)
  With expense reimbursement(%).............................       3.43(c)          2.74
  Without expense reimbursement(%)..........................       6.59(c)         10.80
Ratio of net investment loss to average net assets(%)(a)....       (.05)(c)           --
Portfolio turnover rate(%)..................................          8                1
Average commission rate(g)..................................    $ .0040          $ .0070

(a) Net investment income (loss)is net of expenses reimbursed by manager.
(b) Based on average shares outstanding
(c) Annualized
(d) Total return does not reflect a sales charge.
(e) Total return represents aggregate total return and does not reflect a sales charge.
(f) Total expenses include fees paid indirectly through an expense offset arrangement, if any.
(g) This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

  *Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Asia Pacific Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of June 30, 1998, such securities were determined to have no value by the Valuation Committee and have been noted as such in the Portfolio of Investments.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     CASH AND CASH EQUIVALENTS -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At June 30, 1998 the interest rate was 5.25%.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities, certain securities sold at a loss, and non-deductible organization expenses. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement with its custodian whereby a percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the period, custody fees were reduced by $12,358 under this arrangement.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the

Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $4,085.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $2,445, $7,380, and $7,762 for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays IMSC a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $2,008, $2,447 and $1,892, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in equity securities of companies in the Asia-Pacific region. Therefore, the Fund is more susceptible to factors adversely affecting securities within the Asia-Pacific region than is an equity fund that is not concentrated in such securities to the same extent.

5. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B and Class C were as follows:

                                      SIX MONTHS ENDED          YEAR ENDED
                                       JUNE 30, 1998        DECEMBER 31, 1997
                                    --------------------   --------------------
             CLASS A                SHARES      AMOUNT     SHARES      AMOUNT
             -------                -------   ----------   -------   ----------
Sold..............................  462,619   $2,633,920   186,266   $1,497,206
Issued on reinvestment of
 distributions....................       --           --       747        4,378
Repurchased.......................  (46,429)    (242,977)  (71,897)    (448,735)
                                    -------   ----------   -------   ----------
Net increase......................  416,190   $2,390,943   115,116   $1,052,849
                                    =======   ==========   =======   ==========

                                      SIX MONTHS ENDED          YEAR ENDED
                                       JUNE 30, 1998        DECEMBER 31, 1997
                                    --------------------   --------------------
             CLASS B                SHARES      AMOUNT     SHARES      AMOUNT
             -------                -------   ----------   -------   ----------
Sold..............................  230,185   $1,376,780   177,326   $1,403,362
Issued on reinvestment of
 distributions....................       --           --       171        1,002
Repurchased.......................  (20,222)    (107,932)  (22,416)    (178,343)
                                    -------   ----------   -------   ----------
Net increase......................  209,963   $1,268,848   155,081   $1,226,021
                                    =======   ==========   =======   ==========

                                      SIX MONTHS ENDED          YEAR ENDED
                                       JUNE 30, 1998        DECEMBER 31, 1997
                                    --------------------   --------------------
             CLASS C                SHARES      AMOUNT     SHARES      AMOUNT
             -------                -------   ----------   -------   ----------
Sold..............................  285,646   $1,655,330   133,442   $  992,947
Issued on reinvestment of
 distributions....................       --           --       283        1,654
Repurchased.......................  (41,689)    (213,342)   (6,292)     (37,462)
                                    -------   ----------   -------   ----------
Net increase......................  243,957   $1,441,988   127,433   $  957,139
                                    =======   ==========   =======   ==========

03IAPF063098

June 30, 1998                                                      IVY FUNDS(R)

IVY
GLOBAL
NATURAL
RESOURCES
FUND



SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.



MARKET COMMENTARY

During the second quarter of 1998, there continued to be a growing divergence between the fortunes of industrialized and developing nations, commodity consumers and commodity producers, strong and weak currencies and advancing and declining stocks. Most of these divergences can be explained by a second wave of investor concerns about Asia. While much of the expected impact has been reflected in markets, continued divergences have the potential to undermine broader profit and stock market growth.

According to our research, commodity prices have fallen to 12-year lows; and adjusted for inflation, they are now at multidecade lows. Resource commodities, in particular, are suffering the full brunt of weaker Asian economies, as Japan, the world's second-largest economy, slips into recession. In our view, the downtrend has been temporarily exacerbated by short sellers who continue to push prices below fair long-term sustainable prices. These trends have also pushed commodities and commodity-based currencies to new record lows. However, according to our research, going forward, the attractiveness of investing in resources should improve significantly.

Many investors are asking whether resources are just dinosaur industries awaiting extinction. In our view, they are not-not if we want to heat homes with natural gas, grow food with fertilizers, drive cars made of metal with air pollution reduced by platinum, read books and newspapers on paper, take pictures with silver-based film or buy gold wedding bands and jewelry. In fact, demand for resources has continued to grow with the world economy, although at rates slightly below total growth.

If demand has continued to grow, why are prices so low? Resources are highly correlated with Asian stock markets. Only a few years ago, demand for resources was projected to grow strongly in Asia, and potential shortages were forecast without new production. However, because of the slowdown in Asian economies, the demand has not been as robust as expected, leading to a short-term oversupply. This, in turn, has driven prices down to record lows.

We believe that investors are now entering the capitulation phase, and it may take a few more months before the market absorbs the selling pressure. The process of forming a low in resources always tests the patience of investors, and the concentrated pullback this past quarter has been very disappointing. According to our research, share prices are way down, with good valuations; and, in our view, this has provided a very good buying opportunity for resource stocks. Despite the poor share price performance, most companies continue to have reasonable balance sheets and positive cash flow. Therefore, the Ivy Global Natural Resources Fund will remain fully invested primarily in companies with high-quality assets that are leaders in their industries.

As world markets form a launching pad for the next sustainable advance in resources, and in response to the significant share price reductions, we are very positive about the potential returns. Significant production cutbacks by OPEC show that the repair process has already begun. While there are no guarantees, a positive catalyst, whether in the form of production cuts, inventory reductions or a more positive demand outlook, could lead to a significant improvement in the commodities markets, which would, in turn, benefit the Ivy Global Natural Resources Fund.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111


                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

EQUITY SECURITIES -- 96.28%                    SHARES       VALUE
--------------------------------------------
DIAMONDS -- 3.63%
Aber Resources, Ltd.(a).....................    10,000   $    88,403
De Beers Consolidated Mines Ltd.............     1,500        26,250
SouthernEra Resources Ltd.(a)...............     5,500        23,750
                                                         -----------
                                                             138,403
                                                         -----------
ENERGY SERVICES -- 13.94%
Diamond Offshore Drilling, Inc..............     1,000        40,000
ENSCO International Incorporated............     3,000        52,125
EVI Weatherford, Inc.(a)....................     2,700       100,237
Ensign Resource Service Group, Inc..........    10,000       170,005
Marine Drilling Companies, Inc.(a)..........     3,000        48,000
NQL Drilling Tools Inc. -- Class A(a).......     7,500        45,901
Nabors Industries, Inc.(a)..................     2,000        39,625
Noble Drilling Corporation(a)...............     1,500        36,094
                                                         -----------
                                                             531,987
                                                         -----------
FOOD/AGRICULTURE -- 4.45%
Potash Corporation of Saskatchewan
  Inc.......................................     1,500       113,020
Saskatchewan Wheat Pool.....................     5,000        56,612
                                                         -----------
                                                             169,632
                                                         -----------
GAS PRODUCERS -- 7.42%
Elk Point Resources, Inc.(a)................     8,000        27,201
Fletcher Challenge Energy...................    35,000        81,276
Penn West Petroleum Ltd.(a).................    10,800       124,852
Remington Energy Ltd.(a)....................     5,000        49,642
                                                         -----------
                                                             282,971
                                                         -----------
INDUSTRIAL -- 5.53%
AK Steel Holding Corporation................     1,000        17,875
Cameco Corporation..........................     4,000       111,524
International Uranium Corp.(a)..............   150,000        54,062
Steel Dynamics, Inc.(a).....................     2,000        27,750
                                                         -----------
                                                             211,211
                                                         -----------
JUNIOR PRECIOUS METALS -- 6.45%
Meridian Gold Inc.(a).......................    40,000        82,963
Orvana Minerals Corporation(a)..............   200,000       163,205
                                                         -----------
                                                             246,168
                                                         -----------
METALS & MINERALS -- 7.75%
Aluminum Company of America.................       200        13,187
Billiton plc................................    15,000        30,408
Breakwater Resources, Ltd.(a)...............    56,000        76,162
LionOre Mining International Ltd.(a)........    45,000        21,421
QNI Limited.................................   223,000        90,450
Tenke Mining Corp.(a).......................    25,000        33,151
WMC Limited.................................    10,256        30,866
                                                         -----------
                                                             295,645
                                                         -----------
OIL PRODUCERS -- 12.22%
Baytex Energy Ltd. -- Class A(a)............    10,000        58,482
Canadian Natural Resources Ltd.(a)..........     4,000        68,546
Carmanah Resources Ltd.(a)..................     5,500        11,033
Hurricane Hydrocarbons Ltd. -- Class A(a)...    10,000        48,282
Pacalta Resources Ltd.(a)...................    17,500       101,153
Richland Petroleum Corporation -- Class
  A(a)......................................    24,000        53,858
Vermilion Resources Ltd.(a).................    17,500        79,732
YPF S.A. ADR Class D........................     1,500        45,094
                                                         -----------
                                                             466,180
                                                         -----------

             EQUITY SECURITIES                 SHARES       VALUE
----------------------------------------
PAPER & FOREST PRODUCTS -- 14.57%
Alliance Forest Products, Inc.(a)...........     6,500   $    98,348
Aracruz Celulose S.A. -- Sponsored ADR......     8,000        91,500
Asia Pulp & Paper Company Ltd.
  Sponsored ADR.............................    10,000       112,500
Donohue, Inc. Class A.......................     2,000        45,221
Sino-Forest Corp. Class A(a)................   175,000       208,257
                                                         -----------
                                                             555,826
                                                         -----------
PLATINUM GROUP METALS -- 6.93%
Anglo American Platinum Corporation
  Limited...................................    14,000       153,310
Industrias Penoles S.A. ....................    35,000       111,006
                                                         -----------
                                                             264,316
                                                         -----------
SENIOR PRECIOUS METALS -- 13.39%
Acacia Resources Ltd........................    65,000        69,232
Anglogold Limited -- ADR....................     4,000        79,000
Ashanti Goldfields Company Ltd..............     5,089        41,348
Freeport-McMoRan Copper & Gold, Inc.........     8,500       121,125
Gold Fields of South Africa Limited.........     4,000        46,250
Normandy Mining Ltd.........................    50,000        40,870
Sons of Gwalia Limited......................    15,000        37,155
Vengold Inc.(a).............................    75,000        75,992
                                                         -----------
                                                             510,972
                                                         -----------
TOTAL EQUITY SECURITIES
  (Cost -- $4,794,220)......................               3,673,311
                                                         -----------
BONDS -- 1.78%                                PRINCIPAL
William Resources, Inc.
  8.00%, 01/23/02(b)
  (Cost -- $70,355).........................  $400,000        68,002
                                                         -----------
U.S. GOVERNMENT OBLIGATIONS -- 0.13%
--------------------------------------------
U.S. Treasury Bill, 4.925%, 07/23/98
  (Cost -- $4,985)..........................     5,000         4,985
                                                         -----------
TOTAL INVESTMENTS -- 98.19%
  (Cost -- $4,869,560)(c)...................               3,746,298
OTHER ASSETS, LESS LIABILITIES -- 1.81%.....                  68,942
                                                         -----------
NET ASSETS -- 100%..........................             $ 3,815,240
                                                         ===========
ADR -- American Depository Receipt
(a) Non-income producing security
(b) Issuer is in default on interest payments.
(c) Cost is approximately the same for
    Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1998, net unrealized depreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation.....................   $    33,749
    Gross unrealized depreciation.....................    (1,157,011)
                                                         -----------
        Net unrealized depreciation...................   $(1,123,262)
                                                         ===========
Purchases and sales of investments (excluding short-term
obligations) aggregated $2,586,602 and $5,217,445, respectively, for the period ended June 30, 1998.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $4,869,560).......  $ 3,746,298
Receivables
  Investments sold..........................................      129,728
  Dividends and interest....................................        2,416
  Manager for expense reimbursement.........................       14,153
Deferred organization expenses..............................       33,785
Other assets................................................       13,843
                                                              -----------
    Total assets............................................    3,940,223
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................          968
  Management and advisory fees..............................        3,456
  12b-1 service and distribution fees.......................        2,221
  Other payables to related parties.........................        3,243
Due to custodian............................................      106,819
Accrued expenses............................................        8,276
                                                              -----------
    Total liabilities.......................................      124,983
                                                              -----------
NET ASSETS..................................................  $ 3,815,240
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($1,900,317/247,749 shares outstanding)...................  $      7.67
                                                              ===========
Maximum offering price per share ($7.67 X 100/94.25)*.......  $      8.14
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($1,811,127/237,372 shares outstanding).............  $      7.63
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($103,796/13,623 shares outstanding)................  $      7.62
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $ 6,159,220
  Accumulated net realized loss on investments and foreign
    currency transactions...................................   (1,200,520)
  Accumulated net investment loss...........................      (16,032)
  Net unrealized depreciation on investments and foreign
    currency transactions...................................   (1,127,428)
                                                              -----------
NET ASSETS..................................................  $ 3,815,240
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum deferred sales charge of 5%.
*** Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $1,923 foreign taxes withheld...........            $  33,152
                                                                        ---------
EXPENSES
  Management fee............................................  $13,116
  Advisory fee..............................................   13,116
  Transfer agent............................................    7,195
  Administrative services fee...............................    2,623
  Custodian fees............................................   21,251
  Blue Sky fees.............................................   16,683
  Auditing and accounting fees..............................    7,798
  Shareholder reports.......................................      666
  Amortization of organization expenses.....................    4,873
  Fund accounting...........................................    9,821
  Trustees' fees............................................    4,235
  12b-1 service and distribution fees.......................   16,000
  Legal.....................................................   11,524
  Other.....................................................    3,205
                                                                        ---------
                                                                          132,106
  Expenses reimbursed by manager............................              (64,959)
                                                                        ---------
    Net expenses............................................               67,147
                                                                        ---------
NET INVESTMENT LOSS.........................................              (33,995)
                                                                        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................             (806,628)
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........               72,528
                                                                        ---------
    Net loss on investment transactions.....................             (734,100)
                                                                        ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $(768,095)
                                                                        =========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                                MONTHS        FOR THE
                                                                 ENDED       YEAR ENDED
                                                               JUNE 30,     DECEMBER 31,
                                                              -----------   ------------
                                                                 1998*          1997
                                                              -----------   ------------
(DECREASE) INCREASE IN NET ASSETS
Operations
  Net investment loss.......................................  $   (33,995)  $   (87,912)
  Net realized (loss) gain on investments and foreign
    currency transactions...................................     (806,628)      740,820
  Net unrealized appreciation (depreciation) during the
    period on investments and foreign currency
    transactions............................................       72,528    (1,199,956)
                                                              -----------   -----------
      Net decrease resulting from operations................     (768,095)     (547,048)
                                                              -----------   -----------
Class A distributions
  In excess of net investment income........................           --       (91,654)
  From net realized gain....................................           --      (441,915)
  In excess of net realized gain............................           --      (125,911)
                                                              -----------   -----------
      Total distributions to Class A shareholders...........           --      (659,480)
                                                              -----------   -----------
Class B distributions
  In excess of net investment income........................           --       (44,832)
  From net realized gain....................................           --      (287,696)
  In excess of net realized gain............................           --       (78,348)
                                                              -----------   -----------
      Total distributions to Class B shareholders...........           --      (410,876)
                                                              -----------   -----------
Class C distributions
  In excess of net investment income........................           --        (1,675)
  From net realized gain....................................           --       (11,209)
  In excess of net realized gain............................           --        (4,050)
                                                              -----------   -----------
      Total distributions to Class C shareholders...........           --       (16,934)
                                                              -----------   -----------
Fund share transactions (Note 4)
  Class A...................................................   (1,582,420)    4,800,177
  Class B...................................................     (570,677)    3,416,671
  Class C...................................................       (1,546)      155,468
                                                              -----------   -----------
      Net (decrease) increase resulting from Fund share
       transactions.........................................   (2,154,643)    8,372,316
                                                              -----------   -----------
TOTAL (DECREASE) INCREASE IN NET ASSETS.....................   (2,922,738)    6,737,978
NET ASSETS
  Beginning of period.......................................    6,737,978            --
                                                              -----------   -----------
  END OF PERIOD.............................................  $ 3,815,240   $ 6,737,978
                                                              ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $        --   $    17,963
                                                              ===========   ===========

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                               FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                                    JUNE 30, 1998*                       DECEMBER 31, 1997
                                                           ---------------------------------      -------------------------------
                                                           CLASS A      CLASS B      CLASS C      CLASS A     CLASS B     CLASS C
SELECTED PER SHARE DATA                                    -------      -------      -------      -------     -------     -------
Net asset value, beginning of period.....................  $ 9.01       $  9.00      $  9.00      $10.00      $ 10.00     $ 10.00
                                                           -------      -------      -------      -------     -------     -------
  Income (loss) from investment operations
  Net investment loss (a)................................    (.04)(b)      (.08)(b)     (.09)(b)    (.11)        (.15)       (.17)
  Net realized and unrealized (loss) gain on investment
    transactions.........................................   (1.30)(b)     (1.29)(b)    (1.29)(b)     .70          .68         .68
                                                           -------      -------      -------      -------     -------     -------
    Total from investment operations.....................   (1.34)        (1.37)       (1.38)        .59          .53         .51
                                                           -------      -------      -------      -------     -------     -------
  Less distributions
  In excess of net investment income.....................      --            --           --         .22          .17         .15
  From net realized gain.................................      --            --           --        1.08         1.08        1.08
  In excess of net realized gain.........................      --            --           --         .28          .28         .28
                                                           -------      -------      -------      -------     -------     -------
    Total distributions..................................      --            --           --        1.58         1.53        1.51
                                                           -------      -------      -------      -------     -------     -------
Net asset value, end of period...........................  $ 7.67       $  7.63      $  7.62      $ 9.01      $  9.00     $  9.00
                                                           =======      =======      =======      =======     =======     =======
Total return (%).........................................  (14.87)(d)    (15.22)(d)   (15.33)(d)    6.95(c)      6.28(c)     6.08(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).................  $1,900       $ 1,811      $   104      $3,907      $ 2,706     $   124
Ratio of expenses to average net assets
  With expense reimbursement (%).........................    2.21(f)       2.91(f)      3.32(f)     2.10         2.86        3.08
  Without expense reimbursement (%)......................    4.69(f)       5.39(f)      5.80(f)     2.88         3.64        3.86
Ratio of net investment loss to average net assets
  (%)(a).................................................    (.95)(f)     (1.65)(f)    (2.06)(f)   (1.10)       (1.86)      (2.08)
Portfolio turnover rate (%)..............................      47            47           47         199          199         199
Average commission rate (e)..............................  $.0140       $ .0140      $ .0140      $.0190      $ .0190     $ .0190

(a) Net investment loss is net of expenses reimbursed by manager.
(b) Based on average shares outstanding
(c) Total return does not reflect a sales charge.
(d) Total return represents aggregate total return and does not reflect a sales charge.
(e) This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(f) Annualized

 *Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Global Natural Resources Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1998 there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities, passive foreign investment companies, certain securities sold at a loss and non-deductible organization expenses. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI"), a wholly owned subsidiary of Mackenzie Investment Management Inc. (MIMI), is the Manager of the Fund. For its services, IMI receives a management fee monthly at the annual rate of .50% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Financial Corporation ("MFC") in Toronto, Ontario, Canada is the Investment Advisor of the Fund. For its services, MFC receives a fee monthly at the annual rate of .50% of the Fund's average net assets. The fee is collected from the Fund and remitted to MFC by MIMI, a subsidiary of MFC.

     MIMI also provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $460.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $3,410, $11,944 and $646, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $3,911, $2,867 and $417, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B and Class C were as follows:

                                   SIX MONTHS ENDED            YEAR ENDED
                                    JUNE 30, 1998          DECEMBER 31, 1997
                                ----------------------   ----------------------
CLASS A                          SHARES      AMOUNT       SHARES      AMOUNT
-------                         --------   -----------   --------   -----------
Sold..........................   116,135   $ 1,064,894    514,551   $ 5,779,987
Issued on reinvestment of
 distributions................        --            --     35,261       297,604
Repurchased...................  (301,992)   (2,647,314)  (116,206)   (1,277,414)
                                --------   -----------   --------   -----------
Net (decrease)/increase.......  (185,857)  $(1,582,420)   433,606   $ 4,800,177
                                ========   ===========   ========   ===========

                                   SIX MONTHS ENDED            YEAR ENDED
                                    JUNE 30, 1998          DECEMBER 31, 1997
                                ----------------------   ----------------------
CLASS B                          SHARES      AMOUNT       SHARES      AMOUNT
-------                         --------   -----------   --------   -----------
Sold..........................     9,927   $    88,904    322,291   $ 3,679,427
Issued on reinvestment of
 distributions................        --            --     15,150       127,716
Repurchased...................   (73,336)     (659,581)   (36,660)     (390,472)
                                --------   -----------   --------   -----------
Net (decrease)/increase.......   (63,409)  $  (570,677)   300,781   $ 3,416,671
                                ========   ===========   ========   ===========

                                   SIX MONTHS ENDED            YEAR ENDED
                                    JUNE 30, 1998          DECEMBER 31, 1997
                                ----------------------   ----------------------
CLASS C                          SHARES      AMOUNT       SHARES      AMOUNT
-------                         --------   -----------   --------   -----------
Sold..........................     2,378   $    21,451     16,819   $   190,701
Issued on reinvestment of
 distributions................        --            --      1,026         8,660
Repurchased...................    (2,574)      (22,997)    (4,026)      (43,893)
                                --------   -----------   --------   -----------
Net (decrease)/increase.......      (196)  $    (1,546)    13,819   $   155,468
                                ========   ===========   ========   ===========

03IGNR063098

June 30, 1998                                                      IVY FUNDS(R)

IVY
GLOBAL
FUND






SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.



Market Commentary

During the first half of 1998, markets around the world have been highly volatile, as sentiment has swung almost daily in response to news from Asia, Europe and the US corporate sector. International equity markets have been most affected by developments in Asia and uncertainty surrounding the Japanese economy.

The Ivy Global Fund's European allocation, which is the Fund's largest regional allocation (57% of assets), reflects both our optimism for economic growth in Europe and our expectation for share prices to continue to rise for some time. The formal announcement of Economic and Monetary Union's (EMU) 11 founding members at a special summit held in the United Kingdom in early May marked the beginning of a new era in the Continental economies. According to our research, valuation levels in Europe are by no means inexpensive anymore; however, we believe that the European bull market still has a way to go. It is our belief that the current wave of restructuring and consolidation, which is still in its early stages, will accelerate. This should contribute to strong earnings growth over the next three to five years, as many European companies focus on improving economies of scale, disposing of noncore assets, and eliminating excess from cost structures.

In contrast to our views on improving profitability for European companies, we expect to see a fairly significant deceleration in US earnings growth going forward. At 7% of assets, the Ivy Global Fund continues to be underweight the US market. Although the US market continued to perform well during the first half of 1998, we expect to see increasing evidence of a slowdown in the economy in the second half of the year. While the US has escaped serious harm from the year-old Asian crisis thus far, most economists now expect the brunt of the crisis to be felt over the next six to nine months. While we still do not expect a dramatic sell-off in the US market, in our view, its recent period of outperformance is likely to lose steam.

Twenty-three percent of the Fund's assets are invested in Asia. At the beginning of the year, Asian stock markets and currencies experienced a strong rally after last year's free fall. However, during the second quarter, the markets sold off again, reflecting a renewed bout of pessimism on prospects for the region. While short-term prospects for non-Japan Asia are somewhat mixed, we expect reforms and economic restructuring will improve prospects for long-term growth. And, with many stocks trading at large discounts to net asset values and with stock prices at four to five times earnings, we believe that these markets currently represent compelling long-term value, and that going forward, the medium-term direction of Asian stock markets will largely depend on the stabilization of regional currencies.

While the Ivy Global Fund has no Japanese exposure, we believe that a stable yen and efforts to stimulate consumption in Japan will have positive effects on the rest of Asia.

The Fund currently has about 5% invested in Latin America. Although Latin American markets have performed poorly since the beginning of the year, we believe that prospects remain sound and valuations are extremely compelling. Continued selling pressure in non-Japan Asia and Latin America -- while the US and European markets continued to perform relatively well -- has contributed to a widening discount between emerging market stocks and their developed market counterparts. Markets throughout both Asia and Latin America seem to have priced in the worst-case scenario, and are reaching the point of maximum pessimism. As volatility subsides and investor interest returns, we believe that there is potential for this price disparity to narrow.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111


                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

       EQUITY SECURITIES -- 99.87%            SHARES        VALUE
------------------------------------------
AFRICA -- 3.02%
------------------------------------------
SOUTH AFRICA -- 3.02%
Anglo American Corporation of South Africa
  Ltd. ADR................................       8,000   $   271,646
Rembrandt Group Ltd. .....................      54,000       339,218
South African Breweries Ltd. .............      12,072       250,047
                                                         -----------
                                                             860,911
                                                         -----------
ASIA/PACIFIC -- 23.31%
------------------------------------------
AUSTRALIA -- 0.57%
Pacific Dunlop Limited....................     100,100       161,785
                                                         -----------
CHINA -- 0.82%
Shenzhen Konka Electronics Group Ltd.
  Class B.................................     260,000       233,540
                                                         -----------
HONG KONG -- 7.74%
Cheung Kong Holdings Ltd..................      34,000       167,179
Citic Pacific Ltd.........................      90,000       159,126
Esprit Asia Holdings Ltd..................     534,000       161,952
HSBC Holdings.............................      13,539       331,111
Hong Kong Telecommunications Ltd. --
  Sponsored ADR...........................       7,400       139,675
Jardine Matheson Holdings Ltd.............      15,600        42,120
Jardine Strategic Holdings Ltd............      91,187       173,255
Li & Fung.................................     386,000       622,695
National Mutual Asia Ltd..................     360,000       229,978
New World Development Company Ltd.........      45,401        87,889
Peregrine Investments Holdings
  Limited(d)..............................     120,000            --
Union Bank of Hong Kong Ltd...............      85,333        54,238
Wharf Holdings Ltd. (with 1,800
  warrants)(a)............................      36,000        35,542
                                                         -----------
                                                           2,204,760
                                                         -----------
MALAYSIA -- 1.49%
Edaran Otomobil Nasional Berhad...........      38,000        36,649
KFC Holdings (Malaysia) Berhad............      58,000        30,766
Land & General Berhad.....................     281,500        31,900
London & Pacific Insurance Company
  Berhad..................................      90,600        93,931
Perusahaan Otomobil Nasional Berhad.......      75,000        47,920
Public Bank Berhad........................     166,800        50,271
RHB Capital Berhad........................     151,000        61,529
RHB Sakura Merchant Bankers...............       3,000           781
Technology Resources Industries Berhad....     103,000        70,778
                                                         -----------
                                                             424,525
                                                         -----------
NEW ZEALAND -- 2.43%
Brierley Investments Ltd..................     241,800       120,494
Fletcher Challenge Building...............      21,500        26,785
Fletcher Challenge Forestry...............       2,580         1,446
Fletcher Challenge Paper..................      43,000        47,766
Lion Nathan Ltd...........................         500         1,111
Telecom Corp. of New Zealand Ltd..........      42,000       173,105
Tourism Holdings Limited(a)...............     562,242       321,037
                                                         -----------
                                                             691,744
                                                         -----------
PHILIPPINES -- 1.45%
Alaska Milk Corporation(a)................   2,000,000        89,208
Asian Terminals, Inc......................     150,000         5,036
Bacnotan Cement Corporation...............     150,000        20,144
Belle Corporation(a)......................     631,000        16,040

            EQUITY SECURITIES                 SHARES        VALUE
------------------------------------------
Belle Corporation Warrants(a).............      46,200   $        64
Benpres Holdings Corporation GDR(a).......      24,100        59,045
C & P Homes, Inc..........................     759,000        38,223
Mondragon International Philippines,
  Inc.(a).................................   1,394,400        23,407
Philippine Long Distance Telephone Co. ...       3,800        86,571
SM Prime Holdings, Inc....................     251,000        39,727
Universal Robina Corporation..............     360,000        36,691
                                                         -----------
                                                             414,156
                                                         -----------
SINGAPORE -- 3.49%
Clipsal Industries Ltd....................     118,000       105,610
DBS Land Limited..........................     115,000        95,296
Development Bank of Singapore Limited.....      15,600        86,334
Elec & Eltek International Co. Ltd........      34,100       115,258
Fraser & Neave Ltd........................     114,200       306,880
Singapore Airlines Ltd....................      48,000       224,448
United Overseas Bank Ltd..................      20,000        62,149
                                                         -----------
                                                             995,975
                                                         -----------
SOUTH KOREA -- 1.94%
Hyundai Motor GDR.........................       5,000         9,188
Hyundai Motor Company Ltd.................       1,500        15,186
Keum Kang Development Ind. Company........      11,600        59,478
Korea Electric Power Corporation..........       8,400        89,629
Pohang Iron & Steel Company Ltd...........       2,400        80,030
Samsung Electronics.......................       5,959       184,455
Samsung Electronics Sponsored GDR.........         623         9,929
Samsung Electronics Sponsored GDR NV......       4,338        36,331
Samsung Fire & Marine Insurance...........         407        67,883
Samsung Heavy Industries(a)...............         337         1,681
                                                         -----------
                                                             553,790
                                                         -----------
TAIWAN -- 2.06%
Acer Incorporation(a).....................      61,500        73,742
Compeq Manufacturing Co.(a)...............      11,760        62,632
Far Eastern Department Stores Ltd.........     168,303       122,454
President Enterprises(a)..................     120,000       108,264
Systex Corporation(a).....................      34,962        64,612
Systex Corporation Rights(a)..............       4,550         2,847
Yung Shin Pharmaceuticals Industries
  Co......................................      64,900       152,993
                                                         -----------
                                                             587,544
                                                         -----------
THAILAND -- 1.32%
Bangkok Bank Public Company Limited.......       7,900         8,124
Bank of Ayudhya Public Company Limited
  Foreign Registered......................     183,750        23,892
Robinson Department Store Public Company
  Limited -- Foreign Registered(a)........     377,000        10,873
SG Asia Credit Company Limited -- Foreign
  Registered(a)...........................     336,000        66,723
Siam Cement Public Co. Ltd. (The) Foreign
  Registered(a)...........................       7,600        36,652
Siam Makro Public Company Limited --
  Foreign Registered......................      77,800       106,676
Thai Airways International Public Co.,
  Ltd. -- Foreign Registered..............     115,000        95,833
Thai Telephone & Communication Public Co.
  Ltd. -- Foreign Registered(a)...........     207,000        25,936
                                                         -----------
                                                             374,709
                                                         -----------

JUNE 30, 1998 (UNAUDITED)

            EQUITY SECURITIES                 SHARES        VALUE
------------------------------------------
EUROPE -- 56.53%
------------------------------------------
AUSTRIA -- 1.83%
Creditanstalt-Bankverein..................       3,600   $   388,377
Julius Meinl International AG(a)..........       4,000       133,239
                                                         -----------
                                                             521,616
                                                         -----------
FINLAND -- 3.84%
Enso OY -- R Shares.......................      30,000       324,251
Metsa-Serla Oyj -- B Shares...............      28,200       272,415
Rauma OY..................................      10,290       210,996
UPM -- Kymmene Corp.......................      10,420       286,781
                                                         -----------
                                                           1,094,443
                                                         -----------
FRANCE -- 12.03%
Banque Nationale De Paris.................       8,275       676,121
Compagnie Financiere de Paribas...........       3,689       394,769
Galeries Lafayette........................         160       159,576
Groupe Danone.............................       1,400       386,005
Scor......................................       6,800       431,324
Societe Generale..........................       4,219       877,151
Suez Lyonnaise des Eaux...................       3,054       502,599
                                                         -----------
                                                           3,427,545
                                                         -----------
GERMANY -- 1.45%
Volkswagen AG.............................         430       413,316
                                                         -----------
IRELAND -- 0.87%
Bank of Ireland...........................      12,000       246,871
                                                         -----------
ITALY -- 5.93%
Banca Commerciale Italiana................      77,800       465,255
Banca Popolare di Brescia.................      25,250       477,286
Banca Popolare di Milano..................      32,000       254,733
Fiat S.P.A................................     113,100       495,017
                                                         -----------
                                                           1,692,291
                                                         -----------
LUXEMBOURG -- 0.74%
Scandinavian Broadcast System S.A.(a).....       7,000       211,313
                                                         -----------
NETHERLANDS -- 5.97%
Akzo Nobel NV.............................       1,100       244,526
Fortis Amev NV............................       5,300       310,305
Hunter Douglas NV.........................       3,800       206,418
ING Groep NV..............................       4,022       263,359
Nedlloyd Groep NV.........................      14,300       290,327
Philips Electronics NV....................       4,600       386,683
                                                         -----------
                                                           1,701,618
                                                         -----------
NORWAY -- 0.99%
Storebrand ASA(a).........................      31,700       280,913
                                                         -----------
PORTUGAL -- 1.91%
Colep -- Cia Portuguesa de Embalagens(a)..       8,700       115,344
Lusomundo -- SGPS S.A. Preferred Shares...       5,900        77,806
Portugal Telecom S.A. ADR.................       2,977       157,595
Sonae Industria E Investimentos...........       3,550       193,893
                                                         -----------
                                                             544,638
                                                         -----------
SWEDEN -- 5.83%
AssiDoman AB..............................       6,600       192,001
Astra AB "B" Shares.......................      17,066       340,252
Electrolux AB.............................      14,000       240,503
S.K.F. AB Series "B"......................      12,400       225,456
Sandvik AB -- "B" Shares..................       9,500       260,879
Stora Kopparbergs Bergslags Aktiebolag
  (STORA) "A" Shares......................      11,600       182,547
Trelleborg AB "B" Free Shares.............      16,700       219,876
                                                         -----------
                                                           1,661,514
                                                         -----------

            EQUITY SECURITIES                 SHARES        VALUE
------------------------------------------
SWITZERLAND -- 3.75%
Georg Fischer AG Bearer...................         250   $    97,244
Holderbank Financiere Glaris AG...........         290       368,998
Nestle AG Registered......................         138       295,322
SMH AG....................................         400       309,070
                                                         -----------
                                                           1,070,634
                                                         -----------
UNITED KINGDOM -- 11.39%
Billiton Plc..............................      90,600       183,667
Boots Company plc.........................      18,000       299,429
Cadbury Schweppes PLC.....................      25,000       387,092
Corporate Services Group Plc..............     100,000       397,937
Corporate Services Group Plc Rights(a)....      25,000         4,797
Gallaher Group Plc........................      45,000       249,462
Imperial Chemical Industries PLC --
  Sponsored ADR...........................      25,000       402,943
National Westminster Bank PLC ADR.........       2,400       258,000
Rio Tinto plc.............................       3,000        33,812
Rio Tinto plc Sponsored ADR...............       3,089       145,955
Safeway plc...............................      43,000       282,677
Standard Chartered plc....................      18,700       212,322
Tate & Lyle PLC...........................      49,000       388,957
                                                         -----------
                                                           3,247,050
                                                         -----------
NORTH AMERICA -- 11.53%
------------------------------------------
CANADA -- 4.16%
Alcan Aluminium Ltd.......................       5,472       151,164
Dofasco Inc...............................      12,000       195,438
Edperbrascan Corporation -- Class A.......      14,400       241,870
Inco Limited..............................      10,350       141,019
Methanex Corporation(a)...................      25,000       218,457
Power Financial Corp......................       5,000       233,757
Semi-Tech Corporation(a)..................      34,000         6,243
                                                         -----------
                                                           1,187,948
                                                         -----------
UNITED STATES -- 7.37%
Air Express International Corp............       9,200       246,100
Aluminum Company of America...............       2,600       171,438
American Standard Companies, Inc.(a)......       6,500       290,469
Ameron International Corp.................       3,200       185,000
Apria Healthcare Group, Inc.(a)...........      13,000        86,938
Crown Cork & Seal Company, Inc............       4,000       190,000
Ford Motor Company........................       3,000       177,000
Phelps Dodge Corp.........................       2,700       154,406
Sunglass Hut International, Inc.(a).......      20,000       221,250
Union Carbide Corporation.................       4,000       213,500
Wendy's International, Inc................       7,000       164,500
                                                         -----------
                                                           2,100,601
                                                         -----------
SOUTH AMERICA -- 5.48%
------------------------------------------
ARGENTINA -- 0.54%
YPF S.A. Sponsored ADR....................       5,100       153,319
                                                         -----------
BRAZIL -- 3.84%
Petroleo Brasileiro S.A. Preferred
  (Petrobras).............................   1,700,000       314,541
Telecomunicacoes Brasileiras S.A. ADR
  (Telebras)..............................       6,000       655,125
Uniao de Bancos Brasileiros Preferred
  S.A.(a).................................   4,400,000       125,540
                                                         -----------
                                                           1,095,206
                                                         -----------

JUNE 30, 1998 (UNAUDITED)
            EQUITY SECURITIES                 SHARES        VALUE
------------------------------------------
CHILE -- 1.10%
A.F.P. Provida S.A. ADR...................       9,100   $   151,856
Cristalerias de Chile -- Sponsored ADR....      12,400       161,200
                                                         -----------
                                                             313,056
                                                         -----------
TOTAL EQUITY SECURITIES
  (Cost -- $28,002,379)...................                28,467,331
                                                         -----------
BONDS -- 1.13%                               PRINCIPAL
------------------------------------------  ----------
International Knife & Saw 144A, 11.375%,
  11/15/06(b) (Cost -- $300,000)..........  $  300,000       321,000
                                                         -----------
TOTAL INVESTMENTS -- 101.00%
  (Cost -- $28,302,379)(c)................                28,788,331
OTHER ASSETS, LESS
  LIABILITIES -- (1.00%)..................                  (284,685)
                                                         -----------
NET ASSETS -- 100%........................               $28,503,646
                                                         ===========
ADR - American Depository Receipt
GDR - Global Depository Receipt
NV  - Non-voting
(a) Non-income producing security
(b) Below investment grade security
(c) Cost is approximately the same for Federal income tax purposes.
(d) Peregrine Investments Holdings Limited has filed for liquidation under the laws of Hong Kong. This security was valued by the Valuation Committee of the Board of Trustees. The cost of this security aggregated $158,474. See Note 1 to the Financial
    Statements.

----------------------------------------
OTHER INFORMATION:
At June 30, 1998, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation....................   $  8,453,644
    Gross unrealized depreciation....................     (7,967,692)
                                                        ------------
        Net unrealized appreciation..................   $    485,952
                                                        ============
Purchases and sales of securities other than short-term obligations aggregated $3,285,158 and $7,820,730, respectively, for the period ended June 30, 1998.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $28,302,379)......  $28,788,331
Cash denominated in foreign currencies (cost -- $5,791).....        5,428
Receivables
  Fund shares sold..........................................        7,090
  Dividends and interest....................................      113,669
  Manager for expense reimbursement.........................       14,918
Other assets................................................       26,194
                                                              -----------
        Total assets........................................   28,955,630
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................       43,707
  Management fee............................................       24,038
  12b-1 service and distribution fees.......................       13,062
  Other payables to related parties.........................       11,508
Due to custodian............................................      335,413
Accrued expenses............................................       24,256
                                                              -----------
        Total liabilities...................................      451,984
                                                              -----------
NET ASSETS..................................................  $28,503,646
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($18,389,133/1,530,205 shares outstanding)................  $     12.02
                                                              ===========
Maximum offering price per share ($12.02X100/94.25)*........  $     12.75
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($9,229,985/773,447 shares outstanding).............  $     11.93
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($546,384/46,799 shares outstanding)................  $     11.68
                                                              ===========
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($338,144/28,108 shares outstanding)................  $     12.03
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $26,625,237
  Undistributed net realized gain on investments and foreign
    currency transactions...................................    1,341,000
  Undistributed net investment income.......................       54,007
  Net unrealized appreciation on investments and foreign
    currency transactions...................................      483,402
                                                              -----------
NET ASSETS..................................................  $28,503,646
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum deferred sales charge of 5%.
*** Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $44,700 foreign taxes withheld..........             $  450,767
  Interest..................................................                 19,300
                                                                         ----------
                                                                            470,067
                                                                         ----------
EXPENSES
  Management fee............................................  $156,483
  Transfer agent............................................    36,651
  Administrative services fee...............................    15,648
  Custodian fees............................................    52,276
  Blue Sky fees.............................................    19,619
  Auditing and accounting fees..............................    11,542
  Shareholder reports.......................................     4,405
  Fund accounting...........................................    18,953
  Trustees' fees............................................     4,235
  12b-1 service and distribution fees.......................    80,210
  Legal.....................................................    11,630
  Other.....................................................     8,192
                                                                         ----------
                                                                            419,844
    Expenses reimbursed by manager..........................                (34,414)
                                                                         ----------
    Net expenses............................................                385,430
                                                                         ----------
NET INVESTMENT INCOME.......................................                 84,637
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on
    investments and foreign currency transactions...........                279,353
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........              2,666,893
                                                                         ----------
    Net gain on investment transactions.....................              2,946,246
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $3,030,883
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE YEAR
                                                              FOR THE SIX MONTHS      ENDED
                                                                ENDED JUNE 30,     DECEMBER 31,
                                                              ------------------   ------------
                                                                    1998*              1997
                                                              ------------------   ------------
DECREASE IN NET ASSETS
Operations
  Net investment income.....................................      $    84,637      $   128,231
  Net realized gain on investments and foreign currency
    transactions............................................          279,353        3,695,413
  Net unrealized appreciation (depreciation) during the
    period on
    Investments and foreign currency transactions...........        2,666,893       (6,927,266)
    Forward foreign currency contracts......................               --           24,267
                                                                  -----------      -----------
      Net increase (decrease) resulting from operations.....        3,030,883       (3,079,355)
                                                                  -----------      -----------
Class A distributions
  From net investment income................................               --          (82,131)
  In excess of net investment income........................               --         (449,677)
  From net realized gain....................................               --       (1,315,142)
                                                                  -----------      -----------
      Total distributions to Class A shareholders...........               --       (1,846,950)
                                                                  -----------      -----------
Class B distributions
  From net investment income................................               --          (42,863)
  In excess of net investment income........................               --         (234,682)
  From net realized gain....................................               --         (598,343)
                                                                  -----------      -----------
      Total distributions to Class B shareholders...........               --         (875,888)
                                                                  -----------      -----------
Class C distributions
  From net investment income................................               --           (3,237)
  In excess of net investment income........................               --          (17,720)
  From net realized gain....................................               --          (46,276)
                                                                  -----------      -----------
      Total distributions to Class C shareholders...........               --          (67,233)
                                                                  -----------      -----------
Fund share transactions (Note 4)
  Class A...................................................       (3,284,018)        (858,287)
  Class B...................................................       (1,821,551)       3,188,082
  Class C...................................................         (269,269)         823,223
  Advisor Class.............................................          372,452               --
                                                                  -----------      -----------
      Net (decrease) increase resulting from Fund share
       transactions.........................................       (5,002,386)       3,153,018
                                                                  -----------      -----------
TOTAL DECREASE IN NET ASSETS................................       (1,971,503)      (2,716,408)
NET ASSETS
  Beginning of period.......................................       30,475,149       33,191,557
                                                                  -----------      -----------
  END OF PERIOD.............................................      $28,503,646      $30,475,149
                                                                  ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................      $    54,007      $        --
                                                                  ===========      ===========

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                          FOR THE SIX                                        FOR THE SIX
                CLASS A                   MONTHS ENDED           FOR THE YEAR ENDED          MONTHS ENDED         FOR THE YEAR
                                            JUNE 30,                DECEMBER 31,             DECEMBER 31,        ENDED JUNE 30,
                                          ------------      -----------------------------    ------------      ------------------
                                             1998*           1997       1996       1995          1994           1994       1993
SELECTED PER SHARE DATA                   ------------      -------    -------    -------    ------------      -------    -------
Net asset value, beginning of period....    $ 10.93         $ 13.17    $ 11.97    $ 11.23      $ 11.52         $ 10.62    $ 10.55
                                            -------         -------    -------    -------      -------         -------    -------
 Income (loss) from investment
   operations
 Net investment income (loss)...........        .05(a)(f)       .08        .08        .09(a)        --(a)           --(a)     .03(a)
 Net realized and unrealized gain (loss)
   on investment transactions...........       1.04(f)        (1.23)      1.86       1.25         (.10)           1.79        .44
                                            -------         -------    -------    -------      -------         -------    -------
     Total from investment operations...       1.09           (1.15)      1.94       1.34         (.10)           1.79        .47
                                            -------         -------    -------    -------      -------         -------    -------
 Less distributions
 From net investment income.............         --             .05        .08        .04           --             .01        .03
 In excess of net investment income.....         --             .26        .18         --           --              --         --
 From net realized gain.................         --             .78        .48        .49          .09             .88        .37
 In excess of net realized gain.........         --              --         --        .07           --              --         --
 From capital paid-in...................         --              --         --         --          .10              --         --
                                            -------         -------    -------    -------      -------         -------    -------
     Total distributions................         --            1.09        .74        .60          .19             .89        .40
                                            -------         -------    -------    -------      -------         -------    -------
Net asset value, end of period..........    $ 12.02         $ 10.93    $ 13.17    $ 11.97      $ 11.23         $ 11.52    $ 10.62
                                            =======         =======    =======    =======      =======         =======    =======
Total return(%).........................       9.97(c)        (8.72)(b)   16.21(b)   12.08(b)     (1.00)(c)      16.71(b)    4.54(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands) ............................    $18,389         $19,692    $24,152    $21,264      $19,327         $17,393    $12,391
Ratio of expenses to average net assets
 With expense reimbursement(%)..........       2.18(d)           --         --       2.20         2.20(d)         2.20       1.95
 Without expense reimbursement(%).......       2.40(d)         2.07       2.18       2.46         2.34(d)         2.42       2.76
Ratio of net investment income (loss) to
 average net assets(%)..................        .82(a)(d)       .58        .58        .71(a)      (.06)(a)(d)      .01(a)     .38(a)
Portfolio turnover rate(%)..............         10              45         43         53           23              85         67
Average commission rate(e)..............    $ .0040         $ .0100    $ .0181        N/A          N/A             N/A        N/A

                      (See Notes to Financial Statements)

                                                                                                                   FOR THE PERIOD
                                 FOR THE SIX                                                     FOR THE SIX       APRIL 1, 1994
           CLASS B               MONTHS ENDED                 FOR THE YEAR ENDED                 MONTHS ENDED      (COMMENCEMENT)
                                   JUNE 30,                      DECEMBER 31,                    DECEMBER 31,       TO JUNE 30,
                               ----------------      ------------------------------------        ------------      --------------
                                    1998*             1997           1996           1995             1994               1994
SELECTED PER SHARE DATA        ----------------      -------        -------        ------        ------------      --------------
Net asset value, beginning of
 period......................       $10.90           $ 13.12        $ 11.97        $11.23           $11.52             $12.12
                                    ------           -------        -------        ------           ------             ------
 Income (loss) from
   investment operations
 Net investment income
   (loss)....................           --(a)(f)        (.02)          (.02)           --(a)          (.03)(a)           (.01)(a)
 Net realized and unrealized
   gain (loss) on investment
   transactions..............         1.03(f)          (1.20)          1.85          1.25             (.12)              (.04)
                                    ------           -------        -------        ------           ------             ------
       Total from investment
        operations...........         1.03             (1.22)          1.83          1.25             (.15)              (.05)
                                    ------           -------        -------        ------           ------             ------
 Less distributions
 From net investment
   income....................           --              0.05             --            --               --                 --
 In excess of net investment
   income....................           --              0.26            .20            --               --                 --
 From net realized gain......           --              0.69            .48           .45              .08                .55
 In excess of net realized
   gain......................           --                --             --           .06               --                 --
 From capital paid-in........           --                --             --            --              .06                 --
                                    ------           -------        -------        ------           ------             ------
       Total distributions...           --              1.00            .68           .51              .14                .55
                                    ------           -------        -------        ------           ------             ------
Net asset value, end of
 period......................       $11.93           $ 10.90        $ 13.12        $11.97           $11.23             $11.52
                                    ======           =======        =======        ======           ======             ======
Total return (%).............         9.45(c)          (9.33)(b)      15.30(b)      11.25(b)         (1.37)(c)            .38(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)..................       $9,230           $10,056        $ 8,968        $4,811           $2,956             $  376
Ratio of expenses to average
 net assets
 With expense
   reimbursement(%)..........         2.96(d)             --             --          2.95             2.95(d)            2.95(d)
 Without expense
   reimbursement(%)..........         3.18(d)           2.82           2.94          3.21             3.09(d)            3.17(d)
Ratio of net investment
 income (loss) to average net
 assets(%)...................          .04(a)(d)        (.18)          (.17)         (.04)(a)         (.81)(a)(d)        (.74)(a)(d)
Portfolio turnover rate
 (%).........................           10                45             43            53               23                 85
Average commission rate(e)...       $.0040           $ .0100        $ .0181           N/A              N/A                N/A

                      (See Notes to Financial Statements)

                                                                                                  FOR THE PERIOD
                                                                                   FOR THE YEAR   APRIL 30, 1996
                          CLASS C                             FOR THE SIX MONTHS      ENDED       (COMMENCEMENT)
                                                                ENDED JUNE 30,     DECEMBER 31,   TO DECEMBER 31,
                                                              ------------------   ------------   ---------------
                                                                    1998*              1997            1996
SELECTED PER SHARE DATA                                       ------------------   ------------   ---------------
Net asset value, beginning of period........................        $10.67            $12.94          $13.31
                                                                    ------            ------          ------
  Income (loss) from investment operations
  Net investment loss.......................................          (.01)(a)(f)       (.02)           (.01)
  Net realized and unrealized gain (loss) on investment
    transactions............................................          1.02(f)          (1.24)            .42
                                                                    ------            ------          ------
      Total from investment operations......................          1.01             (1.26)            .41
                                                                    ------            ------          ------
  Less distributions
  From net investment income................................            --               .05              --
  In excess of net investment income........................            --               .26             .30
  From net realized gain....................................            --               .70             .48
                                                                    ------            ------          ------
      Total distributions...................................            --              1.01             .78
                                                                    ------            ------          ------
Net asset value, end of period..............................        $11.68            $10.67          $12.94
                                                                    ======            ======          ======
Total return(%).............................................          9.47(c)          (9.72)(b)        3.07(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................        $  546            $  727          $   71
Ratio of expenses to average net assets
  With expense reimbursement(%).............................          3.24(d)             --              --
  Without expense reimbursement(%)..........................          3.46(d)           2.82            3.77(d)
Ratio of net investment loss to average net assets(%).......          (.24)(a)(d)       (.18)          (1.01)(d)
Portfolio turnover rate(%)..................................            10                45              43
Average commission rate(e)..................................        $.0040            $.0100          $.0181

                                                              FOR THE PERIOD
                                                              APRIL 30, 1998
                       ADVISOR CLASS                          (COMMENCEMENT)
                                                               TO JUNE 30,
                                                              --------------
                                                                  1998*
SELECTED PER SHARE DATA                                       --------------
Net asset value, beginning of period........................      $13.26
                                                                  ------
  Income (loss) from investment operations
  Net investment income.....................................         .05(a)(f)
  Net realized and unrealized loss on investment
    transactions............................................       (1.28)(f)
                                                                  ------
      Total from investment operations......................       (1.23)
                                                                  ------
Net asset value, end of period..............................      $12.03
                                                                  ======
Total return(%).............................................       (9.28)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................      $  338
Ratio of expenses to average net assets
  With expense reimbursement(%).............................        1.77(d)
  Without expense reimbursement(%)..........................        1.99(d)
Ratio of net investment income to average net assets(%).....        1.23(a)(d)
Portfolio turnover rate(%)..................................          10
Average commission rate(e)..................................      $.0040

(a) Net investment income (loss) is net of expenses reimbursed by manager.
(b) Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d) Annualized
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(f) Based on average shares outstanding

*Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Global Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of June 30, 1998 such securities were determined to have no value by the Valuation Committee and have been noted as such in the Portfolio of Investments.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts may be entered into for purposes of hedging specific securities denominated in foreign currencies. Forward contracts are marked to market daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities, forward foreign currency contracts, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% on the Fund's first $500 million of average net assets, and .75% of the Fund's average net assets in excess of $500 million. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $1,937.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $25,229, $51,082 and $3,899, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $21,987, $12,584, $2,050 and $30, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                                   SIX MONTHS ENDED            YEAR ENDED
                                    JUNE 30, 1998          DECEMBER 31, 1997
                                ----------------------   ----------------------
           CLASS A               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................    95,471   $ 1,173,352    716,642   $ 9,986,512
Issued on reinvestment of
 distributions................        --            --    157,077     1,735,809
Repurchased...................  (366,630)   (4,457,370)  (906,904)  (12,580,608)
                                --------   -----------   --------   -----------
Net decrease..................  (271,159)  $(3,284,018)   (33,185)  $  (858,287)
                                ========   ===========   ========   ===========

                                   SIX MONTHS ENDED            YEAR ENDED
                                    JUNE 30, 1998          DECEMBER 31, 1997
                                ----------------------   ----------------------
           CLASS B               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................    45,065   $   557,324    366,100   $ 3,039,662
Issued on reinvestment of
 distributions................        --            --     65,780       724,938
Repurchased...................  (194,312)   (2,378,875)  (192,584)     (576,518)
                                --------   -----------   --------   -----------
Net (decrease)/increase.......  (149,247)  $(1,821,551)   239,296   $ 3,188,082
                                ========   ===========   ========   ===========

                                   SIX MONTHS ENDED            YEAR ENDED
                                    JUNE 30, 1998          DECEMBER 31, 1997
                                ----------------------   ----------------------
           CLASS C               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................    12,905   $   154,280     71,556   $   948,831
Issued on reinvestment of
 distributions................        --            --      5,049        54,480
Repurchased...................   (34,258)     (423,549)   (13,938)     (180,088)
                                --------   -----------   --------   -----------
Net (decrease)/increase.......   (21,353)  $  (269,269)    62,667   $   823,223
                                ========   ===========   ========   ===========

                                    FOR THE PERIOD
                                    APRIL 30, 1998
                                    (COMMENCEMENT)
                                   TO JUNE 30, 1998
                                ----------------------
ADVISOR CLASS                    SHARES      AMOUNT
-------------                   --------   -----------
Sold..........................    28,672   $   379,659
Repurchased...................      (564)       (7,207)
                                --------   -----------
Net increase..................    28,108   $   372,452
                                ========   ===========

03IGLF063098

June 30, 1998                                                      IVY FUNDS(R)




IVY
INTERNATIONAL
FUND






SEMIANNUAL
REPORT

This report and the financial statements contained herein are submitted for the general information of the share-holders. This report is not authorized for distrib-ution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111


(ART)

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.



MARKET COMMENTARY

The second quarter of 1998 was a period when the positive themes in Europe--fiscal discipline due to euro convergence leading to low interest rates, low inflation and reduced government deficits--were offset by the downswing in the resource cycle, which hit oil and gas and metals, as well as the economies and companies that are resource dependent. Consequently, stocks in France and elsewhere on the Continent were strong, and those in South Africa were weak.

     In our view, there are many positive trends taking place in Europe that should continue to drive stock prices higher. The first is Economic and Monetary Union (EMU). Interest rates have trended down as countries imposed strict controls on government spending to meet the inflation and deficit goals of the Maastricht rule for joining EMU. The euro, the single European currency, will allow countries to transact business across the Continent without regard for currency risk. We are seeing a wave of corporate restructuring and consolidation across Europe, which we believe should lead to improved profits for European companies. With 76% of the Fund's assets invested in Europe, we believe the Ivy International Fund is well positioned to benefit from the opportunities that should continue to arise from EMU.

     Selling of Russian stocks began in August 1997; and by June 30, 1998, Russia represented a scant 0.95% of the portfolio, down from a peak of 6.4%. Substantial capital gains were booked from the sale of these positions, along with the gains from an operation in Brazil whereby Telebras is being swapped for Telesp (the fixed line company in Sao Paulo). In our opinion, Russia has become worrisome. We believe that Russia has a structural problem with their payments system whereby unproductive enterprises are continued even though they are unable to meet their financial obligations, triggering a raft of unpaid bills up and down the economy.

     In Japan, we believe that the situation is still uncertain as the political turmoil breeds consumer wariness at a time when there is pressure to encourage consumers to spend, not save. The depth of the banking crisis is being measured, but a sustained period of very low rates makes one speculate as to the quality of recently booked loans in Japan.

     Our research supports our belief that the downswing in the resource sector is a result of the slowdown in Southeast Asia. South African companies and currency were hit especially hard. Oil prices remained low as the slowdown in Southeast Asia was compounded by a warm winter in the Organization for Economic Cooperation and Development (OECD) countries, leaving the world awash in oil. A further factor in oil prices remaining low is the increased ability to find and recover oil. These factors are very positive for world inflation. In our view, investors are anticipating a continuance of these trends as stock markets are strong in the developed countries.

     We believe prospects are good for world markets as reduced government debt world wide should keep the focus on equity markets.

     We would like to take this opportunity to remind shareholders that they can continue to invest in Ivy International Fund without limitation, although the Fund did close to new investors in April 1997.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

     EQUITY SECURITIES -- 92.37%          SHARES          VALUE
--------------------------------------
AFRICA -- 1.88%
--------------------------------------
SOUTH AFRICA -- 1.88%
Anglo American Corporation of South
  Africa Ltd. ........................       26,900   $      913,409
Anglo American Corporation of South
  Africa Ltd. ADR.....................      450,000       14,850,000
Billiton Plc..........................      476,400          946,326
Billiton Plc ADR......................    6,000,000       11,916,000
Gencor Limited........................       95,280          148,015
Gencor Limited ADR....................    1,200,000        1,863,600
South African Breweries Limited.......      266,012        5,509,907
South African Breweries Limited ADR...      789,089       16,344,400
                                                      --------------
                                                          52,491,657
                                                      --------------
ASIA -- 11.64%
--------------------------------------
HONG KONG -- 2.43%
Cheung Kong Holdings..................    5,000,000       24,585,163
Hong Kong Telecommunications Ltd......   15,921,610       29,897,032
Swire Pacific Class A.................    3,500,000       13,212,105
                                                      --------------
                                                          67,694,300
                                                      --------------
JAPAN -- 5.98%
Bridgestone Corp......................    1,200,000       28,360,410
Canon Inc.............................    1,200,000       27,236,370
Fuji Photo Film ORD...................      850,000       29,581,724
Matsushita Electric Industrial Co.....    1,700,000       27,315,629
Sharp Corp............................    3,500,000       28,346,000
Sony Corp.............................      302,000       26,003,528
                                                      --------------
                                                         166,843,661
                                                      --------------
MALAYSIA -- 1.05%
Malayan Banking Berhad................    4,600,000        4,636,049
Sime Darby Berhad.....................   21,500,000       14,825,809
Telekom Malaysia Berhad...............    5,875,000        9,915,619
                                                      --------------
                                                          29,377,477
                                                      --------------
RUSSIA -- 0.95%
LUKoil Oil Co. Sponsored ADR 144A.....      170,586        5,748,748
Mosenergo Sponsored ADR 144A..........    1,840,000        8,970,000
Unified Energy Systems(a).............   90,000,000       11,812,500
                                                      --------------
                                                          26,531,248
                                                      --------------
SINGAPORE -- 1.23%
Fraser & Neave Ltd. ORD...............    5,000,000       13,436,079
Keppel Corporation Ltd................    7,050,000       10,599,113
United Overseas Bank Foreign
  Registered..........................    3,312,407       10,293,183
                                                      --------------
                                                          34,328,375
                                                      --------------
AUSTRALIA -- 1.37%
--------------------------------------
AUSTRALIA -- 1.37%
News Corp. Ltd. ADR...................    1,000,000       32,125,000
Rio Tinto Limited.....................      322,500        3,834,377
Western Mining Corporation Holdings...      418,235        1,258,695
Western Mining Corporation Holdings
  ADR.................................       82,812          993,744
                                                      --------------
                                                          38,211,816
                                                      --------------
EUROPE -- 72.28%
--------------------------------------
DENMARK -- 2.55%
ISS International Service Systems B...      700,000       40,715,339
Novo Nordisk AS -- Class B............      220,000       30,327,111
                                                      --------------
                                                          71,042,450
                                                      --------------

          EQUITY SECURITIES               SHARES          VALUE
--------------------------------------
FRANCE -- 16.30%
AXA-UAP...............................      500,000   $   56,235,258
BIC...................................       87,860        6,248,696
Banque Nationale de Paris.............      513,349       41,943,961
Compagnie de Saint Gobain.............      130,000       24,103,424
Compagnie Financiere de Paribas.......      367,257       39,301,049
Elf Aquitaine S.A. ...................      300,000       42,176,443
Eurotunnel S.A.(a)....................   10,000,000       10,998,955
Eurotunnel SA Warrants(a).............   10,000,000        1,521,660
Michelin Class B REGD.................      353,305       20,394,121
Rhone Poulenc S.A.....................      567,790       32,023,728
Schneider S.A.........................      500,000       39,869,144
Seita/Societe National D'Exploitation
  Industrielle Des Tabacs Et
  Allumettes..........................      691,570       31,341,262
Societe Generale......................       90,000       18,711,455
Suez Lyonnaise des Eaux...............      222,611       36,635,277
Total S.A. ...........................      407,995       53,040,445
                                                      --------------
                                                         454,544,878
                                                      --------------
ITALY -- 3.24%
Assicurazioni Genarali................    1,392,000       45,263,196
Banca Commericale Italiana............    7,540,000       45,090,261
                                                      --------------
                                                          90,353,457
                                                      --------------
NETHERLANDS -- 4.28%
ABN Amro Holdings NV..................    1,460,906       34,184,630
Hunter Douglas NV.....................      149,261        8,107,935
ING Groep NV..........................      638,603       41,815,456
Royal Dutch Petroleum ADR.............      640,000       35,080,000
                                                      --------------
                                                         119,188,021
                                                      --------------
NORWAY -- 2.43%
Bergesen D.Y. A/S A...................    1,150,000       21,880,387
Frontline Ltd (with 804,393
  warrants)(a)........................   13,801,994        8,993,239
Norsk Hydro Sponsored ADR.............      450,000       19,856,250
Saga Petroleum Series A Free..........    1,100,000       16,915,272
                                                      --------------
                                                          67,645,148
                                                      --------------
PORTUGAL -- 1.52%
Banco Commercial Portugues Preferred..      400,000       42,400,000
                                                      --------------
SPAIN -- 3.15%
Banco Bilboa Vizcaya REGD.............      300,000       15,422,299
Banco Intercontinental................      350,000       22,748,054
Repsol S.A. ..........................      900,000       49,676,654
                                                      --------------
                                                          87,847,007
                                                      --------------
SWEDEN -- 8.20%
AGA AB Series B Free..................    2,500,000       38,244,768
Autoliv, Inc. SDR.....................    1,600,000       51,160,215
Ericsson L.M. Telephone Series B
  Free................................    1,200,000       35,059,794
Scania AB-B 6/4/99(a).................    2,008,500        1,725,181
Svenska Cellulosa AB (SCA) -- Series
  B...................................    1,200,000       31,072,307
Swedish Match AB......................    9,000,000       29,906,155
Trelleborg AB B Free..................      300,000        3,949,870
Volvo AB B Free.......................    1,260,000       37,523,760
                                                      --------------
                                                         228,642,050
                                                      --------------

JUNE 30, 1998 (UNAUDITED)

          EQUITY SECURITIES               SHARES          VALUE
--------------------------------------
SWITZERLAND -- 15.08%
Ciba Specialty Chemicals AG...........      300,000   $   38,518,312
Compagnie Financiere Michelin.........       45,000       27,590,781
Compagnie Financiere Richemont AG.....       37,000       48,420,667
Credit Suisse Group REGD..............      177,035       39,391,402
Nestle AG REGD........................       20,000       42,800,323
Novartis AG REGD......................       18,096       30,112,060
Sairgroup.............................      150,000       49,346,952
Swiss Re REGD.........................       20,655       52,236,291
UBS AG................................      109,976       40,892,850
Zurich Versicherungsgesellschaft
  REGD................................       80,000       51,054,482
                                                      --------------
                                                         420,364,120
                                                      --------------
UNITED KINGDOM -- 15.53%
B.A.T. Industries plc.................    4,114,488       41,087,164
BG plc................................    6,176,470       35,759,878
Barclay's Bank ORD....................      483,912       13,976,218
British Petroleum ORD.................    2,389,992       34,792,697
Cadbury Schweppes plc ADR.............      430,081       26,503,742
Diageo plc............................    3,460,000       41,190,426
Eurotunnel Equity Units When
  Issued(a)...........................    4,846,000        5,336,464
Imperial Tobacco Group Plc............    5,500,000       40,423,584
National Westminster Bank.............    2,025,841       36,268,642
Reed International plc................    3,600,000       32,525,739
Rio Tinto Plc.........................    1,670,228       18,824,668
Royal Bank Scotland Group ORD.........      804,764       13,951,159
Smithkline Beecham plc ADR............      800,000       48,400,000
Waste Management International plc
  ADR(a)..............................    1,809,000       19,672,875
Whitbread PLC.........................    1,500,000       24,301,703
                                                      --------------
                                                         433,014,959
                                                      --------------
SOUTH AMERICA -- 5.20%
--------------------------------------
ARGENTINA -- 2.47%
Telecom de Argentina S.A. Class B.....    3,300,000       19,472,337
Telefonica de Argentina S.A. Class
  B...................................    6,000,000       19,442,333
YPF ADR Class D.......................    1,000,000       30,062,500
                                                      --------------
                                                          68,977,170
                                                      --------------
BRAZIL -- 2.73%
Centrais Electricas Brasileiras
  S.A.(Electrobras)...................  600,000,000       18,156,556
Centrais Geradoras do Sul do Brazil
  S.A.(Gersul)(a).....................  600,000,000          866,327
Petrobras Registered NV...............  150,000,000       27,753,593
Telebras Registered NV................  107,400,000       11,690,799
Telecomunicacoes de Sao Paulo S.A.
  (Telesp) Preferred..................   74,000,000       17,562,577
Telecomunicacoes de Sao Paulo S.A.
  (Telesp) Preferred Rights(a)........    1,043,351           16,688
                                                      --------------
                                                          76,046,540
                                                      --------------
TOTAL EQUITY SECURITIES
  (Cost -- $2,017,623,957)............                 2,575,544,334
                                                      --------------

      CONVERTIBLE BONDS -- 0.60%         PRINCIPAL        VALUE
--------------------------------------
Liberty Life International 144A
  Registered, 6.50%, 09/30/04
  (Cost -- $18,280,326)...............  $16,500,000   $   16,747,500
                                                      --------------
COMMERCIAL PAPER -- 6.64%
--------------------------------------
Chevron Oil Finance, 5.56%, 07/07/98..   20,334,000       20,362,330
G.E. Financial Assuracnce, 5.56%,
  07/06/98............................   18,417,000       18,451,223
G.E. Financial Assuracnce, 5.58%,
  07/09/98............................   19,183,000       19,203,862
General Electric Company, 5.57%,
  07/14/98............................   13,319,000       13,323,131
General Electric Company, 5.57%,
  07/15/98............................   19,457,000       19,460,017
Prudential Funding, 5.47%, 07/01/98...   18,156,000       18,194,704
Prudential Funding, 5.40%, 07/02/98...   23,026,000       23,070,995
Prudential Funding, 5.56%, 07/08/98...   18,802,000       18,825,285
Prudential Funding, 5.57%, 07/10/98...   16,836,000       16,851,666
Prudential Funding, 5.56%, 07/13/98...   17,291,000       17,304,387
                                                      --------------
TOTAL COMMERCIAL PAPER
  (Cost -- $185,047,600)..............                   185,047,600
                                                      --------------
TOTAL INVESTMENTS -- 99.61%
  (Cost -- $2,220,951,883)(b).........                 2,777,339,434

OTHER ASSETS, LESS
  LIABILITIES -- 0.39%................                    10,764,451
                                                      --------------
NET ASSETS -- 100%....................                $2,788,103,885
                                                      ==============

ADR   -- American Depository Receipt
NV    -- Non-voting
ORD   -- Ordinary
REGD  -- Registered
SDR   -- Swedish Depository Receipt

 (a) Non-income producing security
 (b) Cost is approximately the same for Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1998, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:

    Gross unrealized appreciation..................   $  787,466,610
    Gross unrealized depreciation..................     (231,079,059)
                                                      --------------
          Net unrealized appreciation..............   $  556,387,551
                                                      ==============
Purchases and sales of securities other than short-term obligations aggregated $193,751,214 and $314,069,665, respectively, for the period ended June 30, 1998.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $2,220,951,883)...  $2,777,339,434
Cash........................................................          99,422
Receivables
  Investments sold..........................................       4,516,209
  Fund shares sold..........................................       4,020,415
  Dividends and interest....................................      13,962,226
Other assets................................................          94,376
                                                              --------------
  Total assets..............................................   2,800,032,082
                                                              --------------
LIABILITIES
Payables
  Investments purchased.....................................       2,699,764
  Fund shares repurchased...................................       4,838,921
  Management fee............................................       2,289,812
  12b-1 service and distribution fees.......................         976,567
  Other payables to related parties.........................         502,077
Accrued expenses............................................         621,056
                                                              --------------
  Total liabilities.........................................      11,928,197
                                                              --------------
NET ASSETS..................................................  $2,788,103,885
                                                              ==============
CLASS A
Net asset value and redemption price per share
  ($1,883,204,382/44,123,717 shares outstanding)............  $        42.68
                                                              ==============
Maximum offering price per share ($42.68 X 100/94.25)*......  $        45.28
                                                              ==============
CLASS B
Net asset value, offering price and redemption price** per
  share ($600,053,637/14,196,211 shares outstanding)........  $        42.27
                                                              ==============
CLASS C
Net asset value, offering price and redemption price*** per
  share ($181,431,029/4,312,077 shares outstanding).........  $        42.08
                                                              ==============
CLASS I
Net asset value, offering price and redemption price per
  share ($123,414,837/2,884,446 shares outstanding).........  $        42.79
                                                              ==============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $2,169,609,571
  Undistributed net realized gain on investments and foreign
    currency transactions...................................      45,580,717
  Undistributed net investment income.......................      16,632,257
  Net unrealized appreciation on investments and foreign
    currency transactions...................................     556,281,340
                                                              --------------
NET ASSETS..................................................  $2,788,103,885
                                                              ==============

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum deferred sales charge of 5%.
*** Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $3,729,806 foreign taxes withheld.......                $ 38,234,606
  Interest..................................................                   2,982,083
                                                                            ------------
                                                                              41,216,689
                                                                            ------------
EXPENSES
  Management fee............................................  $13,708,540
  Transfer agent............................................    1,614,737
  Administrative services fee...............................    1,316,064
  Custodian fees............................................    1,133,480
  Blue Sky fees.............................................       40,321
  Auditing and accounting fees..............................       44,691
  Shareholder reports.......................................      132,209
  Fund accounting...........................................      106,436
  Trustees' fees............................................        4,235
  12b-1 service and distribution fees.......................    6,010,052
  Legal.....................................................       22,665
  Other.....................................................      418,100
                                                                            ------------
    Total expenses..........................................                  24,551,530
                                                                            ------------
NET INVESTMENT INCOME.......................................                  16,665,159
                                                                            ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................                  51,661,036
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........                 166,466,580
                                                                            ------------
    Net gain on investment transactions.....................                 218,127,616
                                                                            ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............                $234,792,775
                                                                            ============

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE SIX        FOR THE
                                                               MONTHS ENDED      YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                              --------------   --------------
                                                                  1998*             1997
                                                              --------------   --------------
INCREASE IN NET ASSETS
Operations
  Net investment income..................................... $   16,665,159    $   10,282,860
  Net realized gain on investments..........................     51,661,036        15,941,694
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........    166,466,580       155,677,616
                                                             ---------------   --------------
    Net increase resulting from operations..................    234,792,775       181,902,170
                                                             ---------------   --------------
Class A distributions
  From net investment income................................             --        (9,161,845)
  From net realized gain....................................             --       (11,110,560)
  In excess of net realized gain............................             --        (4,390,449)
                                                             ---------------   --------------
    Total distributions to Class A shareholders.............             --       (24,662,854)
                                                             ---------------   --------------
Class B distributions
  From net investment income................................             --            (1,396)
  From net realized gain....................................             --        (3,054,436)
  In excess of net realized gain............................             --        (1,203,967)
                                                             ---------------   --------------
    Total distributions to Class B shareholders.............             --        (4,259,799)
                                                             ---------------   --------------
Class C distributions
  From net investment income................................             --           (71,355)
  From net realized gain....................................             --          (957,153)
  In excess of net realized gain............................             --          (377,366)
                                                             ---------------   --------------
    Total distributions to Class C shareholders.............             --        (1,405,874)
                                                             ---------------   --------------
Class I distributions
  From net investment income................................             --          (927,558)
  From net realized gain....................................             --          (819,545)
  In excess of net realized gain............................             --          (324,157)
                                                             ---------------   --------------
    Total distributions to Class I shareholders.............             --        (2,071,260)
                                                             ---------------   --------------
Fund share transactions (Note 4)
  Class A...................................................     18,357,764       616,356,715
  Class B...................................................    (18,059,482)      218,972,703
  Class C...................................................     (8,667,597)      121,136,209
  Class I...................................................     (2,538,281)       59,040,747
                                                             ---------------   --------------
    Net (decrease) increase resulting from Fund share
     transactions...........................................    (10,907,596)    1,015,506,374
                                                             ---------------   --------------
TOTAL INCREASE IN NET ASSETS................................    223,885,179     1,165,008,757
NET ASSETS
  Beginning of period.......................................  2,564,218,706     1,399,209,949
                                                             ---------------   --------------
  END OF PERIOD............................................. $2,788,103,885    $2,564,218,706
                                                             ==============    ==============
UNDISTRIBUTED NET INVESTMENT INCOME......................... $   16,632,257    $           --
                                                             ==============    ==============

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS(a)

CLASS A                                          FOR THE SIX MONTHS
                                                   ENDED JUNE 30,                   FOR THE YEAR ENDED DECEMBER 31,
                                                 ------------------    ----------------------------------------------------------
                                                       1998*              1997         1996        1995        1994        1993
SELECTED PER SHARE DATA                          ------------------    ----------    --------    --------    --------    --------
Net asset value, beginning of period.........        $    39.03        $    35.89    $  30.67    $  27.60    $  27.71    $  18.88
                                                     ----------        ----------    --------    --------    --------    --------
  Income from investment operations
  Net investment income......................               .30(f)            .24         .20         .25         .07         .12
  Net realized and unrealized gain on
    investment transactions..................              3.35(f)           3.47        5.85        3.22        1.01        9.01
                                                     ----------        ----------    --------    --------    --------    --------
    Total from investment operations.........              3.65              3.71        6.05        3.47        1.08        9.13
                                                     ----------        ----------    --------    --------    --------    --------
  Less distributions
  From net investment income.................                --               .21         .19         .25         .07         .08
  From net realized gain.....................                --               .26         .64         .12        1.11         .22
  In excess of net realized gain.............                --               .10          --         .03          --          --
  From capital paid-in.......................                --                --          --          --         .01          --
                                                     ----------        ----------    --------    --------    --------    --------
    Total distributions......................                --               .57         .83         .40        1.19         .30
                                                     ----------        ----------    --------    --------    --------    --------
Net asset value, end of period...............        $    42.68        $    39.03    $  35.89    $  30.67    $  27.60    $  27.71
                                                     ==========        ==========    ========    ========    ========    ========
Total return(%)..............................              9.35(c)          10.38(b)    19.72(b)    12.65(b)     3.92(b)    48.37(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).....        $1,883,204        $1,705,772    $989,254    $475,989    $229,586    $172,539
Ratio of expenses to average net assets(%)...              1.57(d)           1.59        1.65        1.52        1.58        1.61
Ratio of net investment income to average net
  assets(%)..................................              1.44(d)            .68         .76         .97         .30         .56
Portfolio turnover rate(%)...................                 7                 8          14           6           7          19
Average commission rate(e)...................        $    .0030        $    .0090    $  .0092         N/A         N/A         N/A

                      (See Notes to Financial Statements)

                                                                                                                  FOR THE PERIOD
                                                        FOR THE SIX                                              OCTOBER 23, 1993
CLASS B                                                MONTHS ENDED                                              (COMMENCEMENT)
                                                          JUNE 30,         FOR THE YEAR ENDED DECEMBER 31,       TO DECEMBER 31,
                                                        ------------   ---------------------------------------   ----------------
                                                           1998*         1997       1996      1995      1994           1993
SELECTED PER SHARE DATA                                 ------------   --------   --------   -------   -------   ----------------
Net asset value, beginning of period..................    $  38.82     $  35.73   $  30.67   $ 27.60   $ 27.71        $25.86
                                                          --------     --------   --------   -------   -------        ------
  Income from investment operations
  Net investment income (loss)........................         .12(f)      (.06)      (.01)      .01      (.10)         (.01)
  Net realized and unrealized gain on investment
    transactions......................................        3.33(f)      3.44       5.76      3.20       .91          2.12
                                                          --------     --------   --------   -------   -------        ------
    Total from investment operations..................        3.45         3.38       5.75      3.21       .81          2.11
                                                          --------     --------   --------   -------   -------        ------
  Less distributions
  From net investment income..........................          --           --         --       .01        --           .04
  In excess of net investment income..................          --           --        .05        --        --            --
  From net realized gain..............................          --          .21        .64       .10       .90           .22
  In excess of net realized gain......................          --          .08         --       .03        --            --
  From capital paid-in................................          --           --         --        --       .02            --
                                                          --------     --------   --------   -------   -------        ------
    Total distributions...............................          --          .29        .69       .14       .92           .26
                                                          --------     --------   --------   -------   -------        ------
Net asset value, end of period........................    $  42.27     $  38.82   $  35.73   $ 30.67   $ 27.60        $27.71
                                                          ========     ========   ========   =======   =======        ======
Total return(%).......................................        8.89(c)      9.46(b)   18.76(b)  11.62(b)   2.96(b)       7.65(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............    $600,054     $568,521   $312,161   $74,650   $30,143        $2,846
Ratio of expenses to average net assets(%)............        2.42(d)      2.42       2.45      2.44      2.50          2.59(d)
Ratio of net investment income (loss) to average net
  assets(%)...........................................         .59(d)      (.15)      (.04)      .05      (.62)         (.42)(d)
Portfolio turnover rate(%)............................           7            8         14         6         7            19
Average commission rate(e)............................    $  .0030     $  .0090   $  .0092       N/A       N/A           N/A

                      (See Notes to Financial Statements)

                                                                                            FOR THE PERIOD
                                                              FOR THE SIX      FOR THE      APRIL 30, 1996
CLASS C                                                       MONTHS ENDED    YEAR ENDED    (COMMENCEMENT)
                                                                JUNE 30,     DECEMBER 31,   TO DECEMBER 31,
                                                              ------------   ------------   ---------------
                                                                 1998*           1997            1996
SELECTED PER SHARE DATA                                       ------------   ------------   ---------------
Net asset value, beginning of period........................    $  38.64       $  35.58        $  32.68
                                                                --------       --------        --------
  Income from investment operations
  Net investment income (loss)..............................         .13(f)        (.05)             --
  Net realized and unrealized gain on investment
    transactions............................................        3.31(f)        3.42            3.74
                                                                --------       --------        --------
    Total from investment operations........................        3.44           3.37            3.74
                                                                --------       --------        --------
  Less distributions
  From net investment income................................          --            .01              --
  In excess of net investment income........................          --             --             .20
  From net realized gain....................................          --            .21             .64
  In excess of net realized gain............................          --            .09              --
                                                                --------       --------        --------
    Total distributions.....................................          --            .31             .84
                                                                --------       --------        --------
Net asset value, end of period..............................    $  42.08       $  38.64        $  35.58
                                                                ========       ========        ========
Total return(%).............................................        8.90(c)        9.50(b)        11.45(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $181,431       $174,880        $ 44,450
  Ratio of expenses to average net assets(%)................        2.41(d)        2.41            2.44(d)
  Ratio of net investment income (loss) to average net
    assets(%)...............................................         .60(d)        (.14)           (.03)(d)
Portfolio turnover rate(%)..................................           7              8              14
Average commission rate(e)..................................    $  .0030       $  .0090        $  .0092

                      (See Notes to Financial Statements)

                                                                                                                  FOR THE PERIOD
                                                              FOR THE SIX                                         OCTOBER 6, 1994
CLASS I                                                       MONTHS ENDED           FOR THE YEAR ENDED           (COMMENCEMENT)
                                                                JUNE 30,                DECEMBER 31,              TO DECEMBER 31,
                                                              ------------    --------------------------------    ---------------
                                                                 1998*          1997        1996        1995           1994
SELECTED PER SHARE DATA                                       ------------    --------     -------     -------    ---------------
Net asset value, beginning of period......................      $  39.06      $  35.89     $ 30.67     $ 27.60        $29.06
                                                                --------      --------     -------     -------        ------
  Income (loss) from investment operations
  Net investment income...................................           .38(f)        .32         .27         .30           .03
  Net realized and unrealized gain (loss) on investment
    transactions..........................................          3.35(f)       3.56        5.88        3.22          (.49)
                                                                --------      --------     -------     -------        ------
    Total from investment operations......................          3.73          3.88        6.15        3.52          (.46)
                                                                --------      --------     -------     -------        ------
  Less distributions
  From net investment income..............................            --           .32         .27         .30           .03
  In excess of net investment income......................            --            --         .02          --            --
  From net realized gain..................................            --           .28         .64         .12           .92
  In excess of net realized gain..........................            --           .11          --         .03            --
  From capital paid-in....................................            --            --          --          --           .05
                                                                --------      --------     -------     -------        ------
    Total distributions...................................            --           .71         .93         .45          1.00
                                                                --------      --------     -------     -------        ------
Net asset value, end of period............................      $  42.79      $  39.06     $ 35.89     $ 30.67        $27.60
                                                                ========      ========     =======     =======        ======
Total return(%)...........................................          9.55(c)      10.87(b)    20.06(b)    12.85(b)      (1.64)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..................      $123,415      $115,046     $53,344     $13,020        $4,921
Ratio of expenses to average net assets(%)................          1.19(d)       1.18        1.25        1.35          1.41(d)
Ratio of net investment income to average net assets(%)...          1.82(d)       1.08        1.16        1.14          0.47(d)
Portfolio turnover rate(%)................................             7             8          14           6             7
Average commission rate(e)................................      $  .0030      $  .0090     $ .0092         N/A           N/A

(a) Effective April 1, 1993, the subadviser is Northern Cross Investments Limited. Boston Overseas Investors Inc. was the subadviser from July 1, 1990 through March 31, 1993.
(b) Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d) Annualized
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(f) Based on average shares outstanding

*Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy International Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Class I are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1998, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Northern Cross Investments, Limited is the subadviser of the Fund. IMI, not the Fund, is obligated to compensate the subadviser.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30,1998 the net amount of underwriting discounts retained by IMDI was $35,226.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net assets of shares issued after December 31, 1991, excluding Class I. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $2,116,379, $2,983,216 and $910,457, for Class A,
Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $905,360, $535,521, $150,910 and $22,946, for Class A,
Class B, Class C and Class I, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION
     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Class I were as follows:

                              SIX MONTHS ENDED                YEAR ENDED
                               JUNE 30, 1998              DECEMBER 31, 1997
                         --------------------------   --------------------------
        CLASS A            SHARES        AMOUNT         SHARES        AMOUNT
        -------          ----------   -------------   ----------   -------------
Sold...................   5,844,796   $ 245,208,735   24,535,217   $ 947,843,934
Issued on reinvestment
 of distributions......          --              --      553,328      21,066,996
Repurchased............  (5,419,754)   (226,850,971)  (8,953,220)   (352,554,215)
                         ----------   -------------   ----------   -------------
Net increase...........     425,042   $  18,357,764   16,135,325   $ 616,356,715
                         ==========   =============   ==========   =============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS B             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................   458,863   $ 19,199,648    7,205,870   $269,571,973
Issued on reinvestment of
 distributions............        --             --       55,534      2,101,941
Repurchased...............  (907,123)   (37,259,130)  (1,353,764)   (52,701,211)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...  (448,260)  $(18,059,482)   5,907,640   $218,972,703
                            ========   ============   ==========   ============

                                SIX MONTHS ENDED              YEAR ENDED
                                  JUNE 30, 1998           DECEMBER 31, 1997
                             -----------------------   ------------------------
          CLASS C             SHARES       AMOUNT       SHARES        AMOUNT
          -------            --------   ------------   ---------   ------------
Sold.......................   243,810   $ 10,169,161   3,605,650   $133,986,481
Issued on reinvestment of
 distributions.............        --             --      12,771        481,083
Repurchased................  (457,370)   (18,836,758)   (342,252)   (13,331,355)
                             --------   ------------   ---------   ------------
Net (decrease)/increase....  (213,560)  $ (8,667,597)  3,276,169   $121,136,209
                             ========   ============   =========   ============

                                SIX MONTHS ENDED              YEAR ENDED
                                  JUNE 30, 1998           DECEMBER 31, 1997
                             -----------------------   ------------------------
          CLASS I             SHARES       AMOUNT       SHARES        AMOUNT
          -------            --------   ------------   ---------   ------------
Sold.......................   126,427   $  5,324,433   1,663,567   $ 67,173,182
Issued on reinvestment of
 distributions.............        --             --      41,606      1,584,389
Repurchased................  (187,532)    (7,862,714)   (245,848)    (9,716,824)
                             --------   ------------   ---------   ------------
Net (decrease)/increase....   (61,105)  $ (2,538,281)  1,459,325   $ 59,040,747
                             ========   ============   =========   ============

     Effective April 18, 1997, Ivy International Fund suspended the offer of its shares to new investors. Shares of Ivy International Fund are available for purchase only by existing shareholders of Ivy International Fund. Once a shareholders account is liquidated, the shareholder may not invest in Ivy International Fund at a later date.

03IVINX063098

JUNE 30, 1998                                                    IVY FUNDS(R)

IVY
GROWTH
WITH INCOME
FUND




SEMIANNUAL
REPORT




This report and the financial statements contained herein are submitted for the general information of the share-holders. This report is not authorized for distrib-ution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

(ART)

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.



MARKET COMMENTARY

In the first half of 1998 in the US, a potent combination of subdued inflation and solid economic growth drove the continuing remarkable climb of the stock market. Economic turmoil in Asia, when combined with a strong US dollar, has helped boost US stocks, particularly large-capitalization stocks, because the US market is viewed as a safe haven for foreign money. However, many analysts now believe that the impact of the Asian turmoil on our economy will be felt over the next six to nine months as the earnings of many larger companies will be directly impacted by the economic slowdown in Asia. Also, larger companies have been the prime beneficiaries of all the corporate restructuring that has taken place during the past decade. We believe that the Asia slowdown, combined with a winding down of restructuring activity, could lead to slower revenue growth for large caps going forward.

     With this concern in mind, the Ivy Growth with Income Fund has maintained a blend of investments that includes mid-capitalization stocks and real estate investment trusts (REITs), in addition to the Fund's larger-capitalization holdings. Unfortunately, REIT prices have retreated this year, in our view, due primarily to concerns about oversupply and because investors have pulled money out of the sector to invest in the strong, broader stock market. However, we believe that REITs continue to look attractive as a diversifier, given that their performance is less correlated with the general market than are many other sectors and that they offer good dividend yields with decent earnings growth and reasonable price to earnings (P/E) ratios.

     According to our research, mid-cap stocks are more attractively priced investments than their large-cap counterparts. Most of the money flowing into the US market from abroad, in a flight to quality over Asia concerns, has gone into large, liquid, well-known names, driving the P/E ratios of the large-cap indices to historic highs. Mid caps, however, have lagged behind during this time. As a result, we believe that the companies purchased for the Ivy Growth with Income Fund offer better value, given their growth prospects combined with lower P/E ratios. We continue to focus on finding well-managed companies, with solid franchises and good long-term prospects, which are selling at attractive prices.

     The principal goal of the Ivy Growth with Income Fund is to provide long-term capital growth, while controlling risk. We also strive to minimize the taxable capital gains that our shareholders will have to report by keeping turnover at moderate levels and by keeping in mind tax implications when selecting securities for sale. We believe that the relatively conservative nature of the Fund and its aversion to paying taxes should be attractive to investors wishing to participate in the US equity market, while avoiding the added volatility and tax implications of more aggressive funds.


IVY MANAGEMENT, INC.



                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

COMMON STOCKS -- 82.82%                        SHARES       VALUE
---------------------------------------------
BASIC INDUSTRIES -- 7.39%
Crown Cork & Seal Company, Inc...............   69,000   $ 3,277,500
Du Pont (E.I.) De Numours & Company..........    5,500       410,438
Ferro Corporation............................   14,000       354,375
Harsco Corporation...........................   44,000     2,015,750
Lubrizol Corporation, The....................   25,500       771,375
Minnesota Mining and Manufacturing Company...    6,500       534,219
                                                         -----------
                                                           7,363,657
                                                         -----------
CAPITAL GOODS -- 6.42%
AGCO Corporation.............................   52,000     1,069,250
American Standard Companies, Inc(b)..........    9,700       433,469
Fluor Corporation............................    5,000       255,000
Foster Wheeler Corporation...................    8,500       182,219
General Electric Company.....................   12,500     1,137,500
Harley-Davidson, Inc.........................   17,000       658,750
Kaydon Corporation...........................    7,500       264,844
Tenneco Inc..................................   14,000       532,875
Tyco International Ltd.......................   14,892       938,196
US Filter Corporation(b).....................   33,000       926,062
                                                         -----------
                                                           6,398,165
                                                         -----------
COMMERCIAL SERVICES -- 11.52%
Banta Corp...................................   54,500     1,682,687
Electronic Data Systems New..................  109,500     4,380,000
First Data Corporation.......................  116,000     3,864,250
Harte-Hanks Communications...................   60,000     1,548,750
                                                         -----------
                                                          11,475,687
                                                         -----------
CONSUMER NON-DURABLES -- 10.36%
Hasbro, Inc..................................   10,500       412,781
Mattel, Inc..................................   37,500     1,586,719
Nine West Group, Inc.(b).....................  128,500     3,445,406
PepsiCo, Inc.................................   30,000     1,235,625
Scholastic Corporation(b)....................   24,500       976,938
Tupperware Corporation.......................   17,200       483,750
UST Inc......................................   35,000       945,000
Warnaco Group, Inc...........................   29,100     1,234,931
                                                         -----------
                                                          10,321,150
                                                         -----------
CONSUMER SERVICES -- 8.88%
Carnival Corporation Class A.................   35,000     1,386,875
Harcourt General, Inc........................   15,500       922,250
J.C.Penney Co., Inc..........................   15,481     1,119,470
Lowe's Companies, Inc........................   10,000       405,625
McDonald's Corporation.......................   36,000     2,484,000
Royal Caribbean Cruises Ltd..................   10,500       834,750
Tricon Global Restaurants, Inc.(b)...........   14,800       468,975
Walt Disney Company, The.....................    3,000       315,188
Westwood One, Inc.(b)........................   36,000       907,875
                                                         -----------
                                                           8,845,008
                                                         -----------
ENERGY -- 4.22%
Dresser Industries, Inc......................   14,000       616,875
Enron Corporation............................   23,000     1,243,438
Helmerich & Payne, Inc. .....................   21,000       467,250
Noble Drilling Corporation(b)................   27,000       649,688
Nuevo Energy Company(b)......................   16,800       539,700
Schlumberger, Ltd. ..........................   10,000       683,125
                                                         -----------
                                                           4,200,076
                                                         -----------
FINANCIAL SERVICES -- 16.36%
AMBAC, Inc...................................   21,200     1,240,200
Aegon NV(a)..................................   11,146       964,129
Bankers Trust Corporation....................    4,200       487,463
Exel Limited.................................   19,500     1,517,344
Federal National Mortgage Association........   31,000     1,883,250
First Union Corporation......................   18,000     1,048,500
Freddie Mac..................................   42,000     1,976,625
J.P. Morgan & Company Inc. ..................    5,000       585,625
NationsBank Corporation......................   10,400       795,600
Norwest Corporation..........................   17,800       665,275
Penncorp Financial Group, Inc................   17,000       348,500
Providian Corporation........................   20,000     1,571,250
Resource Bancshares Mortgage Group, Inc. ....   49,500       921,938
Terra Nova (Bermuda) Holdings Ltd............   21,000       658,875
Travelers, Inc...............................   26,840     1,627,175
                                                         -----------
                                                          16,291,749
                                                         -----------

                COMMON STOCKS                  SHARES       VALUE
---------------------------------------------
HEALTHCARE -- 6.64%
Allegiance Corporation.......................   16,000   $   820,000
Boston Scientific Corporation(b).............    4,000       286,500
Columbia/HCA Healthcare Corp.................   22,000       640,750
Elan Corp. PLC -- Sponsored ADR(a)(b)........   28,500     1,832,906
Johnson & Johnson............................   10,000       737,500
Medpartners, Inc.(b).........................   43,500       348,000
Pharmacia & Upjohn, Inc. ....................   14,000       645,750
US Surgical Corp.............................   28,500     1,300,312
                                                         -----------
                                                           6,611,718
                                                         -----------
TECHNOLOGY -- 8.69%
Bell & Howell Company(b).....................   49,000     1,264,813
Cisco Systems, Inc.(b).......................   13,500     1,242,844
Diebold Incorporated.........................   34,500       996,187
Hewlett-Packard Company......................    6,500       389,187
Intel Corp...................................   13,000       963,625
International Business Machines
  Corporation................................    6,000       688,875
KLA Instruments Corporation(b)...............    9,000       249,187
Loral Space & Communications Ltd.(b).........   27,000       762,750
Microsoft Corporation(b).....................   11,500     1,246,312
Motorola, Inc................................   10,000       525,625
Oracle Corporation(b)........................   12,950       318,084
                                                         -----------
                                                           8,647,489
                                                         -----------
UTILITIES -- 2.34%
Citizens Utilities Company Class B(b)........  186,850     1,798,431
Duke Energy Corporation......................    9,000       533,250
                                                         -----------
                                                           2,331,681
                                                         -----------
TOTAL COMMON STOCKS
  (Cost -- $61,384,808)......................             82,486,380
                                                         -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) --
7.75%
---------------------------------------------
Amli Residential Properties Trust............   17,000       364,437
Apartment Investment & Management Co. .......   28,500     1,125,750
Arden Realty Group, Inc......................   18,000       465,750
Boykin Lodging Company.......................   12,000       260,250
Developers Diversified Realty Corporation....   14,000       548,625
Duke Realty Investments, Inc.................   49,000     1,160,687
Equity Residential Properties Trust..........   12,000       569,250
First Industrial Realty Trust, Inc...........   22,000       698,500
Manufactured Home Communities, Inc...........   18,000       434,250
Spieker Properties, Inc......................   24,000       930,000
Storage Trust Realty.........................   21,000       490,875
Storage USA, Inc.............................   13,000       455,000
Sunstone Hotel Investors, Inc................   16,000       213,000
                                                         -----------
TOTAL REITS
  (Cost -- $6,015,091).......................              7,716,374
                                                         -----------
TOTAL INVESTMENTS -- 90.57%
  (Cost -- $67,399,899)(c)...................             90,202,754
OTHER ASSETS, LESS LIABILITIES -- 9.43%......              9,391,055
                                                         -----------
NET ASSETS -- 100%...........................            $99,593,809
                                                         ===========
ADR - American Depository Receipt
NV - Non-voting
(a) Foreign security
(b) Non-income producing security
(c) Cost is approximately the same for Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1998, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:

    Gross unrealized appreciation............            $25,781,881
    Gross unrealized depreciation............             (2,979,026)
                                                         -----------
    Net unrealized appreciation..............            $22,802,855
                                                         ===========
Purchases and sales of securities (other than short-term
obligations) aggregated $17,169,950 and $18,070,970 respectively, for the period ended June 30, 1998.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost - $67,399,899).......  $90,202,754
Cash........................................................    8,938,305
Receivables
  Investments sold..........................................      586,685
  Fund shares sold..........................................       20,157
  Dividends and interest....................................      102,130
Other assets................................................       23,386
                                                              -----------
  Total assets..............................................   99,873,417
                                                              -----------
LIABILITIES
Payables
  Distributions to shareholders.............................       34,239
  Investments purchased.....................................       85,125
  Fund shares repurchased...................................       13,670
  Management fee............................................       59,816
  12b-1 service and distribution fees.......................       36,277
  Other payables to related parties.........................       34,259
Accrued expenses............................................       16,222
                                                              -----------
  Total liabilities.........................................      279,608
                                                              -----------
NET ASSETS..................................................  $99,593,809
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($71,487,096/5,159,172 shares outstanding)................  $     13.86
                                                              ===========
Maximum offering price per share ($13.86 x 100/94.25)*......  $     14.71
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($23,735,119/1,726,981 shares outstanding)..........  $     13.74
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($4,178,647/306,215 shares outstanding).............  $     13.65
                                                              ===========
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($192,947/13,915 shares outstanding)................  $     13.87
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $77,204,308
  Accumulated net realized loss on investments..............     (145,372)
  Accumulated net investment loss...........................     (267,982)
  Net unrealized appreciation on investments................   22,802,855
                                                              -----------
NET ASSETS..................................................  $99,593,809
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum deferred sales charge of 5%.
*** Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................             $  666,128
  Interest..................................................                272,048
                                                                         ----------
                                                                            938,176
                                                                         ----------
EXPENSES
  Management fee............................................  $367,259
  Transfer agent............................................   111,847
  Administrative services fee...............................    48,968
  Custodian fees............................................     5,499
  Blue Sky fees.............................................    21,982
  Auditing and accounting fees..............................    10,259
  Shareholder reports.......................................    10,499
  Fund accounting...........................................    47,709
  Trustees' fees............................................     4,235
  12b-1 service and distribution fees.......................   208,169
  Legal.....................................................    11,941
  Other.....................................................    29,578
                                                                         ----------
    Total expenses..........................................                877,945
                                                                         ----------
NET INVESTMENT INCOME.......................................                 60,231
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments..........................              5,338,598
  Net unrealized appreciation during the period on
    investments.............................................              4,428,977
                                                                         ----------
      Net gain on investment transactions...................              9,767,575
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $9,827,806
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1998*           1997
                                                              ------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $    60,231    $   364,445
  Net realized gain (loss) on
    Investments.............................................    5,338,598     10,191,136
    Options.................................................           --       (553,068)
  Net unrealized appreciation during the period on
    Investments.............................................    4,428,977      6,207,015
    Options.................................................           --        223,772
                                                              -----------    -----------
      Net increase resulting from operations................    9,827,806     16,433,300
                                                              -----------    -----------
Class A distributions
  From net investment income................................      (60,121)      (181,666)
  In excess of net investment income........................     (204,498)            --
  From net realized gain....................................           --     (5,979,580)
                                                              -----------    -----------
      Total distributions to Class A shareholders...........     (264,619)    (6,161,246)
                                                              -----------    -----------
Class B distributions
  From net investment income................................           --        (46,840)
  In excess of net investment income........................      (85,346)            --
  From net realized gain....................................           --     (1,644,525)
                                                              -----------    -----------
      Total distributions to Class B shareholders...........      (85,346)    (1,691,365)
                                                              -----------    -----------
Class C distributions
  From net investment income................................           --         (1,929)
  In excess of net investment income........................      (16,707)            --
  From net realized gain....................................           --       (380,885)
                                                              -----------    -----------
      Total distributions to Class C shareholders...........      (16,707)      (382,814)
                                                              -----------    -----------
Class D distributions
  From net investment income................................           --           (915)
  From net realized gain....................................           --         (1,831)
                                                              -----------    -----------
      Total distributions to Class D shareholders...........           --         (2,746)
                                                              -----------    -----------
Advisor Class distributions
  From net investment income................................         (110)            --
  In excess of net investment income........................         (119)            --
                                                              -----------    -----------
      Total distributions to Advisor Class shareholders.....         (229)            --
                                                              -----------    -----------
Fund share transactions (Note 4)
  Class A...................................................   (5,142,137)      (482,774)
  Class B...................................................    1,524,430      5,280,128
  Class C...................................................     (610,906)     4,566,407
  Class D...................................................           --       (931,565)
  Advisor Class.............................................      192,818             --
                                                              -----------    -----------
      Net (decrease) increase resulting from Fund share
       transactions.........................................   (4,035,795)     8,432,196
                                                              -----------    -----------
TOTAL INCREASE IN NET ASSETS................................    5,425,110     16,627,325
NET ASSETS
  Beginning of period.......................................   94,168,699     77,541,374
                                                              -----------    -----------
  END OF PERIOD.............................................  $99,593,809    $94,168,699
                                                              ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $        --    $    38,689
                                                              ===========    ===========

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                            FOR THE SIX
CLASS A                                     MONTHS ENDED
                                              JUNE 30,                          FOR THE YEAR ENDED DECEMBER 31,
                                            ------------      -------------------------------------------------------------------
                                               1998*           1997           1996           1995           1994           1993
SELECTED PER SHARE DATA                     ------------      -------        -------        -------        -------        -------
Net asset value, beginning of
  period..............................        $ 12.59         $ 11.38        $ 10.98        $  9.08        $  9.70        $  9.21
                                              -------         -------        -------        -------        -------        -------
  Income (loss) from investment
    operations
  Net investment income...............            .02             .08            .08            .11            .17            .08
  Net realized and unrealized gain
    (loss) on investment
    transactions......................           1.30            2.37           2.16           2.13           (.36)          1.30
                                              -------         -------        -------        -------        -------        -------
    Total from investment
      operations......................           1.32            2.45           2.24           2.24           (.19)          1.38
                                              -------         -------        -------        -------        -------        -------
  Less distributions
  From net investment income..........            .01             .03            .08            .08            .17            .06
  In excess of net investment
    income............................            .04              --            .03             --            .01             --
  From net realized gain..............             --            1.21           1.73            .26            .25            .83
                                              -------         -------        -------        -------        -------        -------
    Total distributions...............            .05            1.24           1.84            .34            .43            .89
                                              -------         -------        -------        -------        -------        -------
Net asset value, end of period........        $ 13.86         $ 12.59        $ 11.38        $ 10.98        $  9.08        $  9.70
                                              =======         =======        =======        =======        =======        =======
Total return (%)......................          10.48(b)        21.57(a)       20.46(a)       24.93(a)       (2.03)(a)      15.07(a)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..........................        $71,487         $69,742        $63,219        $59,054        $26,017        $22,669
Ratio of expenses to average net
  assets (%)..........................           1.60(c)         1.59           1.81           1.96           1.84           2.14
Ratio of net investment income to
  average net assets (%)..............            .32(c)          .58            .68           1.06           1.83            .88
Portfolio turnover rate (%)...........             20              36            138             81             36             85
Average commission rate (d)...........        $ .0680         $ .0800        $ .0580            N/A            N/A            N/A

                                                                                                                  FOR THE PERIOD
                                           FOR THE SIX                                                           OCTOBER 23, 1993
CLASS B                                    MONTHS ENDED                                                           (COMMENCEMENT)
                                             JUNE 30,               FOR THE YEAR ENDED DECEMBER 31,              TO DECEMBER 31,
                                           ------------      ----------------------------------------------      ----------------
                                              1998*           1997         1996         1995         1994              1993
SELECTED PER SHARE DATA                    ------------      -------      -------      -------      -------      ----------------
Net asset value, beginning of period.....    $ 12.54         $ 11.36      $ 10.98      $  9.08      $  9.70          $ 10.43
                                             -------         -------      -------      -------      -------          -------
  Income (loss) from investment
    operations
  Net investment (loss) income...........       (.03)           (.02)        (.01)         .03          .09               --
  Net realized and unrealized gain (loss)
    on investment transactions...........       1.28            2.37         2.15         2.13         (.36)             .05
                                             -------         -------      -------      -------      -------          -------
    Total from investment operations.....       1.25            2.35         2.14         2.16         (.27)             .05
                                             -------         -------      -------      -------      -------          -------
  Less distributions
  From net investment income.............         --             .03           --          .01          .09              .01
  In excess of net investment income.....        .05              --          .08           --          .01               --
  From net realized gain.................         --            1.14         1.68          .25          .25              .77
                                             -------         -------      -------      -------      -------          -------
    Total distributions..................        .05            1.17         1.76          .26          .35              .78
                                             -------         -------      -------      -------      -------          -------
Net asset value, end of period...........    $ 13.74         $ 12.54      $ 11.36      $ 10.98      $  9.08          $  9.70
                                             =======         =======      =======      =======      =======          =======
Total return (%).........................       9.96(b)        20.74(a)     19.59(a)     23.94(a)     (2.88)(a)          .61(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).............................    $23,735         $20,071      $13,473      $ 8,868      $ 5,849          $   888
Ratio of expenses to average net
  assets(%)..............................       2.33(c)         2.31         2.55         2.75         2.70             3.09(c)
Ratio of net investment (loss) income to
  average net assets(%)..................       (.41)(c)        (.13)        (.06)         .27          .97             (.07)(c)
Portfolio turnover rate(%)...............         20              36          138           81           36               85
Average commission rate (d)..............    $ .0680         $ .0800      $ .0580          N/A          N/A              N/A

                      (See Notes to Financial Statements)

                                                                                            FOR THE PERIOD
                                                              FOR THE SIX      FOR THE      APRIL 30, 1996
CLASS C                                                       MONTHS ENDED    YEAR ENDED    (COMMENCEMENT)
                                                                JUNE 30,     DECEMBER 31,   TO DECEMBER 31,
                                                              ------------   ------------   ---------------
                                                                 1998*           1997            1996
SELECTED PER SHARE DATA                                       ------------   ------------   ---------------
Net asset value, beginning of period........................     $12.44         $11.37          $11.73
                                                                 ------         ------          ------
  Income from investment operations
  Net investment loss.......................................       (.02)          (.01)           (.08)
  Net realized and unrealized gain on investment
    transactions............................................       1.28           2.35            1.53
                                                                 ------         ------          ------
    Total from investment operations........................       1.26           2.34            1.45
                                                                 ------         ------          ------
  Less distributions
  In excess of net investment income........................        .05             --             .08
  From net realized gain....................................         --           1.27            1.73
                                                                 ------         ------          ------
    Total distributions.....................................        .05           1.27            1.81
                                                                 ------         ------          ------
Net asset value, end of period..............................     $13.65         $12.44          $11.37
                                                                 ======         ======          ======
Total return(%).............................................      10.13 (b)      20.70(a)        12.37 (b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $4,179         $4,356          $   28
Ratio of expenses to average net assets(%)..................       2.25 (c)       2.23            3.02 (c)
Ratio of net investment loss to average net assets(%).......       (.33)(c)       (.05)           (.53)(c)
Portfolio turnover rate(%)..................................         20             36             138
Average commission rate(d)..................................     $.0680         $.0800          $.0580

                      (See Notes to Financial Statements)

                                                                                                                  FOR THE PERIOD
                                                            FOR THE PERIOD                                        AUGUST 16, 1993
CLASS D (e)                                                JANUARY 1, 1997           FOR THE YEAR ENDED           (COMMENCEMENT)
                                                            TO AUGUST 16,               DECEMBER 31,              TO DECEMBER 31,
                                                           ----------------    -------------------------------    ---------------
                                                                 1997           1996         1995        1994          1993
SELECTED PER SHARE DATA                                    ----------------    -------      ------      ------    ---------------
Net asset value, beginning of period.....................      $ 11.39         $ 10.98      $ 9.08      $ 9.70        $ 9.83
                                                               -------         -------      ------      ------        ------
  Income (loss) from investment operations
    Net investment (loss) income.........................         (.01)           (.02)        .03         .09            --
  Net realized and unrealized gain (loss) on investment
    transactions.........................................         1.88            2.14        2.13        (.36)          .73
                                                               -------         -------      ------      ------        ------
    Total from investment operations.....................         1.87            2.12        2.16        (.27)          .73
                                                               -------         -------      ------      ------        ------
  Less distributions
  From net investment income.............................          .02              --         .01         .09           .06
  In excess of net investment income.....................           --             .08          --         .01            --
  From net realized gain.................................          .04            1.63         .25         .25           .80
                                                               -------         -------      ------      ------        ------
    Total distributions..................................          .06            1.71         .26         .35           .86
                                                               -------         -------      ------      ------        ------
Net asset value, end of period...........................      $ 13.20         $ 11.39      $10.98      $ 9.08        $ 9.70
                                                               =======         =======      ======      ======        ======
Total return (%).........................................        16.37 (b)       19.41(a)    23.94(a)    (2.88)(a)      7.59 (b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).................      $    --         $   821      $1,242      $3,004        $5,185
Ratio of expenses to average net assets(%)...............         2.41 (c)        2.63        2.75        2.70          3.09 (c)
Ratio of net investment (loss) income to average net
  assets(%)..............................................         (.11)(c)        (.14)        .27         .97          (.07)(c)
Portfolio turnover rate(%)...............................           36             138          81          36            85
Average commission rate(d)...............................      $ .0800         $ .0580         N/A         N/A           N/A

                      (See Notes to Financial Statements)

                                                              FOR THE PERIOD
                                                              APRIL 30, 1998
ADVISOR CLASS                                                 (COMMENCEMENT)
                                                               TO JUNE 30,
                                                              --------------
                                                                  1998*
SELECTED PER SHARE DATA                                       --------------
Net asset value, beginning of period........................      $13.88
                                                                  ------
  Income from investment operations
  Net investment income.....................................         .02
                                                                  ------
    Total from investment operations........................         .02
                                                                  ------
  Less distributions
  From net investment income................................         .01
  In excess of net investment income........................         .02
                                                                  ------
    Total distributions.....................................         .03
                                                                  ------
Net asset value, end of period..............................      $13.87
                                                                  ======
Total return (%)(b).........................................         .12
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................      $  193
Ratio of expenses to average net assets(%)(c)...............        1.20
Ratio of net investment income to average net
  assets(%)(c)..............................................         .72
Portfolio turnover rate(%)..................................          20
Average commission rate(d)..................................      $.0680

(a) Total return does not reflect a sales charge.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c) Annualized
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(e) On August 16, 1997, all Class D shares outstanding were converted to Class A shares so that the value of a Class D shareholder's account immediately after conversion was the same value as the shareholder's account before the conversion.

 *Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Growth with Income Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1998, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     CASH AND CASH EQUIVALENTS -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At June 30, 1998 the interest rate was 5.25%.

     OPTIONS -- The Fund may write (sell) put options on securities and stock indices, and may write (sell) covered call options on securities held in its portfolio. When the Fund writes a call, it gives the purchaser of the call option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months. When the Fund holds covered call options, the underlying securities are held in a segregated account by the custodian.

     If the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder. For options on indices, cash settlement by the Fund will be required if the option is exercised.

     By writing a call option, the Fund forgoes, in exchange for the premium less the commission (the "net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price.

     The liability representing the Fund's obligation under an exchange traded written call option is valued at the last sale price or, in the absence of a sale, the last offering price.

     In addition, the Fund may purchase put options on securities and stock indices. Exchange traded purchased options are valued at the last sale price or, in the absence of a sale, the last bid price.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax basis capital loss carryforward of approximately $5,652,000 as of December 31, 1997, which may be applied against any realized net taxable capital gains of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The Fund's capital loss carryforward was realized by Mackenzie North American Fund prior to the Fund's acquisition of all the net assets on April 1, 1995. The carryforward expires $3,616,000 in 1999 and $2,036,000 in 2003.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily. Distributions are paid quarterly (or at redemption, if earlier). An additional distribution in December will include any remaining undistributed net investment income and net realized capital gain.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts may be entered into for purposes of hedging specific securities denominated in foreign currencies. Forward contracts are marked to market daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the counter parties are unable to meet the terms of the contracts.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities, foreign forward currency contracts, distributions received from pass-through entities (such as REITs), and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of .75% of the Fund's average net assets.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $4,537.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net assets of shares issued after December 31, 1991, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class
C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $72,738, $113,351, and $22,080, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $88,304, $21,142, $2,383, and $18, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS
     Fund share transactions for Class A, Class B, Class C, Class D and Advisor Class were as follows:

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                             ----------------------   -------------------------
CLASS A                       SHARES      AMOUNT        SHARES        AMOUNT
-------                      --------   -----------   ----------   ------------
Sold.......................   291,678   $ 3,882,176      863,122   $ 11,052,530
Issued on reinvestment of
 distributions.............    16,285       225,787      433,425      5,287,143
Repurchased................  (687,305)   (9,250,100)  (1,371,170)   (17,581,243)
Issued in connection with
 the conversion Of Class D
 Shares*...................        --            --       57,311        758,796
                             --------   -----------   ----------   ------------
Net decrease...............  (379,342)  $(5,142,137)     (17,312)  $   (482,774)
                             ========   ===========   ==========   ============

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                             ----------------------   -------------------------
CLASS B                       SHARES      AMOUNT        SHARES        AMOUNT
-------                      --------   -----------   ----------   ------------
Sold.......................   450,164   $ 5,822,468      526,577   $  6,713,382
Issued on reinvestment of
 distributions.............     5,271        72,533      130,880      1,588,622
Repurchased................  (329,554)   (4,370,571)    (242,195)    (3,021,876)
                             --------   -----------   ----------   ------------
Net increase...............   125,881   $ 1,524,430      415,262   $  5,280,128
                             ========   ===========   ==========   ============

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                             ----------------------   -------------------------
CLASS C                       SHARES      AMOUNT        SHARES        AMOUNT
-------                      --------   -----------   ----------   ------------
Sold.......................    17,808   $   224,626      323,372   $  4,278,774
Issued on reinvestment of
 distributions.............     1,160        15,857       29,916        359,941
Repurchased................   (62,837)     (851,389)      (5,696)       (72,308)
                             --------   -----------   ----------   ------------
Net (decrease)/increase....   (43,869)  $  (610,906)     347,592   $  4,566,407
                             ========   ===========   ==========   ============

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                             ----------------------   -------------------------
CLASS D*                      SHARES      AMOUNT        SHARES        AMOUNT
--------                     --------   -----------   ----------   ------------
Sold.......................        --            --          175   $      2,101
Exchanged upon conversion
 to Class A Shares.........        --            --      (57,485)      (758,796)
Repurchased................        --            --      (14,737)      (174,870)
                             --------   -----------   ----------   ------------
Net decrease...............                              (72,047)  $   (931,565)
                             ========   ===========   ==========   ============

                                 FOR THE PERIOD
                                 APRIL 30, 1998
                                 (COMMENCEMENT)
                                TO JUNE 30, 1998
                             ----------------------
ADVISOR CLASS                 SHARES      AMOUNT
-------------                --------   -----------
Sold.......................    14,244   $   197,328
Issued on reinvestment of
 distributions.............         3            42
Repurchased................      (332)       (4,552)
                             --------   -----------
Net increase...............    13,915   $   192,818
                             ========   ===========

* On August 16, 1997 all outstanding Class D shares were converted to Class A shares.

03IVYIX063098

June 30, 1998                                                      IVY FUNDS(R)

IVY
US EMERGING
GROWTH
FUND





SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.



MARKET COMMENTARY

Fueled by the potent combination of subdued inflation and solid economic growth, the US stock market continued to demonstrate remarkable growth through the first half of 1998. Based on our research, we believe that in spite of record-low unemployment and tight labor markets, inflation has remained in check, reducing the likelihood that the Federal Reserve will raise interest rates. As a result, in our view, investors have been willing to pay more for stocks as evidenced by higher price to earnings (P/E) ratios. Solid earnings growth, supported by the robust US economy, in combination with these higher P/E ratios, goes a long way in explaining the extraordinary performance of the market over the last several years.

The economic crisis in Asia remains a serious concern, and many analysts now believe its impact on the US economy will likely be felt over the next six to nine months. We believe that moderating economic growth may put pressure on large-cap stocks due to their susceptibility to changing economic conditions. We believe that small-cap stocks, which, in our view, are driven more by their earnings capacity and product life cycles, are less vulnerable to economic conditions and should benefit as investors seek alternatives to US large caps. We believe, further, that one positive effect of the Asian crisis is that lower import prices, coupled with reduced export demand, should have a deflationary effect on the economy and reduce the possibility of an interest rate hike. This environment would be favorable for equity investing and the Ivy US Emerging Growth Fund.

For most of the last two years, investors have favored liquid, large-cap stocks. In late April, this tendency became even more pronounced when renewed worries about Asia surfaced. We believe this willingness to pay a high premium for liquidity is the major reason why small-cap growth stocks have lagged behind the large-cap sector. In our opinion, it has also caused rather rich valuations for many large-cap stocks.

According to our research, most of the companies in the Ivy US Emerging Growth Fund portfolio continue to show excellent fundamentals and robust earnings growth. We expect the majority of the holdings in the Fund to experience significant increases in earnings this year. By contrast, the healthy profit growth experienced by many large companies over the last few years is beginning to slow. Much of their growth was the result of profit margin expansion from corporate restructuring, not from higher sales. Obviously, this cannot go on indefinitely, since there is only so much excess that can be cut.

Investors' strong preference for liquidity, as opposed to superior earnings growth, has not only created a divergence in performance between small- and large-company stocks, but also a valuation disparity. This is reflected in the relative P/E ratio of the emerging growth sector, which remains near the bottom of its historic range. We believe that at some point this disparity will be corrected, creating a very favorable environment for small companies that can continue to deliver robust earnings growth. For the future, our focus remains on identifying such companies early in their life cycle and then holding them through their strong growth phase, with the belief that over the long term their superior earnings growth will translate into attractive shareholder returns.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

          COMMON STOCKS -- 96.29%             SHARES       VALUE
-------------------------------------------
BIOTECHNOLOGY -- 2.45%
Agouron Pharmaceuticals, Inc.(b)...........    20,200   $    612,312
Alkermes, Inc.(b)..........................    14,700        262,762
ArQule, Inc.(b)............................    24,100        311,794
Geltex Pharmaceuticals, Inc.(b)............    21,600        402,300
NeoRx Corporation(b).......................    31,300        154,544
PathoGenesis Corp.(b)......................    14,500        420,500
Pharmacyclics, Inc.(b).....................    18,300        434,625
US Bioscience, Inc.(b).....................    56,000        458,500
                                                        ------------
                                                           3,057,337
                                                        ------------
BUSINESS & FINANCIAL SERVICES -- 34.75%
ABR Information Services, Inc.(b)..........    70,000      1,662,500
Abacus Direct Corporation(b)...............    18,500        960,844
Advantage Learning Systems, Inc.(b)........    17,300        473,587
Applied Graphics Technologies, Inc.(b).....    18,800        860,100
Ballantyne of Omaha, Inc.(b)...............    72,750        609,281
BrightStar Information Technology
  Group, Inc(b)............................    11,500        159,563
CBT Group Public Limited Company(b)........    31,500      1,685,250
CHS Electronics, Inc.(b)...................    65,900      1,177,962
Cambridge Technology Partners, Inc.(b).....    13,100        715,588
Children's Comprehensive Services,
  Inc.(b)..................................    58,200        865,725
Condor Technology Solutions, Inc.(b).......    35,000        516,250
Cornell Corrections, Inc.(b)...............    46,200        970,200
Cotelligent Group, Inc.(b).................    25,800        603,075
Dendrite International, Inc.(b)............    25,600        963,200
FactSet Research Systems Inc.(b)...........    48,900      1,589,250
Federal Agricultural Mortgage Corp.
  Class C(b)...............................     9,350        531,781
Forrester Research, Inc.(b)................    13,600        540,600
Gartner Group, Inc. -- Class A(b)..........    28,600      1,001,000
HA-LO Industries, Inc.(b)..................    38,700      1,204,537
Ingram Micro, Inc.(b)......................    14,500        641,625
Inspire Insurance Solutions, Inc.(b).......    28,500        947,625
Intelligroup, Inc.(b)......................    35,100        623,025
International Network Services(b)..........    25,000      1,025,000
International Telecommunication Data
  Systems, Inc.(b).........................    39,000      1,131,000
LECG, Inc.(b)..............................    67,300      1,009,500
Lason Holdings, Inc.(b)....................    37,000      2,016,500
Litchfield Financial Corp. ................    47,327        993,867
MSC Industrial Direct Co, Inc.(b)..........    59,000      1,681,500
Maximus, Inc.(b)...........................    24,300        709,256
Meta Group, Inc.(b)........................    44,700        988,987
Metro Networks, Inc.(b)....................    32,400      1,397,250
PMT Services, Inc.(b)......................    61,400      1,561,863
Paychex, Inc. .............................     8,100        329,569
Profit Recovery Group International,
  Inc. (The)(b)............................    66,700      1,863,431
Renaissance Worldwide, Inc.(b).............    22,400        487,200
Rental Service Corporation(b)..............    33,000      1,109,625
Sapient Corporation(b).....................    15,400        812,350
Steven Myers & Associates, Inc.(b).........    34,000        654,500
Sykes Enterprises, Inc.(a)(b)..............    54,000      1,083,375
Technisource, Inc.(b)......................    34,800        382,800
U.S.A. Floral Products, Inc.(b)............    49,500        779,625
Wackenhut Corrections Corporation(b).......    52,000      1,215,500
Whittman-Hart, Inc.(b).....................    28,400      1,373,850
Willis Lease Finance Corporation(b)........    64,100      1,466,288
                                                        ------------
                                                          43,375,404
                                                        ------------
COMPUTER SOFTWARE -- 10.38%
Aspect Development, Inc.(b)................    21,600      1,633,500
Cadence Design Systems, Inc.(b)............    18,200        568,750

               COMMON STOCKS                  SHARES       VALUE
----------------------------------------
Concord Communications, Inc.(b)............    33,500   $    856,344
Deltek Systems, Inc.(b)....................    60,100      1,472,450
Great Plains Software, Inc.(b).............    13,800        467,475
H.T.E., Inc.(b)............................   126,200      1,703,700
Micromuse Inc.(b)..........................    18,700        763,194
Network Associates, Inc.(b)................    15,150        725,306
New Era of Networks, Inc.(b)...............    31,600        963,800
Pegasystems Inc.(b)........................    15,600        423,150
Peoplesoft, Inc.(b)........................    10,200        479,400
Peregrine Systems, Inc.(b).................    32,500        926,250
Veritas Software Corp.(b)..................    17,250        713,719
Visio Corporation(b).......................    26,300      1,255,825
                                                        ------------
                                                          12,952,863
                                                        ------------
CONSUMER PRODUCTS & SERVICES -- 6.48%
Apollo Group, Inc.(b)......................    18,000        595,125
Blyth Industries, Inc.(b)..................    29,400        977,550
Carriage Services, Inc.(b).................    25,000        628,125
Cutter & Buck, Inc.(b).....................    49,200      1,328,400
Dave & Buster's, Inc.(b)...................    24,750        615,656
Equity Corporation International(b)........    23,700        568,800
Extended Stay America, Inc.(b).............    15,700        176,625
International Speedway Corporation -- Class
  A........................................    20,600        585,812
Penske Motorsports, Inc.(b)................    14,000        408,625
Premier Parks, Inc.(b).....................    24,700      1,645,638
Rock of Ages Corporation(b)................    20,800        322,400
Speedway Motorsports, Inc.(b)..............     9,400        240,288
                                                        ------------
                                                           8,093,044
                                                        ------------
HEALTHCARE -- 12.08%
American Oncology Resources, Inc.(b).......    43,900        536,403
Coast Dental Services, Inc.(b).............    28,400        401,150
Curative Health Services, Inc.(b)..........    17,500        498,750
Health Management Associates, Inc.(b)......    32,750      1,095,078
Horizon Health Corporation(b)..............    61,550      1,077,125
IMPATH, Inc.(b)............................    31,200        758,550
MedQuist Inc.(b)...........................    41,100      1,186,762
NCS Healthcare, Inc. Class A(b)............    24,500        698,250
Omnicare, Inc. ............................    15,100        575,687
Orthodontic Centers of America, Inc.(b)....    70,100      1,467,719
Pediatrix Medical Group, Inc.(b)...........    26,200        974,313
PhyCor, Inc.(b)............................    26,000        430,625
Serologicals Corporation(b)................    59,700      1,925,325
Total Renal Care Holdings, Inc.(b).........    69,674      2,403,753
Ventana Medical Systems, Inc.(b)...........    23,000        644,000
Vision Twenty-One, Inc.(b).................    64,600        411,825
                                                        ------------
                                                          15,085,315
                                                        ------------
INTERNET & ELECTRONIC COMMERCE -- 4.18%
Broadvision, Inc.(b).......................    27,500        656,562
Exodus Communications, Inc.(b).............    19,000        850,250
NetGravity, Inc.(b)........................    34,800        456,750
Pegasus Systems, Inc.(b)...................    43,100      1,104,438
QRS Corporation(b).........................    27,700      1,042,212
Transaction Systems Architects, Inc.(b)....    28,900      1,112,650
                                                        ------------
                                                           5,222,862
                                                        ------------
MISCELLANEOUS TECHNOLOGY -- 2.69%
EarthShell Corportaion(b)..................    33,800        329,550
Encad, Inc.(b).............................    21,000        286,125
Gemstar International Group Ltd.(b)........    34,300      1,284,106
Jabil Circuit, Inc.(b).....................     9,600        317,400
Molecular Devices Corporation(b)...........    41,700        672,412
Sanmina Corporation(b).....................    10,800        468,450
                                                        ------------
                                                           3,358,043
                                                        ------------

JUNE 30, 1998 (UNAUDITED)

               COMMON STOCKS                  SHARES       VALUE
-------------------------------------------
NETWORK & TELECOMMUNICATION
EQUIPMENT -- 7.78%
ADC Telecommunications Inc.(b).............    16,800   $    613,725
Advanced Fibre Communications(b)...........    40,800      1,634,550
American Power Conversion Corp.(b).........    44,000      1,320,000
Ascend Communications Inc.(b)..............    15,500        768,219
CIENA Corporation(b).......................    27,000      1,879,875
Network Appliance, Inc.(b).................    46,000      1,791,125
NICE-Systems Ltd. -- Sponsored ADR(b)......    20,000        750,000
Uniphase Corporation(b)....................    15,300        960,553
                                                        ------------
                                                           9,718,047
                                                        ------------
PHARMACEUTICALS -- 3.67%
Anesta Corp.(b)............................    31,100        449,006
ChiRex Inc.(b).............................    49,000        860,563
Cima Labs Inc.(b)..........................    18,000         60,188
EPIX Medical, Inc.(b)......................    48,000        492,000
Inhale Therapeutic Systems(b)..............    17,400        430,650
Nastech Pharmaceutical Co.(b)..............    26,000        211,250
Penederm Inc.(b)...........................    28,800        576,000
Sepracor, Inc.(b)..........................    18,100        751,150
Theragenics Corporation(b).................    28,600        745,388
                                                        ------------
                                                           4,576,195
                                                        ------------
RETAIL -- 3.45%
Dollar Tree Stores, Inc.(b)................    23,775        965,859
Guitar Center, Inc.(b).....................    28,900        870,613
Hibbet Sporting Goods, Inc.(b).............    31,200      1,248,000
Party City Corp.(b)........................    29,500        866,562
Restoration Hardware, Inc.(b)..............    14,000        351,750
                                                        ------------
                                                           4,302,784
                                                        ------------
SEMICONDUCTORS & EQUIPMENT -- 3.86%
ASM Lithography Holding NV(a)(b)...........     7,200        209,250
Advanced Energy Industries, Inc.(b)........    15,800        183,675
Applied Micro Circuits Corporation(b)......    10,400        269,100
Artisan Components, Inc.(b)................    52,500        708,750
Cerprobe Corporation(b)....................    29,700        389,813
Etec Systems, Inc.(b)......................    15,600        548,925
Genesis Microchip Inc.(b)..................    21,000        166,688
Maxim Integrated Products, Inc.(b).........    19,800        627,412
Photronics, Inc.(b)........................    34,000        750,125
Sipex Corparation(b).......................    13,000        279,500
Vitesse Semiconductor Corporation(b).......    22,000        679,250
                                                        ------------
                                                           4,812,488
                                                        ------------

               COMMON STOCKS                  SHARES       VALUE
----------------------------------------
TELECOMMUNICATION SERVICES -- 4.52%
Amdocs Limited(b)..........................    15,800   $    238,975
Corsair Communications, Inc.(b)............    67,400        627,663
DSET Corporation(b)........................    43,700        660,962
SCC Communications Corp.(b)................    72,400        886,900
Saville Systems Ireland ADR(b).............    33,800      1,694,225
Transaction Network Services, Inc.(b)......    54,000      1,137,375
West TeleServices Corporation(b)...........    33,000        400,125
                                                        ------------
                                                           5,646,225
                                                        ------------
TOTAL INVESTMENTS -- 96.29%
  (Cost -- $88,283,178)(c).................              120,200,607
OTHER ASSETS, LESS LIABILITIES -- 3.71%....                4,631,607
                                                        ------------
NET ASSETS -- 100%.........................             $124,832,214
                                                        ============
ADR -- American Depository Receipt
NV  -- Non-voting
(a) Foreign security
(b) Non-income producing security
(c) Cost is approximately the same for Federal income tax purposes.
OTHER INFORMATION:
At June 30, 1998, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation....................   $ 36,680,067
    Gross unrealized depreciation....................     (4,762,638)
                                                        ------------
        Net unrealized appreciation..................   $ 31,917,429
                                                        ============
Purchases and sales of securities other than short-term obligations aggregated $40,752,657 and $55,158,828, respectively, for the period ended June 30, 1998.
Transactions in written put options during the period ended June 30,
1998 were:

                                                          PREMIUMS
                                            NUMBER OF    RECEIVED/
                                            CONTRACTS      (PAID)
                                            ---------   ------------
Outstanding at January 1, 1998............       --     $         --
    Contracts written.....................    1,373        1,435,979
    Contracts expired.....................   (1,373)      (1,435,979)
                                             ------     ------------
Outstanding at June 30, 1998..............       --     $         --
                                             ======     ============

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $88,283,178)......  $120,200,607
Cash........................................................     5,311,810
Receivable for fund shares sold.............................       138,453
Other assets................................................        16,630
                                                              ------------
  Total assets..............................................   125,667,500
                                                              ------------
LIABILITIES
Payables
  Investments purchased.....................................       433,742
  Fund shares repurchased...................................       199,570
  Management fee............................................        82,071
  12b-1 service and distribution fees.......................        63,542
  Other payables to related parties.........................        42,204
Accrued expenses............................................        14,157
                                                              ------------
  Total liabilities.........................................       835,286
                                                              ------------
NET ASSETS..................................................  $124,832,214
                                                              ============
CLASS A
Net asset value and redemption price per share
  ($63,398,437/2,091,580 shares outstanding)................  $      30.31
                                                              ============
Maximum offering price per share ($30.31 x 100/94.25)*......  $      32.16
                                                              ============
CLASS B
Net asset value, offering price and redemption price** per
  share ($50,671,140/1,703,129 shares outstanding)..........  $      29.75
                                                              ============
CLASS C
Net asset value, offering price and redemption price*** per
  share ($10,220,945/343,917 shares outstanding)............  $      29.72
                                                              ============
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($541,692/17,841 shares outstanding)................  $      30.36
                                                              ============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $ 92,276,447
  Undistributed net realized gain on investments............     1,762,514
  Accumulated net investment loss...........................    (1,124,176)
  Net unrealized appreciation on investments................    31,917,429
                                                              ------------
NET ASSETS..................................................  $124,832,214
                                                              ============

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................             $     2,812
  Interest..................................................                 132,908
                                                                         -----------
                                                                             135,720
                                                                         -----------
EXPENSES
  Management fee............................................  $523,212
  Transfer agent............................................   152,086
  Administrative services fee...............................    61,554
  Custodian fees............................................    10,406
  Blue Sky fees.............................................    26,875
  Auditing and accounting fees..............................    11,910
  Shareholder reports.......................................    14,280
  Fund accounting...........................................    49,370
  Trustees' fees............................................     4,235
  12b-1 service and distribution fees.......................   374,513
  Legal.....................................................    12,238
  Other.....................................................    19,217
                                                                         -----------
        Total expenses......................................               1,259,896
                                                                         -----------
NET INVESTMENT LOSS.........................................              (1,124,176)
                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized gain (loss) on
    Investments.............................................               5,922,807
    Options.................................................              (1,435,979)
  Net unrealized appreciation during the period on
    investments.............................................               7,589,753
                                                                         -----------
        Net gain on investment transactions.................              12,076,581
                                                                         -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $10,952,405
                                                                         ===========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1998*           1997
                                                              ------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment loss.......................................  $(1,124,176)   $ (1,956,614)
  Net realized gain (loss) on
    Investments.............................................    5,922,807      (2,724,314)
    Options.................................................   (1,435,979)             --
  Net unrealized appreciation during the period on
    investments.............................................    7,589,753      10,129,785
                                                              ------------   ------------
        Net increase resulting from operations..............   10,952,405       5,448,857
                                                              ------------   ------------
Fund share transactions (Note 4)
  Class A...................................................   (7,414,875)      5,850,880
  Class B...................................................   (1,330,695)     10,569,687
  Class C...................................................     (111,596)      5,031,194
  Advisor Class.............................................      553,902              --
                                                              ------------   ------------
    Net (decrease) increase resulting from Fund share
     transactions...........................................   (8,303,264)     21,451,761
                                                              ------------   ------------
TOTAL INCREASE IN NET ASSETS................................    2,649,141      26,900,618
NET ASSETS
  Beginning of period.......................................  122,183,073      95,282,455
                                                              ------------   ------------
  END OF PERIOD.............................................  $124,832,214   $122,183,073
                                                              ============   ============

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                                                 FOR THE PERIOD
                                           FOR THE SIX                                                            MARCH 3, 1993
                 CLASS A                   MONTHS ENDED                                                          (COMMENCEMENT)
                                             JUNE 30,               FOR THE YEAR ENDED DECEMBER 31,              TO DECEMBER 31,
                                           ------------      ----------------------------------------------      ---------------
                                              1998*           1997         1996         1995         1994             1993
SELECTED PER SHARE DATA                    ------------      -------      -------      -------      -------      ---------------
Net asset value, beginning of period.....    $ 27.67         $ 26.54      $ 24.12      $ 18.38      $ 17.93          $ 10.00
                                             -------         -------      -------      -------      -------          -------
  Income from investment operations
  Net investment loss....................       (.21)(g)        (.41)(g)     (.35)        (.24)        (.24)(a)         (.07)(a)
  Net realized and unrealized gain on
    investment transactions..............       2.85(g)         1.54(g)      4.84         7.90          .82             8.29
                                             -------         -------      -------      -------      -------          -------
    Total from investment operations.....       2.64            1.13         4.49         7.66          .58             8.22
                                             -------         -------      -------      -------      -------          -------
  Less distributions
  From net realized gain.................         --              --         2.07         1.92           --              .29
  From capital paid-in...................         --              --           --           --          .13               --
                                             -------         -------      -------      -------      -------          -------
    Total distributions..................         --              --         2.07         1.92          .13              .29
                                             -------         -------      -------      -------      -------          -------
Net asset value, end of period...........    $ 30.31         $ 27.67      $ 26.54      $ 24.12      $ 18.38          $ 17.93
                                             =======         =======      =======      =======      =======          =======
Total return(%)..........................       9.54(e)         4.26(b)     18.52(b)     42.07(b)      3.29(b)         45.33(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).............................    $63,398         $64,910      $55,944      $39,456      $21,493          $14,212
Ratio of expenses to average net assets
  With expense reimbursement(%)..........         --              --           --           --         2.20             1.93(d)
  Without expense reimbursement(%).......       1.69(d)         1.67         1.76         1.95         2.22             2.33(d)
Ratio of net investment loss to average
  net assets(%)..........................      (1.47)(d)       (1.37)       (1.31)       (1.39)       (1.72)(a)        (1.30)(a)(d)
Portfolio turnover rate(%)...............         34              65           68           86           67               41
Average commission rate(f)...............    $ .0960         $ .0710      $ .0601          N/A          N/A              N/A

                      (See Notes to Financial Statements)

                                                                                                                  FOR THE PERIOD
                                           FOR THE SIX                                                           OCTOBER 23, 1993
                 CLASS B                   MONTHS ENDED                                                           (COMMENCEMENT)
                                             JUNE 30,               FOR THE YEAR ENDED DECEMBER 31,              TO DECEMBER 31,
                                           ------------      ----------------------------------------------      ----------------
                                              1998*           1997         1996         1995         1994              1993
SELECTED PER SHARE DATA                    ------------      -------      -------      -------      -------      ----------------
Net asset value, beginning of period.....    $ 27.26         $ 26.33      $ 24.12      $ 18.38      $ 17.93           $ 18.21
                                             -------         -------      -------      -------      -------           -------
  Income (loss) from investment
    operations
  Net investment loss....................       (.32)(g)        (.33)(g)     (.40)        (.35)        (.29)(a)          (.04)(a)
  Net realized and unrealized gain on
    investment transactions..............       2.81(g)         1.26(g)      4.68         7.85          .74               .03
                                             -------         -------      -------      -------      -------           -------
    Total from investment operations.....       2.49             .93         4.28         7.50          .45              (.01)
                                             -------         -------      -------      -------      -------           -------
  Less distributions
  From net realized gain.................         --              --         2.07         1.76           --               .27
                                             -------         -------      -------      -------      -------           -------
    Total distributions..................         --              --         2.07         1.76           --               .27
                                             -------         -------      -------      -------      -------           -------
Net asset value, end of period...........    $ 29.75         $ 27.26      $ 26.33      $ 24.12      $ 18.38           $ 17.93
                                             =======         =======      =======      =======      =======           =======
Total return(%)..........................       9.13(e)         3.53(b)     17.65(b)     41.03(b)      2.51(b)           (.05) (e)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).............................    $50,671         $47,789      $35,321      $13,985      $ 5,015           $ 1,216
Ratio of expenses to average net assets
  With expense reimbursement(%)..........         --              --           --           --         2.95              2.68(d)
  Without expense reimbursement(%).......       2.44(d)         2.43         2.52         2.70         2.97              3.08(d)
Ratio of net investment loss to average
  net assets(%)..........................      (2.22)(d)       (2.13)       (2.07)       (2.14)       (2.47)(a)         (2.05)(a)(d)
Portfolio turnover rate(%)...............         34              65           68           86           67                41
Average commission rate(f)...............    $ .0960         $ .0710      $ .0601          N/A          N/A               N/A

                      (See Notes to Financial Statements)

                                                                                                  FOR THE PERIOD
                                                              FOR THE SIX         FOR THE         APRIL 30, 1996
                          CLASS C                             MONTHS ENDED       YEAR ENDED       (COMMENCEMENT)
                                                                JUNE 30,        DECEMBER 31,      TO DECEMBER 31,
                                                              ------------      ------------      ---------------
                                                                 1998*              1997               1996
SELECTED PER SHARE DATA                                       ------------      ------------      ---------------
Net asset value, beginning of period........................    $ 27.23           $ 26.29             $ 29.69
                                                                -------           -------             -------
  Income (loss) from investment operations
  Net investment loss.......................................       (.31)(g)          (.34)(g)            (.14)
  Net realized and unrealized gain (loss) on investment
    transactions............................................       2.80(g)           1.28(g)            (1.19)
                                                                -------           -------             -------
    Total from investment operations........................       2.49               .94               (1.33)
                                                                -------           -------             -------
  Less distributions
  From net realized gain....................................         --                --                2.07
                                                                -------           -------             -------
    Total distributions.....................................         --                --                2.07
                                                                -------           -------             -------
Net asset value, end of period..............................    $ 29.72           $ 27.23             $ 26.29
                                                                =======           =======             =======
Total return(%).............................................       9.14(e)           3.58(b)            (4.48)(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $10,221           $ 9,484             $ 4,018
Ratio of expenses to average net assets
  Without expense reimbursement(%)..........................       2.40(d)           2.39                2.52(d)
Ratio of net investment loss to average net assets(%).......      (2.18)(d)         (2.09)              (2.07)(d)
Portfolio turnover rate(%)..................................         34                65                  68
Average commission rate(f)..................................    $ .0960           $ .0710             $ .0601

                      (See Notes to Financial Statements)

                                                                   FOR THE PERIOD
                                                                  FEBRUARY 18, 1998
                       ADVISOR CLASS                               (COMMENCEMENT)
                                                                     TO JUNE 30,
                                                                  -----------------
                                                                        1998*
SELECTED PER SHARE DATA                                           -----------------
Net asset value, beginning of period........................           $ 28.82
                                                                       -------
  Income (loss) from investment operations
  Net investment loss(g)....................................              (.08)
  Net realized and unrealized gain on investment
    transactions(g).........................................              1.62
                                                                       -------
    Total from investment operations........................              1.54
                                                                       -------
Net asset value, end of period..............................           $ 30.36
                                                                       =======
Total return(%)(e)..........................................              5.34
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................           $   542
Ratio of expenses to average net assets
  Without expense reimbursement(%)(d).......................              1.23
Ratio of net investment loss to average net assets(%)(d)....             (1.01)
Portfolio turnover rate(%)..................................                34
Average commission rate(f)..................................           $ .0960

---------------

(a) Net investment loss is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c)    Total return represents aggregate total return since April
       30, 1993 (when the Fund became available for sale to the public) and does not reflect a sales charge.
(d)    Annualized
(e) Total return represents aggregate total return and does not reflect a sales charge.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
       This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(g)    Based on average shares outstanding
*Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy US Emerging Growth Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1998, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     OPTIONS -- The Fund may write (sell) put options on securities and stock indices, and may write (sell) covered call options on securities held in its portfolio. When the Fund writes a call, it gives the purchaser of the call option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months. When the Fund holds covered call options, the underlying securities are held in a segregated account by the custodian.

     If the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder. For options on indices, cash settlement by the Fund will be required if the option is exercised.

     By writing a call option, the Fund forgoes, in exchange for the premium less the commission (the "net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price.

     The liability representing the Fund's obligation under an exchange traded written call option is valued at the last sale price or, in the absence of a sale, the last offering price.

     In addition, the Fund may purchase put options on securities and stock indices. Exchange traded purchased options are valued at the last sale price or, in the absence of a sale, the last bid price.

     CASH AND CASH EQUIVALENTS -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At June 30, 1998 the interest rate was 5.25%.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The fund has a net tax-basis capital loss carryforward of approximately $1,852,000 as of December 31, 1997, which may be applied against any realized net taxable capital gain of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryforward expires in 2005.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of .85% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $6,353.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $80,029, $245,225 and $49,259, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $79,850, $61,878, $10,319 and $39, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS A             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................   252,208   $  7,417,220    2,170,667   $ 56,373,000
Repurchased...............  (506,275)   (14,832,095)  (1,933,287)   (50,522,120)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...  (254,067)  $ (7,414,875)     237,380   $  5,850,880
                            ========   ============   ==========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS B             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................   161,742   $  4,734,066      864,508   $ 22,228,831
Repurchased...............  (211,793)    (6,064,761)    (452,583)   (11,659,144)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...   (50,051)  $ (1,330,695)     411,925   $ 10,569,687
                            ========   ============   ==========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS C             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................    72,519   $  2,114,980      267,610   $  6,926,383
Repurchased...............   (76,926)    (2,226,576)     (72,128)    (1,895,189)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...    (4,407)  $   (111,596)     195,482   $  5,031,194
                            ========   ============   ==========   ============

                                FOR THE PERIOD
                               FEBRUARY 18, 1998
                                (COMMENCEMENT)
                               TO JUNE 30, 1998
                            -----------------------
      ADVISOR CLASS          SHARES       AMOUNT
      -------------         --------   ------------
Sold......................    19,941   $    616,114
Repurchased...............    (2,100)       (62,212)
                            --------   ------------
Net increase..............    17,841   $    553,902
                            ========   ============

03IEGF063098

June 30, 1998                                                       IVY FUNDS(R)

IVY
GROWTH
FUND






SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.



Market Commentary

The Ivy Growth Fund continues to combine investments in US emerging growth and international stocks with a core portfolio of mid- and large-capitalization US stocks. We believe allocating investments to international markets and small-cap growth stocks could be among the most important actions to be taken over the next several years.

In the US, we expect growth as a whole to moderate, which would slow the upward trend of US stocks. Furthermore, according to our research, investors have clearly favored liquid, large-cap stocks when selecting US equities, which became even more pronounced recently when renewed worries about Asia surfaced in late April. This has created a valuation disparity between small- and large-company US stocks, which is reflected in the low price to earnings (P/E) ratio of the emerging growth sector when compared to that of the S&P 500. We believe that at some point this disparity will be corrected, creating a very favorable environment for small companies that can deliver robust earnings growth.

In the first half of 1998 in the US, a potent combination of subdued inflation and solid economic growth continued to drive the stock market higher. Economic turmoil in Asia, when combined with a strong US dollar, has helped boost US stocks, particularly large caps. This is primarily because the US market is viewed as a safe haven for foreign money. However, many analysts now believe that the impact of the Asian turmoil on our economy will be felt over the next six to nine months as the earnings of many larger companies will be directly impacted by the economic slowdown in Asia. Also, larger companies have been the prime beneficiaries of all the corporate restructuring that has taken place during the past decade. We believe that the Asia slowdown, combined with a winding down of restructuring activity, could lead to slower revenue growth for large caps going forward. So, in the core portion of the Ivy Growth Fund, much of the focus has been on the mid-cap sector, especially given the already rather rich valuations for many large-company stocks.

Most of the companies in the emerging growth component of the Fund continue to show excellent fundamentals and robust earnings growth. We continue to focus on identifying dynamic growth companies early in their life cycles and then holding them through their strong-growth phase in the belief that over the long term their superior earnings growth will translate into attractive returns.

On the international front, Europe continues to do well, with the momentum established in 1997 being combined with optimism for Economic and Monetary Union
(EMU), which will unite most of Europe under one economic roof. We believe that the implementation of EMU will reinforce some very positive trends already under way, including corporate restructuring, cross-border consolidation and removal of trade barriers. Asia continues to be weak, but we are selectively optimistic about the region, and are finding undervalued companies in Hong Kong, Singapore and Malaysia, as well as Australia, and, for the first time in about a decade, Japan. Our approach regarding international investing in the Fund continues to entail a search for companies which our research indicates represent long-term value.

We believe that the Ivy Growth Fund provides broad economic and geographic diversification, and, in our view, offers investors the opportunity for capital appreciation.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer
                                 Legal Counsel
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

       EQUITY SECURITIES -- 94.47%           SHARES        VALUE
------------------------------------------
BASIC INDUSTRIES -- 6.99%
AKZO Nobel NV(a)..........................      6,000   $  1,333,777
Anglo-American Corporation of South Africa
  Limited(a)..............................     18,100        614,599
AssiDoman AB(a)...........................     24,200        704,005
Billiton Plc(a)...........................    282,200        572,083
Broken Hill Proprietary Company
  Limited(a)..............................     93,800        792,865
Companhia Vale do Rio Doce -- Preferred
  A.......................................     10,000        203,180
Companhia Vale do Rio Doce -- Sponsored
  ADR(a)..................................     30,000        609,600
Crown Cork & Seal Company, Inc. ..........     87,000      4,132,500
Du Pont (E.I.) De Numours & Company.......     11,500        858,188
Enso OY -- R Shares(a)....................     72,000        778,203
Ferro Corporation.........................     27,000        683,438
Fletcher Challenge Building(a)............    183,750        228,917
Fletcher Challenge Forests(a).............    129,566         72,636
Fletcher Challenge Paper(a)...............    184,500        204,951
Hanson plc................................     16,000        485,000
Harsco Corporation........................     67,500      3,092,344
Holderbank Financiere Glaris AG(a)........      1,520      1,934,058
Imperial Chemical Industries PLC --
  Sponsored ADR(a)........................     19,000      1,225,500
Inco Limited(a)...........................     19,600        267,235
Lubrizol Corporation, The.................     28,000        847,000
Nampak Limited(a).........................     93,100        221,289
Rio Tinto plc(a)..........................     51,000        574,806
Stora Kopparbergs Bergslags Aktiebolag
  Aktiebolag (STORA) -- A Shares(a).......     46,200        727,039
Trelleborg AB B Free Shares(a)............    106,300      1,399,570
Union Carbide Corporation Holding
  Company.................................     12,000        640,500
UPM-Kymmene OY(a).........................     28,840        793,739
                                                        ------------
                                                          23,997,022
                                                        ------------
BUSINESS SERVICES -- 14.57%
ABR Information Services, Inc.(b).........     65,500      1,555,625
Abacus Direct Corporation(b)..............     16,000        831,000
Advantage Learning Systems, Inc.(b).......     17,200        470,850
Amdocs Limited(b).........................     14,900        225,363
Applied Graphics Technologies, Inc.(b)....     20,200        924,150
Banta Corporation.........................     83,000      2,562,625
CBT Group Public Limited Company(b).......     35,400      1,893,900
CHS Electronics, Inc.(b)..................     58,650      1,048,369
Cambridge Technology Partners, Inc.(b)....     10,900        595,413
Children's Comprehensive Services,
  Inc.(b).................................     40,400        600,950
Cornell Corrections, Inc.(b)..............     31,300        657,300
Corporate Services Group Plc(a)...........    158,000        628,741
Corporate Services Group Plc
  Rights(a)(b)............................     39,500          7,579
Cotelligent Group, Inc.(b)................     17,900        418,413
Dendrite International, Inc.(b)...........     20,600        775,075
Electronic Data Systems Corp.(b)..........    145,000      5,800,000
FactSet Research Systems Inc.(b)..........     42,900      1,394,250
First Data Corporation....................    167,000      5,563,188
Gartner Group, Inc.(b)....................     33,600      1,176,000
HA-LO Industries, Inc.(b).................     36,600      1,139,175
Harte-Hanks Communications................    120,000      3,097,500
Inacom Corp.(b)...........................     20,000        635,000
Ingram Micro, Inc.(b).....................     14,000        619,500
Inspire Insurance Solutions, Inc.(b)......     27,400        911,050
International Network Services(b).........     26,600      1,090,600
LECG, Inc.(b).............................     53,300        799,500
Lason Holdings, Inc.(b)...................     35,300      1,923,850
MSC Industrial Direct Co., Inc.(b)........     54,000      1,539,000
Metro Networks, Inc.(b)...................     28,200      1,216,125
PMT Services, Inc.(b).....................     70,000      1,780,625
Paychex, Inc. ............................     22,500        915,469

            EQUITY SECURITIES                SHARES        VALUE
Profit Recovery Group International,
  Inc.(b).................................     76,400   $  2,134,425
Rental Service Corporation(b).............     30,000      1,008,750
Sykes Enterprises, Inc.(b)................     45,800        918,863
Transaction Network Services, Inc.(b).....     63,750      1,342,734
U.S.A. Floral Products, Inc.(b)...........     47,400        746,550
Wackenhut Corrections Corporation(b)......     47,200      1,103,300
                                                        ------------
                                                          50,050,807
                                                        ------------
CAPITAL GOODS -- 3.28%
AGCO Corporation..........................     88,000      1,809,500
American Standard Companies, Inc.(b)......     20,300        907,156
Ballantyne of Omaha, Inc.(b)..............     55,500        464,813
Fluor Corporation.........................     10,000        510,000
Foster Wheeler Corporation................     15,000        321,563
Kaydon Corporation........................     16,000        565,000
Rauma OY(a)...............................     21,803        447,069
S.K.F. AB Series "B"(a)...................     32,000        581,822
Schneider, S.A.(a)........................     15,379      1,226,295
Tecumseh Products Company.................      9,000        475,313
Tenneco, Inc. ............................     13,000        494,813
Tyco International Ltd. ..................     33,880      2,134,440
US Filter Corporation(b)..................     47,000      1,318,938
                                                        ------------
                                                          11,256,722
                                                        ------------
CONGLOMERATES -- 0.86%
Benpres Holdings Corp. -- Sponsored
  GDR.(a)(b)..............................     57,000        139,650
Cheung Kong(a)............................    139,000        683,467
Genting Berhad(a).........................    140,000        253,164
Guangdong Investments(a)..................    400,000         89,822
Jardine Matheson Holdings Ltd.(a).........     75,200        203,040
Jardine Strategic Holdings Ltd.(a)........    171,562        325,968
Metro Pacific Corporation(a)(b)...........  2,064,958         47,043
New World Development Company
  Ltd.(a).................................    114,654        221,951
Pacific Dunlop Ltd.(a)....................    315,000        509,114
Sime Darby Bhd(a).........................    387,000        266,865
Swire Pacific Ltd. Class A(a).............     57,000        215,168
                                                        ------------
                                                           2,955,252
                                                        ------------
CONSUMER DURABLES -- 2.48%
Brunswick Corp. ..........................     11,500        284,625
Daimler-Benz AG(a)........................      8,250        808,987
Electrolux AB(a)..........................     62,500      1,073,675
Fiat Sp A(a)..............................    291,500      1,275,840
Harley-Davidson, Inc. ....................     17,000        658,750
Perusahaan Otomobil Nasional
  Berhad(a)...............................    228,000        145,678
Peugeot Citroen(a)........................      6,200      1,333,106
Volkswagen AG(a)..........................      2,200      2,114,641
Volvo AB B Shares(a)......................     28,000        833,861
                                                        ------------
                                                           8,529,163
                                                        ------------
CONSUMER NON-DURABLES -- 8.54%
Blyth Industries, Inc.(b).................     26,150        869,488
Cadbury Schweppes PLC(a)..................     27,000        418,059
Cutter & Buck Inc.(b).....................     43,400      1,171,800
Diageo plc -- Sponsored ADR(a)............     23,417      1,128,406
Fraser & Neave Ltd(a).....................    130,000        349,338
Fuji Photo Film(a)........................     22,000        765,644
Gallaher Group Plc(a).....................    134,000        742,841
Groupe Danone(a)..........................      4,500      1,240,732
Gucci Group(a)............................     33,000      1,688,754
Hasbro, Inc. .............................     34,500      1,356,281
Mattel, Inc. .............................     64,000      2,708,000
Nestle AG Registered(a)...................        613      1,311,830
Next Plc(a)...............................     89,000        766,242
Nine West Group, Inc.(b)..................    177,000      4,745,813
PepsiCo, Inc. ............................     55,000      2,265,313
President Enterprises(a)(b)...............    147,600        133,164

JUNE 30, 1998 (UNAUDITED)

            EQUITY SECURITIES                SHARES        VALUE
------------------------------------------
Rembrandt Group Limited(a)................     51,000   $    320,372
Scholastic Corporation(b).................     27,500      1,096,563
South African Breweries Ltd.(a)...........     10,022        207,586
South African Breweries Ltd. Sponsored
  ADR(a)..................................      5,200        107,708
Swatch Group, The AG(a)...................      1,000        772,673
Tate & Lyle PLC(a)........................    109,000        865,230
Tsingtao Brewery Series H(a)(b)...........    415,400         64,867
Tupperware Corporation....................     26,500        745,313
Unilever NV ADR(a)........................     14,300      1,128,806
Vina Concha y Toro S.A.(a)................      9,800        279,300
Warnaco Group, Inc. Class A...............     49,400      2,096,413
                                                        ------------
                                                          29,346,536
                                                        ------------
CONSUMER SERVICES -- 8.21%
Apollo Group, Inc. -- Class A(b)..........     14,850        490,978
Carnival Corporation Class A..............     54,000      2,139,750
Dave & Buster's, Inc.(b)..................     25,000        621,875
Deutsche Lufthansa AG(a)..................     13,600        341,312
Dollar Tree Stores, Inc.(b)...............     26,400      1,072,500
Equity Corporation International(b).......     25,200        604,800
Extended Stay America, Inc.(b)............     27,000        303,750
Far Eastern Department Stores Ltd.(a).....    215,773        156,992
Federated Department Stores, Inc.(b)......      7,000        376,688
Galeries Lafayette(a).....................      1,220      1,216,765
Guitar Center, Inc.(b)....................     27,300        822,413
Harcourt General, Inc. ...................     19,000      1,130,500
International Speedway Corp. -- Class A...     23,800        676,813
J.C. Penney Co., Inc. ....................     25,000      1,807,813
Lowe's Companies, Inc. ...................     31,000      1,257,438
Lusomundo-SGPS S.A. Preferred
  Shares(a)...............................     51,200        675,201
McDonald's Corporation....................     48,500      3,346,500
Penske Motorsports, Inc.(b)...............     14,200        414,463
Premier Parks, Inc.(b)....................     26,200      1,745,575
Robinson Department Store Public Company
  Limited(a)(b)...........................    272,100          7,847
Royal Caribbean Cruises Ltd. .............     18,800      1,494,600
SGS Societe Generale de Surveillance
  Holding, SA(a)..........................      1,200        412,972
Safeway plc(a)............................    139,000        913,770
Santa Isabel S.A. Sponsored ADR(a)........      2,925         32,175
Sears, Roebuck & Co. .....................     14,500        885,406
Singapore Airlines Ltd(a).................    136,000        635,935
Speedway Motorosports, Inc.(b)............      8,400        214,725
Sun International Hotels Ltd.(b)..........     22,000      1,001,000
Tourism Holdings Limited(a)(b)............    669,856        382,484
Tricon Global Restaurants, Inc.(b)........     25,100        795,356
Walt Disney Company, The..................      8,000        840,500
Westwood One, Inc.(b).....................     55,000      1,387,031
                                                        ------------
                                                          28,205,927
                                                        ------------
ENERGY -- 3.49%
Dresser Industries, Inc. .................     24,000      1,057,500
Elf Aquitaine S.A.(a).....................      5,700        801,352
Enron Corporation.........................     43,000      2,324,688
Fletcher Challenge Energy(a)..............    133,750        319,367
Helmerich & Payne, Inc. ..................     40,000        890,000
Noble Drilling Corporation(b).............     45,000      1,082,813
Norsk Hydro A.S. Sponsored ADR(a).........     12,100        533,913
Nuevo Energy Company(b)...................     17,300        555,763
Offshore Logistics, Inc.(b)...............      7,146        126,842
Repsol SA -- Sponsored ADR(a).............      8,000        440,000
Schlumberger, Ltd. .......................     18,000      1,229,625
Shell Transport & Trading Co.(a)..........    112,000        786,731
Total S.A. ADR(a).........................     20,155      1,317,633
YPF S.A. Sponsored ADR(a).................     16,800        505,050
                                                        ------------
                                                          11,971,277
                                                        ------------

            EQUITY SECURITIES                SHARES        VALUE
FINANCIAL SERVICES -- 12.78%
ABN Amro Bank(a)..........................     20,800   $    486,712
A.F.P. Provida S.A. Sponsored ADR(a)......     10,300        171,881
AMBAC, Inc. ..............................     31,000      1,813,500
AMMB Holdings Bhd(a)......................    100,000         52,562
Aegon NV..................................     20,294      1,755,431
Arab Malaysian Corporation Berhad(a)......    189,000         40,785
Australia & New Zealand Banking Group
  Ltd.(a).................................     78,000        538,076
BG Bank A/S(a)............................      6,800        421,160
Banca Popolare di Milano(a)...............    135,000      1,074,653
Bangkok Bank Public Company
  Limited(a)..............................     45,000         55,319
Bank of Ireland(a)........................     48,175        991,089
Bankers Trust Corporation.................      7,000        812,438
Banque Nationale de Paris(a)..............     10,700        874,260
Barclays PLC(a)...........................     30,500        880,892
Compagnie Financiere de Paribas(a)........     12,455      1,332,839
Den Danske Bank(a)........................      3,900        467,862
Exel Limited..............................     33,000      2,567,813
Federal Agricultural Mortgage Corp. Class
  C(b)....................................      8,000        455,000
Federal National Mortgage Association.....     45,000      2,733,750
First Chicago NBD Corporation.............      6,000        531,750
First Union Corporation...................     28,000      1,631,000
Fortis Amev NV(a).........................     24,500      1,434,430
Freddie Mac...............................     61,000      2,870,813
HSBC Holdings plc(a)......................     42,997      1,051,539
ING Group NV(a)...........................     19,156      1,254,327
J.P. Morgan & Company Inc. ...............      7,500        878,438
Krung Thai Bank Public Company
  Limited(a)(b)...........................     75,000          9,929
Krung Thai Thanakit PLC(a)(b).............     26,000          3,995
Liberty Life Association of Africa
  Limited(a)..............................     20,000        392,528
Litchfield Financial Corp. ...............     43,500        913,500
National Australia Bank Ltd.(a)...........     42,000        553,978
National Westminster Bank PLC(a)..........     41,500        742,974
NationsBank Corporation...................     15,100      1,155,150
Nava Finance and Securities Public Company
  Limited(a)(c)...........................     40,000             --
Norwest Corporation.......................     41,600      1,554,800
Overseas Union Bank Ltd.(a)...............    106,000        232,142
PennCorp Financial, Inc. .................     39,000        799,500
Peregrine Investments Holdings
  Limited(a)(c)(d)........................    428,000             --
Providian Corporation.....................     29,000      2,278,313
RHB Capital Berhad(a).....................    103,000         41,970
RHB Sakura Merchant Bankers
  Berhad(a)...............................      5,150          1,341
Resource Bancshares Mortgage
  Group, Inc. ............................     63,000      1,173,375
SG Asia Credit Company PLC
  Limited(a)(b)...........................     23,800          4,726
Societe Generale(a).......................      4,700        977,154
Terra Nova (Bermuda) Holdings Ltd. .......     30,000        941,250
Travelers, Inc. ..........................     39,315      2,383,472
Unidanmark A/S(a).........................      5,600        503,241
United Overseas Bank Ltd.(a)..............     60,000        186,448
Westpac Banking Corp. Ltd.(a).............     84,000        512,365
Willis Lease Finance Corporation(b).......     58,200      1,331,325
                                                        ------------
                                                          43,871,795
                                                        ------------
HEALTHCARE -- 9.32%
Agouron Pharmaceuticals, Inc.(b)..........     15,100        457,719
Alkermes, Inc.(b).........................     20,000        357,500
Allegiance Corporation....................     28,000      1,435,000
American Oncology Resources, Inc.(b)......     40,100        489,972
ArQule, Inc.(b)...........................     20,000        258,750

JUNE 30, 1998 (UNAUDITED)

            EQUITY SECURITIES                SHARES        VALUE
------------------------------------------
Astra AB -- B Free Shares(a)..............     72,800   $  1,451,445
Boston Scientific Corporation(b)..........      7,000        501,375
CIMA Labs, Inc.(b)........................     21,600         72,225
ChiRex Inc.(b)............................     43,600        765,725
Coast Dental Services, Inc.(b)............     24,500        346,063
Columbia/HCA Healthcare Corp. ............     31,500        917,438
Elan Corp. PLC -- Sponsored
  ADR.(a)(b)..............................     42,000      2,701,125
Geltex Pharmaceuticals, Inc.(b)...........     20,000        372,500
Health Management Associates, Inc.(b).....     37,500      1,253,906
Horizon Mental Health Management,
  Inc.(b).................................     58,700      1,027,250
IMPATH, Inc.(b)...........................     25,000        607,813
Johnson & Johnson.........................     15,000      1,106,250
Medpartners, Inc.(b)......................     39,000        312,000
MedQuist, Inc.(b).........................     28,500        822,938
Merck KGaA(a).............................     24,000      1,072,999
NCS HealthCare, Inc. Class A(b)...........     15,400        438,900
Omnicare, Inc. ...........................     39,200      1,494,500
Orthodontic Centers of America, Inc.(b)...    110,900      2,321,969
PathoGenesis Corp.(b).....................     14,200        411,800
Pediatrix Medical Group Inc.(b)...........     26,500        985,469
Penederm, Inc.(b).........................      5,500        110,000
Pharmacia & Upjohn, Inc.(a)...............     23,000      1,060,875
Pharmacyclics, Inc.(b)....................      8,000        190,000
PhyCor, Inc.(b)...........................     20,000        331,250
Sepracor, Inc.(b).........................     15,900        659,850
Serologicals Corporation(b)...............     53,400      1,722,150
Theragenics Corp.(b)......................     20,000        521,250
Total Renal Care Holdings,Inc.(b).........     78,740      2,716,530
Trinity Biotech PLC ADR Warrants B(b).....     30,000          3,750
US Surgical Corp. ........................     40,000      1,825,000
Ventana Medical Systems, Inc.(b)..........     19,500        546,000
Vertex Pharmaceuticals, Inc.(b)...........      7,000        157,500
Yung Shin Pharmaceuticals Industries
  Co.(a)..................................     82,500        194,482
                                                        ------------
                                                          32,021,268
                                                        ------------
INDUSTRIAL -- 1.61%
Clipsal Industries Ltd.(a)................    252,000        225,540
General Electric Company..................     24,500      2,229,500
Hunter Douglas NV(a)......................     19,800      1,075,546
Societe Generale d'Enterprises SA(a)(b)...      7,500        354,654
Suez Lyonnaise des Eaux(a)................      6,499      1,069,545
Waste Management International
  plc.(a)(b)..............................     51,400        558,975
                                                        ------------
                                                           5,513,760
                                                        ------------
INTERNET & ELECTRONIC COMMERCE -- 1.52%
America Online, Inc. .....................     10,000      1,060,000
Broadvision, Inc.(b)......................     26,000        620,750
Pegasus Systems, Inc.(b)..................     35,200        902,000
QRS Corporation(b)........................     26,400        993,300
Sterling Commerce, Inc.(b)................     13,000        630,500
Transactions Systems Architects,
  Inc.(b).................................     26,400      1,016,400
                                                        ------------
                                                           5,222,950
                                                        ------------
PROPERTY DEVELOPERS & INVESTMENT -- 0.07%
DBS Land Limited(a).......................    157,000        130,099
Sime UEP Properties Berhad(a).............    200,000        114,768
                                                        ------------
                                                             244,867
                                                        ------------
TECHNOLOGY -- 17.80%
ADC Telecommunications Inc.(b)............     15,300        558,928
ASM Lithography Holding NV(a)(b)..........      8,400        244,125
Acer Incorporation(a)(b)..................     68,750         82,435
Advanced Fibre Communications(b)..........     33,600      1,346,100
American Power Conversion Corp.(b)........     52,200      1,566,000

            EQUITY SECURITIES                SHARES        VALUE
Artisan Components, Inc.(b)...............     24,500   $    330,750
Ascend Communications Inc.(b).............     13,000        644,313
Aspect Development, Inc.(b)...............     19,600      1,482,250
Bell & Howell Holdings Company(b).........     84,000      2,168,250
Cabletron Systems, Inc.(b)................     18,000        241,875
Cadence Design Systems, Inc.(b)...........     21,000        656,250
Canon Inc.(a).............................     39,000        885,182
CIENA Corporation(b)......................     25,100      1,747,588
Cisco Systems, Inc.(b)....................     92,500      8,515,781
Concord Communications, Inc.(b)...........     30,500        779,656
Corsair Communications, Inc.(b)...........     64,300        598,794
Deltek Systems, Inc.(b)...................     37,400        916,300
Diebold Incorporated......................     47,500      1,371,563
ENCAD, Inc.(b)............................     20,000        272,500
EarthShell Corporation(b).................     27,900        272,025
Elec & Eltek International Co. Ltd.(a)....    159,500        539,110
Etec Systems, Inc.(b).....................     14,900        524,294
Gemstar International Group Limited(b)....     32,700      1,224,206
Gilat Satellite Networks Ltd.(b)..........     15,000        501,563
HNC Software Inc.(b)......................     15,000        612,188
H.T.E., Inc.(b)...........................     60,800        820,800
Hewlett-Packard Company...................     14,000        838,250
Intel Corp. ..............................     33,000      2,446,125
International Business Machines Corp. ....     13,000      1,492,563
International Telecommunication Data
  Systems, Inc.(b)........................     39,750      1,152,750
Jabil Circuit, Inc.(b)....................      7,700        254,581
KLA-Tencor Corporation(b).................     17,000        470,688
Linear Technology Corporation.............      8,000        482,500
Loral Space & Communications Ltd.(b)......     50,500      1,426,625
Matsushita Electric Industrial Company,
  Ltd(a)..................................     50,000        803,401
Maxim Integrated Products, Inc.(b)........     24,800        785,850
Microsoft Corporation(b)..................     32,100      3,478,838
Molecular Devices Corporation(b)..........        200          3,225
Motorola, Inc. ...........................     14,000        735,875
Network Appliance, Inc.(b)................     36,200      1,409,538
Network Associates, Inc.(b)...............     16,050        768,394
New Era of Networks, Inc.(b)..............     24,500        747,250
Oracle Systems Corp.(b)...................     23,000        564,938
Pegasystems Inc.(b).......................     16,200        439,425
Peoplesoft, Inc.(b).......................     12,000        564,000
Philips Electronics NV(a).................     16,800      1,412,235
Photronics, Inc.(b).......................     39,700        875,881
Renaissance Worldwide, Inc.(b)............     24,000        522,000
Sanmina Corporation(b)....................      8,800        381,700
Saville Systems Ireland plc.(b)...........     30,100      1,508,763
Sharp Corporation(a)......................    116,000        939,467
Sony Corporation(a).......................     14,600      1,257,124
Tellabs, Inc.(b)..........................     33,400      2,392,275
Uniphase Corporation(b)...................     13,300        834,991
Veritas Software Corporation(b)...........     23,250        961,969
Visio Corporation(b)......................     24,400      1,165,100
Whittman-Hart, Inc.(b)....................     23,000      1,112,625
                                                        ------------
                                                          61,131,772
                                                        ------------
TELEPHONE & ELECTRIC -- 2.95%
Cia. de Telecomunicaciones de Chile
  S.A.(a).................................     10,625        215,820
Citizens Utilities Company -- CL B(b).....    243,720      2,345,808
Empresa Nacional de Electridad S.A.(a)....     11,800        168,150
Endesa S. A -- Sponsored ADR..............     65,600      1,418,600
Nextel Communications, Inc.(b)............     29,000        721,375
Portugal Telecom S.A. -- ADR(a)...........     10,800        571,725
Telecom Corporation of New Zeland
  Limited(a)..............................    119,000        490,463

JUNE 30, 1998 (UNAUDITED)

            EQUITY SECURITIES                SHARES        VALUE
------------------------------------------
Telecomunicacoes Brasileiral S.A.
  ADR(Telebras)...........................     13,400   $  1,463,113
Telefonica de Argentina -- ADS(a).........      9,100        295,181
Telefonica de Espana S.A. -- ADR(a).......     14,800      2,058,125
Western Wireless Corp. ...................     19,000        378,813
                                                        ------------
                                                          10,127,173
                                                        ------------
TOTAL EQUITY SECURITIES
  (Cost -- $234,669,486)..................               324,446,291
                                                        ------------
REAL ESTATE INVESTMENT TRUSTS
(REITS) -- 0.96%
------------------------------------------
Amli Residential Properties Trust.........     40,500        868,219
Apartment Investment & Management Co. ....     35,000      1,382,500
First Industrial Realty Trust, Inc. ......     33,000      1,047,750
                                                        ------------
TOTAL REITS
  (Cost -- $2,706,000)....................                 3,298,469
                                                        ------------
TOTAL INVESTMENTS -- 95.43%
  (Cost -- $237,375,486)(e)...............               327,744,760
OTHER ASSETS, LESS LIABILITIES -- 4.57%...                15,683,779
                                                        ------------
NET ASSETS -- 100%........................              $343,428,539
                                                        ============
ADR -- American Depository Receipt
ADS -- American Depository Share
GDR -- Global Depository Receipt
NV  -- Non-voting
(a) Foreign security


(b) Non-income producing security
(c) Securities valued in good faith by the Valuation Committee of the Board of Trustees. The cost of these securities aggregated
    $777,574. See Note 1 to the Financial Statements.
(d) Peregrine Investments Holdings Limited has filed for liquidation under the laws of Hong Kong.
(e) Cost is approximately the same for Federal income tax purposes.

OTHER INFORMATION:

At June 30, 1998, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation....................   $110,940,178
    Gross unrealized depreciation....................    (20,570,904)
                                                        ------------
        Net unrealized appreciation..................   $ 90,369,274
                                                        ============
Purchases and sales of securities other than short-term obligations aggregated $59,052,967 and $77,475,988 respectively, for the period ended June 30, 1998.
Transactions in written put options during the period ended June 30,
1998 were:

                                               NUMBER      PREMIUMS
                                                 OF       RECEIVED/
                                              CONTRACTS     (PAID)
                                              ---------   ----------
Outstanding at January 1, 1998..............       --     $       --
  Contracts written.........................    1,134      1,185,075
  Contracts expired.........................   (1,134)    (1,185,075)
                                               ------     ----------
Outstanding at June 30, 1998................       --     $       --
                                               ======     ==========

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $237,375,486).....  $327,744,760
Cash........................................................    16,819,289
Receivables
  Investments sold..........................................       415,085
  Fund shares sold..........................................        32,516
  Dividends and interest....................................       407,837
Other assets................................................        41,682
                                                              ------------
  Total assets..............................................   345,461,169
                                                              ------------
LIABILITIES
Payables
  Investments purchased.....................................     1,401,598
  Fund shares repurchased...................................       237,375
  Management fee............................................       234,328
  12b-1 service and distribution fees.......................        20,768
  Other payables to related parties.........................        95,083
Accrued expenses............................................        43,478
                                                              ------------
  Total liabilities.........................................     2,032,630
                                                              ------------
NET ASSETS..................................................  $343,428,539
                                                              ============
CLASS A
Net asset value and redemption price per share
  ($337,761,711/16,781,888 shares outstanding)..............  $      20.13
                                                              ============
Maximum offering price per share ($20.13 x 100/94.25)*......  $      21.36
                                                              ============
CLASS B
Net asset value, offering price and redemption price** per
  share ($5,176,441/259,581 shares outstanding).............  $      19.94
                                                              ============
CLASS C
Net asset value, offering price and redemption price*** per
  share ($169,344/8,623 shares outstanding).................  $      19.64
                                                              ============
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($321,043/15,949 shares outstanding)................  $      20.13
                                                              ============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $228,492,138
  Undistributed net realized gain on investments and foreign
    currency transactions...................................    24,120,177
  Undistributed net investment income.......................       454,124
  Net unrealized appreciation on investments and foreign
    currency transactions...................................    90,362,100
                                                              ------------
NET ASSETS..................................................  $343,428,539
                                                              ============

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $146,409 foreign taxes withheld.........               $ 2,031,699
  Interest..................................................                   556,063
                                                                           -----------
                                                                             2,587,762
                                                                           -----------
EXPENSES
  Management fee............................................  $1,425,808
  Transfer agent............................................     370,619
  Administrative services fee...............................     167,742
  Custodian fees............................................      45,967
  Blue Sky fees.............................................      22,011
  Auditing and accounting fees..............................      39,980
  Shareholder reports.......................................      24,108
  Fund accounting...........................................      53,618
  Trustees' fees............................................       4,235
  12b-1 service and distribution fees.......................     117,221
  Legal.....................................................      12,903
  Other.....................................................      30,392
                                                                           -----------
        Total expenses......................................                 2,314,604
                                                                           -----------
NET INVESTMENT INCOME.......................................                   273,158
                                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized gain (loss) on
    Investments and foreign currency transactions...........                20,620,737
    Options.................................................                (1,185,075)
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........                21,549,681
                                                                           -----------
        Net gain on investment transactions.................                40,985,343
                                                                           -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............               $41,258,501
                                                                           ===========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1998*           1997
                                                              ------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $   273,158    $    391,047
  Net realized gain (loss) on
    Investments and foreign currency transactions...........   20,620,737      37,355,207
    Options.................................................   (1,185,075)     (1,152,465)
  Net unrealized appreciation (depreciation) during the
    period on
    Investments and foreign currency transactions...........   21,549,681      (1,186,211)
    Options.................................................           --         472,707
    Forward foreign currency contracts......................           --          70,156
                                                              ------------   ------------
        Net increase resulting from operations..............   41,258,501      35,950,441
                                                              ------------   ------------
Class A distributions
  From net investment income................................           --        (388,231)
  In excess of net investment income........................           --      (2,099,612)
  From net realized gain....................................           --     (29,374,568)
                                                              ------------   ------------
        Total distributions to Class A shareholders.........           --     (31,862,411)
                                                              ------------   ------------
Class B distributions
  From net investment income................................           --          (2,415)
  In excess of net investment income........................           --         (13,058)
  From net realized gain....................................           --        (391,020)
                                                              ------------   ------------
        Total distributions to Class B shareholders.........           --        (406,493)
                                                              ------------   ------------
Class C distributions
  From net investment income................................           --            (401)
  In excess of net investment income........................           --          (2,173)
  From net realized gain....................................           --         (36,669)
                                                              ------------   ------------
        Total distributions to Class C shareholders.........           --         (39,243)
                                                              ------------   ------------
Fund share transactions (Note 4)
  Class A...................................................  (22,929,769)      1,470,182
  Class B...................................................      193,691         566,456
  Class C...................................................     (251,925)        307,343
  Advisor Class.............................................      324,335              --
                                                              ------------   ------------
    Net (decrease) increase resulting from Fund share
     transactions...........................................  (22,663,668)      2,343,981
                                                              ------------   ------------
TOTAL INCREASE IN NET ASSETS................................   18,594,833       5,986,275
NET ASSETS
  Beginning of period.......................................  324,833,706     318,847,431
                                                              ------------   ------------
  END OF PERIOD.............................................  $343,428,539   $324,833,706
                                                              ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $   454,124    $    180,966
                                                              ============   ============

*Unaudited



                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                        FOR THE SIX
               CLASS A                  MONTHS ENDED
                                          JUNE 30,                           FOR THE YEAR ENDED DECEMBER 31,
                                        ------------      ----------------------------------------------------------------------
                                           1998*            1997          1996          1995          1994             1993
SELECTED PER SHARE DATA                 ------------      --------      --------      --------      --------      --------------
Net asset value, beginning of
  period..............................    $  17.80        $  17.76      $  16.75      $  13.91      $  15.14         $  14.98
                                          --------        --------      --------      --------      --------         --------
  Income (loss) from investment
    operations
  Net investment income...............         .02(g)          .02           .02(a)        .05(a)        .05(a)           .10(a)
  Net realized and unrealized gain
    (loss) on investment
    transactions......................        2.31(g)         1.98          2.86          3.73          (.49)            1.74
                                          --------        --------      --------      --------      --------         --------
    Total from investment operations..        2.33            2.00          2.88          3.78          (.44)            1.84
                                          --------        --------      --------      --------      --------         --------
  Less distributions
  From net investment income..........          --             .02           .02           .02           .05              .10
  In excess of net investment
    income............................          --             .13           .11            --            --               --
  From net realized gain..............          --            1.81          1.74           .89           .74             1.58
  In excess of net realized gain......          --              --            --           .03            --               --
                                          --------        --------      --------      --------      --------         --------
    Total distributions...............          --            1.96          1.87           .94           .79             1.68
                                          --------        --------      --------      --------      --------         --------
Net asset value, end of period........    $  20.13        $  17.80      $  17.76      $  16.75      $  13.91         $  15.14
                                          ========        ========      ========      ========      ========         ========
Total return(%).......................       13.09(c)        11.69(b)      17.22(b)      27.33(b)      (2.97)(b)        12.29(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..........................    $337,762        $320,000      $314,908      $289,954      $231,446         $268,533
Ratio of expenses to average net
  assets
  With expense reimbursement(%).......          --              --          1.45          1.59          1.38             1.33
  Without expense reimbursement(%)....        1.36(d)         1.38          1.45          1.60          1.49             1.43
Ratio of net investment income to
  average net assets(%)...............         .18(d)          .13           .13(a)        .32(a)        .32(a)           .64(a)
Portfolio turnover rate(%)............          19              39            72            41            39               77(e)
Average commission rate(f)............    $  .0390        $  .0480      $  .0439           N/A           N/A              N/A

                                                                                                                  FOR THE PERIOD
                                               FOR THE SIX                                                       OCTOBER 23, 1993
                   CLASS B                     MONTHS ENDED                                                       (COMMENCEMENT)
                                                 JUNE 30,             FOR THE YEAR ENDED DECEMBER 31,            TO DECEMBER 31,
                                               ------------      ------------------------------------------      ----------------
                                                  1998*           1997        1996        1995        1994             1993
SELECTED PER SHARE DATA                        ------------      ------      ------      ------      ------      ----------------
Net asset value, beginning of period.........     $17.72         $17.69      $16.75      $13.91      $15.14           $16.42
                                                  ------         ------      ------      ------      ------           ------
  Income (loss) from investment operations
  Net investment loss........................       (.07)(g)       (.14)       (.13)(a)    (.08)(a)    (.04)(a)           --
  Net realized and unrealized gain (loss) on
    investment transactions..................       2.29(g)        1.96        2.81        3.71        (.54)             .37
                                                  ------         ------      ------      ------      ------           ------
    Total from investment operations.........       2.22           1.82        2.68        3.63        (.58)             .37
                                                  ------         ------      ------      ------      ------           ------
  Less distributions
  From net investment income.................         --             --          --          --          --              .07
  In excess of net investment income.........         --            .07          --          --          --               --
  From net realized gain.....................         --           1.72        1.74         .73         .52             1.58
  In excess of net realized gain.............         --             --          --         .06         .13               --
                                                  ------         ------      ------      ------      ------           ------
    Total distributions......................         --           1.79        1.74         .79         .65             1.65
                                                  ------         ------      ------      ------      ------           ------
Net asset value, end of period...............     $19.94         $17.72      $17.69      $16.75      $13.91           $15.14
                                                  ======         ======      ======      ======      ======           ======
Total return(%)..............................      12.53(c)       10.69(b)    16.02(b)    26.13(b)    (3.90)(b)         2.34(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).....     $5,176         $4,433      $3,850      $2,669      $1,399           $   65
Ratio of expenses to average net assets
  With expense reimbursement(%)..............         --             --        2.37        2.55        2.34             2.31(d)
  Without expense reimbursement(%)...........       2.29(d)        2.30        2.37        2.56        2.45             2.44(d)
Ratio of net investment loss to average net
  assets(%)..................................       (.75)(d)       (.79)       (.79)(a)    (.64)(a)    (.64)(a)         (.33)(a)(d)
Portfolio turnover rate(%)...................         19             39          72          41          39               77(e)
Average commission rate(f)...................     $.0390         $.0480      $.0439         N/A         N/A              N/A

                                                                                                  FOR THE PERIOD
                                                              FOR THE SIX         FOR THE         APRIL 30, 1996
                          CLASS C                             MONTHS ENDED       YEAR ENDED       (COMMENCEMENT)
                                                                JUNE 30,        DECEMBER 31,      TO DECEMBER 31,
                                                              ------------      ------------      ---------------
                                                                 1998*              1997               1996
SELECTED PER SHARE DATA                                       ------------      ------------      ---------------
Net asset value, beginning of period........................     $17.47            $17.59             $18.46
                                                                 ------            ------             ------
  Income from investment operations
  Net investment loss.......................................       (.08)(g)          (.07)              (.06)(a)
  Net realized and unrealized gain on investment
    transactions............................................       2.25(g)           1.86               1.02
                                                                 ------            ------             ------
    Total from investment operations........................       2.17              1.79                .96
                                                                 ------            ------             ------
  Less distributions
  In excess of net investment income........................         --               .13                .09
  From net realized gain....................................         --              1.78               1.74
                                                                 ------            ------             ------
    Total distributions.....................................         --              1.91               1.83
                                                                 ------            ------             ------
Net asset value, end of period..............................     $19.64            $17.47             $17.59
                                                                 ======            ======             ======
Total return(%).............................................      12.42(c)          10.58(b)            5.20(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $  169            $  400             $   90
Ratio of expenses to average net assets
  With expense reimbursement(%).............................         --                --               2.44(d)
  Without expense reimbursement(%)..........................       2.48(d)           2.33               2.44(d)
Ratio of net investment loss to average net assets(%).......       (.94)(d)          (.82)              (.86)(a)(d)
Portfolio turnover rate(%)..................................         19                39                 72
Average commission rate(f)..................................     $.0390            $.0480             $.0439

                                                                  FOR THE PERIOD
                                                                  APRIL 30, 1998
                       ADVISOR CLASS                              (COMMENCEMENT)
                                                                   TO JUNE 30,
                                                                  --------------
                                                                      1998*
SELECTED PER SHARE DATA                                           --------------
Net asset value, beginning of period........................         $ 20.36
                                                                     -------
  Loss from investment operations
  Net investment income.....................................             .02(g)
  Net realized and unrealized loss on investment
    transactions............................................            (.25)(g)
                                                                     -------
    Total from investment operations........................            (.23)
                                                                     -------
Net asset value, end of period..............................         $ 20.13
                                                                     =======
Total return(%).............................................           (1.13)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................         $   321
Ratio of expenses to average net assets
  Without expense reimbursement(%)..........................            1.15(d)
Ratio of net investment income to average net assets(%).....             .39(d)
Portfolio turnover rate(%)..................................              19
Average commission rate(f)..................................         $ .0390

---------------

(a) Net investment income (loss) is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized
(e) The portfolio turnover rate excludes sales of portfolio securities made following the February 1, 1993 reorganization between the Fund and American Investors
       Growth Fund, Inc. to realign the Fund's portfolio and reflects an adjustment to the monthly average value of the portfolio securities owned by the Fund during the year ended
       December 31, 1993.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
       This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(g)    Based on average shares outstanding
*Unaudited

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Growth Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of June 30, 1998, such securities were determined to have no value by the Valuation Committee and have been noted as such in the Portfolio of Investments.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     OPTIONS -- The Fund may write (sell) put options on securities and stock indices, and may write (sell) covered call options on securities held in its portfolio. When the Fund writes a call, it gives the purchaser of the call option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months. When the Fund holds covered call options, the underlying securities are held in a segregated account by the custodian.

     If the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder. For options on indices, cash settlement by the Fund will be required if the option is exercised.

     By writing a call option, the Fund forgoes, in exchange for the premium less the commission (the "net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price.

     The liability representing the Fund's obligation under an exchange traded written call option is valued at the last sale price or, in the absence of a sale, the last offering price.

     In addition, the Fund may purchase put options on securities and stock indices. Exchange traded purchased options are valued at the last sale price or, in the absence of a sale, the last bid price.

     CASH AND CASH EQUIVALENTS -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At June 30, 1998 the interest rate was 5.25%.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts may be entered into for purposes of hedging specific securities denominated in for-eign currencies. Forward contracts are marked to market daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the counter parties are unable to meet the terms of the contracts.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, investments in forward foreign currency contracts, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of .85% of the Fund's average net assets.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly-owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $6,649.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net assets of shares issued after December 31, 1991, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets of Class B and Class C . IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $92,640, $23,670 and $911, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $365,379, $4,858, $353 and $29, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1998             DECEMBER 31, 1997
                           -------------------------   -------------------------
         CLASS A             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................     347,033   $  6,555,333    2,926,280   $ 55,575,299
Issued on reinvestment of
 distributions...........          --             --    1,722,605     29,508,347
Repurchased..............  (1,537,879)   (29,485,102)  (4,406,743)   (83,613,464)
                           ----------   ------------   ----------   ------------
Net (decrease)/increase..  (1,190,846)  $(22,929,769)     242,142   $  1,470,182
                           ==========   ============   ==========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS B             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................    41,018   $    785,656       65,628   $  1,231,249
Issued on reinvestment of
 distributions............        --             --       22,508        383,770
Repurchased...............   (31,566)      (591,965)     (55,634)    (1,048,563)
                            --------   ------------   ----------   ------------
Net increase..............     9,452   $    193,691       32,502   $    566,456
                            ========   ============   ==========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS C             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................     3,912   $     71,706       37,235   $    674,963
Issued on reinvestment of
 distributions............        --             --        2,037         34,248
Repurchased...............   (18,207)      (323,631)     (21,478)      (401,868)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...   (14,295)  $   (251,925)      17,794   $    307,343
                            ========   ============   ==========   ============

                                FOR THE PERIOD
                                APRIL 30, 1988
                                (COMMENCEMENT)
                               TO JUNE 30, 1998
                            -----------------------
      ADVISOR CLASS          SHARES       AMOUNT
      -------------         --------   ------------
Sold......................    16,366   $    332,669
Repurchased...............      (417)        (8,334)
                            --------   ------------
Net increase..............    15,949   $    324,335
                            ========   ============

03IGFX063098

June 30, 1998                                                      IVY FUNDS(R)


IVY
SOUTH AMERICA
FUND




SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the share-holders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111


                                     [ART]


Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.


MARKET COMMENTARY

South American markets have performed poorly since the beginning of the year. In our view, concerns about lower commodity prices, widening current account deficits across the region and general emerging market malaise have led to net outflows from dedicated Latin American market portfolios virtually every week since the beginning of January. We believe that this negative sentiment has put downward pressure on prices, and has created significant opportunities for longer-term investors in the Ivy South America Fund.

While prospects for regional growth in 1998 have been hampered by spillover from the Asian crisis in the second half of last year, we believe that the magnitude of this year's sell-off has been largely unwarranted by changes in economic fundamentals. According to our research, policy makers across the region have responded proactively to the challenges presented by the Asian crisis and, in doing so, have softened its impact.

In addition to improved macroeconomic management, we believe that restructuring at the corporate level has improved the ability of companies throughout the region to withstand turmoil in global markets. Lower corporate leverage and restructured financial systems, combined with aggressive policy responses, have helped contain the impact of the recent crisis.

At 56% of total assets, the Ivy South America Fund's largest country weighting continues to be in Brazil. Although that market was among the hardest hit by fears stemming from the Asian crisis, our research confirms that growth prospects have actually been revised upward since the beginning of the year, as interest rates have eased more quickly than had been expected. As a result, the market has been a regional outperformer, although it remains in negative territory for the year. We believe that as volatility in other emerging markets subsides, this portion of the Fund should make a positive contribution to performance.

Despite negative investor sentiment, the Brazilian government remains firm in its commitment to go ahead with the long-awaited privatization of the Telebras system in the second half of this year. Strategic investors view the sale as a once-in-a-lifetime opportunity, given the size and potential of the Brazilian telecom sector. As a result, global telecom operators are expected to bid aggressively. The successful sale of Telebras is likely to serve not only as an important catalyst for the Brazilian stock market, but also for its economy as a whole. We believe that improved sentiment toward Brazil could well lead to increased investor interest in the rest of the region.

According to our research, valuations in South America are currently close to a three-year low. The region is now trading at about 10 times estimated 1998 earnings, with expected earnings growth in excess of 15%. As a comparison, the S&P 500 is currently trading at over 21 times estimated 1998 earnings with growth rates of about 8%. As volatility in these markets subsides, investors are likely to find valuations much too compelling to ignore. While there are no guarantees, in the medium term, steady economic growth and better-than-expected corporate earnings should provide solid returns once capital flows into the region. We believe that the Ivy South America Fund is well positioned to capture this upside opportunity.

                                                           IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer
                                 Legal Counsel
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

       EQUITY SECURITIES -- 98.28%           SHARES        VALUE
-----------------------------------------
ARGENTINA -- 14.78%
Banco Frances S.A.(a)....................       8,900   $     67,292
Bansud S.A.(a)...........................      11,600         91,558
Cia Naviera Perez Companc 'B'............      13,055         65,544
Inversiones y Representaciones S.A.
  (IRSA).................................      28,107         82,645
Quilmes Industrial S.A...................       7,750         75,563
Telecom Argentina S.A. ADR...............       3,800        113,288
Telefonica de Argentina S.A. ADR.........       3,000         97,313
Transportadora de Gas Sur................      20,400         45,701
YPF S.A. Sponsored ADR...................       3,900        117,244
                                                        ------------
                                                             756,148
                                                        ------------
BRAZIL -- 55.80%
Aracruz Celulose S.A. ADR................       5,850         66,909
Banco Bradesco S.A. Preferred............  14,936,032        125,263
Banco Itau...............................     131,000         74,753
Brasmotor S.A. Preferred.................     410,000         37,575
Centrais Electricas Brasileiras S.A.
  Preferred (Electrobras)................   4,920,000        148,884
Centrais Electricas de Santa Catarina
  S.A. Preferred B (CELESC)..............      83,201         61,864
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar Preferred..........   2,900,000         65,191
Companhia Cervejaria Brahma Preferred....     136,551         85,004
Companhia Cimento Portland Itau
  Preferred..............................     320,000         58,378
Companhia Energetica de Minas Gerais
  Preferred (CEMIG)......................   3,548,933        111,997
Companhia Paranaense de Energia --
  Copel..................................   6,800,000         53,501
Companhia Paulista de Forca e Luz
  (CPFL)(a)..............................     500,000         51,876
Companhia Paulista de Forca e Luz (CPFL)
  Preferred(a)...........................       2,905            274
Companhia Paulista de Forca e Luz (CPFL)
  Preferred Receipts(a)..................       2,141            167
Companhia Saneamento Basico (SABESP).....     520,030         62,497
Companhia Siderurgica de Tubarao.........   3,400,000         47,034
Companhia Vale do Rio Doce Preferred A
  (with 8,300 Debentures(a)).............      10,300        209,276
Elevadores Atlas S.A. 144A...............       9,400        158,481
Gerdau S.A...............................   4,600,000         63,634
Ipiranga Brasileira de Petroleo
  Preferred..............................   4,700,000         42,912
Light Servicos de Eletricidade S.A.......     170,000         52,178
Marco Polo S.A. Preferred................      37,000         63,660
OSA S.A. Preferred.......................   8,700,000         38,212
Petroleo Brasileiro S.A. Preferred
  (Petrobras)............................     934,000        172,812
Rossi Residencial S.A. GDR...............      10,000         45,625
Tam Transport Aereos Regionais S.A.
  Preferred..............................   2,450,000        152,515
Telecomunicacoes Brasileiras S.A. ADR
  (Telebras).............................       3,000        327,563
Telecomunicacoes de Minas Gerais
  (Telemig)..............................       4,861            147
Telecomunicacoes de Minas Gerais
  (Telemig) Preferred B (with 354
  rights(a)).............................     570,726         39,471
Telecomunicacoes de Sao Paulo S.A.
  (Telesp)(a)............................       6,856          1,025
Telecomunicacoes de Sao Paulo S.A.
  (Telesp) Preferred.....................     559,807        132,860
Telecomunicacoes de Sao Paulo S.A.
  (Telesp) Preferred Rights(a)...........      31,989            512
Telecomunicacoes do Parana Preferred
  (Telepar) (with 5,971 rights(a)).......     176,690         44,302
Telecomunicacoes do Rio de Janeiro S.A.
  Preferred (Telerj) (with 2,850
  rights(a)).............................     316,013         23,770

            EQUITY SECURITIES                SHARES        VALUE
-----------------------------------------
Telemig Celular S.A.(a)..................       4,861   $         66
Telemig Celular S.A. Preferred C(a)......     570,726         16,777
Telepar Celular S.A. Preferred(a)........     176,690         16,039
Telerj Celular S.A. Preferred B(a).......     316,013         18,579
Telesp Celular S.A.(a)...................       6,856            291
Telesp Celular S.A. Preferred B(a).......     673,807         55,344
Unibanco -- Units........................   1,379,847         81,602
Usinas Siderurgicas de Minas Gerais S.A.
  Preferred (USIMINAS)...................       9,010         45,727
                                                        ------------
                                                           2,854,547
                                                        ------------
CHILE -- 15.26%
A.F.P. Provida S.A. ADR..................       4,100         68,419
Antofagasta Holdings PLC.................      11,700         49,292
Banco de Santiago........................       1,700         28,475
Banco Santander Chile Sponsored ADR......       4,200         54,075
Compania de Telecomunicaciones de Chile
  S.A. ADR...............................       2,975         60,430
Cristalerias de Chile Sponsored ADR......       7,200         93,600
Empresa Nacional Electricidad S.A........       4,200         59,850
Gener S.A. Sponsored ADR.................       1,728         31,536
Laboratorio Chile S.A. ADR...............       6,400         92,000
Madeco S.A. ADR..........................       5,200         45,825
Quimica Minera Chile S.A. Sponsored
  ADR....................................       2,200         73,700
Santa Isabel S.A. ADR....................       1,895         20,845
Vina Concha y Toro S.A. ADR..............       3,600        102,600
                                                        ------------
                                                             780,647
                                                        ------------
COLOMBIA -- 2.84%
Bancolombia S.A. Sponsored ADR...........       6,900         75,469
Cememtos Diamante ADR 144A...............       8,300         70,031
                                                        ------------
                                                             145,500
                                                        ------------
MEXICO -- 1.97%
Panamerican Beverages Inc................       3,200        100,600
                                                        ------------
PERU -- 6.12%
Banco Wiese ADR..........................      15,200         52,250
Credicorp Limited........................       5,273         77,447
Southern Peru Copper Corp................       6,100         79,300
Telefonica del Peru S.A. -- B............      50,500        103,937
                                                        ------------
                                                             312,934
                                                        ------------
VENEZUELA -- 1.51%
CANTV CIA Anonima Telef..................       3,100         77,500
                                                        ------------
TOTAL INVESTMENTS -- 98.28%
  (Cost -- $5,313,959)(b)................                  5,027,876

OTHER ASSETS, LESS
  LIABILITIES -- 1.72%...................                     87,717
                                                        ------------
NET ASSETS -- 100%.......................               $  5,115,593
                                                        ============
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
(a) Non-income producing security
(b) Cost is approximately the same for Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1998, net unrealized depreciation based on cost for financial statement and Federal income tax purposes is as follows:

    Gross unrealized appreciation....................   $    769,534
    Gross unrealized depreciation....................     (1,055,617)
                                                        ------------
        Net unrealized depreciation..................   $   (286,083)
                                                        ============
Purchases and sales of securities other than short-term obligations aggregated $719,156 and $3,577,577, respectively, for the period ended June 30, 1998.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $5,313,959).......  $  5,027,876
Receivables
  Investments sold..........................................        45,578
  Dividends and interest....................................        32,986
  Manager for expense reimbursement.........................        16,103
Deferred organization expenses..............................        16,558
Other assets................................................        13,552
                                                              ------------
  Total assets..............................................     5,152,653
                                                              ------------
LIABILITIES
Payables
  Fund shares repurchased...................................         9,502
  Management fee............................................         4,324
  12b-1 service and distribution fees.......................         2,703
  Other payables to related parties.........................         3,898
Due to custodian............................................         1,570
Accrued expenses............................................        15,063
                                                              ------------
  Total liabilities.........................................        37,060
                                                              ------------
NET ASSETS..................................................  $  5,115,593
                                                              ============
CLASS A
Net asset value and redemption price per share
  ($2,906,131/372,615 shares outstanding)...................  $       7.80
                                                              ============
Maximum offering price per share ($7.80 X 100/94.25)*.......  $       8.28
                                                              ============
CLASS B
Net asset value, offering price and redemption price** per
  share ($1,926,604/248,568 shares outstanding).............  $       7.75
                                                              ============
CLASS C
Net asset value, offering price and redemption price*** per
  share ($282,858/36,708 shares outstanding)................  $       7.71
                                                              ============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $  5,392,765
  Accumulated net realized loss on investments and foreign
    currency transactions...................................       (44,843)
  Undistributed net investment income.......................        54,116
  Net unrealized depreciation on investments and foreign
    currency transactions...................................      (286,445)
                                                              ------------
NET ASSETS..................................................  $  5,115,593
                                                              ============

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $15,397 foreign taxes withheld..........             $   141,919
                                                                         -----------
EXPENSES
  Management fee............................................  $ 34,309
  Transfer agent............................................    11,321
  Administrative services fee...............................     3,431
  Custodian fees............................................    29,219
  Blue Sky fees.............................................    19,916
  Auditing and accounting fees..............................     9,198
  Shareholder reports.......................................     2,645
  Amortization of organization expenses.....................     6,176
  Fund accounting...........................................     9,865
  Trustees' fees............................................     4,235
  12b-1 service and distribution fees.......................    19,531
  Legal.....................................................    11,755
  Other.....................................................     1,600
                                                                         -----------
                                                                             163,201
  Expenses reimbursed by manager............................                 (68,943)
  Fees paid indirectly......................................                  (7,811)
                                                                         -----------
        Net expenses........................................                  86,447
                                                                         -----------
NET INVESTMENT INCOME.......................................                  55,472
                                                                         -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................                (121,431)
  Net unrealized depreciation during the period on
    investments and foreign currency transactions...........                (840,793)
                                                                         -----------
        Net loss on investment transactions.................                (962,224)
                                                                         -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $  (906,752)
                                                                         ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1998*           1997
                                                              ------------   ------------
(DECREASE) INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $    55,472    $     31,048
  Net realized (loss) gain on investments and foreign
    currency transactions...................................     (121,431)        154,205
  Net unrealized (depreciation) appreciation during the
    period on investments and foreign currency
    transactions............................................     (840,793)         64,801
                                                              ------------   ------------
        Net (decrease) increase resulting from operations...     (906,752)        250,054
                                                              ------------   ------------
Class A distributions
  From net investment income................................           --         (26,281)
  From net realized gain....................................           --         (60,670)
                                                              ------------   ------------
        Total distributions to Class A shareholders.........           --         (86,951)
                                                              ------------   ------------
Class B distributions
  From net realized gain....................................           --         (19,985)
                                                              ------------   ------------
        Total distributions to Class B shareholders.........           --         (19,985)
                                                              ------------   ------------
Class C distributions
  From net realized gain....................................           --          (4,054)
                                                              ------------   ------------
        Total distributions to Class C shareholders.........           --          (4,054)
                                                              ------------   ------------
Fund share transactions (Note 5)
  Class A...................................................   (2,222,769)      1,541,795
  Class B...................................................     (784,037)        950,516
  Class C...................................................     (123,592)        369,599
                                                              ------------   ------------
    Net (decrease) increase resulting from Fund share
     transactions...........................................   (3,130,398)      2,861,910
                                                              ------------   ------------
TOTAL (DECREASE) INCREASE IN NET ASSETS.....................   (4,037,150)      3,000,974
NET ASSETS
  Beginning of period.......................................    9,152,743       6,151,769
                                                              ------------   ------------
  END OF PERIOD.............................................  $ 5,115,593    $  9,152,743
                                                              ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $    54,116    $         --
                                                              ============   ============

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                                                  FOR THE PERIOD
                                                        FOR THE SIX                                              NOVEMBER 1, 1994
CLASS A                                                 MONTHS ENDED                                              (COMMENCEMENT)
                                                          JUNE 30,         FOR THE YEAR ENDED DECEMBER 31,       TO DECEMBER 31,
                                                        ------------      ---------------------------------      ----------------
                                                           1998*           1997         1996         1995              1994
SELECTED PER SHARE DATA                                 ------------      -------      -------      -------      ----------------
Net asset value, beginning of period..................    $  8.96         $  8.51      $  6.88      $  8.37           $ 10.00
                                                          -------         -------      -------      -------           -------
  Income (loss) from investment operations
  Net investment income(a)............................        .09(g)          .06          .01          .01                --
  Net realized and unrealized gain (loss) on
    investment transactions...........................      (1.25)(g)         .53         1.66        (1.45)            (1.63)
                                                          -------         -------      -------      -------           -------
        Total from investment operations..............      (1.16)            .59         1.67        (1.44)            (1.63)
                                                          -------         -------      -------      -------           -------
  Less distributions
  From net investment income..........................         --             .04           --           --                --
  From net realized gain..............................         --             .10          .04           --                --
  From capital paid-in................................         --              --           --          .05                --
                                                          -------         -------      -------      -------           -------
        Total distributions...........................         --             .14          .04          .05                --
                                                          -------         -------      -------      -------           -------
Net asset value, end of period........................    $  7.80         $  8.96      $  8.51      $  6.88           $  8.37
                                                          =======         =======      =======      =======           =======
Total return (%)......................................     (12.95)(b)        7.03(c)     24.22(c)    (17.28)(c)        (16.10)(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............    $ 2,906         $ 5,671      $ 4,016      $ 2,015           $   571
Ratio of expenses to average net assets(e)
  With expense reimbursement (%)......................       2.41(d)         2.45         2.55         2.61              2.20(d)
  Without expense reimbursement (%)...................       4.42(d)         3.18         4.89         9.26             16.22(d)
Ratio of net investment income to average net
  assets(%)(a)........................................       1.95(d)          .65          .24          .22               .21(d)
Portfolio turnover rate(%)............................         11              10           20           45                82
Average commission rate(f)............................    $ .0000         $ .0002      $ .0002          N/A               N/A

                                                                                                                 FOR THE PERIOD
                                                        FOR THE SIX                                              NOVEMBER 1 1994
CLASS B                                                 MONTHS ENDED                                             (COMMENCEMENT)
                                                          JUNE 30,         FOR THE YEAR ENDED DECEMBER 31,       TO DECEMBER 31,
                                                        ------------      ---------------------------------      ---------------
                                                           1998*           1997         1996         1995             1994
SELECTED PER SHARE DATA                                 ------------      -------      -------      -------      ---------------
Net asset value, beginning of period..................    $  8.94         $  8.48      $  6.88      $  8.37          $ 10.00
                                                          -------         -------      -------      -------          -------
  Income (loss) from investment operations
  Net investment income (loss) (a)....................        .05(g)         (.01)        (.03)        (.02)            (.01)
  Net realized and unrealized gain (loss) on
    investment transactions...........................      (1.24)(g)         .53         1.63        (1.47)           (1.62)
                                                          -------         -------      -------      -------          -------
        Total from investment operations..............      (1.19)            .52         1.60        (1.49)           (1.63)
                                                          -------         -------      -------      -------          -------
  Less distributions
  From net realized gain..............................         --             .06           --           --               --
                                                          -------         -------      -------      -------          -------
        Total distributions...........................         --             .06           --           --               --
                                                          -------         -------      -------      -------          -------
Net asset value, end of period........................    $  7.75         $  8.94      $  8.48      $  6.88          $  8.37
                                                          =======         =======      =======      =======          =======
Total return (%)......................................     (13.31)(b)        6.18(c)     23.26(c)    (17.90)(c)       (16.20)(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............    $ 1,927         $ 3,028      $ 2,025      $   684          $   122
Ratio of expenses to average net assets(e)
  With expense reimbursement(%).......................       3.20(d)         3.23         3.33         3.36             2.95(d)
  Without expense reimbursement (%)...................       5.21(d)         3.96         5.67        10.01            16.97(d)
Ratio of net investment income (loss) to average net
  assets (%)(a).......................................       1.17(d)         (.13)        (.54)        (.53)            (.54)(d)
Portfolio turnover rate(%)............................         11              10           20           45               82
Average commission rate(f)............................    $ .0000         $ .0002      $ .0002          N/A              N/A

                      (See Notes to Financial Statements)

                                                                                                  FOR THE PERIOD
                                                              FOR THE SIX         FOR THE         APRIL 30, 1996
CLASS C                                                       MONTHS ENDED       YEAR ENDED       (COMMENCEMENT)
                                                                JUNE 30,        DECEMBER 31,      TO DECEMBER 31,
                                                              ------------      ------------      ---------------
                                                                 1998*              1997               1996
SELECTED PER SHARE DATA                                       ------------      ------------      ---------------
Net asset value, beginning of period........................    $  8.89           $  8.46             $  7.96
                                                                -------           -------             -------
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................        .05(g)           (.02)               (.02)
  Net realized and unrealized gain (loss) on investment
    transactions............................................      (1.23)(g)           .53                 .55
                                                                -------           -------             -------
        Total from investment operations....................      (1.18)              .51                 .53
  Less distributions
  From net realized gain....................................         --               .08                 .03
                                                                -------           -------             -------
        Total distributions.................................         --               .08                 .03
                                                                -------           -------             -------
Net asset value, end of period..............................    $  7.71           $  8.89             $  8.46
                                                                =======           =======             =======
Total return (%)............................................     (13.27)(b)          6.06(c)             6.66(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $   283           $   453             $   111
Ratio of expenses to average net assets(e)
  With expense reimbursement (%)............................       3.25(d)           3.30                3.46(d)
  Without expense reimbursement (%).........................       5.26(d)           4.03                5.80(d)
Ratio of net investment income (loss) to average net
  assets(%)(a)..............................................       1.12(d)           (.20)               (.68)(d)
Portfolio turnover rate(%)..................................         11                10                  20
Average commission rate(f)..................................    $ .0000           $ .0002             $ .0002

---------------

(a) Net investment income (loss) is net of expenses reimbursed by manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c)    Total return does not reflect a sales charge.
(d)    Annualized
(e) Beginning in 1995, total expenses include fees paid indirectly, through an expense offset arrangement, if any.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
       This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(g)    Based on average shares outstanding
 *Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy South America Fund (the "Fund"), is a non-diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1998 there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities, passive foreign investment companies, certain securities sold at a loss, and nondeductible organization expenses. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement whereby a percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the six months ended June 30, 1998, custody fees were reduced by $7,811 under this arrangement.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $188.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $4,926, $12,718 and $1,887, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $6,111, $4,456 and $754, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in equity securities of companies in South America. Therefore, the Fund is more susceptible to factors adversely affecting securities in South America than is an equity fund that is not concentrated in such securities to the same extent.

5. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B and Class C were as follows:

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS A             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................    34,912   $    300,218      378,980   $  3,715,905
Issued on reinvestment of
 distributions............        --             --        8,757         73,733
Repurchased...............  (294,967)    (2,522,987)    (226,858)    (2,247,843)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...  (260,055)  $ (2,222,769)     160,879   $  1,541,795
                            ========   ============   ==========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS B             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................    14,262   $    124,676      224,612   $  2,200,555
Issued on reinvestment of
 distributions............        --             --        1,372         11,530
Repurchased...............  (104,335)      (908,713)    (126,124)    (1,261,569)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...   (90,073)  $   (784,037)      99,860   $    950,516
                            ========   ============   ==========   ============

                                SIX MONTHS ENDED             YEAR ENDED
                                  JUNE 30, 1998           DECEMBER 31, 1997
                             -----------------------   -----------------------
          CLASS C             SHARES       AMOUNT       SHARES       AMOUNT
          -------            --------   ------------   --------   ------------
Sold.......................     2,760   $     26,279     41,166   $    400,890
Issued on reinvestment of
 distributions.............        --             --        167          1,391
Repurchased................   (17,040)      (149,871)    (3,514)       (32,682)
                             --------   ------------   --------   ------------
Net (decrease)/increase....   (14,280)  $   (123,592)    37,819   $    369,599
                             ========   ============   ========   ============

03ISAF063098

June 30, 1998                                                       IVY FUNDS(R)

IVY
BOND
FUND






SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.


MARKET COMMENTARY

Corporate bonds have underperformed US Treasury bonds in the first half of the year. Bond-friendly economic data helped the long end of the Treasury market to rally, while an oversupply of corporate bond issues relative to investor demand hurt the corporate bond market. In managing the Ivy Bond Fund within this environment, we have not deviated from the Fund's value-oriented strategy of investing in corporate bonds. Therefore, the Fund has approximately 94% of net assets invested in corporate bonds.

On the economic front, inflation remains low. According to our research, the economy is moderating on its own due to high, real short-term rates and the strength of the US dollar, which is slowing down exports and foreign capital inflows. We believe fundamentals remain positive for continued economic growth, but at a more moderate pace. Low levels of unemployment, coupled with a high rate of new job creation, have led many analysts to become concerned that prices at the consumer level will rise, thus leading to renewed inflation. Higher productivity, however, is relieving some of this inflationary pressure. In addition, the strong US dollar and the Asian currency depreciation have made imports cheaper, which directly impacts consumers and also manufacturers who import components.

The corporate bond market has seen more new issues so far this year than in all of 1997. In our view, this has had several significant effects. In the beginning of the year, cash flows into corporate bond mutual funds were quite strong, and investor demand was strong enough to place all of the bonds coming to market. More recently, however, these cash flows, as well as investor demand, have slowed, which has caused an imbalance in the supply and demand for corporate bonds, creating downward pressure on corporate bond prices. We believe this imbalance should be viewed as temporary. As new bond issues in the primary market are being priced lower, issues already trading in the secondary market must also reprice to remain attractive to investors. So, despite the rally in the Treasury market, corporate bonds have lagged behind. These effects have been broad-based across all industries. Despite the divergence of Treasury and corporate bond yields, there have been rating upgrades in some of the below investment grade bonds owned by the Ivy Bond Fund. Going forward, we expect that new issues will remain strong in the second half of 1998, but at a slower pace than during the first half of the year. With yields at more attractive levels and continued cash flow into the market, this imbalance of issuance and demand should slowly disappear and the market should firm. As this occurs, we believe that the Ivy Bond Fund is positioned to benefit.

Currently, the Fund holds approximately 14% in emerging market corporate bonds. Companies issuing these bonds are located primarily in Latin America with minimal exposure to Asia. Since the Asian financial crisis has caused a repricing of risk across all emerging markets, these bonds have not performed well this year. However, we continue to believe that these companies offer significant value to the Fund, which should be recognized as the emerging market universe begins to stabilize.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

      U.S. CORPORATE BONDS - 80.32%        PRINCIPAL       VALUE
-----------------------------------------
Affinity Group Inc., 11.50%,
  10/15/03(b)............................  $1,000,000   $  1,053,750
American President Co. Ltd., 8.00%,
  01/15/24(b)............................   1,000,000        853,750
Amresco Inc, 9.875%, 03/15/05(a)(b)......   1,000,000      1,021,250
BRE Properties, 7.125%, 02/15/13(a)......   2,000,000      2,010,000
Burlington Industries, 7.25%, 09/15/05...   1,000,000      1,021,250
Burlington Industries, 7.25%,
  08/01/27...............................   1,000,000      1,032,500
CHS Electronics, 9.875%,
  04/15/05(a)(b) ........................   2,000,000      1,962,500
Circus Circus Enterprises, 7.625%,
  07/15/13(b)............................   1,000,000        908,750
Comcast Cablevision, 9.375%,
  05/15/05(b)............................   2,500,000      2,681,250
Crescent Real Estate, 7.125%,
  09/15/07...............................   2,000,000      1,992,500
Cyprus Amax Minerals, 8.375%, 02/01/23...   1,575,000      1,657,687
Darden Restaurants Inc, 7.125%,
  02/01/16...............................   1,250,000      1,260,938
Delphi Financial Group Inc., 8.00%,
  10/01/03...............................   2,500,000      2,612,500
Delta Air Lines, 9.30%, 01/02/11.........   1,000,000      1,185,000
Delta Air Lines, 9.59%, 01/12/17.........   1,500,000      1,899,375
Developers Diversified Realty Corp.,
  6.96%, 12/17/07........................   2,000,000      2,020,000
Developers Diversified Realty Corp.,
  6.625%, 01/15/08.......................   1,000,000        980,000
Equimar Shipholdings Ltd, 9.875%,
  07/01/07(b)............................   2,000,000      1,845,000
Farmers Insurance Exchange, 8.625%,
  05/01/24...............................   2,000,000      2,375,000
Franchise Finance Corp America, 6.86%,
  06/15/07...............................   3,000,000      2,988,750
Freeport-McMoRan Copper & Gold, 7.50%,
  11/15/06(b)............................   2,000,000      1,622,500
Goldman Sachs Group LP, 7.20%,
  03/01/07...............................   1,000,000      1,062,500
Goldman Sachs Group LP 144A, 7.20%,
  10/24/12...............................   1,000,000      1,045,000
Goss Graphic Systems Inc., 12.00%,
  10/15/06(b)............................   1,000,000      1,057,500
Gothic Energy Corp, 14.125%,
  05/01/06(a)(b).........................     875,000        498,750
Green Tree Financial, 6.50%, 09/26/02....   3,000,000      2,955,000
Indianapolis Life Ins. Co. 144A, 8.66%,
  04/01/11...............................   2,000,000      2,232,500
Indiantown Cogeneration, 9.77%,
  12/15/20...............................   1,500,000      1,938,750
International Knife & Saw, 11.375%,
  11/15/06(b)............................   1,000,000      1,070,000
JDN Realty Corp, 6.918%, 03/31/13(a).....   2,000,000      2,000,000
Jackson National Life Ins. Co. 144A,
  8.15%, 03/15/27........................   1,000,000      1,132,500
Jefferies Group Inc. 7.50%, 08/15/07.....   2,500,000      2,606,250
Leucadia National Corp., 7.75%,
  08/15/13...............................   2,415,000      2,439,150
Lumbermens Mutual Casualty 144A, 9.15%,
  07/01/26...............................   2,000,000      2,405,000
McCaw International Ltd., 0.00%,
  04/15/07(a)(b).........................   2,000,000      1,320,000
McDermott Inc., 8.75%, 05/19/23(b).......   2,000,000      2,102,500
Medpartners Inc., 7.375%, 10/01/06(b)....   2,500,000      2,256,250
Navigator Gas Transport 144A, 10.50%,
  06/30/07(b)............................   2,050,000      2,137,125
News America Holdings, 7.75%, 01/20/24...   2,000,000      2,152,500
News America Holdings, 7.70%, 10/30/25...   1,000,000      1,067,500
Northrop Grumman Corp., 9.375%,
  10/15/24...............................   2,000,000      2,417,500
Overseas Shipholding Group, Inc., 8.75%,
  12/01/13...............................   3,000,000      3,341,250
PDV America Inc., 7.875%, 08/01/03.......   3,000,000      3,093,750
Pegasus Media & Communications, 12.50%,
  07/01/05(b)............................   1,000,000      1,130,000
Pioneer-Standard, 8.50%, 08/01/06........   3,000,000      3,285,000
Praxair Inc., 8.70%, 07/15/22............   2,500,000      2,762,500

          U.S. CORPORATE BONDS             PRINCIPAL       VALUE
Pulte Corp., 7.625%, 10/15/17............  $1,500,000   $  1,567,500
RJR Nabisco Inc., 8.75%, 07/15/07........   2,000,000      2,100,000
Royal Carribean Cruises, 7.50%,
  10/15/27...............................   3,300,000      3,448,500
Servicemaster Company, 7.25%,
  03/01/38(a)............................   3,000,000      3,052,500
Silverleaf Resorts Inc, 10.50%,
  04/01/08(a)(b).........................   2,000,000      1,905,000
Sithe/Independence Funding, 9.00%,
  12/30/13...............................   2,000,000      2,375,000
Spieker Properties, 7.35%, 12/01/17......   2,000,000      2,062,500
Storage USA Partnership L.P., 7.00%,
  12/01/07...............................   1,200,000      1,221,000
Storage USA Partnership L.P., 8.20%,
  06/01/17...............................   2,240,000      2,514,400
TCI Communications, Inc., 8.75%,
  08/01/15...............................   1,000,000      1,203,750
TCI Communications, Inc., 7.125%,
  02/15/28(a)............................   1,000,000      1,047,500
TE Products Pipeline Co, 7.51%,
  01/15/28(a)............................   2,000,000      2,030,000
Tele Communications Inc, 9.25%,
  01/15/23...............................   2,000,000      2,317,500
Terex Corp. 144A, 8.875%,
  04/01/08(a)(b).........................   2,000,000      1,965,000
Time Warner Inc., 9.125%, 01/15/13.......   1,500,000      1,841,250
Time Warner Inc., 9.15%, 02/01/23........   2,000,000      2,535,000
Torchmark Corp, 7.875%, 05/15/23.........   2,000,000      2,200,000
Trump Atlantic City Associates, 11.25%,
  05/01/06(b)............................   2,500,000      2,431,250
Turner Broadcasting System, 8.40%,
  02/01/24...............................   1,000,000      1,070,000
USX Marathon Group, 9.375%,
  05/15/22. . ...........................   1,000,000      1,268,750
United Air Lines, 9.75%, 08/15/21........   2,500,000      3,246,875
United Refining, 10.75%, 06/15/07(b).....   1,000,000        962,500
US Surgical Corp, 7.25%, 03/15/08(a).....   3,000,000      3,172,500
Watson Pharmaceuticals, 7.125%,
  05/15/08(a)............................   3,500,000      3,513,125
                                                        ------------
TOTAL U.S. CORPORATE BONDS
  (Cost -- $129,040,824).................                135,544,425
                                                        ------------
U.S. DOLLAR DENOMINATED FOREIGN CORPORATE
BONDS -- 13.63%
-----------------------------------------
APP Fin II Mauritius LTD 12.00%,
  12/29/49(b)............................   1,000,000        660,000
Abitibi Consolidated Inc, 7.50%,
  04/01/28(a)............................   2,000,000      2,042,500
Acindar Industries, 11.25%,
  02/15/04(b)............................   1,500,000      1,513,125
Buenos Aires Embotelladora 8.50%,
  12/29/00(b)(c).........................     500,000        302,500
Canadian Occidental Petroleum, 7.40%,
  05/01/28(a)............................   1,500,000      1,543,125
Cemex S.A. 144A, 12.75%, 07/15/06(b).....   1,000,000      1,146,250
Cia Latino Americana 144A, 11.625%,
  06/01/04(b)............................   1,000,000        995,000
Companhia Suzano Papel, 10.25%,
  10/06/01(b)............................     900,000        873,000
Espirito Santo-Escelsa 144A, 10.00%,
  07/15/07(b)............................     900,000        767,250
GS Superhighway Holdings, 10.25%,
  08/15/07(b)............................   1,000,000        695,000
Greater Beijing 144A, 9.50%,
  06/15/07(b) ...........................   1,000,000        630,000
Grupo Azucarero Mexico 144A, 11.50%,
  01/15/05(a)(b).........................   1,500,000      1,245,000
Grupo Industrial Durango, 12.00%,
  07/15/01(b)............................     500,000        519,375
Grupo Televisa S.A., 0.00%,
  05/15/08(a)(b).........................   1,000,000        817,500
Industrias Unidas, 8.50%, 01/27/99(b)....   1,000,000        998,750

JUNE 30, 1998 (UNAUDITED)

         U.S. DOLLAR DENOMINATED
         FOREIGN CORPORATE BONDS           PRINCIPAL       VALUE
-----------------------------------------
Iochpe-Maxion S.A. 144A, 12.375%,
  11/08/02(b)............................  $  900,000   $    739,125
Ionica PLC Units, 15.00%,
  05/01/07(a)(b).........................   2,500,000        500,000
MRS Logistica S.A. 144A, 10.625%,
  08/15/05(b)............................   1,000,000        851,250
Mastellone Hermanos 144A, 11.75%,
  04/01/08(a)(b).........................   1,000,000      1,002,500
Mechala Group Jamaica, 12.75%,
  12/30/99(b)............................   1,000,000        910,000
Metalurgica Gerdau S.A., 10.25%,
  11/23/01(b)............................     500,000        487,500
Metalurgica Gerdau S.A., 11.125%,
  05/24/04(b)............................     500,000        498,750
Ongko International Finance Co. 144A,
  10.50%, 03/29/04(b)(c).................   1,000,000        150,000
Petroleo Ipiranga, 10.625%,
  02/25/02(b)............................   1,000,000        975,000
Polysindo International Finance, 11.375%,
  06/15/06(b)(c).........................   1,000,000        380,000
Sideco Americana S.A. 144A, 9.125%,
  08/01/02(b)............................   1,000,000        892,500
Trikem S.A. 144A, 10.625%,
  07/24/07(b). ..........................   1,000,000        865,000
                                                        ------------
TOTAL U.S. DOLLAR DENOMINATED FOREIGN
  CORPORATE BONDS
  (Cost -- $26,839,663)..................                 23,000,000
                                                        ------------
U.S. GOVERNMENT OBLIGATIONS -- 3.58%
-----------------------------------------
U.S. Treasury Bond, 5.625%,
  05/15/01(a) ...........................   3,500,000      3,511,165
U.S. Treasury Bond, 5.75%, 04/30/03(a)...   2,500,000      2,522,250
                                                        ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost -- $6,024,829)...................                  6,033,415
                                                        ------------
RIGHTS & WARRANTS -- 0.10%                     SHARES
-----------------------------------------  ----------
Gothic Energy Restricted Warrants(a).....       4,767             --

            RIGHTS & WARRANTS                SHARES        VALUE
         FOREIGN CORPORATE BONDS
Gothic Energy Warrants(a)................       6,941   $         --
Gothic Energy 144A Warrants(a)...........      14,000         14,000
McCaw International Ltd. 144A
  Warrants(a)............................       2,000          1,000
RSL Communications Ltd. 144A
  Warrants(a)............................       1,000         70,000
Terex Corp. -- Appreciation Rights (a)...       4,000         88,000
                                                        ------------
TOTAL RIGHTS & WARRANTS
  (Cost -- $0)...........................                    173,000
                                                        ------------
TOTAL INVESTMENTS -- 97.63%
  (Cost -- $161,905,316)(d)..............                164,750,840
OTHER ASSETS, LESS
  LIABILITIES -- 2.37%...................                  4,002,880
                                                        ------------
NET ASSETS -- 100%.......................               $168,753,720
                                                        ============
(a) Non-income producing security
(b) Below investment grade security
(c) Issuer is in default on interest payments.
(d) Cost is approximately the same for Federal income tax purposes.
OTHER INFORMATION:
At June 30, 1998, net unrealized appreciation based on cost for
Financial Statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation....................   $  8,323,473
    Gross unrealized depreciation....................     (5,477,949)
                                                        ------------
        Net unrealized appreciation..................   $  2,845,524
                                                        ============
Purchases and sales of securities other than U.S. Government securities and short-term obligations aggregated $89,674,696 and
$50,679,004, respectively, for the period ended June 30, 1998.
Purchases and sales of U.S. Government and Government Agency obligations aggregated $18,329,258 and $15,695,079, respectively, for the period ended June 30, 1998.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $161,905,316).....  $164,750,840
Cash........................................................       654,436
Receivables
  Fund shares sold..........................................       418,614
  Interest..................................................     3,574,121
Other assets................................................        34,636
                                                              ------------
  Total assets..............................................   169,432,647
                                                              ------------
LIABILITIES
Payables
  Distributions to shareholders.............................       375,019
  Fund shares repurchased...................................        92,418
  Management fee............................................        89,530
  12b-1 service and distribution fees.......................        65,160
  Other payables to related parties.........................        38,467
Accrued expenses............................................        18,333
                                                              ------------
  Total liabilities.........................................       678,927
                                                              ------------
NET ASSETS..................................................  $168,753,720
                                                              ============
CLASS A
Net asset value and redemption price per share
  ($123,777,236/12,237,121 shares outstanding)..............  $      10.11
                                                              ============
Maximum offering price per share ($10.11 x 100/95.25)*......  $      10.61
                                                              ============
CLASS B
Net asset value, offering price and redemption price** per
  share ($34,040,335/3,368,435 shares outstanding)..........  $      10.11
                                                              ============
CLASS C
Net asset value, offering price and redemption price*** per
  share ($10,498,821/1,036,559 shares outstanding)..........  $      10.13
                                                              ============
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($437,328/43,243 shares outstanding)................  $      10.11
                                                              ============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $169,420,703
  Accumulated net realized loss on investments..............    (3,465,732)
  Accumulated net investment loss...........................       (46,775)
  Net unrealized appreciation on investments................     2,845,524
                                                              ------------
NET ASSETS..................................................  $168,753,720
                                                              ============

  *    On sales of more than $100,000 the offering price is
       reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Interest..................................................             $ 6,181,234
                                                                         -----------
EXPENSES
  Management fee............................................  $500,993
  Transfer agent............................................   104,906
  Administrative services fee...............................    75,404
  Custody fees..............................................    20,808
  Blue Sky fees.............................................    21,893
  Auditing and accounting fees..............................    26,269
  Shareholder reports.......................................     8,640
  Fund accounting...........................................    51,014
  Trustees' fees............................................     4,235
  12b-1 service and distribution fees.......................   325,099
  Legal.....................................................    12,744
  Other.....................................................    28,964
                                                                         -----------
        Total expenses......................................               1,180,969
                                                                         -----------
NET INVESTMENT INCOME.......................................               5,000,265
                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments..........................                 921,858
  Net unrealized depreciation during the period on
    investments.............................................              (2,700,811)
                                                                         -----------
        Net loss on investments.............................              (1,778,953)
                                                                         -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $ 3,221,312
                                                                         ===========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1998*           1997
                                                              ------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $ 5,000,265    $  7,717,084
  Net realized gain on
    Investments.............................................      921,858         972,876
    Options.................................................           --          16,281
  Net unrealized (depreciation) appreciation during the
    period on
    Investments.............................................   (2,700,811)      3,318,851
    Options.................................................           --          23,031
                                                              ------------   ------------
        Net increase resulting from operations..............    3,221,312      12,048,123
                                                              ------------   ------------
Class A distributions
  From net investment income................................   (3,881,845)     (6,965,108)
  In excess of net investment income........................      (11,926)         (2,835)
                                                              ------------   ------------
        Total distributions to Class A shareholders.........   (3,893,771)     (6,967,943)
                                                              ------------   ------------
Class B distributions
  From net investment income................................     (853,854)       (599,739)
  In excess of net investment income........................      (33,354)           (243)
                                                              ------------   ------------
        Total distributions to Class B shareholders.........     (887,208)       (599,982)
                                                              ------------   ------------
Class C distributions
  From net investment income................................     (255,246)       (152,237)
  In excess of net investment income........................       (8,344)            (61)
                                                              ------------   ------------
        Total distributions to Class C shareholders.........     (263,590)       (152,298)
                                                              ------------   ------------
Advisor Class distributions
  From net investment income................................       (9,320)             --
  In excess of net investment income........................         (957)             --
                                                              ------------   ------------
        Total distributions to Advisor Class shareholders...      (10,277)             --
                                                              ------------   ------------
Fund share transactions (Note 4)
  Class A...................................................   18,588,270       4,600,092
  Class B...................................................   15,953,365      12,937,647
  Class C...................................................    4,027,854       5,911,303
  Advisor Class.............................................      441,532              --
                                                              ------------   ------------
    Net increase resulting from Fund share transactions.....   39,011,021      23,449,042
                                                              ------------   ------------
TOTAL INCREASE IN NET ASSETS................................   37,177,487      27,776,942
NET ASSETS
  Beginning of period.......................................  131,576,233     103,799,291
                                                              ------------   ------------
  END OF PERIOD.............................................  $168,753,720   $131,576,233
                                                              ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $        --    $      7,806
                                                              ============   ============
*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                         FOR THE SIX
                              FOR THE SIX                                                   MONTHS
          CLASS A             MONTHS ENDED                                                  ENDED            FOR THE YEAR ENDED
                                JUNE 30,          FOR THE YEAR ENDED DECEMBER 31,        DECEMBER 31,             JUNE 30,
                              ------------      -----------------------------------      ------------      ----------------------
                                 1998*            1997         1996          1995            1994            1994          1993
  SELECTED PER SHARE DATA     ------------      --------      -------      --------      ------------      --------      --------
Net asset value, beginning
  of period.................    $  10.22        $   9.80      $  9.78      $   9.01        $   9.38        $  10.34      $   9.95
                                --------        --------      -------      --------        --------        --------      --------
  Income from investment
    operations
  Net investment income.....         .34             .80          .72           .67(a)          .33(a)          .63           .55
  Net realized and
    unrealized gain (loss)
    on investments..........        (.11)            .42          .03           .84            (.29)           (.60)         1.00
                                --------        --------      -------      --------        --------        --------      --------
    Total from investment
      operations............         .23            1.22          .75          1.51             .04             .03          1.55
                                --------        --------      -------      --------        --------        --------      --------
  Less distributions
  From net investment
    income..................         .34             .80          .72           .63             .32             .61           .64
  In excess of net
    investment income.......          --              --          .01            --              --              --            --
  From net realized gain....          --              --           --            --              --             .38           .52
  In excess of net realized
    gain....................          --              --           --            --             .09              --            --
  From capital paid-in......          --              --           --           .11              --              --            --
                                --------        --------      -------      --------        --------        --------      --------
    Total distributions.....         .34             .80      .73....           .74             .41             .99          1.16
                                --------        --------      -------      --------        --------        --------      --------
Net asset value, end of
  period....................    $  10.11        $  10.22      $  9.80      $   9.78        $   9.01        $   9.38      $  10.34
                                ========        ========      =======      ========        ========        ========      ========
Total return (%)............        2.30(c)        11.87(b)      8.06(b)      17.41(b)          .43(c)          .00(b)      16.29(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)............    $123,777        $106,497      $97,881      $108,840        $110,232        $120,073      $132,721
Ratio of expenses to average
  net assets
  With expense
    reimbursement(%)........          --              --           --          1.54            1.50(d)           --            --
  Without expense
    reimbursement(%)........        1.39(d)         1.47         1.56          1.54            1.52(d)         1.45          1.49
Ratio of net investment
  income to average net
  assets (%)................        6.81(d)         7.08         7.36          7.09(a)         6.92(a)(d)      6.19          6.42
Portfolio turnover
  rate(%)...................          34              71           90            93              44              78           134

                      (See Notes to Financial Statements)

                                                                                                FOR THE SIX       FOR THE PERIOD
                                         FOR THE SIX                                               MONTHS         APRIL 1, 1994
                CLASS B                  MONTHS ENDED                                              ENDED          (COMMENCEMENT)
                                           JUNE 30,         FOR THE YEAR ENDED DECEMBER 31,     DECEMBER 31,       TO JUNE 30,
                                         ------------      ---------------------------------    ------------      --------------
                                            1998*           1997         1996         1995          1994               1994
        SELECTED PER SHARE DATA          ------------      -------      -------      -------    ------------      --------------
Net asset value, beginning of period...    $ 10.22         $  9.80      $  9.78      $  9.01      $  9.38            $  9.82
                                           -------         -------      -------      -------      -------            -------
  Income (loss) from investment
    operations
  Net investment income................        .30             .68          .64          .60(a)       .30(a)             .10
  Net realized and unrealized gain
    (loss) on investments..............       (.10)            .46          .04          .84         (.29)              (.32)
                                           -------         -------      -------      -------      -------            -------
    Total from investment operations...        .20            1.14          .68         1.44          .01               (.22)
                                           -------         -------      -------      -------      -------            -------
  Less distributions
  From net investment income...........        .30             .72          .64          .56          .29                .14
  In excess of net investment income...        .01              --          .02           --           --                 --
  From net realized gain...............         --              --           --           --           --                .08
  In excess of net realized gain.......         --              --           --           --          .09                 --
  From capital paid-in.................         --              --           --          .11           --                 --
                                           -------         -------      -------      -------      -------            -------
    Total distributions................        .31             .72          .66          .67          .38                .22
                                           -------         -------      -------      -------      -------            -------
Net asset value, end of period.........    $ 10.11         $ 10.22      $  9.80      $  9.78      $  9.01            $  9.38
                                           =======         =======      =======      =======      =======            =======
Total return(%)........................       1.95(c)        11.12(b)      7.25(b)     16.54(b)       .06(c)           (2.24)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................    $34,040         $18,499      $ 5,300      $ 5,184      $ 2,420            $   761
Ratio of expenses to average net assets
  With expense reimbursement(%)........         --              --           --         2.29         2.25(d)              --
  Without expense
    reimbursement(%)...................       2.12(d)         2.21         2.29         2.29         2.27(d)            2.20(d)
Ratio of net investment income to
  average net assets(%)................       6.08(d)         6.35         6.62         6.34(a)      6.17(a)(d)         5.44(d)
Portfolio turnover rate(%).............         34              71           90           93           44                 78

                      (See Notes to Financial Statements)

                                                                                                  FOR THE PERIOD
                                                              FOR THE SIX         FOR THE         APRIL 30, 1996
                          CLASS C                             MONTHS ENDED       YEAR ENDED       (COMMENCEMENT)
                                                                JUNE 30,        DECEMBER 31,      TO DECEMBER 31,
                                                              ------------      ------------      ---------------
                                                                 1998*              1997               1996
                  SELECTED PER SHARE DATA                     ------------      ------------      ---------------
Net asset value, beginning of period........................    $ 10.24           $  9.82             $  9.44
                                                                -------           -------             -------
  Income from investment operations
  Net investment income.....................................        .30               .64                 .39
  Net realized and unrealized (loss) gain on investments....       (.10)              .48                 .43
                                                                -------           -------             -------
    Total from investment operations........................        .20              1.12                 .82
                                                                -------           -------             -------
  Less distributions
  From net investment income................................        .30               .70                 .39
  In excess of net investment income........................        .01                --                 .05
                                                                -------           -------             -------
    Total distributions.....................................        .31               .70                 .44
                                                                -------           -------             -------
Net asset value, end of period..............................    $ 10.13           $ 10.24             $  9.82
                                                                =======           =======             =======
Total return(%).............................................       1.94(c)          11.11(b)             8.81(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $10,499           $ 6,580             $   618
Ratio of expenses to average net assets(%)..................       2.12(d)           2.20                2.35(d)
Ratio of net investment income to average net assets(%).....       6.08(d)           6.35                6.56(d)
Portfolio turnover rate(%)..................................         34                71                  90

                      (See Notes to Financial Statements)

                                                                   FOR THE PERIOD
                                                                  JANUARY 20, 1998
                       ADVISOR CLASS                               (COMMENCEMENT)
                                                                    TO JUNE 30,
                                                                  ----------------
                                                                       1998*
                  SELECTED PER SHARE DATA                         ----------------
Net asset value, beginning of period........................           $ 10.28
                                                                       -------
  Income from investment operations
  Net investment income.....................................               .33
  Net realized and unrealized loss on investments...........              (.14)
                                                                       -------
    Total from investment operations........................               .19
                                                                       -------
  Less distributions
  From net investment income................................               .33
  In excess of net investment income........................               .03
                                                                       -------
    Total distributions.....................................               .36
                                                                       -------
Net asset value, end of period..............................           $ 10.11
                                                                       =======
Total return(%)(c)..........................................              1.85
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................           $   437
Ratio of expenses to average net assets(%)(d)...............              1.11
Ratio of net investment income to average net
  assets(%)(d)..............................................              7.09
Portfolio turnover rate(%)..................................                34

---------------

(a) Net investment income is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized
 *Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Bond Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C, Advisor Class and Class I are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1998, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     OPTIONS -- The Fund may write (sell) covered put options and covered call options on securities and stock indices on securities held in its portfolio. When the Fund writes a call, it gives the purchaser of the call option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months. When the Fund holds covered call options, the underlying securities are held in a segregated account by the custodian.

     If the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder. For options on indices, cash settlement by the Fund will be required if the option is exercised.

     By writing a call option, the Fund forgoes, in exchange for the premium less the commission (the "net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price.

     The liability representing the Fund's obligation under an exchange traded written call option is valued at the last sale price or, in the absence of a sale, the last offering price.

     In addition, the Fund may purchase put and call options on securities and stock indices, and engage in options on interest rate and currency futures contracts. Exchange traded purchased options are valued at the last sales price or, in the absence of a sale, the last bid price.

     CASH AND CASH EQUIVALENTS -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At June 30, 1998 the interest rate was 5.25%.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $4,902,000 as of December 31, 1997 which may be applied against any realized net taxable gain of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryforward expires $1,476,000 in 1998, $984,000 in 1999 and $2,443,000 in 2003.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly. Distributions from net realized capital gains, if any, are declared in December.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of .75% of the first $100 million in average net assets, and .50% of average net assets in excess of $100 million.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. As compensation for these services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the period ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $18,017.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Class I and Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $142,543, $140,553, and $42,003, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $81,727, $17,794, $5,235 and $150, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1998             DECEMBER 31, 1997
                           -------------------------   -------------------------
         CLASS A             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................   2,825,344   $ 28,864,031    2,873,269   $ 29,019,071
Issued on reinvestment of
 distributions...........     243,145      2,474,383      443,606      4,445,919
Repurchased..............  (1,248,227)   (12,750,144)  (2,888,523)   (28,864,898)
                           ----------   ------------   ----------   ------------
Net increase.............   1,820,262   $ 18,588,270      428,352   $  4,600,092
                           ==========   ============   ==========   ============

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1998             DECEMBER 31, 1997
                           -------------------------   -------------------------
         CLASS B             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................   1,907,922   $ 19,421,716    1,494,334   $ 15,193,566
Issued on reinvestment of
 distributions...........      43,005        437,298       37,455        376,600
Repurchased..............    (393,394)    (3,905,649)    (261,864)    (2,632,519)
                           ----------   ------------   ----------   ------------
Net increase.............   1,557,533   $ 15,953,365    1,269,925   $ 12,937,647
                           ==========   ============   ==========   ============

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1998             DECEMBER 31, 1997
                           -------------------------   -------------------------
         CLASS C             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................     510,422   $  5,221,488      702,503   $  7,121,264
Issued on reinvestment of
 distributions...........       5,757         58,670        5,368         54,367
Repurchased..............    (122,400)    (1,252,304)    (128,052)    (1,264,328)
                           ----------   ------------   ----------   ------------
Net increase.............     393,779   $  4,027,854      579,819   $  5,911,303
                           ==========   ============   ==========   ============

                                FOR THE PERIOD
                               JANUARY 20, 1998
                                (COMMENCEMENT)
                               TO JUNE 30, 1998
                           -------------------------
      ADVISOR CLASS          SHARES        AMOUNT
      -------------        ----------   ------------
Sold.....................      51,572   $    526,770
Issued on reinvestment of
 distributions...........         380          3,853
Repurchased..............      (8,709)       (89,091)
                           ----------   ------------
Net increase.............      43,243   $    441,532
                           ==========   ============

03IBFX063098

June 30, 1998                                                      IVY FUNDS(R)

IVY
DEVELOPING
NATIONS
FUND




SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the share-holders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.


Market Commentary

Emerging markets have performed poorly since the beginning of the year, continuing the sell-off that began midway through 1997. Allocation to emerging markets by US mutual funds is at a four-year low as many investors are bypassing the asset class in favor of US and European markets. Poor performance by emerging markets, while developed markets have stormed ahead, has contributed to a widening discount between emerging market stocks and their developed market counterparts. We believe that as volatility sub sides and investor interest returns, there is potential for this price disparity to narrow. It would appear that these markets are too cheap for investors to continue to ignore.

Fifty-three percent of the Ivy Developing Nations Fund is currently allocated to Asia where, in our view, markets represent compelling long-term value, with many stocks trading at substantial discounts to net asset values. While short-to medium-term prospects for the region are somewhat mixed, reforms and economic restructuring should dramatically improve prospects for long-term growth. The Fund has significant exposure to developments in Southeast Asia, with 21% of total assets invested in the area. As undervalued currencies return to more normal levels and investor sentiment improves, this portion of the Fund should make a positive contribution to performance.

Thirty-eight percent of the Fund is invested in Latin America. While fallout from the Asian turmoil and lower commodity prices are expected to contribute to lower growth this year, policy makers have responded proactively to the crisis. Going forward, we believe that a renewed commitment to reforms is likely to improve prospects for sustainable growth. Currently, valuations in Latin America are at a three-year low, with an average price to earnings (P/E) ratio of less than 10 times 12-month forward earnings, with expected earnings growth of over 15%.

The Fund continues to be underweight in emerging Europe (8% of assets), as we feel that valuations do not adequately reflect the risks inherent to many of those economies. About 4% of the Fund is invested in South Africa-an economy poised to benefit from nascent restructuring efforts in the corporate sector and the beginnings of a cyclical recovery, which we expect will gain momentum in 1999.

Despite record levels of pessimism, we believe that over the longer term, emerging economies will continue to contribute a significant portion of world economic growth. Accordingly, in our view, exposure to equities of emerging economies should be considered an integral part of a well-diversified portfolio. At the moment, valuations are compelling, sentiment is depressed, and the allocation of mutual fund assets to emerging markets is at a four-year low. Therefore, we believe that now is the time to build positions in many of these markets.

                                                IVY MANAGEMENT, INC.


                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

          EQUITY SECURITIES -- 103.12%               SHARES         VALUE
-------------------------------------------------
AFRICA -- 3.96%
------------------------------------------
SOUTH AFRICA -- 3.96%
Anglo American Corporation S.A...................        8,700   $    295,415
Rembrandt Group Ltd..............................       42,300        265,721
                                                                 ------------
                                                                      561,136
                                                                 ------------
ASIA/PACIFIC -- 52.60%
------------------------------------------
CHINA -- 0.96%
Guangdong Kelon Electrical Holdings
  -- H. Shares...................................       45,000         35,426
Huaneng Power International, Inc. ADR(a).........        1,200         16,125
Inner Mongolia Erdos Cashmere Products Co. 'B'...       64,000         15,488
Quinling Motors Company..........................       67,000         18,590
Shanghai Diesel Engine Co. Ltd. 'B'(a)...........       81,200         13,642
Shanghai Post & Telecommunications Equipment
 'B'.............................................       55,900         15,987
Tingyi (Cayman Islands) Holding Co...............      128,000          7,847
Zhenhai Refining and Chemical Company Ltd........      100,000         12,906
                                                                 ------------
                                                                      136,011
                                                                 ------------
HONG KONG -- 15.37%
Cheung Kong Holdings Ltd.........................       32,000        157,345
Citic Pacific....................................       44,000         77,795
Esprit Asia Holdings Ltd.........................      400,000        121,313
Gold Peak Industries.............................      456,000        155,951
Gold Peak Industries Warrants(a).................       91,200          1,883
Guangdong Investments............................      227,000         50,974
Guangdong Investments Warrants(a)................       30,200            164
Guangdong Tannery Ltd............................        9,600            434
HSBC Holdings....................................       10,241        250,455
Jardine Matheson Holdings Ltd....................       13,500         36,450
Jardine Strategic................................      109,062        207,218
Li & Fung........................................      346,000        558,167
National Mutual Asia Ltd.........................      428,000        273,418
Peregrine Investments Holdings Limited(b)........      121,000             --
Techtronic Industries Company....................      644,000        132,979
Union Bank of Hong Kong Ltd......................      113,600         72,204
Wharf Holdings Ltd. (with 4,100 Warrants(a)).....       82,000         80,957
                                                                 ------------
                                                                    2,177,707
                                                                 ------------
INDONESIA -- 0.67%
PT Astra International Inc.......................       58,000          3,919
PT Bank Bali.....................................       90,000          5,169
PT Bank Dagang Nasional -- Foreign Registered
 (with 43,126 Warrants)(a).......................      301,876          1,550
PT Citatah.......................................       65,000          3,074
PT Hanjaya Mandala Sampoerna.....................       72,500          9,920
PT Matahari Putra Prima TBK......................      438,000          4,439
PT Mulia Industrindo.............................      239,900          4,052
PT Semen Gresik..................................       12,000          6,811
PT Telekomunikasi Indonesia......................      189,000         53,316
PT Tempo Scan Pacific............................      138,000          2,098
                                                                 ------------
                                                                       94,348
                                                                 ------------
ISRAEL -- 2.34%
Koor Industries Ltd. -- Sponsored ADR............       14,200        331,925
                                                                 ------------
MALAYSIA -- 6.19%
Arab Malaysian Corporation Berhad................      140,000         30,211
Arab Malaysian Finance Foreign...................      138,000         27,783
Berjaya Sports Toto Berhad.......................       35,000         51,899
Edaran Otomobil Nasional Berhad..................       42,000         40,506
Genting Berhad...................................       41,000         74,141
KFC Holdings (Malaysia) Berhad(a)................       97,000         51,453
Land & General Berhad............................      197,000         22,324
Lion Land Berhad.................................      300,000         26,763
London & Pacific Insurance Company Berhad........       45,200         46,862
Malayan Banking Berhad...........................       58,000         58,455
Perusahaan Otomobil Nasional Berhad..............       88,000         56,227
Public Bank Berhad...............................      139,200         41,282
Public Bank Berhad -- Foreign....................      102,000         30,741
RHB Capital Berhad...............................      152,400         62,099
RHB Sakura Merchant Bankers Berhad...............        2,620            682
Resorts World Berhad.............................       46,000         50,575
Sime UEP Properties Berhad.......................      160,000         91,814
Sungei Way Holdings Berhad.......................      200,000         30,862
Technology Resources Industries Berhad...........      119,000         81,772
                                                                 ------------
                                                                      876,451
                                                                 ------------

                EQUITY SECURITIES                    SHARES         VALUE
-------------------------------------------------
PHILIPPINES -- 3.19%
Alaska Milk Corporation(a).......................    1,700,000   $     75,827
Asian Terminals, Inc.............................      677,500         22,746
Bacnotan Cement Corporation......................      180,000         24,173
Belle Corporation (with 61,400 Warrants) (a).....      607,000         15,515
Benpres Holdings Corp. GDR(a)....................       15,000         36,750
C & P Homes, Inc.(a).............................      810,500         40,816
La Tondena Distillers Inc........................      140,000         70,503
Metropolitan Bank & Trust Company................        9,774         57,426
Mondragon International Philippines, Inc.(a).....    1,512,600         25,391
SM Prime Holdings, Inc...........................      339,000         53,655
Southeast Asia Cement Holdings, Inc.(a)..........      992,000          8,326
Universal Robina Corporation.....................      201,000         20,486
                                                                 ------------
                                                                      451,614
                                                                 ------------
SINGAPORE -- 7.05%
Clipsal Industries Limited.......................      131,000        117,245
DBS Land Limited.................................      176,000        145,844
Development Bank of Singapore -- Foreign
 Registered Limited..............................       44,200        244,614
Elec & Eltek International Co. Ltd...............       25,300         85,514
Fraser & Neave Ltd. ORD..........................       90,000        241,849
Singapore Airlines Ltd. -- Foreign Registered....       35,000        163,660
                                                                 ------------
                                                                      998,726
                                                                 ------------
SOUTH KOREA -- 6.87%
Hana Bank........................................        2,463          8,880
Hyundai Motor Company Ltd. GDR...................        8,000         80,990
Hyundai Motor Company Ltd. GDR 144A..............          500            919
Keum Kang Development Ind. Company...............        3,800         19,484
Korea Electric Power Corp........................       12,000        128,041
Korea Electric Power Corp. Sponsored ADR.........       12,400         88,350
Pohang Iron & Steel Co. Ltd......................        4,000        133,384
Pohang Iron & Steel Co. Ltd. ADR.................        2,700         32,400
Samsumg Electronics Co...........................        9,489        293,723
Samsung Electronics Co. GDR......................          255          4,064
Samsung Electronics Co. GDR 144A Registered......        2,662         22,294
Samsung Fire & Marine Insurance..................          588         98,071
Shinhan Bank(a)..................................       11,833         39,300
Ssangyong Oil Refining Co. Ltd...................        3,600         24,385
                                                                 ------------
                                                                      974,285
                                                                 ------------
TAIWAN -- 6.41%
Acer Incorporation(a)............................       60,000         71,943
Compeq Manufacturing Co. (a).....................       41,160        219,213
Far Eastern Department Stores Ltd................      188,442        137,107
President Enterprises(a).........................      129,600        116,925
Systex Corporation(a)............................      101,200        187,023
Systex Corporation Rights(a).....................       13,170          8,241
Yung Shin Pharmaceuticals Industries Co..........       71,500        168,551
                                                                 ------------
                                                                      909,003
                                                                 ------------
THAILAND -- 3.55%
Bangkok Bank Public Company Ltd..................       20,000         20,567
Bangkok Bank Public Company Ltd -- Foreign
 Registered......................................       51,000         62,695
Bank of Ayudhya Ltd -- Foreign Registered........      183,450         23,853
Krung Thai Thanakit PLC -- Foreign
 Registered(a)...................................       24,000          3,688
Robinson Department Store Public Company
 Limited -- Foreign Registered(a)................      437,200         12,610
S.G. Asia Credit Company PLC(a)..................        8,300          1,648
S.G. Asia Credit Company PLC -- Foreign
 Registered(a)...................................       82,320         16,347
Siam Cement Public Co. Ltd. (The) -- Foreign
 Registered(a)...................................        9,300         44,851
Siam Makro Public Company Limited -- Foreign
 Registered......................................      123,800        169,749
Thai Airways Int'l. Public Co., Ltd. -- Foreign
 Registered(a)...................................      121,300        101,083
Thai Telephone & Communication Public Co.
 Ltd. -- Foreign Registered(a)...................      370,000         46,359
                                                                 ------------
                                                                      503,450
                                                                 ------------
VIETNAM -- 0.00%
Beta Vietnam Fund Warrants(a)....................          370            148
                                                                 ------------
EUROPE -- 7.78%
------------------------------------------
CZECH REPUBLIC -- 0.85%
Restitucni Invest Fund...........................        1,200         34,344

JUNE 30, 1998 (UNAUDITED)

                EQUITY SECURITIES                    SHARES         VALUE
-------------------------------------------------
Skoda Plzen a.s.(a)..............................        2,000   $     19,918
Zivnobanka -- Investicni Fond....................        5,300         66,586
                                                                 ------------
                                                                      120,848
                                                                 ------------
HUNGARY -- 1.32%
Pick Szeged Rights...............................        3,200        187,074
                                                                 ------------
POLAND -- 0.30%
Bank Rozwoju Eksportu S.A........................        1,550         42,006
Bank Rozwoju Eksportu S.A. Rights(a).............        1,550            444
                                                                 ------------
                                                                       42,450
                                                                 ------------
PORTUGAL -- 4.04%
Colep -- Cia. Portuguesa de Embalagens(a)........        7,300         96,783
Companhia de Seguros Mundial Confianca
 S.A.(a).........................................        4,200        111,639
Investec-Consultoria Internacional S.A...........        1,650         75,917
Lusomundo SGPS S.A.(a)...........................        4,600         68,482
Portugal Telecom S.A. ADR........................        2,700        142,931
Sonae Industria E Investimentos..................        1,400         76,465
                                                                 ------------
                                                                      572,217
                                                                 ------------
RUSSIA -- 0.25%
Gorkovsky Auto Plant (GAZ)(a)....................          500         36,000
                                                                 ------------
TURKEY -- 1.02%
Cimentas A.S.(a).................................      561,725         31,629
Otokar Otobus Karoseri(a)........................      537,500         64,564
Turkiye Garanti Bankasi A.S.(a)..................    1,041,675         47,900
                                                                 ------------
                                                                      144,093
                                                                 ------------
SOUTH AND CENTRAL AMERICA -- 38.78%
------------------------------------------
ARGENTINA -- 3.94%
Bansud S.A.(a)...................................       15,200        119,973
Inversiones y Representaciones S.A. (IRSA).......       52,000        152,898
Quilmes Industrial...............................       13,500        131,625
YPF S.A. Sponsored ADR...........................        5,100        153,319
                                                                 ------------
                                                                      557,815
                                                                 ------------
BRAZIL -- 22.31%
Centrais Electricas Brasileiras S.A..............   10,200,000        299,843
Centrais Electricas Brasileiras S.A. Preferred
 B...............................................    4,380,000        132,543
Centrais Electricas de Santa Catarina S.A.
 (CELESC)........................................       25,000         18,589
Centrais Geradoras do Sul do Brasil S.A.(a)......   10,200,000         13,934
Centrais Geradoras do Sul do Brasil S.A
 Preferred B(a)..................................    4,380,000          6,324
Companhia Energetica de Minas Gerais (CEMIG). ...      979,016         30,896
Companhia Energetica de Sao Paulo (CESP)(a)......      900,000         24,900
Companhia Paranaense de Energia (Copel)..........    2,200,000         17,309
Companhia Paulista de Forca e Luz (CPFL)(a)......      270,000         28,013
Companhia Paulista de Forca e Luz Dividend
 Preferred Receipts(a)...........................        1,155             90
Companhia Paulista de Forca e Luz Preferred
 (CPFL)(a).......................................        1,568            148
Companhia Siderurgica de Tubarao.................    9,900,000        136,952
Companhia Vale do Rio Doce Preferred Shares (with
 5000 Non Tradeable Debentures(a))...............        7,000        142,226
Elevadores Atlas S.A. 144A.......................       13,700        230,977
Gerdau S.A Preferred.............................    6,300,000         87,151
Itaubanco........................................      266,000        151,789
Marcopolo S.A. -- B..............................      124,000        213,348
Petroleo Brasileiro S.A. (Petrobras).............    1,760,000        325,642
Tam Transport Aereos.............................    9,200,000        572,710
Telecomunicacoes Brasileiras S.A. (Telebras)
 ADR.............................................        4,900        535,019

                EQUITY SECURITIES                    SHARES         VALUE
-------------------------------------------------
Uniao de Bancos Brasileiros S.A..................    4,600,000   $    131,246
Unibanco-Units...................................    1,050,000         62,095
                                                                 ------------
                                                                    3,161,744
                                                                 ------------
CHILE -- 6.72%
A.F.P. Provida S.A. ADR..........................       11,000        183,562
Antofagasta Holdings PLC.........................       24,463        103,062
Cristalerias de Chile -- Sponsored ADR...........       14,800        192,400
Embotelladora Andina S.A. Sponsored ADR (Class
 A)..............................................        3,400         59,500
Embotelladora Andina S.A. Sponsored ADR (Class
 B)..............................................        3,400         53,125
Gener S.A. Sponsored ADR.........................        3,590         65,517
Laboratorio Chile S.A. ADR.......................        4,000         57,500
Quimica Minera Chile S.A. Sponsored ADR..........        2,400         80,400
Vina Concha y Toro S.A. ADR......................        5,500        156,750
                                                                 ------------
                                                                      951,816
                                                                 ------------
COLOMBIA -- 1.75%
Bancolombia S.A. -- Spons ADR....................       22,700        248,281
                                                                 ------------
MEXICO -- 0.70%
Grupo Posadas S.A. -- 'A'(a).....................       83,785         50,722
Telefonos de Mexico S.A. ADR Class L.............        1,000         48,062
                                                                 ------------
                                                                       98,784
                                                                 ------------
PERU -- 3.36%
CPT Telefonica del Peru S.A. -- 'B'..............      162,000        333,421
Credicorp Ltd....................................        9,754        143,262
                                                                 ------------
                                                                      476,683
                                                                 ------------
TOTAL EQUITY SECURITIES
 (Cost -- $25,792,535)...........................                  14,612,609
                                                                 ------------
CORPORATE BONDS -- 0.54%                             PRINCIPAL
-------------------------------------------------  -----------
Piltel International Holding Corp. (Convertible),
 1.75%, 07/17/06 (Cost -- $99,021)...............  $   100,000         76,500
                                                                 ------------
TOTAL INVESTMENTS -- 103.66%
 (Cost -- $25,891,556)(c)........................                  14,689,109

OTHER ASSETS, LESS LIABILITIES -- (3.66%)........                    (518,222)
                                                                 ------------
NET ASSETS -- 100%...............................                $ 14,170,887
                                                                 ============
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
ORD -- Ordinary
(a) Non-income producing security
(b) Peregrine Investments Holdings Limited filed for liquidation under the laws of Hong Kong. This security is valued in good faith by the Valuation
    Committee of the Board of Trustees. The cost of this security aggregated
    $194,408. See Note 1 to the Financial Statements.
(c) Cost is approximately the same for Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1998, net unrealized depreciation based on cost for financial statement and Federal income tax purposes is as follows:

   Gross unrealized appreciation..............................   $  1,344,027
   Gross unrealized depreciation..............................    (12,546,474)
                                                                 ------------
       Net unrealized depreciation............................   $(11,202,447)
                                                                 ============
Purchases and sales of securities other than short-term obligations aggregated $2,873,198 and $4,860,806 respectively, for the period ended June
30, 1998.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $25,891,556)......  $ 14,689,109
Cash denominated in foreign currencies (cost -- $37,190)....        29,939
Receivables
  Investments sold..........................................        74,398
  Fund shares sold..........................................        14,336
  Dividends and interest....................................        97,671
  Manager for expense reimbursement.........................        18,592
Deferred organization expenses..............................        13,160
Other assets................................................        14,289
                                                              ------------
  Total assets..............................................    14,951,494
                                                              ------------
LIABILITIES
Payables
  Fund shares repurchased...................................        58,953
  Management fee............................................        12,460
  12b-1 service and distribution fees.......................         9,352
  Other payables to related parties.........................        10,289
Due to custodian............................................       654,875
Accrued expenses............................................        34,678
                                                              ------------
  Total liabilities.........................................       780,607
                                                              ------------
NET ASSETS..................................................  $ 14,170,887
                                                              ============
CLASS A
Net asset value and redemption price per share
  ($5,494,699/956,073 shares outstanding)...................  $       5.75
                                                              ============
Maximum offering price per share ($5.75 x 100/94.25)*.......  $       6.10
                                                              ============
CLASS B
Net asset value, offering price and redemption price** per
  share ($6,775,271/1,192,785 shares outstanding)...........  $       5.68
                                                              ============
CLASS C
Net asset value, offering price and redemption price*** per
  share ($1,846,977/323,787 shares outstanding).............  $       5.70
                                                              ============
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($53,940/9,375 shares outstanding)..................  $       5.75
                                                              ============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $ 26,801,208
  Accumulated net realized loss on investments and foreign
    currency transactions...................................    (1,423,072)
  Undistributed net investment income.......................         4,127
  Net unrealized depreciation on investments and foreign
    currency transactions...................................   (11,211,376)
                                                              ------------
NET ASSETS..................................................  $ 14,170,887
                                                              ============

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $31,407 foreign taxes withheld..........             $   281,456
  Interest..................................................                   6,108
                                                                         -----------
                                                                             287,564
                                                                         -----------
EXPENSES
  Management fee............................................  $ 92,485
  Transfer agent............................................    36,740
  Administrative services fee...............................     9,248
  Custodian fees............................................    48,613
  Blue Sky fees.............................................    20,372
  Auditing and accounting fees..............................     9,980
  Shareholder reports.......................................     7,344
  Amortization of organization expenses.....................     4,896
  Fund accounting...........................................    18,050
  Trustees' fees............................................     4,235
  12b-1 service and distribution fees.......................    63,708
  Legal.....................................................    11,804
  Other.....................................................     5,100
                                                                         -----------
                                                                             332,575
  Expenses reimbursed by manager............................                 (88,680)
                                                                         -----------
        Net expenses........................................                 243,895
                                                                         -----------
NET INVESTMENT INCOME.......................................                  43,669
                                                                         -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................                (837,094)
  Net unrealized depreciation during the period on
    investments and foreign currency transactions...........              (1,962,515)
                                                                         -----------
        Net loss on investment transactions.................              (2,799,609)
                                                                         -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $(2,755,940)
                                                                         ===========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1998*           1997
                                                              ------------   ------------
(DECREASE) INCREASE IN NET ASSETS
Operations
  Net investment income (loss)..............................  $    43,669    $    (85,818)
  Net realized (loss) gain on investments and foreign
    currency transactions...................................     (837,094)        814,367
  Net unrealized depreciation during the period on
    investments and foreign currency transactions...........   (1,962,515)    (10,222,275)
                                                              ------------   ------------
        Net decrease resulting from operations..............   (2,755,940)     (9,493,726)
                                                              ------------   ------------
Class A distributions
  In excess of net investment income........................           --         (14,575)
  From net realized gain....................................           --        (382,865)
  In excess of net realized gain............................           --        (222,371)
                                                              ------------   ------------
        Total distributions to Class A shareholders.........           --        (619,811)
                                                              ------------   ------------
Class B distributions
  In excess of net investment income........................           --         (10,338)
  From net realized gain....................................           --        (339,775)
  In excess of net realized gain............................           --        (197,344)
                                                              ------------   ------------
        Total distributions to Class B shareholders.........           --        (547,457)
                                                              ------------   ------------
Class C distributions
  In excess of net investment income........................           --          (2,619)
  From net realized gain....................................           --         (91,727)
  In excess of net realized gain............................           --         (53,275)
                                                              ------------   ------------
        Total distributions to Class C shareholders.........           --        (147,621)
                                                              ------------   ------------
Fund share transactions (Note 4)
  Class A...................................................   (1,950,929)      3,513,031
  Class B...................................................     (455,420)      6,879,152
  Class C...................................................     (227,671)      1,861,647
  Advisor Class.............................................       68,490              --
                                                              ------------   ------------
        Net (decrease) increase resulting from Fund share
        transactions........................................   (2,565,530)     12,253,830
                                                              ------------   ------------
TOTAL (DECREASE) INCREASE IN NET ASSETS.....................   (5,321,470)      1,445,215
NET ASSETS
  Beginning of period.......................................   19,492,357      18,047,142
                                                              ------------   ------------
  END OF PERIOD.............................................  $14,170,887    $ 19,492,357
                                                              ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $     4,127    $         --
                                                              ============   ============

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                                                  FOR THE PERIOD
                                                        FOR THE SIX                                              NOVEMBER 1, 1994
CLASS A                                                 MONTHS ENDED                                              (COMMENCEMENT)
                                                          JUNE 30,         FOR THE YEAR ENDED DECEMBER 31,       TO DECEMBER 31,
                                                        ------------      ---------------------------------      ----------------
                                                           1998*           1997         1996         1995              1994
SELECTED PER SHARE DATA                                 ------------      -------      -------      -------      ----------------
Net asset value, beginning of period..................    $  6.82         $ 10.12      $  9.05      $  8.64           $ 10.00
                                                          -------         -------      -------      -------           -------
  Income (loss) from investment operations
  Net investment income (loss)(a).....................        .03(g)          .01         (.02)         .01                --
  Net realized and unrealized (loss) gain on
    investment transactions...........................      (1.10)(g)       (2.80)        1.09          .54             (1.36)
                                                          -------         -------      -------      -------           -------
    Total from investment operations..................      (1.07)          (2.79)        1.07          .55             (1.36)
                                                          -------         -------      -------      -------           -------
  Less distributions
  From net investment income..........................         --              --           --          .01                --
  In excess of net investment income..................         --             .01           --           --                --
  From net realized gain..............................         --             .30           --          .10                --
  In excess of net realized gain......................         --             .20           --          .03                --
                                                          -------         -------      -------      -------           -------
    Total distributions...............................         --             .51           --          .14                --
                                                          -------         -------      -------      -------           -------
Net asset value, end of period........................    $  5.75         $  6.82      $ 10.12      $  9.05           $  8.64
                                                          =======         =======      =======      =======           =======
Total return(%).......................................     (15.69)(c)      (27.42)(b)    11.83(b)      6.40(b)         (13.50)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............    $ 5,495         $ 8,584      $ 9,925      $ 3,435           $   611
Ratio of expenses to average net assets(e)
  With expense reimbursement(%).......................       2.16(d)         2.31         2.45         2.55              2.20(d)
  Without expense reimbursement(%)....................       3.12(d)         2.39         2.82         7.18             20.74(d)
Ratio of net investment income (loss) to average net
  assets(%)(a)........................................        .95(d)          .09         (.23)         .24               .52(d)
Portfolio turnover rate(%)............................         16              42           27           14                --
Average commission rate(f)............................    $ .0010         $ .0020      $ .0018          N/A               N/A

                      (See Notes to Financial Statements)

                                                                                                                  FOR THE PERIOD
                                                        FOR THE SIX                                              NOVEMBER 1, 1994
CLASS B                                                 MONTHS ENDED                                              (COMMENCEMENT)
                                                          JUNE 30,         FOR THE YEAR ENDED DECEMBER 31,       TO DECEMBER 31,
                                                        ------------      ---------------------------------      ----------------
                                                           1998*           1997         1996         1995              1994
SELECTED PER SHARE DATA                                 ------------      -------      -------      -------      ----------------
Net asset value, beginning of period..................    $  6.77         $ 10.04      $  9.05      $  8.64           $ 10.00
                                                          -------         -------      -------      -------           -------
  Income (loss) from investment operations
  Net investment income (loss)(a).....................        .01(g)         (.06)        (.06)        (.02)               --
  Net realized and unrealized (loss) gain on
    investment transactions...........................      (1.10)(g)       (2.76)        1.05          .51             (1.36)
                                                          -------         -------      -------      -------           -------
    Total from investment operations..................      (1.09)          (2.82)         .99          .49             (1.36)
                                                          -------         -------      -------      -------           -------
  Less distributions
  In excess of net investment income..................         --             .01           --           --                --
  From net realized gain..............................         --             .28           --          .08                --
  In excess of net realized gain......................         --             .16           --           --                --
                                                          -------         -------      -------      -------           -------
    Total distributions...............................         --             .45           --          .08                --
                                                          -------         -------      -------      -------           -------
Net asset value, end of period........................    $  5.68         $  6.77      $ 10.04      $  9.05           $  8.64
                                                          =======         =======      =======      =======           =======
Total return(%).......................................     (16.10)(c)      (27.93)(b)    10.95(b)      5.62(b)         (13.60)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............    $ 6,775         $ 8,488      $ 6,269      $   945           $   121
Ratio of expenses to average net assets(e)
  With expense reimbursement(%).......................       2.98(d)         3.09         3.20         3.30              2.95(d)
  Without expense reimbursement(%)....................       3.94(d)         3.17         3.57         7.93             21.49(d)
Ratio of net investment income (loss) to average net
  assets(%)(a)........................................        .13(d)         (.69)        (.98)        (.51)             (.23)(d)
Portfolio turnover rate(%)............................         16              42           27           14                --
Average commission rate(f)............................    $ .0010         $ .0020      $ .0018          N/A               N/A

                      (See Notes to Financial Statements)

                                                                                                  FOR THE PERIOD
                                                              FOR THE SIX       FOR THE YEAR      APRIL 30, 1996
CLASS C                                                       MONTHS ENDED         ENDED          (COMMENCEMENT)
                                                                JUNE 30,        DECEMBER 31,      TO DECEMBER 31,
                                                              ------------      ------------      ---------------
                                                                 1998*              1997               1996
SELECTED PER SHARE DATA                                       ------------      ------------      ---------------
Net asset value, beginning of period........................    $  6.79           $ 10.06             $  9.89
                                                                -------           -------             -------
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................        .01(g)           (.07)               (.02)
  Net realized and unrealized (loss) gain on investment
    transactions............................................      (1.10)(g)         (2.76)                .19
                                                                -------           -------             -------
    Total from investment operations........................      (1.09)            (2.83)                .17
                                                                -------           -------             -------
  Less distributions
  In excess of net investment income........................         --               .01                  --
  From net realized gain....................................         --               .27                  --
  In excess of net realized gain............................         --               .16                  --
                                                                -------           -------             -------
    Total distributions.....................................         --               .44                  --
                                                                -------           -------             -------
Net asset value, end of period..............................    $  5.70           $  6.79             $ 10.06
                                                                =======           =======             =======
Total return(%).............................................     (16.05)(c)        (28.01) (b)           1.73(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $ 1,847           $ 2,420             $ 1,854
Ratio of expenses to average net assets(e)
  With expense reimbursement(%).............................       2.98(d)           3.12                3.16(d)
  Without expense reimbursement(%)..........................       3.94(d)           3.20                3.53(d)
Ratio of net investment income (loss) to average net
  assets(%)(a)..............................................        .13(d)           (.72)               (.94)(d)
Portfolio turnover rate(%)..................................         16                42                  27
Average commission rate(f)..................................    $ .0010           $ .0020             $ .0018

                      (See Notes to Financial Statements)

                                                                  FOR THE PERIOD
                                                                  APRIL 30, 1998
ADVISOR CLASS                                                     (COMMENCEMENT)
                                                                   TO JUNE 30,
                                                                  --------------
                                                                      1998*
SELECTED PER SHARE DATA                                           --------------
Net asset value, beginning of period........................         $  7.48
                                                                     -------
  Income (loss) from investment operations
  Net investment income (a).................................             .08(g)
  Net realized and unrealized loss on investment
    transactions............................................           (1.81)(g)
                                                                     -------
    Total from investment operations........................           (1.73)
                                                                     -------
Net asset value, end of period..............................         $  5.75
                                                                     =======
Total return(%).............................................          (23.13)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................         $    54
Ratio of expenses to average net assets(e)
  With expense reimbursement(%).............................            1.68(d)
  Without expense reimbursement(%)..........................            2.64(d)
Ratio of net investment income to average net
  assets(%)(a)..............................................            1.43(d)
Portfolio turnover rate(%)..................................              16
Average commission rate(f)..................................         $ .0010

---------------

(a) Net investment income (loss) is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized
(e) Beginning in 1995, total expenses include fees paid indirectly through an expense offset arrangement.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
       This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(g)    Based on average shares outstanding

 *Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Developing Nations Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of June 30, 1998, such securities were determined to have no value by the Valuation Committee and have been noted as such in the Portfolio of Investments.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the period ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $2,130.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $9,562, $42,504 and $11,642, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $13,636, $18,119, $4,974 and $11, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS A             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................    72,292   $    499,481      869,379   $  9,079,143
Issued on reinvestment of
 distributions............        --             --       60,778        399,920
Repurchased...............  (375,553)    (2,450,410)    (651,905)    (5,966,032)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...  (303,261)  $ (1,950,929)     278,252   $  3,513,031
                            ========   ============   ==========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS B             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................   142,090   $    960,189      938,685   $  9,742,013
Issued on reinvestment of
 distributions............        --             --       41,091        268,328
Repurchased...............  (203,960)    (1,415,609)    (349,402)    (3,131,189)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...   (61,870)  $   (455,420)     630,374   $  6,879,152
                            ========   ============   ==========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS C             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................    26,466   $    174,491      277,166   $  2,892,984
Issued on reinvestment of
 distributions............        --             --       14,440         94,723
Repurchased...............   (58,949)      (402,162)    (119,522)    (1,126,060)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...   (32,483)  $   (227,671)     172,084   $  1,861,647
                            ========   ============   ==========   ============

                                FOR THE PERIOD
                                APRIL 30, 1998
                                (COMMENCEMENT)
                               TO JUNE 30, 1998
                            -----------------------
      ADVISOR CLASS          SHARES       AMOUNT
      -------------         --------   ------------
Sold......................    14,573   $    102,020
Repurchased...............    (5,198)       (33,530)
                            --------   ------------
Net increase..............     9,375   $     68,490
                            ========   ============

03IDNF063098

June 30, 1998                                                       IVY FUNDS(R)

IVY
GLOBAL
SCIENCE &
TECHNOLOGY
FUND


SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the share-holders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.



MARKET COMMENTARY

Fueled by the potent combination of subdued inflation and solid economic growth, the US stock market continued to demonstrate remarkable growth through the first half of 1998. Our research supports our belief that in spite of record-low unemployment and tight labor markets, inflation has remained in check, reducing the likelihood that the Federal Reserve will raise interest rates. As a result, in our view, investors have been willing to pay more for stocks as evidenced by higher price to earnings (P/E) ratios. Solid earnings growth, supported by the robust US economy, in combination with these higher P/E ratios, goes a long way in explaining the extraordinary performance of the market over the last several years.

The economic crisis in Asia remains a serious concern, and many analysts now believe its impact on the US economy will likely be felt over the next six to nine months. One positive effect of the Asian crisis is that lower import prices, coupled with reduced export demand, should have a deflationary effect on the economy and reduce the possibility of an interest rate hike, which would, in turn, provide a favorable environment for equity investing and the Ivy Global Science & Technology Fund.

As usual, the technology sector has experienced its fair share of volatility thus far this year. On the positive side, the Internet has shown convincing evidence that it is now part of the mainstream as more users log on and more electronic commerce is conducted, both by businesses and consumers. Even though most Internet companies are not yet profitable, according to our research, valuations have been driven up to levels that may be difficult to sustain. Therefore, we are somewhat cautious on this sector for the near term, but certainly do not want to bet against it for the longer term.

One problem area this year has been in personal computers and the semiconductors that power them. Thus, we have seen earnings disappointments from some of the leading industry players, such as Intel, Hewlett-Packard and Compaq. Much of the shortfall can be blamed on rapidly declining prices and a buildup of inventory in the distribution channel as the personal computer business transitions to a build-to-order model. This shortfall has been exacerbated by weakened demand in Asia as compared to the US, which has generally shown modest growth, and Europe which has experienced a strong recovery.

For most of the last two years, investors have favored liquid, large-cap stocks. In late April, this tendency became even more pronounced when renewed worries about Asia surfaced. We believe that this willingness to pay a high premium for liquidity is the major reason why small-cap growth stocks have lagged behind the large-cap sector. In our opinion, it has also caused rather rich valuations for many large-cap stocks.

Most of the companies in the Ivy Global Science & Technology Fund portfolio continue to show excellent fundamentals and robust earnings growth. The Fund is diversified across a wide range of industries, with a particular focus on those sectors-including software, networking, information services, and telecommunications equipment-that are less susceptible to pricing competition and are well positioned for long-term growth. Our focus continues to be identifying such companies early in their life cycle and then holding them through their strong growth phase, with the belief that over the long term their superior earnings growth will translate into attractive shareholder returns.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111


                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

           COMMON STOCKS -- 98.29%             SHARES      VALUE
---------------------------------------------
BIOTECHNOLOGY -- 3.47%
Aastrom Biosciences, Inc.(a).................    8,400    $    31,500
Agouron Pharmaceuticals, Inc.(a).............    5,600        169,750
Alkermes, Inc.(a)............................    4,600         82,225
ArQule, Inc.(a)..............................    5,500         71,156
Geltex Pharmaceuticals, Inc.(a)..............    4,900         91,262
Gene Logic Inc.(a)...........................   13,000         91,000
Guilford Pharmaceuticals, Inc.(a)............    3,000         52,875
PathoGenesis Corp.(a)........................    3,400         98,600
Pharmacyclics, Inc.(a).......................    4,200         99,750
US Bioscience, Inc.(a).......................   11,500         94,156
Vertex Pharmaceuticals Inc.(a)...............    1,400         31,500
ViroPharma Inc.(a)...........................    4,500        104,625
                                                          -----------
                                                            1,018,399
                                                          -----------
BUSINESS & FINANCIAL SERVICES -- 26.82%
ABR Information Services, Inc.(a)............   16,400        389,500
Advantage Learning Systems, Inc.(a)..........    5,400        147,825
Applied Graphics Technologies, Inc.(a).......    4,400        201,300
CBT Group Public Limited Company(a)..........    6,700        358,450
CHS Electronics, Inc.(a).....................   12,350        220,756
Cambridge Technology Partners, Inc.(a).......    2,900        158,412
Condor Technology Solutions, Inc.(a).........    7,000        103,250
Cotelligent Group, Inc.(a)...................    5,800        135,575
DA Consulting Group, Inc.(a).................    6,000         86,250
Dendrite International, Inc.(a)..............    4,200        158,025
FactSet Research Systems Inc.(a).............   11,300        367,250
Forrester Research, Inc.(a)..................    5,500        218,625
ForSoft Ltd(a)...............................   21,600        332,100
Gartner Group, Inc. -- Class A(a)............    9,400        329,000
Inacom Corp.(a)..............................    5,200        165,100
Ingram Micro Inc. -- Class A(a)..............    3,100        137,175
Inspire Insurance Solutions, Inc.(a).........   11,500        382,375
Intelligroup, Inc.(a)........................    8,400        149,100
International Integration Incorporated(a)....    4,400         75,900
International Network Services(a)............    5,400        221,400
International Telecommunication Data Systems,
  Inc.(a)....................................   12,750        369,750
Lason Holdings, Inc.(a)......................    8,800        479,600
Meta Group, Inc.(a)..........................    8,100        179,212
PMT Services, Inc.(a)........................   14,700        373,931
Profit Recovery Group International,
  Inc. (The)(a)..............................   15,100        421,856
RWD Technologies, Inc.(a)....................   11,000        259,875
Renaissance Worldwide, Inc.(a)...............    6,100        132,675
Sapient Corporation(a).......................    3,800        200,450
Superior Consultant Holdings
  Corporation(a).............................    6,400        276,000
Sykes Enterprises, Inc.(a)(b)................   12,400        248,775
Technisource, Inc.(a)........................    8,200         90,200
Tier Technologies, Inc. -- Class B(a)........    8,600        153,187
Whittman-Hart, Inc.(a).......................    7,000        338,625
                                                          -----------
                                                            7,861,504
                                                          -----------
COMPUTER SOFTWARE -- 15.52%
Aspect Development, Inc.(a)..................    5,600        423,500
Best Software, Inc.(a).......................    8,600        181,675
Cadence Design Systems, Inc.(a)..............    8,500        265,625
Citrix Systems, Inc.(a)......................    1,300         88,887
Concord Communications, Inc.(a)..............   10,000        255,625
Deltek Systems, Inc.(a)......................   13,900        340,550
Great Plains Software, Inc.(a)...............    3,600        121,950
HNC Software Inc.(a).........................    3,900        159,169
H.T.E., Inc.(a)..............................   30,800        415,800
Memco Software Ltd.(a).......................   10,000        190,000
Micromuse Inc.(a)............................    5,500        224,469
Microsoft Corporation(a).....................    3,700        400,987
Network Associates, Inc.(a)..................    5,700        272,887

                COMMON STOCKS                  SHARES      VALUE
---------------------------------------------
New Era of Networks, Inc.(a).................    7,500    $   228,750
Pegasystems Inc.(a)..........................    4,000        108,500
Peoplesoft, Inc.(a)..........................    2,000         94,000
Peregrine Systems, Inc.(a)...................    6,900        196,650
Veritas Software Corp.(a)....................    3,975        164,466
Visio Corporation(a).........................    8,700        415,425
                                                          -----------
                                                            4,548,915
                                                          -----------
HEALTHCARE -- 4.98%
EPIX Medical, Inc.(a)........................   10,000        102,500
HBO & Company................................    7,840        276,360
IMPATH, Inc.(a)..............................    6,500        158,031
MedQuist Inc.(a).............................    9,800        282,975
Serologicals Corporation(a)..................   14,850        478,912
Ventana Medical Systems, Inc.(a).............    5,800        162,400
                                                          -----------
                                                            1,461,178
                                                          -----------
INTERNET & ELECTRONIC COMMERCE -- 9.16%
America Online, Inc. ........................    5,000        530,000
At Home Corporation -- Series A(a)...........    4,000        189,250
BroadVision, Inc.(a).........................    6,600        157,575
DoubleClick Inc.(a)..........................    1,900         94,406
Exodus Communications, Inc.(a)...............    5,500        246,125
NetGravity, Inc.(a)..........................    8,400        110,250
OzEmail Limited -- ADR.......................    7,500        169,687
Pegasus Systems, Inc.(a).....................   12,500        320,313
QRS Corporation(a)...........................    6,600        248,325
SportsLine USA, Inc.(a)......................    4,300        157,219
Sterling Commerce, Inc.(a)...................    3,200        155,200
Transactions Systems Architects, Inc.(a).....    8,000        308,000
                                                          -----------
                                                            2,686,350
                                                          -----------
MISCELLANEOUS TECHNOLOGY -- 4.52%
Dell Computer Corporation(a).................    1,700        157,781
Flextronics International Ltd.(a)............    4,200        182,700
Gemstar International Group Ltd.(a)..........    8,200        306,988
Jabil Circuit, Inc.(a).......................    3,800        125,638
ONTRACK Data International, Inc.(a)..........   10,900        148,512
Sanmina Corporation(a).......................    5,200        225,550
Sun Microsystems, Inc.(a)....................    4,100        178,094
                                                          -----------
                                                            1,325,263
                                                          -----------
NETWORK & TELECOMMUNICATION
  EQUIPMENT -- 14.63%
ADC Telecommunications Inc.(a)...............    5,800        211,881
Advanced Fibre Communications(a).............   11,200        448,700
American Power Conversion Corp.(a)...........    8,700        261,000
Ascend Communications Inc.(a)................    3,600        178,425
CIENA Corporation(a).........................    7,400        515,225
Cisco Systems, Inc.(a).......................    6,600        607,613
Comverse Technology Inc.(a)..................    4,000        207,500
Gilat Satellite Networks Ltd.(a).............    5,000        167,188
Network Appliance, Inc.(a)...................   10,700        416,631
NICE-Systems Ltd. -- Sponsored ADR(a)........    7,000        262,500
Orckit Communications Ltd.(a)................    6,700        127,300
Tellabs, Inc.(a).............................    9,300        666,113
Uniphase Corporation(a)......................    3,500        219,734
                                                          -----------
                                                            4,289,810
                                                          -----------
PHARMACEUTICALS -- 3.43%
Anesta Corp.(a)..............................    7,600        109,725
ChiRex Inc.(a)...............................   11,400        200,213
Inhale Therapeutic Systems(a)................    4,100        101,475
Nastech Pharmaceutical Co.(a)................    5,500         44,688
Penederm Inc.(a).............................   10,000        200,000
Sepracor, Inc.(a)............................    4,200        174,300
Theragenics Corporation(a)...................    6,700        174,619
                                                          -----------
                                                            1,005,020
                                                          -----------

JUNE 30, 1998 (UNAUDITED)

                COMMON STOCKS                  SHARES      VALUE
---------------------------------------------
SEMICONDUCTORS & EQUIPMENT -- 10.19%
ASM Lithography Holding NV(a)(b).............  1,600    $    46,500
Advanced Energy Industries, Inc.(a)..........  3,400         39,525
Altera Corporation(a)........................  4,200        124,163
Applied Materials, Inc.(a)...................  9,500        280,250
Applied Micro Circuits Corporation(a)........  3,200         82,800
Artisan Components, Inc.(a).................. 12,100        163,350
CFM Technologies, Inc.(a)....................  7,600        110,200
Cerprobe Corporation(a)...................... 17,200        225,750
Etec Systems, Inc.(a)........................  3,900        137,231
Genesis Microchip Inc.(a)....................  7,600         60,325
Intel Corp. .................................  2,600        192,725
Level One Communications, Inc.(a)............  4,000         94,000
Linear Technology Corporation................  1,800        108,563
Maxim Integrated Products, Inc.(a)...........  7,700        243,994
Micrel, Inc.(a)..............................  3,400        110,500
Novellus Systems, Inc.(a)....................  4,100        146,319
Photronics, Inc.(a)..........................  9,400        207,388
Sipex Corporation(a).........................  5,000        107,500
Texas Instruments Incorporated...............  5,500        320,719
Vitesse Semiconductor Corporation(a).........  6,000        185,250
                                                        -----------
                                                          2,987,052
                                                        -----------
TELECOMMUNICATION SERVICES -- 5.57%
Corsair Communications, Inc.(a).............. 18,200        169,488
DSET Corporation(a).......................... 10,300        155,787
Nextel Communications, Inc.(a)...............  7,600        189,050
SCC Communications Corp.(a).................. 17,100        209,475
Saville Systems Ireland ADR(a)...............  8,100        406,012
Transaction Network Services, Inc.(a)........  5,500        115,844
WorldCom, Inc.(a)............................  8,000        387,500
                                                        -----------
                                                          1,633,156
                                                        -----------

                                                           VALUE
TOTAL INVESTMENTS -- 98.29%
  (Cost -- $21,568,948)(c)...................           $28,816,647

OTHER ASSETS, LESS LIABILITIES -- 1.71%......               501,825
                                                        -----------
NET ASSETS -- 100%...........................           $29,318,472
                                                        ===========
ADR -- American Depository Receipt
NV  -- Non-voting
(a) Non-income producing security
(b) Foreign security
(c) Cost is approximately the same for Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1998, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:

    Gross unrealized appreciation....................   $ 8,407,013
    Gross unrealized depreciation....................    (1,159,314)
                                                        -----------
        Net unrealized appreciation..................   $ 7,247,699
                                                        ===========
Purchases and sales of securities other than short-term obligations aggregated $11,713,338 and $12,947,831, respectively, for the period ended June 30, 1998.

Transactions in written put options during the period ended June
30, 1998 were:

                                              NUMBER      PREMIUMS
                                                OF       RECEIVED/
                                             CONTRACTS     (PAID)
                                             ---------   ----------
Outstanding at January 1, 1998.............       --     $       --
    Contracts written......................      313        327,357
    Contracts expired......................     (313)      (327,357)
                                              ------     ----------
Outstanding at June 30, 1998...............       --     $       --
                                              ======     ==========

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $21,568,948)......  $28,816,647
Receivables
  Investments sold..........................................      696,773
  Fund shares sold..........................................       18,210
Deferred organization expenses..............................       36,540
Other assets................................................        9,641
                                                              -----------
  Total assets..............................................   29,577,811
                                                              -----------
LIABILITIES
Payables
  Investments purchased.....................................       84,955
  Fund shares repurchased...................................       41,068
  Management fee............................................       22,920
  12b-1 service and distribution fees.......................       16,398
  Other payables to related parties.........................       10,699
Due to custodian............................................       72,221
Accrued expenses............................................       11,078
                                                              -----------
  Total liabilities.........................................      259,339
                                                              -----------
NET ASSETS..................................................  $29,318,472
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($13,068,294/662,488 shares outstanding)..................  $     19.73
                                                              ===========
Maximum offering price per share ($19.73 x 100/94.25)*......  $     20.93
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($8,641,149/442,399 shares outstanding).............  $     19.53
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($7,586,549/387,509 shares outstanding).............  $     19.58
                                                              ===========
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($22,480/1,139 shares outstanding)..................  $     19.73
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $22,622,314
  Accumulated net realized loss on investments..............     (232,972)
  Accumulated net investment loss...........................     (318,569)
  Net unrealized appreciation on investments................    7,247,699
                                                              -----------
NET ASSETS..................................................  $29,318,472
                                                              ===========

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................             $      522
  Interest..................................................                 49,389
                                                                         ----------
                                                                             49,911
                                                                         ----------
EXPENSES
  Management fee............................................  $143,160
  Transfer agent............................................    29,796
  Administrative services fee...............................    14,316
  Custodian fees............................................     6,237
  Blue Sky fees.............................................    17,907
  Auditing and accounting fees..............................    11,345
  Shareholder reports.......................................     3,179
  Amortization of organization expenses.....................     5,955
  Fund accounting...........................................    19,226
  Trustees' fees............................................     4,235
  12b-1 service and distribution fees.......................    95,100
  Legal.....................................................    12,805
  Other.....................................................     5,219
                                                                         ----------
        Total expenses......................................                368,480
                                                                         ----------
NET INVESTMENT LOSS.........................................               (318,569)
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized gain (loss) on
    Investments.............................................                955,123
    Options.................................................               (327,357)
  Net unrealized appreciation during the period on
    investments.............................................              3,081,458
                                                                         ----------
        Net gain on investment transactions.................              3,709,224
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $3,390,655
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1998*           1997
                                                              ------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment loss.......................................  $  (318,569)   $  (530,718)
  Net realized gain (loss) on
    Investments.............................................      955,123       (847,104)
    Options.................................................     (327,357)            --
  Net unrealized appreciation during the period on
    investments.............................................    3,081,458      3,158,134
                                                              -----------    -----------
    Net increase resulting from operations..................    3,390,655      1,780,312
                                                              -----------    -----------
Distributions in excess of net realized gain
  Class A...................................................           --           (212)
  Class B...................................................           --           (165)
  Class C...................................................           --           (102)
                                                              -----------    -----------
    Total distributions to shareholders.....................           --           (479)
                                                              -----------    -----------
Fund share transactions (Note 4)
  Class A...................................................     (649,362)     2,928,480
  Class B...................................................     (938,512)     4,780,042
  Class C...................................................      408,812      3,740,708
  Advisor Class.............................................       22,728             --
                                                              -----------    -----------
    Net (decrease) increase resulting from Fund share
     transactions...........................................   (1,156,334)    11,449,230
                                                              -----------    -----------
TOTAL INCREASE IN NET ASSETS................................    2,234,321     13,229,063
NET ASSETS
  Beginning of period.......................................   27,084,151     13,855,088
                                                              -----------    -----------
  END OF PERIOD.............................................  $29,318,472    $27,084,151
                                                              ===========    ===========

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                                      FOR THE PERIOD
                                                                  FOR THE             FOR THE          JULY 22, 1996
CLASS A                                                      SIX MONTHS ENDED       YEAR ENDED       (COMMENCEMENT)
                                                                  JUNE 30,          DECEMBER 31,      TO DECEMBER 31,
                                                              ----------------      ------------      ---------------
                                                                   1998*                1997               1996
SELECTED PER SHARE DATA                                       ----------------      ------------      ---------------
Net asset value, beginning of period........................      $ 17.47             $ 16.40             $ 10.00
                                                                  -------             -------             -------
  Income (loss) from investment operations
  Net investment loss.......................................         (.17)(f)            (.31)               (.06)(a)
  Net realized and unrealized gain on investments...........         2.43(f)             1.38                6.49
                                                                  -------             -------             -------
    Total from investment operations........................         2.26                1.07                6.43
                                                                  -------             -------             -------
  Less distributions
  From net realized gain....................................           --                  --                 .03
                                                                  -------             -------             -------
    Total distributions.....................................           --                  --                 .03
                                                                  -------             -------             -------
Net asset value, end of period..............................      $ 19.73             $ 17.47             $ 16.40
                                                                  =======             =======             =======
Total return(%).............................................        12.94(c)             6.53(b)            64.34(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................      $13,068             $12,159             $ 8,324
Ratio of expenses to average net assets
  With expense reimbursement(%).............................           --                  --                2.19(d)
  Without expense reimbursement(%)..........................         2.16(d)             2.11                2.90(d)
Ratio of net investment loss to average net assets(%).......        (1.81)(d)           (1.91)              (2.18)(a)(d)
Portfolio turnover rate(%)..................................           43                  54                  23
Average commission rate(e)..................................      $ .0610             $ .0600             $ .0600

                      (See Notes to Financial Statements)

                                                                                                      FOR THE PERIOD
                                                                FOR THE SIX           FOR THE          JULY 22, 1996
CLASS B                                                         MONTHS ENDED         YEAR ENDED       (COMMENCEMENT)
                                                                  JUNE 30,          DECEMBER 31,      TO DECEMBER 31,
                                                              ----------------      ------------      ---------------
                                                                   1998*                1997               1996
SELECTED PER SHARE DATA                                       ----------------      ------------      ---------------
Net asset value, beginning of period........................      $ 17.37             $ 16.44             $ 10.00
                                                                  -------             -------             -------
  Income (loss) from investment operations
  Net investment loss.......................................         (.24)(f)            (.32)               (.06)(a)
  Net realized and unrealized gain on investments...........         2.40(f)             1.25                6.52
                                                                  -------             -------             -------
    Total from investment operations........................         2.16                 .93                6.46
                                                                  -------             -------             -------
  Less distributions
  From net realized gain....................................           --                  --                 .02
                                                                  -------             -------             -------
    Total distributions.....................................           --                  --                 .02
                                                                  -------             -------             -------
Net asset value, end of period..............................      $ 19.53             $ 17.37             $ 16.44
                                                                  =======             =======             =======
Total return(%).............................................        12.44(c)             5.66(b)            64.59(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................      $ 8,641             $ 8,577             $ 3,425
Ratio of expenses to average net assets
  With expense reimbursement(%).............................           --                  --                2.99(d)
  Without expense reimbursement(%)..........................         2.95(d)             2.92                3.70(d)
Ratio of net investment loss to average net assets(%).......        (2.60)(d)           (2.72)              (2.98)(a)(d)
Portfolio turnover rate(%)..................................           43                  54                  23
Average commission rate(e)..................................      $ .0610             $ .0600             $ .0600

                      (See Notes to Financial Statements)

                                                                                                  FOR THE PERIOD
                                                              FOR THE SIX         FOR THE          JULY 22, 1996
CLASS C                                                       MONTHS ENDED       YEAR ENDED       (COMMENCEMENT)
                                                                JUNE 30,        DECEMBER 31,      TO DECEMBER 31,
                                                              ------------      ------------      ---------------
                                                                 1998*              1997               1996
SELECTED PER SHARE DATA                                       ------------      ------------      ---------------
Net asset value, beginning of period........................    $ 17.40           $ 16.46             $ 10.00
                                                                -------           -------             -------
  Income (loss) from investment operations
  Net investment loss.......................................       (.23)(f)          (.42)               (.05)(a)
  Net realized and unrealized gain on investments...........       2.41(f)           1.36                6.53
                                                                -------           -------             -------
    Total from investment operations........................       2.18               .94                6.48
                                                                -------           -------             -------
  Less distributions
  From net realized gain....................................         --                --                 .02
                                                                -------           -------             -------
    Total distributions.....................................         --                --                 .02
                                                                -------           -------             -------
Net asset value, end of period..............................    $ 19.58           $ 17.40             $ 16.46
                                                                =======           =======             =======
Total return(%).............................................      12.53(c)           5.71(b)            64.84(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $ 7,587           $ 6,348             $ 2,106
Ratio of expenses to average net assets
  With expense reimbursement(%).............................         --                --                2.95(d)
  Without expense reimbursement(%)..........................       2.86(d)           2.85                3.66(d)
Ratio of net investment loss to average net assets(%).......      (2.51)(d)         (2.65)              (2.94)(a)(d)
Portfolio turnover rate(%)..................................         43                54                  23
Average commission rate(e)..................................    $ .0610           $ .0600             $ .0600

                      (See Notes to Financial Statements)

                                                                  FOR THE PERIOD
                                                                  APRIL 15, 1998
ADVISOR CLASS                                                     (COMMENCEMENT)
                                                                   TO JUNE 30,
                                                                  --------------
                                                                      1998*
SELECTED PER SHARE DATA                                           --------------
Net asset value, beginning of period........................         $ 20.19
                                                                     -------
  Loss from investment operations
  Net investment loss.......................................            (.01)(f)
  Net realized and unrealized loss on investments...........            (.45) (f)
                                                                     -------
    Total from investment operations........................            (.46)
                                                                     -------
Net asset value, end of period..............................         $ 19.73
                                                                     =======
Total return(%).............................................           (2.28)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................         $    22
Ratio of expenses to average net assets
  Without expense reimbursement(%)..........................            1.96(d)
Ratio of net investment loss to average net assets(%).......           (1.61)(d)
Portfolio turnover rate(%)..................................              43
Average commission rate(e)..................................         $ .0610

---------------

(a) Net investment loss is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized
(e) This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(f)    Based on average shares outstanding.

*Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Global Science & Technology Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C, Advisor Class and Class I are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1998, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $373,000 as of December 31, 1997, which may be applied against any realized net taxable capital gain of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryover expires in 2005.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss and non-deductible organization expenses. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $4,843.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class and Class I. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $16,008, $43,599, and $35,493 for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $13,461, $10,620, $5,706 and $9, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS A             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................    79,044   $  1,451,042      466,094   $  7,484,210
Issued on reinvestment of
 distributions............        --             --           20            329
Repurchased...............  (112,535)    (2,100,404)    (277,596)    (4,556,059)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...   (33,491)  $   (649,362)     188,518   $  2,928,480
                            ========   ============   ==========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS B             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................    37,847   $    703,561      377,437   $  6,237,513
Issued on reinvestment of
 distributions............        --             --           15            252
Repurchased...............   (89,303)    (1,642,073)     (91,906)    (1,457,723)
                            --------   ------------   ----------   ------------
Net (decrease)/increase...   (51,456)  $   (938,512)     285,546   $  4,780,042
                            ========   ============   ==========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS C             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................    42,810   $    795,034      284,174   $  4,497,638
Issued on reinvestment of
 distributions............        --             --           10            170
Repurchased...............   (20,100)      (386,222)     (47,327)      (757,100)
                            --------   ------------   ----------   ------------
Net increase..............    22,710   $    408,812      236,857   $  3,740,708
                            ========   ============   ==========   ============

                                FOR THE PERIOD
                                APRIL 15, 1998
                                (COMMENCEMENT)
                               TO JUNE 30, 1998
                            -----------------------
      ADVISOR CLASS          SHARES       AMOUNT
      -------------         --------   ------------
Sold......................     1,139   $     22,728
                            --------   ------------
Net increase..............     1,139   $     22,728
                            ========   ============

03IVTAX063098

June 30, 1998                                                      IVY FUNDS(R)

IVY
INTERNATIONAL
FUND II






SEMIANNUAL
REPORT


This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                     [ART]

Throughout the centuries, the castle keep has been a source of long-range vision and strategic advantage.



MARKET COMMENTARY

We believe the decision to allocate investments to international markets could be the single most important decision that investors will make for the next several years. After years of outperformance of US stocks, we believe that we are entering a period of international equity outperformance. According to our research, valuations in foreign equity markets are considerably less than their US counterparts, and economic conditions, particularly in Europe and Latin America, have created a very favorable environment for international equities. Ivy International Fund II provides investors with broad diversification to over 130 companies in 25 countries outside the United States. The Fund's aim is to maintain exposure to each of the world's major economic zones, and it currently has 68% of the portfolio invested in Europe, 17% in Asia, and 5% in Latin America, with the remainder in other areas and cash.

We have been positive about Europe for quite some time, and share prices are finally reflecting our optimism. Much of the opportunity in Europe arises from Economic and Monetary Union (EMU), which will be phased in starting with all wholesale banking activity on January 1, 1999. EMU, which unites most of Europe under one economic roof, has several benefits: more transparent prices, lower transaction costs, enhanced competition, and greater certainty for investors and businesses operating in the Eurozone. The European Commission estimates that these benefits will amount to a 0.50% increase in GDP, but the benefits to shareholders could be even greater.

In our view, the most significant implication of EMU should be increasing industry consolidation, as companies and investors increasingly treat Europe as a single market.

We have recently increased the Fund's exposure to equities in the United Kingdom to 16% of the portfolio. According to our research, the UK is perhaps the most undervalued developed market in the world, trading at 13 times 1999 earnings.

The Fund's Asian representation remains at 19% of total assets. This includes 5% in Japan, which is focused on multinationals like Sony and Canon that are trading at similar valuations to their US counterparts.

Other Asian investments include a strong commitment to Australian banks, which, according to our research, are benefiting from stable interest margins, headcount reductions and operational efficiencies through investment in technology.

Value exists in Hong Kong, particularly among blue chips like Chueng Kong. As stability gradually returns to the region, interest rates in Hong Kong should fall to more normal levels, providing a more attractive environment for equities in the future. We remain selectively optimistic about the region, especially Malaysia, which our research confirms are undervalued situations.

Latin America has not performed well since the year began, and we have used the weakness to add to positions, particularly in Brazil. We believe that Brazil offers the most upside potential, as progress on privatization and falling interest rates improve the fundamental picture.

Although European markets have recently been the star performers among international equities, we believe improvements in other areas, particularly in Asia and other developing countries, should extend the cycle of international outperformance for several years to come. We believe that investors who focus on what should outperform in the future, and not on what outperformed in the past, should be well rewarded.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA
                                   Custodian
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111


                                                            [LOGO IVY MACKENZIE]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

      EQUITY SECURITIES -- 92.81%           SHARES         VALUE
----------------------------------------
AFRICA -- 1.80%
----------------------------------------
SOUTH AFRICA -- 1.80%
Anglo American Corporation of South
  Africa Ltd. ..........................       19,900   $    675,719
Liberty Life Association of Africa
  Limited...............................       29,000        569,166
Nampak Limited..........................      100,948        239,943
Rembrandt Group Ltd. ...................       68,484        430,204
South African Breweries Ltd. ...........       40,841        845,940
                                                        ------------
                                                           2,760,972
                                                        ------------
ASIA/PACIFIC -- 17.29%
----------------------------------------
AUSTRALIA -- 3.25%
Australia & New Zealand Banking Group
  Ltd. .................................      201,700      1,391,410
Broken Hill Proprietary Company
  Limited...............................      139,200      1,176,619
National Australia Bank Ltd. ...........       51,600        680,602
Pacific Dunlop Limited..................      457,520        739,460
Westpac Banking Corp. Ltd. .............      164,000      1,000,332
                                                        ------------
                                                           4,988,423
                                                        ------------
HONG KONG -- 3.95%
Cheung Kong Holdings Ltd. ..............      408,000      2,006,149
Guangdong Investments...................    1,202,000        269,918
HSBC Holdings...........................       87,600      2,142,355
Jardine Strategic Holdings Ltd. ........      378,000        718,200
New World Development Company
  Ltd. .................................      164,000        317,478
Peregrine Investments Holdings
  Limited(b)(c).........................      370,000             --
Swire Pacific Ltd. .....................       82,000        309,541
Tsingtao Brewery Co. Ltd Series H(a)....      592,000         92,445
Wheelock & Company, Ltd. ...............      357,000        210,784
                                                        ------------
                                                           6,066,870
                                                        ------------
JAPAN -- 4.62%
Canon Inc. .............................       62,000      1,407,212
Fuji Photo Film ORD.....................       37,000      1,287,675
Matsushita Electric Industrial Co. .....       87,000      1,397,917
Sharp Corp. ............................      134,000      1,085,247
Sony Corp. .............................       22,200      1,911,518
                                                        ------------
                                                           7,089,569
                                                        ------------
MALAYSIA -- 1.27%
Arab Malaysian Corporation..............      225,000         48,553
Berjaya Sports Toto Bhd.................      202,000        299,530
Genting Berhad..........................      239,000        432,188
Perusahaan Otomobil Nasional Berhad.....      502,000        320,748
RHB Capital Berhad......................      263,000        107,166
RHB Sakura Merchant Bankers Berhad......        2,050            534
Sime Darby Berhad.......................      910,000        627,511
Sime UEP Properties Berhad..............      187,000        107,308
                                                        ------------
                                                           1,943,538
                                                        ------------
NEW ZEALAND -- 1.24%
Fletcher Challenge Building.............      253,123        315,342
Fletcher Challenge Energy...............       85,488        204,128
Fletcher Challenge Forestry.............      320,042        179,420
Fletcher Challenge Paper................       60,540         67,250
Telecom Corp. of New Zealand Ltd. ......      170,000        700,662
Tourism Holdings Limited(a).............      772,827        441,280
                                                        ------------
                                                           1,908,082
                                                        ------------
PHILIPPINES -- 0.23%
Benpres Holdings Corporation GDR(a).....      109,900        269,255
Metro Pacific Corporation(a)............    3,826,410         87,172
                                                        ------------
                                                             356,427
                                                        ------------

           EQUITY SECURITIES                SHARES         VALUE
----------------------------------------
SINGAPORE -- 2.64%
Clipsal Industries Ltd. ................      477,000   $    426,915
DBS Land Limited........................      305,000        252,740
Elec & Eltek International Co. Ltd. ....      147,300        497,874
Fraser & Neave Ltd Ordinary.............      285,000        765,856
Jardine Matheson Holdings Ltd. .........      219,600        592,920
Overseas Union Bank Ltd. ...............      138,000        302,223
Singapore Airlines Ltd. ................      196,000        916,494
United Overseas Bank Ltd. ..............       93,000        288,994
                                                        ------------
                                                           4,044,016
                                                        ------------
THAILAND -- 0.09%
Bankok Bank Public Company
  Limited -- Foreign Registered.........       91,600        112,605
Krung Thai Bank Public Company
  Limited -- Foreign Registered.........        8,300          1,099
Krung Thai Thanakit PLC -- Foreign
  Registered(a).........................        3,600            553
Nava Finance and Securities Public
  Company Limited -- Foreign
  Registered(c).........................        7,300             --
Robinson Department Store Public Company
  Limited -- Foreign Registered(a)......      630,800         18,193
SG Asia Credit Company PLC -- Foreign
  Registered(a).........................       67,620         13,428
                                                        ------------
                                                             145,878
                                                        ------------
EUROPE -- 68.09%
----------------------------------------
DENMARK -- 2.77%
BG Bank A/S.............................       18,200      1,127,222
Den Danske Bank.........................       12,200      1,463,571
Unidanmark A/S..........................       18,400      1,653,508
                                                        ------------
                                                           4,244,301
                                                        ------------
FINLAND -- 2.45%
Enso OY -- R Shares.....................      123,474      1,334,554
Rauma OY................................       72,700      1,490,709
UPM -- Kymmene Corp. ...................       34,179        940,681
                                                        ------------
                                                           3,765,944
                                                        ------------
FRANCE -- 12.84%
Banque Nationale de Paris...............       17,900      1,462,547
Compagnie Financiere de Paribas.........       17,800      1,904,820
Elf Aquitaine S.A. .....................       10,904      1,532,973
Galeries Lafayette......................        1,800      1,795,228
Groupe Danone...........................        6,600      1,819,740
Pernod-Ricard...........................       26,100      1,808,774
Peugeot Citroen.........................       12,020      2,584,506
Schneider S.A. .........................       18,709      1,491,824
Societe Generale........................        7,800      1,621,659
Societe Generale d'Entreprises
  S.A.(a)...............................       13,500        638,378
Suez Lyonnaise des Eaux.................       10,664      1,754,983
Total S.A. ADR..........................       19,600      1,281,350
                                                        ------------
                                                          19,696,782
                                                        ------------
GERMANY -- 5.11%
Daimler-Benz AG.........................       11,000      1,078,650
Deutsche Lufthansa AG...................       90,400      2,268,722
Merck KGaA..............................       44,630      1,995,331
Volkswagen AG...........................        2,604      2,502,967
                                                        ------------
                                                           7,845,670
                                                        ------------
IRELAND -- 0.92%
Bank of Ireland.........................       68,626      1,411,816
                                                        ------------
ITALY -- 3.73%
Banco Popolare di Milano................      167,000      1,329,386
Fiat S.p.A..............................      453,200      1,983,570
Gucci Group.............................       47,000      2,405,195
                                                        ------------
                                                           5,718,151
                                                        ------------

JUNE 30, 1998 (UNAUDITED)

           EQUITY SECURITIES                SHARES         VALUE
----------------------------------------
NETHERLANDS -- 7.85%
ABN Amro Bank...........................       48,685   $  1,139,210
Akzo Nobel NV...........................        7,401      1,645,215
Fortis Amev NV..........................       30,645      1,794,209
Hunter Douglas NV.......................       29,500      1,602,455
ING Groep NV............................       28,800      1,885,812
Philips Electronics NV..................       28,158      2,367,007
Unilever NV ADR.........................       20,400      1,610,325
                                                        ------------
                                                          12,044,233
                                                        ------------
NORWAY -- 0.50%
Norsk Hydro Sponsored ADR...............       17,300        763,363
                                                        ------------
PORTUGAL -- 1.68%
Lusomundo-SGPS S.A. Preferred Share.....       55,021        725,591
Portugal Telecom S.A. ADR...............       34,900      1,847,519
                                                        ------------
                                                           2,573,110
                                                        ------------
SPAIN -- 3.23%
Endesa S.A. -- Sponsored ADR............       44,900        970,963
Repsol S.A. -- Sponsored ADR............       18,800      1,034,000
Telefonica de Espana S.A. ADR...........       21,200      2,948,125
                                                        ------------
                                                           4,953,088
                                                        ------------
SWEDEN -- 6.55%
AssiDoman AB............................       46,749      1,359,980
Astra AB "B" Shares.....................       58,868      1,173,677
Electrolux AB...........................      105,000      1,803,774
S.K.F. AB Series "B"....................       87,100      1,583,647
Stora Kopparbergs Bergslags Aktiebolag
  (STORA) B Shares......................       66,673      1,053,399
Trelleborg AB "B" Free Shares...........       80,600      1,061,198
Volvo AB B Shares.......................       67,483      2,009,695
                                                        ------------
                                                          10,045,370
                                                        ------------
SWITZERLAND -- 5.60%
Holderbank Financiere Glaris AG.........        1,527      1,942,965
Nestle AG Registered....................          998      2,135,736
SGS Societe Generale de Surveillance
  Holding SA............................        6,500      2,236,930
Swatch Group, The AG....................        2,940      2,271,661
                                                        ------------
                                                           8,587,292
                                                        ------------
UNITED KINGDOM -- 14.86%
Barclays PLC............................       41,506      1,198,765
Barclays PLC ADR........................          500         57,500
Billiton Plc............................      647,200      1,312,022
Cadbury Schweppes plc...................      132,635      2,053,678
Corporate Services Group Plc............      388,000      1,543,997
Corporate Services Group Plc
  Rights(a).............................       97,000         18,612
Diageo plc..............................      156,463      1,862,653
Gallaher Group Plc......................      359,000      1,990,149
Hanson PLC ADR..........................       45,400      1,376,188
Imperial Chemical Industries plc........       86,660      1,396,761
National Westminster Bank PLC...........       66,662      1,193,450
Next Plc................................      223,000      1,919,910
Rio Tinto plc...........................      104,200      1,174,409
Safeway plc.............................      262,000      1,722,359
Shell Transport & Trading Co. ..........      228,040      1,601,841
Tate & Lyle PLC.........................      223,000      1,770,149
Waste Management International plc --
  Sponsored ADR(a)......................       56,800        617,700
                                                        ------------
                                                          22,810,143
                                                        ------------

           EQUITY SECURITIES                SHARES         VALUE
----------------------------------------
LATIN AMERICA -- 5.23%
----------------------------------------
ARGENTINA -- 1.21%
Telecom Argentina S.A.
  Sponsored ADR.........................       18,000   $    536,625
Telefonica De Argentina S.A. ...........       18,600        603,337
YPF S.A. Sponsored ADR..................       24,000        721,500
                                                        ------------
                                                           1,861,462
                                                        ------------
BRAZIL -- 3.10%
Centrais Electricas Brasileiras S.A.
  Preferred (Electrobras)(a)............   18,400,000        556,801
Centrais Geradoras do Sul do Brasil S.A.
  Preferred(a)..........................   18,400,000         26,567
Companhia Vale do Rio Doce
  Preferred.............................       53,000      1,076,857
Petroleo Brasileiro S.A. Preferred
  (Petrobras)...........................    4,000,000        740,096
Telecomunicacoes Brasileiras S.A. ADR
  (Telebras)............................       21,600      2,358,450
                                                        ------------
                                                           4,758,771
                                                        ------------
CHILE -- 0.92%
A.F.P Provida S.A. Sponsored ADR........       23,900        398,831
Cia de Telecomunicaciones de Chile S.A.
  Sponsored ADR.........................       18,200        369,687
Empresa Nacional de Electricidad
  S.A. .................................       16,900        240,825
Vina Concha y Toro S.A. ADR.............       14,000        399,000
                                                        ------------
                                                           1,408,343
                                                        ------------
NORTH AMERICA -- 0.40%
----------------------------------------
CANADA -- 0.40%
Inco Limited............................       45,000        613,548
                                                        ------------
TOTAL INVESTMENTS -- 92.81%
  (Cost -- $143,840,718)(d).............                 142,405,162
OTHER ASSETS, LESS
  LIABILITIES -- 7.19%..................                  11,034,608
                                                        ------------
NET ASSETS -- 100%......................                $153,439,770
                                                        ============
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
NV  -- Non-voting
ORD -- Ordinary
(a) Non-income producing security
(b) Peregrine Investments Holdings Limited has filed for liquidation under the laws of Hong Kong.
(c) Securities valued in good faith by the Valuation Committee of the Board of Trustees. The cost of these securities aggregated
    $706,321. See Note 1 to the Financial Statements.
(d) Cost is approximately the same for Federal income tax purposes.
OTHER INFORMATION:
At June 30, 1998, net unrealized depreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation....................   $ 19,889,132
    Gross unrealized depreciation....................    (21,324,688)
                                                        ------------
        Net unrealized depreciation..................   $ (1,435,556)
                                                        ============
Purchases and sales of securities other than short-term obligations aggregated $44,941,317 and $5,958,670, respectively, for the period ended June 30, 1998.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $143,840,718).....  $142,405,162
Cash........................................................    11,582,923
Receivables
  Fund shares sold..........................................       776,440
  Dividends and interest....................................       535,114
  Manager for expense reimbursement.........................        28,159
Deferred organization expenses..............................        50,011
Other assets................................................        16,743
                                                              ------------
  Total assets..............................................   155,394,552
                                                              ------------
LIABILITIES
Payables
  Investments purchased.....................................     1,454,482
  Fund shares repurchased...................................       175,003
  Management fee............................................       125,238
  12b-1 service and distribution fees.......................       115,286
  Other payables to related parties.........................        46,573
Accrued expenses............................................        38,200
                                                              ------------
  Total liabilities.........................................     1,954,782
                                                              ------------
NET ASSETS..................................................  $153,439,770
                                                              ============
CLASS A
Net asset value and redemption price per share
  ($27,485,213/2,731,617 shares outstanding)................  $      10.06
                                                              ============
Maximum offering price per share ($10.06 x 100/94.25)*......  $      10.67
                                                              ============
CLASS B
Net asset value, offering price and redemption price** per
  share ($82,702,696/8,292,093 shares outstanding)..........  $       9.97
                                                              ============
CLASS C
Net asset value, offering price and redemption price*** per
  share ($42,908,388/4,303,116 shares outstanding)..........  $       9.97
                                                              ============
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($343,473/34,036 shares outstanding)................  $      10.09
                                                              ============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $154,945,692
  Accumulated net realized loss on investments and foreign
    currency transactions...................................      (790,038)
  Undistributed net investment income.......................       716,213
  Net unrealized depreciation on investments and foreign
    currency transactions...................................    (1,432,097)
                                                              ------------
NET ASSETS..................................................  $153,439,770
                                                              ============

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $224,249 foreign taxes withheld.........             $ 2,052,291
  Interest..................................................                 185,277
                                                                         -----------
                                                                           2,237,568
                                                                         -----------
EXPENSES
  Management fee............................................  $643,425
  Transfer agent............................................   134,637
  Administrative services fee...............................    64,190
  Custodian fees............................................    58,167
  Blue Sky fees.............................................    17,698
  Auditing and accounting fees..............................    13,830
  Shareholder reports.......................................     8,128
  Amortization of organization expenses.....................     6,614
  Fund accounting...........................................    50,434
  Trustees' fees............................................     4,235
  12b-1 service and distribution fees.......................   556,214
  Legal.....................................................    12,127
  Other.....................................................    36,865
                                                                         -----------
                                                                           1,606,564
Expenses reimbursed by manager..............................                 (85,209)
                                                                         -----------
  Net expenses..............................................               1,521,355
                                                                         -----------
NET INVESTMENT INCOME.......................................                 716,213
                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................              (1,084,837)
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........              11,637,661
                                                                         -----------
        Net gain on investment transactions.................              10,552,824
                                                                         -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $11,269,037
                                                                         ===========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE PERIOD
                                                              FOR THE SIX     MAY 13, 1997
                                                              MONTHS ENDED   (COMMENCEMENT)
                                                                JUNE 30,     TO DECEMBER 31,
                                                              ------------   ---------------
                                                                 1998*            1997
                                                              ------------   ---------------
INCREASE IN NET ASSETS
Operations
  Net investment income (loss)..............................  $   716,213     $   (219,499)
  Net realized (loss) gain on investments and foreign
    currency transactions...................................   (1,084,837)         507,375
  Net unrealized appreciation (depreciation) during the
    period on investments and
    foreign currency transactions...........................   11,637,661      (13,069,758)
                                                              ------------    ------------
        Net increase (decrease) resulting from operations...   11,269,037      (12,781,882)
                                                              ------------    ------------
Fund share transactions (Note 4)
  Class A...................................................    9,268,019       18,898,090
  Class B...................................................   22,933,090       60,033,750
  Class C...................................................   12,754,732       30,777,875
  Advisor Class.............................................      287,059               --
                                                              ------------    ------------
    Net increase resulting from Fund share transactions.....   45,242,900      109,709,715
                                                              ------------    ------------
TOTAL INCREASE IN NET ASSETS................................   56,511,937       96,927,833
NET ASSETS
  Beginning of period.......................................   96,927,833               --
                                                              ------------    ------------
  END OF PERIOD.............................................  $153,439,770    $ 96,927,833
                                                              ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $   716,213     $         --
                                                              ============    ============

*Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                FOR THE PERIOD
                                                              FOR THE SIX        MAY 13, 1997
                          CLASS A                             MONTHS ENDED      (COMMENCEMENT)
                                                                JUNE 30,        TO DECEMBER 31,
                                                              ------------      ---------------
                                                                 1998*               1997
SELECTED PER SHARE DATA                                       ------------      ---------------
Net asset value, beginning of period........................    $  8.98             $ 10.01
                                                                -------             -------
  Income (loss) from investment operations
  Net investment income(a)(b)...............................        .10                  --
  Net realized and unrealized gain (loss) on investment
    transactions(b).........................................        .98               (1.03)
                                                                -------             -------
    Total from investment operations........................       1.08               (1.03)
                                                                -------             -------
Net asset value, end of period..............................    $ 10.06             $  8.98
                                                                =======             =======
Total return(%)(c)..........................................      12.03              (10.29)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $27,485             $16,202
Ratio of expenses to average net assets
  With expense reimbursement(%)(d)..........................       1.74                1.80
  Without expense reimbursement(%)(d).......................       1.87                2.11
Ratio of net investment income to average net
  assets(%)(a)(d)...........................................       1.74                 .12
Portfolio turnover rate(%)..................................          5                  10
Average commission rate(e)..................................    $ .0140             $ .0250

                      (See Notes to Financial Statements)

                                                                                FOR THE PERIOD
                                                              FOR THE SIX        MAY 13, 1997
                          CLASS B                             MONTHS ENDED      (COMMENCEMENT)
                                                                JUNE 30,        TO DECEMBER 31,
                                                              ------------      ---------------
                                                                 1998*               1997
SELECTED PER SHARE DATA                                       ------------      ---------------
Net asset value, beginning of period........................    $  8.93             $ 10.01
                                                                -------             -------
  Income (loss) from investment operations
  Net investment income (loss)(a)(b)........................        .06                (.02)
  Net realized and unrealized gain (loss) on investment
    transactions(b).........................................        .98               (1.06)
                                                                -------             -------
    Total from investment operations........................       1.04               (1.08)
                                                                -------             -------
Net asset value, end of period..............................    $  9.97             $  8.93
                                                                =======             =======
Total return(%)(c)..........................................      11.65              (10.79)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $82,703             $53,652
Ratio of expenses to average net assets
  With expense reimbursement(%)(d)..........................       2.49                2.63
  Without expense reimbursement(%)(d).......................       2.62                2.94
Ratio of net investment income (loss) to average net
  assets(%)(a)(d)...........................................        .99                (.71)
Portfolio turnover rate(%)..................................          5                  10
Average commission rate(e)..................................    $ .0140             $ .0250

                      (See Notes to Financial Statements)

                                                                                FOR THE PERIOD
                                                              FOR THE SIX        MAY 13, 1997
                          CLASS C                             MONTHS ENDED      (COMMENCEMENT)
                                                                JUNE 30,        TO DECEMBER 31,
                                                              ------------      ---------------
                                                                 1998*               1997
SELECTED PER SHARE DATA                                       ------------      ---------------
Net asset value, beginning of period........................    $  8.93             $ 10.01
                                                                -------             -------
  Income (loss) from investment operations
  Net investment income (loss)(a)(b)........................        .06                (.02)
  Net realized and unrealized gain (loss) on investment
    transactions(b).........................................        .98               (1.06)
                                                                -------             -------
    Total from investment operations........................       1.04               (1.08)
                                                                -------             -------
Net asset value, end of period..............................    $  9.97             $  8.93
                                                                =======             =======
Total return(%)(c)..........................................      11.65              (10.79)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $42,908             $27,074
Ratio of expenses to average net assets
  With expense reimbursement(%)(d)..........................       2.52                2.63
  Without expense reimbursement(%)(d).......................       2.65                2.94
Ratio of net investment income (loss) to average net
  assets(%)(a)(d)...........................................        .96                (.71)
Portfolio turnover rate(%)..................................          5                  10
Average commission rate(e)..................................    $ .0140             $ .0250

                      (See Notes to Financial Statements)

                                                                   FOR THE PERIOD
                                                                  FEBRUARY 23, 1998
                       ADVISOR CLASS                               (COMMENCEMENT)
                                                                     TO JUNE 30,
                                                                  -----------------
                                                                        1998*
SELECTED PER SHARE DATA                                           -----------------
Net asset value, beginning of period........................           $  9.63
                                                                       -------
  Income from investment operations
  Net investment income(a)(b)...............................               .05
  Net realized and unrealized gain on investment
    transactions(b).........................................               .41
                                                                       -------
    Total from investment operations........................               .46
                                                                       -------
Net asset value, end of period..............................           $ 10.09
                                                                       =======
Total return(%)(c)..........................................              4.78
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................           $   343
Ratio of expenses to average net assets
  With expense reimbursement(%)(d)..........................              1.26
  Without expense reimbursement(%)(d).......................              1.39
Ratio of net investment income to average net
  assets(%)(a)(d)...........................................              2.22
Portfolio turnover rate(%)..................................                 5
Average commission rate(e)..................................           $ .0140

(a) Net investment income is net of expenses reimbursed by manager.
(b)    Based on average shares outstanding
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized
(e) This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
*Unaudited

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy International Fund II (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C, Advisor Class and Class I are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of June 30, 1998 such securities were determined to have no value by the Valuation Committee and have been noted as such in the Portfolio of Investments.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code") as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     CASH AND CASH EQUIVALENTS -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At June 30, 1998 the interest rate was 5.25%.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     For tax reporting purposes, section 988 of the Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts may be entered into for purposes of hedging specific securities denominated in foreign currencies. Forward contracts are marked to market daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the counter parties are unable to meet the terms of the contracts.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities and non-deductible organization expenses. As a result, Net investment income
(loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. ("IMI") is the Manager and Investment Advisor of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.50% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.
     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1998, the net amount of underwriting discount retained by IMDI was $22,959.
     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class and Class I. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $28,560, $348,682 and $178,972, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $22,351, $70,653, $41,534 and $99, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C, Advisor Class and Class I were as follows:

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1998             DECEMBER 31, 1997
                           -------------------------   -------------------------
         CLASS A             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................   1,985,946   $ 19,496,625    3,012,394   $ 30,130,174
Repurchased..............  (1,058,859)   (10,228,606)  (1,207,864)   (11,232,084)
                           ----------   ------------   ----------   ------------
Net increase.............     927,087   $  9,268,019    1,804,530   $ 18,898,090
                           ==========   ============   ==========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS B             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................  2,736,109  $ 27,281,279    6,385,899   $ 63,560,068
Repurchased...............  (449,255)    (4,348,189)    (380,660)    (3,526,318)
                            --------   ------------   ----------   ------------
Net increase..............  2,286,854  $ 22,933,090    6,005,239   $ 60,033,750
                            ========   ============   ==========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS C             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................  1,571,789  $ 15,691,610    3,698,302   $ 36,867,171
Repurchased...............  (299,287)    (2,936,878)    (667,688)    (6,089,296)
                            --------   ------------   ----------   ------------
Net increase..............  1,272,502  $ 12,754,732    3,030,614   $ 30,777,875
                            ========   ============   ==========   ============

                                FOR THE PERIOD
                               FEBUARY 23, 1998
                                (COMMENCEMENT)
                               TO JUNE 30, 1998
                            -----------------------
      ADVISOR CLASS          SHARES       AMOUNT
      -------------         --------   ------------
Sold......................   122,718   $  1,222,985
Repurchased...............   (88,682)      (935,926)
                            --------   ------------
Net increase..............    34,036   $    287,059
                            ========   ============

                               SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 1998            DECEMBER 31, 1997
                            -----------------------   -------------------------
         CLASS I             SHARES       AMOUNT        SHARES        AMOUNT
         -------            --------   ------------   ----------   ------------
Sold......................        --   $         --            1   $         10
Repurchased...............        --             --           (1)           (10)
                            --------   ------------   ----------   ------------
Net change................        --   $         --           --   $         --
                            ========   ============   ==========   ============

03IIF2063098